                                                           Registration No. 33-08054
                                                                   File No. 811-4803
                                   UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, DC 20549

                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                             [ X ]

Pre-Effective Amendment No.                                            [     ]

Post-Effective Amendment No. 30                                          [ X ]

                                       and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                              [ X ]

Amendment No. 31                                                         [ X ]

------------------------------------------------------------------------------------
                             Oppenheimer Municipal Fund
------------------------------------------------------------------------------------
                 (Exact Name of Registrant as Specified in Charter)

------------------------------------------------------------------------------------
                 6803 South Tucson Way, Centennial, Colorado 80112
------------------------------------------------------------------------------------
                (Address of Principal Executive Offices) (Zip Code)

------------------------------------------------------------------------------------
                                   (303) 768-3200
------------------------------------------------------------------------------------
                (Registrant's Telephone Number, including Area Code)

------------------------------------------------------------------------------------
                                Robert G. Zack, Esq.
------------------------------------------------------------------------------------
                               OppenheimerFunds, Inc.
              2 World Financial Center, New York, New York 10281-1008
------------------------------------------------------------------------------------
                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[X]   Immediately upon filing pursuant to paragraph (b)
[   ] ___________ pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On ______________pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] This  post-effective   amendment   designates  a  new  effective  date  for  a
      previously filed post-effective amendment.

                                      6

Oppenheimer
Limited Term Municipal Fund

Prospectus dated January 26, 2007

---------------------------------------------------------------------------------

                                               Oppenheimer Limited Term
                                         Municipal Fund is a mutual fund. It
                                         seeks a high level of current income
                                         exempt from federal personal income
                                         taxes by investing in municipal
                                         securities.

                                               This prospectus contains
                                         important information about the Fund's
                                         objective, its investment policies,
                                         strategies and risks. It also contains
                                         important information about how to buy
                                         and sell shares of the Fund and other
                                         account features. Please read this

As with all mutual funds, the            prospectus carefully before you invest
Securities and Exchange Commission has   and keep it for future reference about
not approved or disapproved the Fund's   your account.

securities nor has it determined that
this prospectus is accurate or
complete. It is a criminal offense to
represent otherwise.

---------------------------------------------------------------------------------

                                                    [logo]  OppenheimerFunds(R)
                                                      The Right Way to Invest

CONTENTS

---------------------------------------------------------------------------------

                    ABOUT THE FUND

                    The Fund's Investment Objective and Principal Investment
                    Strategies
                    Main Risks of Investing in the Fund
                    The Fund's Past Performance
                    Fees and Expenses of the Fund
                    About the Fund's Investments
                    How the Fund is Managed

                    ABOUT YOUR ACCOUNT

                    How to Buy Shares
                    Class A Shares
                    Class B Shares
                    Class C Shares

                    Special Investor Services
                    AccountLink
                    PhoneLink
                    OppenheimerFunds Internet Website

                    How to Sell Shares

                    Checkwriting
                    By Mail
                    By Telephone

                    How to Exchange Shares
                    Shareholder Account Rules and Policies
                    Dividends, Capital Gains and Taxes
                    Financial Highlights

---------------------------------------------------------------------------------

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment
Strategies

WHAT IS THE  FUND'S  INVESTMENT  OBJECTIVE?  The  Fund  seeks a high  level of current income exempt from federal income tax.

WHAT DOES THE FUND MAINLY INVEST IN?  As a fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes) in investment-grade municipal securities that are exempt from federal income tax (including securities subject to alternative minimum tax).  Under normal market conditions, as a non-fundamental policy, the Fund will invest at least 95% of its net assets in those securities.  Not more than 5% of net assets will be invested in securities rated below investment grade at the time of acquisition. Municipal securities include municipal bonds (which are debt obligations having a maturity of more than one year when issued), municipal notes (which are debt obligations having a maturity of less than one year when issued), and interests in municipal leases. "Investment-grade" securities are securities rated in the four highest rating categories of national rating organizations such as Standard & Poor's Rating Services ("S&P") or Moody's Investors
Services ("Moody's") or unrated securities judged by the Fund's investment manager, OppenheimerFunds, Inc. (the "Manager"), to be comparable to securities rated as investment grade. These investments are more fully explained in "About the Fund's Investments," below.

      The Fund seeks to maintain a dollar-weighted average effective portfolio maturity of five years or less. However, the Fund can invest in securities that have short, intermediate or long maturities. Because of events affecting the bond markets and interest rate changes, the maturity of the portfolio might not meet that target at all times.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL? In
selecting securities for the Fund, the portfolio managers look nationwide for municipal securities, evaluating them using a variety of factors that may change over time and may vary in particular cases. The portfolio managers currently look for:
      o  Securities that offer high current income,

      o  A wide range of issuers and securities to provide portfolio diversification,

      o  Investment-grade securities that offer high income, particularly callable bonds,

      o  Securities of a variety of different issuers, for portfolio diversification to help reduce risk of volatility, including unrated bonds and securities of smaller issuers that might be overlooked by other investors and funds,
o     Coupon interest or accretion rates, current market interest rates, callability and call prices that might change the effective maturity of particular securities and the overall portfolio, and
o     Securities with a diverse array of maturities, so that portions of the portfolio will mature at different times to reduce share price volatility.

      The portfolio managers may consider selling a security if any of these factors no longer apply to a security purchased for the Fund.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for individual investors who are seeking income exempt from federal personal income taxes, from a portfolio of limited term maturity to try to reduce share price volatility.
The Fund does not seek capital gains or growth. Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts or for investors seeking capital growth. The Fund is intended to be a long-term investment but is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors, described below. They include changes in general bond market movements, the change in value of particular bonds or the income they pay because of an event affecting the issuer, or changes in interest rates that can affect bond prices overall.
There is also the risk that poor security selection by the Manager will cause the Fund to underperform other funds having a similar objective. The share prices of the Fund can change daily based on changes in market prices of securities and market conditions and in response to other economic events.

CREDIT RISK. Municipal securities are subject to credit risk. Credit risk is the risk that the issuer of a municipal security might not make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income may be reduced, and if the issuer fails to repay principal, the value of that security and of the Fund's shares may be reduced. To help reduce credit risks, the Fund focuses on investing in investment-grade securities. However, credit ratings are not guarantees of an issuer's timely payments of its obligations. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities.

INTEREST RATE RISK. Municipal securities are subject to changes in value when prevailing interest rates change. When prevailing interest rates fall, the values of already-issued municipal securities generally rise. When prevailing interest rates rise, the values of already-issued municipal securities generally fall, and the securities may sell at a discount from their face amount. The magnitude of these price changes is generally greater for securities having longer maturities.

      Although the Fund attempts to limit its average effective portfolio maturity to not more than five years, the Fund can hold securities having maturities of more than five years to seek higher income. When the Fund holds securities with longer maturities, it will seek to manage its average effective portfolio maturity with other investment techniques. When the average effective maturity of the Fund's portfolio is relatively longer, its share prices may fluctuate more when interest rates change. However, the
Fund's maturity management strategy could be unsuccessful, so that the prices of its portfolio securities could be more volatile than anticipated.

Additionally, the Fund can buy variable and floating rate obligations. When interest rates fall, the yields of these securities decline. Callable bonds the Fund buys are more likely to be called when interest rates fall, and the
Fund might then have to reinvest the proceeds of the called instrument in other securities that have lower yields, reducing its income.

TOBACCO RELATED BONDS.  The Fund may invest in two types of tobacco related bonds:  (i) tobacco settlement revenue bonds, for which payments of interest and principal are made solely from a state's interest in the
Master Settlement Agreement ("MSA") described below, and (ii) tobacco bonds subject to a state's appropriation pledge, for which payments may come from both the MSA revenue and the applicable state's appropriation pledge.

Tobacco Settlement Revenue Bonds. The Fund may invest a significant portion of its assets in tobacco settlement revenue bonds. Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the MSA. The
MSA is an agreement, reached out of court in November 1998 between 46 states and six other U.S. jurisdictions (including Puerto Rico and Guam) and the four largest U.S. tobacco manufacturers (Phillip Morris, RJ Reynolds, Brown &
Williamson, and Lorillard). Subsequently, a number of smaller tobacco manufacturers signed on to the MSA, bringing the current combined market share of participating tobacco manufacturers to approximately 92%. The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the
MSA.

A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus the risk to the Fund, are highly dependent on the receipt of future settlement payments to the state or its governmental entity, as well as several other factors. The actual amount of future settlement payments, therefore, is dependent on many factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline.

Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers could cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect the Fund's net asset value.

The MSA and tobacco manufacturers have been and continue to be subject to various legal claims.  An adverse outcome to any litigation matters relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges. The Statement of
Additional Information contains more detailed information about the litigation related to the tobacco industry and the MSA.

o     "Subject  to  Appropriation"  (STA)  Tobacco  Bonds.  In addition to the tobacco  settlement  bonds discussed  above, the Fund also may invest in tobacco  related  bonds  that are  subject  to a  state's  appropriation
      pledge  ("STA  Tobacco  Bonds").   STA  Tobacco  Bonds  rely on both the
      revenue source from the MSA and a state appropriation pledge.

      These STA Tobacco Bonds are part of a larger category of municipal bonds that are subject to state appropriation.  Although specific provisions may vary among states, "subject to appropriation bonds"
      (also referred to as "appropriation debt") are typically payable from two distinct sources: (i) a dedicated revenue source such as a municipal enterprise, a special tax or, in the case of tobacco bonds, the MSA funds, and (ii) from the issuer's general funds.  Appropriation debt differs from a state's general obligation debt in that general obligation debt is backed by the state's full faith, credit and taxing power, while appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due. The appropriation is usually made annually.
      While STA Tobacco Bonds offer an enhanced credit support feature, that feature is generally not an unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit or taxing power of the state. The Fund considers STA Tobacco Bonds to be
      "municipal securities" for purposes of its concentration policies.

INVERSE FLOATERS. The Fund may invest up to 20% of its total assets in
"inverse floaters" to seek greater income and total return. An inverse floater typically is a derivative instrument created by a trust that divides a fixed-rate municipal security into two securities: a short-term tax free floating rate security and a long-term tax free floating rate security (the inverse floater) that pays interest at rates that move in the opposite direction of the yield on the short-term floating rate security. As short-term interest rates rise, inverse floaters produce less current income
(and, in extreme cases, may pay no income) and as short-term interest rates fall, inverse floaters produce more current income.

Certain inverse floaters are created when the Fund purchases a fixed-rate municipal security and subsequently transfers it to a broker-dealer (the sponsor). The sponsor sells the municipal security to a trust. The trust creates the inverse floater, pursuant to an arrangement that enables the Fund to withdraw the underlying bond to collapse the inverse floater (upon the payment of the value of the short-term security and certain costs).
Additionally, the Fund may be able to purchase inverse floaters created by municipal issuers directly or by other parties depositing securities into a sponsored trust.

The Fund may also enter into "shortfall and forbearance" agreements with respect to inverse floaters. Under those agreements, on liquidation of the trust, the Fund is committed to pay the trust the difference between the liquidation value of the underlying municipal bond on which the inverse floater is based and the principal amount payable to the holders of the short-term floating rate security that is based on the same underlying municipal security. Although the Fund has the risk that it may be required to make such additional payment, these agreements may offer higher interest payments than a standard inverse floater.

The Fund's investments in inverse floaters may involve additional risks. The market value of inverse floaters can be more volatile than that of a conventional fixed-rate bond having similar credit quality, redemption provisions and maturity. Typically, inverse floaters tend to underperform fixed rate bonds in a rising long-term interest rate environment, but tend to outperform fixed rate bonds in a falling or stable long-term interest rate environment. Inverse floaters all entail some degree of leverage. An inverse floater that has a higher degree of leverage usually is more volatile with respect to its price and income than an inverse floater that has a lower degree of leverage. Some inverse floaters have a "cap," so that if interest rates rise above the "cap," the security pays additional interest income. If rates do not rise above the "cap," the Fund will have paid an additional amount for a feature that proved worthless.

Because of the accounting treatment for inverse floaters created by the
Fund's transfer of a municipal bond to a trust, the Fund's financial statements reflect these transactions as "secured borrowings," which affects the Fund's expense ratios, statements of income and assets and liabilities and causes the Fund's Statement of Investments to include the underlying municipal bond.

BORROWING FOR LEVERAGE. The Fund can borrow from banks to purchase additional securities, a technique referred to as "leverage" in amounts up to one-third of its total assets (including the amounts borrowed) less all liabilities and indebtedness other than borrowings. This use of "leverage" will subject the
Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share prices more sensitive to interest rate changes.
The interest on borrowed money is an expense that might reduce the Fund's yield.

TAXABILITY RISK. The Fund will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes.  Subsequent to the Fund's acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income.  As a result, the treatment of dividends previously paid or to be paid by the Fund as "exempt-interest dividends"
could be adversely affected, subjecting the Fund's shareholders to increased federal income tax liabilities.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance, and the prices of its shares.
Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

      While the Fund's strategy of managing the volatility of its portfolio by limiting its effective maturity may help reduce fluctuations in the Fund's share prices, unanticipated events can affect the maturity of securities and reduce the effectiveness of that strategy. In the OppenheimerFunds spectrum, the Fund is more conservative than some types of bond funds, such as high yield bond funds, and may be less volatile than longer-term tax-exempt funds, but it has greater risks than money market funds.

An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compared to those of a broad-based market index. The after-tax returns for the other classes of shares will vary.

The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. In certain cases, the figure representing "Return After Taxes on
Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The
Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[see appendix to the prospectus for data in bar chart showing annual total returns.]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from 1/01/06 through 12/31/06, the cumulative return before taxes for Class A shares was 5.46%.

During the period shown in the bar chart, the highest return before taxes for a calendar quarter was 4.21% (3 Qtr '04) and the lowest return before taxes for a calendar quarter was -2.11% (2 Qtr '04).

-------------------------------------------------------------------------------------
Average Annual Total Returns        1 Year            5 Years          10 Years
for    the    periods    ended

December 31, 2006

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Class A Shares  (inception

11/11/86)                            1.77%             6.35%             5.38%
  Return Before Taxes                1.76%             6.35%             5.36%
  Return After Taxes on
  Distributions                      2.61%             6.14%             5.29%
  Return  After  Taxes  on
  Distributions  and  Sale
  of Fund Shares

-------------------------------------------------------------------------------------

Class  B   Shares   (inception       0.65%             6.15%             5.28%

9/11/95)
-------------------------------------------------------------------------------------

Class  C   Shares   (inception                          6.31%              4.96%
12/1/93)                           3.69%

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Lehman Brothers Municipal                              5.53%               5.76%
Bond Index (reflects no
deduction for fees, expenses
or taxes)                          4.84%

-------------------------------------------------------------------------------------

The Fund's average annual total returns include applicable sales charges: for
Class A, the current maximum initial sales charge of 3.50%; for Class B, the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for
Class C, the 1% contingent deferred sales charge for the 1-year period.
Because Class B shares convert to Class A shares 72 months after purchase,
Class B 10 years performance does not include any contingent deferred sales charge and uses Class A performance for the period after conversion. The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's Class A shares is compared to Lehman
Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds. The index performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes.
The Fund's investments vary from those in the index.

Fees and Expenses of the Fund

The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The numbers below are based on the Fund's expenses during its fiscal year ended September 30, 2006.

--------------------------------------------------------------------
Shareholder Fees (charges paid directly from your investment):
--------------------------------------------------------------------
--------------------------------------------------------------------
                             Class A      Class B    Class C Shares
                             Shares        Shares
--------------------------------------------------------------------
--------------------------------------------------------------------
Maximum Sales Charge          3.50%         None          None
(Load) on purchases (as
% of offering price)
--------------------------------------------------------------------
--------------------------------------------------------------------
Maximum Deferred Sales       None(1)       4%(2)         1%(3)
Charge (Load) (as % of
the lower of the
original offering price
or redemption proceeds)
--------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                Class A Shares  Class B Shares  Class C Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Management Fees                     0.41%           0.41%            0.41%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Distribution and/or Service         0.25%           1.00%            1.00%
(12b-1) Fees

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Total Other Expenses                0.48%           0.51%            0.48%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    Interest and Related
    Expenses from Inverse           0.25%           0.25%            0.25%
    Floaters(4)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    Other Expenses                  0.23%           0.26%            0.23%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Total Annual Operating Expenses     1.14%           1.92%            1.89%

--------------------------------------------------------------------------------

Expenses may vary in future years. "Other Expenses" include transfer agent fees, interest and fees from borrowings, custodial fees, and accounting and legal expenses that the Fund pays. The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time.

1.    A  contingent   deferred  sales  charge  may  apply  to  redemptions  of
   investments  of $1  million  or more of  Class A  shares.  See  "How to Buy
   Shares" for details.
2.    Applies to  redemptions  in first year after  purchase.  The  contingent deferred  sales  charge  gradually  declines  from  4% to 1% in  years  one through five and is eliminated after that.

3.    Applied to shares redeemed within 12 months of purchase.

     4. Interest and Related  Expenses  from Inverse  Floaters  include  certain expenses and fees related to the Fund's investments in inverse floaters. Some of those  expenses  are  liabilities  with respect to interest  paid on  short-term floating rate notes issued by the trusts whose inverse floater  certificates are held by the Fund.  Under accounting  rules, the Fund also recognizes  additional income in an amount that directly corresponds to these expenses.  Therefore, the
Fund's net asset values per share and total  returns  have not been  affected by these addtional  expenses.  Those expenses  affected the statement of the Fund's
Total Other Expenses and Total Annual Operating  Expenses in the table above and the Examples below.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated, and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

-------------------------------------------------------------------------------
If shares are redeemed:           1 year      3 years    5 years    10 years
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class A Shares                     $463        $702        $959      $1,695

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class B Shares                     $597        $809       $1,147     $1,870*

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class C Shares                     $294        $599       $1,031     $2,232

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
If shares are not redeemed:       1 year      3 years    5 years    10 years
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class A Shares                     $463        $702        $959      $1,695

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class B Shares                     $197        $609       $1,047     $1,870*

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class C Shares                     $194        $599       $1,031     $2,232

-------------------------------------------------------------------------------

In the first example, expenses include the initial sales charge for Class A and the applicable Class B and Class C contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class
B and Class C expenses do not include contingent deferred sales charges.
* Class B expenses for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the
Fund's portfolio among different investments will vary over time based on the
Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Manager tries to reduce risks by diversifying investments, emphasizing investment-grade securities, seeking to limit the average effective maturity of the portfolio, and carefully researching securities before they are purchased. However, changes in the overall market prices of municipal securities and the income they pay can occur at any time. The yields and share prices of the Fund will change daily based on changes in market prices of securities, interest rates and market conditions and in response to other economic events. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      Municipal Securities. The Fund buys municipal bonds and notes, certificates of participation in municipal leases and other municipal debt obligations. The Fund can buy municipal securities that are
      "general obligations," secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.
      The Fund can also buy "revenue obligations," whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. Some of these revenue obligations are private activity bonds that pay interest that may be a tax preference for investors subject to alternative minimum tax. The Fund selects investments without regard to this type of tax treatment.

      The Fund invests in debt obligations issued by the governments of states, their political subdivisions (such as cities, towns and counties), the District of Columbia, or by their agencies, instrumentalities and authorities, if the interest paid on the security is not subject to federal personal income tax (in the opinion of bond counsel to the issuer at the time the security is issued). The Fund can also buy securities issued by any commonwealths, territories or possessions of the United States, or their respective agencies, instrumentalities or authorities, if the interest paid on the security is not subject to federal personal income tax (in the opinion of bond counsel to the issuer at the time the security is issued).  The opinion of bond counsel does not insure that the interest will remain tax-exempt during the life of the bond.  All of these types of debt obligations are referred to as "municipal securities" in this prospectus.

      Under highly unusual circumstances, the Internal Revenue Service may determine that a municipal bond issued as tax-exempt should in fact be taxable. If the Fund held such a bond, it might have to distribute taxable ordinary income dividends or reclassify as taxable income previously distributed as exempt-interest dividends.

      Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local governments, specific projects or public facilities.

o     Municipal Lease Obligations. Municipal leases are used by state and local governments to obtain funds to acquire land, equipment or facilities. The Fund can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations. Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality. They often contain "non-appropriation" clauses under which the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis.

      If the government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable. Although the obligation may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may even result in a delay in recovery or failure to recover the original investment. Some lease obligations may not have an active trading market, making it difficult for the Fund to value and to sell them quickly at an acceptable price.

Determining the "Average Effective Maturity" of the Fund's Portfolio. In
      general, when interest rates change, debt securities having shorter maturities fluctuate in value less than securities with longer maturities.  The Fund tries to reduce the volatility of its share prices by seeking to maintain an average effective portfolio maturity of five years or less. It measures the "average" maturity of all of its securities on a "dollar-weighted" basis, meaning that larger securities holdings have a greater effect on overall portfolio maturity than smaller holdings. The Fund can therefore hold securities with stated
      and effective maturities of more or less than five years.

      The "effective" maturity of a security is not always the same as the stated maturity date. A number of factors may cause the "effective"
      maturity to be shorter than the stated maturity. For example, a bond's effective maturity might be deemed to be shorter (for pricing and trading purposes) than its stated maturity as a result of differences between its coupon interest rate and current market interest rates, whether the bond is callable (that means the issuer can pay off the bond prior to its stated maturity), the rate of accretion of discounts on the bond, and other factors such as mandatory put provisions and scheduled sinking fund payments.

      When interest rates change, securities that have an effective maturity that is shorter than their stated maturity tend to behave like securities having those shorter maturity dates. However, those securities might not behave as expected, and the Fund might not always be successful in maintaining its average effective portfolio maturity at five years or less or in reducing the volatility of its share prices.

Ratings of Municipal Securities. As a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes) in investment-grade municipal securities that are exempt from federal income tax (including securities subject to alternative minimum tax).
      Under normal market conditions, as a non-fundamental policy, the Fund will invest at least 95% of its net assets in these securities.
      "Investment grade" securities are those rated within the four highest rating categories of Moody's, S&P, or Fitch or other
      nationally-recognized rating organizations, or (if unrated) judged by the Manager to be comparable to securities rated as investment grade.
      Rating definitions of rating organizations are in Appendix A to the
      Statement of Additional Information. If a security the Fund buys is not rated, the Manager will use its judgment to assign a rating that it believes is comparable to that of a rating organization.

      The Manager relies to some extent on credit ratings by nationally recognized rating organizations in evaluating the credit risk of securities selected for the Fund's portfolio. It also uses its own research and analysis to evaluate risks. Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security might change over time. If the rating of a security is reduced after the Fund buys it, the Fund is not required automatically to dispose of that security. However, the Manager will evaluate those securities to determine whether to keep them in the
      Fund's portfolio.

o     Special Risks of Lower-Grade Securities. Municipal securities that are below investment grade (these are sometimes called "junk bonds") may be subject to greater price fluctuations and risks of loss of income and principal than investment grade municipal securities. Not more than 5%
      of net assets will be invested in securities rated below investment grade at the time of acquisition. Securities that are (or that have fallen) below investment grade have a greater risk that the issuers may not meet their debt obligations. They may also be less liquid than investment-grade securities, making it harder for the Fund to value or to sell them at an acceptable price.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of
Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment policies that are fundamental policies are listed in the Statement of Additional Information.
An investment policy or technique is not fundamental unless this prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its investment objective, the Fund can also use the investment techniques and strategies described below. The
Manager might not always use all of the different types of techniques and investments described below. These techniques have risks although some of them are designed to help reduce overall investment or market risks.

Derivative Investments. The Fund can use derivatives to seek increased income or to try to hedge investment risks. The Fund generally does not use hedging instruments, such as options, to try to hedge investment risks.
      In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. "Inverse floaters" and "variable rate obligations" are examples of derivatives that the Fund can use.
o     There are Special Risks in Using Derivative Investments.  If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on its investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund will get less income than expected or its hedge might be unsuccessful, and its share prices could fall. To try to preserve capital, the Fund has limits on the amount of particular types of derivatives it can hold.  However, using derivatives can increase the volatility of the Fund's share prices. Some derivatives may be illiquid, making it difficult for the Fund to sell them quickly at an acceptable price.

Floating Rate/Variable Rate Obligations. Some municipal securities have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals. Floating rates are automatically adjusted in relation to a specified market rate for such investments, such as the percentage of the prime rate of a bank or the 91-day U.S. Treasury Bill rate. These obligations may be secured by bank letters of credit or other credit support arrangements and can include "participation interests" purchased from banks that give the Fund an undivided interest in a municipal obligation in proportion to its investment.

"When-Issued" and "Delayed-Delivery" Transactions. The Fund can purchase municipal securities on a "when-issued" basis and can purchase or sell securities on a "delayed- delivery" basis. Between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment. There is a risk of loss to the Fund if the value of the when-issued security declines prior to the settlement date. No income accrues to the Fund on a when-issued security until the Fund receives the security on settlement of the trade.

Puts and Stand-By Commitments. The Fund can acquire "stand-by commitments" or
      "puts" with respect to municipal securities. These investments give the
      Fund the right to sell the securities at a set price on demand to the issuing broker-dealer or bank. However, this feature may result in a lower interest rate on the security. The Fund will acquire stand-by commitments or puts solely to enhance portfolio liquidity.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under federal securities laws before they can be sold publicly. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Temporary Defensive and Interim Investments. In times of unstable adverse market, economic or political conditions, the Fund can invest up to
      100% of its assets in temporary defensive investments that are inconsistent with the Fund's principal investment strategies.
      Generally, such investments would be high-quality, short-term money market instruments such as U.S. Government securities, highly-rated commercial paper, short-term corporate debt obligations, bank deposits or repurchase agreements. To the extent the Fund invests in these securities, such investments might be inconsistent with the Funds investment objective.

      Under normal market conditions, the Fund can also hold these types of investments for cash management purposes (in amounts not exceeding 20%
      of its total assets) pending the investment of proceeds from the sale of Fund shares or portfolio securities, or to meet anticipated redemptions of Fund shares.

PORTFOLIO HOLDINGS. The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The Fund also discloses its portfolio holdings in its
      Statements of Investments on Form N-Q, which are filed with the
      Securities and Exchange Commission no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the Securities and Exchange Commission.
      Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

      A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the
      Fund's Statement of Additional Information.

How the Fund is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment adviser since 1960. The Manager and its subsidiaries and controlled affiliates managed more than $235 billion in assets as of December 31, 2006, including other Oppenheimer funds, with more than 6 million shareholder accounts. The Manager is located at Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the
      Manager an advisory fee, calculated on the daily net assets of the
      Fund, at an annual rate that declines on additional assets as the Fund grows: 0.50% of the first $100 million of average annual net assets,
      0.45% of the next $150 million, 0.425% of the next $250 million, and
      0.40% of average annual net assets in excess of $500 million. The
      Fund's advisory fee for its last fiscal year ended September 30, 2006, was 0.41% of average annual net assets for each class of shares.

      A discussion  regarding the basis for the Board of Directors approval of the Fund's  investment  advisory  contract  is  available  in the Fund's
      Semi-Annual  Report to shareholders for the six month period ended March
      31, 2006.

     Portfolio Managers.   The Fund's portfolio is managed by a team of
     investment professionals, including Ronald H. Fielding, Daniel G.
     Loughran, Scott S. Cottier, Troy E. Willis, Mark R. DeMitry, Marcus V.
     Franz and Michael L. Camarella, who are primarily responsible for the day-to-day management of the Fund's investments.

     Mr. Fielding has been a Vice President and Senior Portfolio Manager of the Fund since July 2002.  Mr. Fielding has been a Senior Vice President of the Manager since January 1996 and Chairman of the Rochester Division of the Manager since January 1996.  He is the Chief Strategist, a Senior
     Portfolio Manager, an officer and a trader for the Fund and other
     Oppenheimer funds.

     Mr. Loughran has been a Vice President of the Fund since October 2005 and a Senior Portfolio Manager of the Fund since July 2005. Mr. Loughran was a Portfolio Manager of the Fund from April 2001 to June 2005. He has been a Vice President of the Manager since April 2001 and has been a portfolio manager with the Manager since 1999.  He is team leader, a
     Senior Portfolio Manager, an officer and trader for the Fund and other
     Oppenheimer funds.

     Mr. Cottier has been a Vice President of the Fund since October 2005 and a Senior Portfolio Manager of the Fund since 2002.  Mr. Cottier has been a Vice President of the Manager since 2002.  Prior to joining the
     Manager in 2002, Mr. Cottier was a portfolio manager and trader at
     Victory Capital Management from 1999 to 2002.  He is a Senior Portfolio
     Manager, an officer and trader for the Fund and other OppenheimerFunds.

     Mr. Willis has been a Vice President of the Fund since October 2005 and a Senior Portfolio Manager of the Fund since January 2006. He was a
     Portfolio Manager of the Fund from May 2003 to December 2005. Prior to joining the Manager in 2003, Mr. Willis was a Corporate Attorney for
     Southern Resource Group from 1999 to 2003. He is a Senior Portfolio
     Manager, an officer and a trader for the Fund and other OppenheimerFunds.

     Mr. DeMitry has been an Associate Portfolio Manager of the Fund and of the Manager since September 2006. Mr. DeMitry was a Research Analyst of the Manager from June 2003 to August 2006. He was a Credit Analyst of the Manager from July 2001 to May 2003. He is an Associate Portfolio
     Manager and a trader for the Fund and other Oppenheimer funds.

     Mr. Franz has been an Associate Portfolio Manager of the Fund and of the
     Manager since September 2006. Mr. Franz was a Research Analyst of the
     Manager from June 2003 to August 2006. Prior to joining the Manager, Mr.
     Franz was a summer intern in the Securities Division at TIAA-CREF from
     June 2002 to September 2002. He is an Associate Portfolio Manager and a
     trader for the Fund and other Oppenheimer funds.

     Mr. Camarella is a Research Analyst for the Fund.  He has been a
     Research Analyst of the Manager since February 2006.  Mr. Camarella was a Credit Analyst of the Manager from June 2003 to January 2006.  Prior to joining the Manager, he was employed as an Investment Banking Analyst for Wachovia Securities in Charlotte, North Carolina from January 2000 to June 2002. He is also a trader for the Fund and other Oppenheimer funds.

     Additional information about the Fund's portfolio management team, regarding compensation, other accounts managed and their ownership of Fund shares, is provided in the Statement of Additional
     Information.

PENDING LITIGATION

      A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent (and other defendants) in the U.S. District Court for the Southern District of New York on
      January 10, 2005 and was amended on March 4, 2005.The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants and against certain present and former Directors, Trustees and officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

       The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
      Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.
      However, the Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf. A broker or dealer may charge a processing fee for that service.

Buying Shares Through the Distributor. Complete an OppenheimerFunds new
      account application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you do not list a dealer on the application, Class A shares are your only purchase option. The Distributor will act as your agent in buying Class A shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you. Class B, or Class C shares may not be purchased by a new investor directly from the
      Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing Class B, or Class C account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.

o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum wire purchase is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you can pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide share purchase instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below.
      Please refer to "AccountLink," below for more details.

o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder application and the Statement of Additional
      Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make an initial investment for as little as $500. The minimum subsequent investment is $50, except that for any account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
   A minimum investment of $250 applies to certain fee based programs that have an agreement with the Distributor. The minimum subsequent investment for those programs is $50.
o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the
      Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order. Your financial adviser can provide you with more information regarding the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange (the "NYSE"), on each day the NYSE is open for trading (referred to in this prospectus as a "regular business day"). The NYSE normally closes at 4:00 p.m.,
      Eastern time, but may close earlier on some days. All references to time in this prospectus are to "Eastern time."

      The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day.  To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.
      If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, that security may be valued by another method that the Board of
      Trustees believes accurately reflects the fair value.

      The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee.  Fair value determinations by the
      Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the
      Fund.  Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets
      (for example, a securities market closes early because of a natural disaster). The Fund uses fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for the
      Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the
      Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share.

      If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, an event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.
The Offering Price. For you to receive the offering price for a particular day, the Distributor or its designated agent must receive your order, in proper form as described in this prospectus, by the time the NYSE closes that day. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through an authorized dealer, your dealer must receive the order by the close of the NYSE for you to receive that day's offering price. If your order is received on a day when the NYSE is closed or after it is closed, the order will receive the next offering price that is determined.

------------------------------------------------------------------------------

WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 5 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduction in sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than five years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class
      B contingent deferred sales charge if you redeem within five years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. The Distributor will not accept purchase orders of more than $100,000 for Class B shares or $1 million or more of Class C shares from a single investor.  Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o     Investing for the Longer Term.  If you are investing  less than $100,000 for the longer-term,  and do not expect to need access to your money for more than five years, Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may not be  available  to  Class B and  Class C  shareholders.
      Other  features  may not be  advisable  (because  of the  effect  of the contingent  deferred sales charge) for Class B and Class C shareholders.
      Therefore,  you  should  carefully  review  how  you  plan  to use  your investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B and Class C asset-based sales charge described below and in the Statement of
      Additional Information. Also, checkwriting is not available on accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and
      Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The
      Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund held by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
       Amount of Purchase Front-End Sales   Front-End Sales   Concession As
                                            Charge As a
                          Charge As a       Percentage of
                          Percentage of     Net               Percentage of
                          Offering Price    Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $100,000             3.50%             3.63%            3.00%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000   or  more  but       3.00%             3.09%            2.50%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000   or  more  but       2.50%             2.56%            2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000   or  more  but       2.00%             2.04%            1.50%
 less than $1 million
 ------------------------------------------------------------------------------
Due to rounding,  the actual sales charge for a particular  transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B to the Statement of
      Additional Information details the conditions for the waiver of sales charges that apply in certain cases and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

Can You Reduce Class A Sales Charges?  You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a "Letter of Intent."
The Fund reserves the right to modify or to cease offering these programs at any time.
o     Right of Accumulation. To qualify for the reduced the Class A sales charge that would apply to a larger purchase than you are
         currently making (as shown in the table above), you can add the value of any Class A, Class B or Class C shares of the
         Fund or other Oppenheimer funds that you or your spouse
         currently own, or are currently purchasing, to the value of your Class A share purchase.  Your Class A shares of
         Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash
         Reserves on which you have not paid a sales charge will not be counted for this purpose. In totaling your holdings, you may count shares held in your individual accounts (including IRAs and 403(b) plans), your joint accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer). If you are buying shares
         directly from the Fund, you must inform the Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares through your intermediary you must notify your intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

               To count shares of eligible Oppenheimer funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the Distributor or your current intermediary with a copy of all account statements showing your current holdings of the Fund or other eligible Oppenheimer funds, including statements for accounts held by you and your spouse or in retirement plans or trust or custodial accounts for minor children as described above. The Distributor or intermediary through which you are buying shares will calculate the value of your eligible Oppenheimer fund shares, based on the current offering price, to determine which
         Class A sales charge rate you qualify for on your current purchase.

o     Letters of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Distributor. A
         Letter of Intent is a written statement of your intention to purchase a specified value of Class A, Class B or Class C
         shares of the Fund or other Oppenheimer funds over a 13-month period. The total amount of your intended purchases of Class
         A, Class B and Class C shares will determine the reduced sales charge rate that will apply to your Class A share purchases of the Fund during that period. Purchases made up to 90 days
         before the date that you submit a Letter of Intent will be included in that determination. Your Class A shares of
         Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash
         Reserves on which you have not paid a sales charge, will not be counted for this purpose. Submitting a Letter of Intent does not obligate you to purchase the specified amount of
         shares.  You may also be able to apply the Right of
         Accumulation to these purchases.

         If you do not complete the Letter of Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased.  A
         certain portion of your shares will be held in escrow by the
         Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares - Letters of Intent" in the Fund's Statement of
         Additional Information for more complete information.

Other Special Sales Charge Arrangements and Waivers.  The Fund and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The Fund reserves the right to amend or discontinue these programs at any time without prior notice.

o     Dividend Reinvestment.  Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund may be exchanged without a sales
         charge, at the net asset value per share in effect on the
         payable date. You must notify the Transfer Agent in writing to elect this option and must have an existing account in the fund selected for reinvestment.
o     Exchanges of Shares.  Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other Oppenheimer funds on the same basis. Please refer to
         "How to Exchange Shares" in this prospectus and in the
         Statement of Additional Information for more details,
         including a discussion of circumstances in which sales charges may apply on exchanges.
o     Reinvestment Privilege.  Within six months of a redemption of certain
         Class A and Class B shares, the proceeds may be reinvested in
         Class A shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge. This privilege applies to redemptions of Class
         A shares that were subject to an initial sales charge or Class
         A or Class B shares that were subject to a contingent deferred sales charge when redeemed. The investor must ask the Transfer
         Agent or his or her financial intermediary for that privilege at the time of reinvestment and must identify the account from which the redemption was made.

     Other Special  Reductions and Waivers.  The Fund and the Distributor  offer additional  arrangements  to reduce or eliminate  front-end  sales charges or to waive  contingent  deferred sales charges for certain types of transactions  and for certain  categories of investors  (primarily  retirement plans that purchase shares in special  programs  through the  Distributor).  These are  described in greater  detail in Appendix B to the  Statement of Additional  Information.  The
Fund's   Statement  of  Additional   Information   may  be  ordered  by  calling
1.800.225.5677  or may be accessed  through  the  OppenheimerFunds  website,  at
www.oppenheimerfunds.com  (under the heading "I Want To,"  follow the  hyperlink
"Access  Fund  Documents"  and click on the icon in the column "SAI" next to the
Fund's  name).   A  description  of  these  waivers  and  special  sales  charge arrangements is also available for viewing on the OppenheimerFunds website (under the heading "Fund  Information," click on the hyperlink "Sales Charge Waivers").
To receive a waiver or special  sales  charge  rate under  these  programs,  the purchaser must notify the Distributor (or other financial  intermediary  through which shares are being  purchased)  at the time of the  purchase,  or notify the
Transfer  Agent  at the time of  redeeming  shares  for  waivers  that  apply to contingent deferred sales charges.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more. The Distributor pays dealers of record concessions in an amount equal to 0.50% of purchases of $1 million or more. That concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18 month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions); or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within five years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

--------------------------------------------------------------------------------
Years Since Beginning of Month in Which  Contingent Deferred Sales Charge on
                                         Redemptions in That Year
Purchase Order was Accepted              (As % of Amount Subject to Charge)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
0 - 1                                    4.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1 - 2                                    3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2 - 3                                    2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
3 - 4                                    2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
4 - 5                                    1.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
More than 5                              None
--------------------------------------------------------------------------------
In the table,  a "year" is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to
      0.25% of the average annual net assets of Class A shares of the Fund.
      The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B and Class C Shares. The Fund has
      adopted Distribution and Service Plans for Class B and Class C shares to pay the Distributor for its services and costs in distributing Class
      B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.00% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer.
      After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

      The Distributor currently pays a sales concession of 2.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 3.00% of the purchase price. The
      Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.00% of the purchase price. The
      Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. The Distributor normally retains the Class C asset-based sales charge during the first year after Class C shares are purchased. See the Statement of Additional Information for exceptions.

      Under certain circumstances, the Distributor may pay the full Class B or Class C asset-based sales charge and the service fee to the dealer beginning in the first year after the purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase, if there is a special agreement between the dealer and the Distributor. In those circumstances, the sales concession will not be paid to the dealer.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the
Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and
Expenses of the Fund" in this prospectus because they are not paid by the
Fund.

     "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund
"supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the NASD) designed to increase sales representatives' awareness about
Oppenheimer funds, including travel and lodging expenditures. However, the
Manager does not consider a financial intermediary's sale of shares of the
Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the
Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement.
To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the
Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor or the
Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

     The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the
Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.
      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to the bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received by the Distributor or your authorized financial intermediary, in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, by using the Fund's checkwriting privilege, or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the
Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption check is not payable to all shareholders listed on the account statement.
   o  The redemption check is not sent to the address of record on your account statement.
   o  Shares are being transferred to a Fund account with a different owner or name.
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Receiving Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500. There is a
      $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

CHECKWRITING. To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.225.5677 to request checkwriting for an account in this
Fund with the same registration as the other account.

o     Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
o     Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
o     Checks must be written for at least $500. Checks written below the stated amount on the check will not be accepted. However, if you have existing checks indicating a $100 minimum, you may still use them for amounts of $100 or more.
o     Checks cannot be paid if they are written for more than your account value. Remember, your shares fluctuate in value and you should not write a check close to the total account value.
o     You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
o     Don't use your checks if you changed your Fund account number, until you receive new checks.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name,
   o  The Fund's name,
   o  Your Fund account number (from your account statement),
   o  The dollar amount or number of shares to be redeemed,
   o  Any special payment instructions,
   o  Any share certificates for the shares you are selling,
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days. You may not redeem shares under a share certificate by telephone.

   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
      Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge a processing fee for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B or Class C contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or

o     shares redeemed in the special circumstances  described in Appendix B to the Statement of Additional Information.

      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.
      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.

   o  The prospectuses of the selected  fund must offer the exchange privilege.
   o  When you establish an account, you must hold the shares you buy for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares on any regular business day, subject to the limitations described below.

   o  You must meet the minimum purchase requirements for the selected fund.
o     Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
   o  Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

      For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. An exchange may result in a capital gain or loss.

      You can find a list of the Oppenheimer funds currently available for exchanges in the Statement of Additional Information or you can obtain a list by calling a service representative at 1.800.225.5677. The funds available for exchange can change from time to time.

   A contingent  deferred sales charge (CDSC) is not charged when you exchange shares of the Fund for shares of another  Oppenheimer  fund.  However,  if you exchange your shares during the applicable  CDSC holding  period,  the holding period will carry over to the fund shares that you acquire.  Similarly, if you acquire shares of the Fund in exchange for shares of another  Oppenheimer fund that are subject to a CDSC  holding  period,  that  holding  period will carry over to the  acquired  shares of the Fund.  In either of these  situations,  a
CDSC may be imposed if the acquired  shares are redeemed before the end of the
CDSC holding period that applied to the exchanged shares.

   There are a number of other special  conditions and limitations  that apply to  certain  types  of  exchanges.  These  conditions  and  circumstances  are described in detail in the "How to Exchange  Shares"  section in the Statement of Additional Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
      Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the OppenheimerFunds internet website, at www.oppenheimerfunds.com. You must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address.
      Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
      The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's ability to manage the Fund's investments efficiently, increase the Fund's transaction and administrative costs and/or affect the Fund's performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the
      Fund's brokerage or administrative expenses might be increased.

   Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer
         Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares.
         Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received.
         However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its
         discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this prospectus.
         The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers.  The Fund and the
         Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority). The Distributor and/or the Transfer
         Agent have agreements with a number of financial intermediaries that permit them to submit exchange orders in bulk on behalf of their clients. Those intermediaries are required to follow the exchange policies stated in this prospectus and to comply with additional, more stringent restrictions. Those additional restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the Transfer Agent, and limits on the amount of client assets that may be invested in a particular fund. A fund or the Transfer Agent may limit or refuse bulk exchange requests submitted by such financial intermediaries if, in the
         Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus. Further details are provided under "How to Sell Shares."

o     Right to Refuse Exchange and Purchase Orders.  The Distributor and/or
         the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges.  The Transfer Agent
         may send a written warning to direct shareholders that the Transfer
         Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts.  If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as
         "omnibus" or "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, may apply.

While the Fund, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c)
accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the Fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit.  A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible
         Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A
         "direct shareholder" is one whose account is registered on the
         Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer
         Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand"
         exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September.  See the Statement of
      Additional Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this prospectus.

Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in-kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Fund or the Transfer
      Agent may use this information to attempt to verify your identity.  The
      Fund may not be able to establish an account if the necessary information is not received.  The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net tax-exempt income and/or net taxable investment income each regular business day and to pay those dividends monthly. Daily dividends will not be declared or paid on newly-purchased shares until Federal Funds are available to the Fund from the purchase payment for such shares.

       The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of
Trustees may change the targeted dividend level at any time, without prior notice to shareholders. The amount of those dividends and any other distributions paid on other classes of shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and other distributions paid on Class A shares will generally be higher than dividends for Class B and Class C shares, which normally have higher expenses than Class A. The
Fund cannot guarantee that it will pay any dividends or other distributions.

CAPITAL GAINS. Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains annually.
The Fund may make supplemental distributions of ordinary income and exempt-interest dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES. Dividends paid from net investment income earned by the Fund on tax-exempt municipal securities and designated by the Fund as
"exempt-interest dividends" will be excludable from gross income for federal income tax purposes.

      Dividends and capital gains distributions may be subject to federal, state or local taxes. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund. The Fund may derive gains in part from municipal obligations the Fund purchased below their principal or face values. All or a portion of these gains may be taxable to you as ordinary income rather than capital gains. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. The Fund will also send you a separate statement summarizing the total distributions paid by the Fund.

It is possible that, because of events occurring after the date of its issuance, a municipal security owned by the Fund will be determined to pay interest that is includable in gross income for purposes of the federal income tax, and that the determination could be retroactive to the date of issuance.  Such a determination may cause a portion of prior distributions to shareholders to be taxable to shareholders in the year of receipt.

The Fund intends each year to qualify as a "regulated investment company"
under the Internal Revenue Code, but reserves the right not to qualify. It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares (including reinvested dividends) and the price you receive when you sell them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The Fund's financial highlights for the Fund's fiscal years 2002 through 2006 have been restated from those originally included in the Fund's Annual Report for the Fund's fiscal year ended September 30, 2006. The restatement changes the accounting treatment of the Fund's portfolio holdings of certain municipal bond derivative securities referred to as "inverse floaters."
Expenses for each class of shares were restated to reflect the interest and fee expense related to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
However, these changes in accounting treatment have not affected the Fund's net asset values per share or the investment performance of each class of shares.

This information has been audited by Deloitte & Touche LLP, the Fund's independent registered public accounting firm, whose report, along with the
Fund's financial statements, is included in the Statement of Additional
Information, which is available upon request.

FINANCIAL HIGHLIGHTS
(As restated, see Note 9 to the Fund's Financial Statements which are included in the Fund's Statement of Additional Information)
--------------------------------------------------------------------------------

CLASS A    YEAR ENDED SEPTEMBER 30,                     2006         2005         2004         2003         2002
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    15.85     $  15.18     $  14.70     $  14.86     $  14.71
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .68 1        .69 1        .73          .79          .73
Net realized and unrealized gain (loss)                  .05          .68          .51         (.16)         .14
                                                  -----------------------------------------------------------------
Total from investment operations                         .73         1.37         1.24          .63          .87
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.67)        (.70)        (.76)        (.79)        (.72)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    15.91     $  15.85     $  15.18     $  14.70     $  14.86
                                                  =================================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      4.70%        9.17%        8.62%        4.19%        6.17%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $1,259,280     $943,010     $491,985     $260,413     $112,312
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $1,122,551     $691,251     $371,845     $184,574     $100,220
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   4.34%        4.41%        4.94%        5.36%        5.02%
Expenses excluding interest
and fees from short-term floating rate
notes issued                                            0.89%        0.93%        0.96%        1.00%        0.92%
Interest and fees from short-term
floating rate notes issued 5                            0.25%        0.16%        0.11%        0.11%        0.05%
                                                  -----------------------------------------------------------------
Total expenses                                          1.14%        1.09%        1.07%        1.11%        0.97%
Expenses after payments and waivers and
reduction to custodian expenses                         1.14%        1.08%        1.07%        1.11%        0.94% 4
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   19%          20%          23%          60%          97%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 to the Fund's Financial Statements which are included in the Fund's Statement of Additional Information.

FINANCIAL HIGHLIGHTS  Continued
(As restated, see Note 9 to the Fund's Financial Statements which are included in the Fund's Statement of Additional Information)
--------------------------------------------------------------------------------

CLASS B    YEAR ENDED SEPTEMBER 30,                     2006         2005         2004         2003         2002
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    15.84     $  15.17     $  14.69     $  14.85     $  14.70
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .56 1        .58 1        .63          .69          .62
Net realized and unrealized gain (loss)                  .04          .67          .50         (.18)         .15
                                                  -----------------------------------------------------------------
Total from investment operations                         .60         1.25         1.13          .51          .77
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.54)        (.58)        (.65)        (.67)        (.62)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    15.90     $  15.84     $  15.17     $  14.69     $  14.85
                                                  =================================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      3.90%        8.34%        7.81%        3.40%        5.38%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   95,056     $105,404     $ 95,267     $ 70,742     $ 24,086
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  101,464     $101,504     $ 84,577     $ 47,571     $ 20,967
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   3.59%        3.70%        4.21%        4.60%        4.27%
Expenses excluding interest
and fees from short-term floating rate
notes issued                                            1.67%        1.69%        1.72%        1.77%        1.68%
Interest and fees from short-term
floating rate notes issued 5                            0.25%        0.16%        0.11%        0.11%        0.05%
                                                  -----------------------------------------------------------------
Total expenses                                          1.92%        1.85%        1.83%        1.88%        1.73%
Expenses after payments and waivers and
reduction to custodian expenses                         1.92%        1.85%        1.83%        1.88%        1.70% 4
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   19%          20%          23%          60%          97%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

FINANCIAL HIGHLIGHTS  Continued
(As restated, see Note 9 to the Fund's Financial Statements which are included in the Fund's Statement of Additional Information)
--------------------------------------------------------------------------------
CLASS C    YEAR ENDED SEPTEMBER 30,                     2006         2005         2004         2003         2002
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    15.81     $  15.14     $  14.66     $  14.82     $  14.68
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .57 1        .57 1        .63          .69          .62
Net realized and unrealized gain (loss)                  .03          .68          .50         (.18)         .14
                                                  -----------------------------------------------------------------
Total from investment operations                         .60         1.25         1.13          .51          .76
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.55)        (.58)        (.65)        (.67)        (.62)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    15.86     $  15.81     $  15.14     $  14.66     $  14.82
                                                  =================================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      3.87%        8.38%        7.85%        3.42%        5.32%
-------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  566,254     $522,684     $306,784     $164,236     $ 25,349
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  557,832     $406,498     $243,380     $ 93,199     $ 21,058
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   3.60%        3.68%        4.20%        4.62%        4.27%
Expenses excluding interest
and fees from short-term floating rate
notes issued                                            1.64%        1.66%        1.69%        1.75%        1.68%
Interest and fees from short-term
floating rate notes issued 5                            0.25%        0.16%        0.11%        0.11%        0.05%
                                                  -----------------------------------------------------------------
Total expenses                                          1.89%        1.82%        1.80%        1.86%        1.73%
Expenses after payments and waivers and
reduction to custodian expenses                         1.89%        1.82%        1.80%        1.86%        1.70% 4
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   19%          20%          23%          60%          97%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

INFORMATION AND SERVICES

For More Information on Oppenheimer Limited Term Municipal Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can request these documents by e-mail or
                              through the OppenheimerFunds website. You may
                              also read or download certain documents on the
                              OppenheimerFunds website at:
                              www.oppenheimerfunds.com
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling the Securities and Exchange
Commission at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the Securities and Exchange
Commission's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the Securities and
Exchange Commission's e-mail address: publicinfo@sec.gov or by writing to the
Securities and Exchange Commission's Public Reference Section, Washington,
D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]   OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No. 811-4803

PR0860.001.0107
Printed on recycled paper

                          APPENDIX TO PROSPECTUS OF
                   OPPENHEIMER LIMITED TERM MUNICIPAL FUND

      Graphic material included in prospectus of Oppenheimer Limited Term
Municipal Fund:  "Annual Total Returns (Class A) (as of December 31 each year)".

      A bar chart will be included in the prospectus of Oppenheimer Limited
Term Municipal Fund (the "Fund") depicting the annual total returns of a hypothetical $10,000 investment in Class A shares of the Fund for each of the
10 most recent calendar years without deducting sales charges. Set forth below are the relevant data points that will appear on the bar chart.

Calendar          Oppenheimer Limited Term
Year              Municipal Fund
Ended             Class A Shares

12/31/97              9.02%
12/31/98              6.15%
12/31/99             -3.44%
12/31/00              7.14%
12/31/01              3.69%
12/31/02              7.83%
12/31/03              8.05%
12/31/04              7.30%
12/31/05              6.95%
12/31/06              5.46%

Oppenheimer Limited Term Municipal Fund

6803 South Tucson Way, Centennial, Colorado 80112
1.800.CALL OPP (225.5677)

Statement of Additional Information dated January 26, 2007

      This Statement of Additional Information ("SAI") is not a prospectus.
This document contains additional information about the Fund and supplements information in the Prospectus dated January 26, 2007.  It should be read together with the Prospectus, which may be obtained by writing to the Fund's
Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado
80217 or by calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

Contents                                                                  Page

About the Fund
Additional Information About the Fund's Investment Policies and Risks.........
     The Fund's Investment Policies...........................................
     Municipal Securities.....................................................
     Other Investment Techniques and Strategies...............................
     Other Investment Restrictions............................................
     Disclosure of Portfolio Holdings
How the Fund is Managed.......................................................
     Organization and History.................................................
     Trustees and Officers of the Fund........................................
     The Manager .............................................................
Brokerage Policies of the Fund................................................
Distribution and Service Plans................................................
Payments to Fund Intermediaries...............................................
Performance of the Fund.......................................................

About Your Account
How To Buy Shares.............................................................
How To Sell Shares............................................................
How to Exchange Shares........................................................
Dividends, Capital Gains and Taxes............................................
Additional Information About the Fund.........................................

Financial Information About the Fund
Report of Independent Registered Public Accounting Firm.......................
Financial Statements .........................................................

Appendix A: Municipal Bond Rating Definitions.............................A-1
Appendix B: OppenheimerFunds Special Sales Charge Arrangements and Waivers.B-1

                                      98
                                      2
A B O U T  T H E  F U N D

Additional Information About the Fund's Investment Policies and Risks

The investment objective and the principal investment policies of the Fund are described in the Prospectus. This Statement of Additional Information
contains supplemental information about those policies and the types of securities that the Fund's investment manager, OppenheimerFunds, Inc., (the
"Manager") can select for the Fund. Additional explanations are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager uses in selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all.

      The Fund does not make investments with the objective of seeking capital growth. However, the values of the securities held by the Fund may be affected by changes in general interest rates and other factors, prior to their maturity. Because the current values of debt securities vary inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security will normally fall in value. Conversely, should interest rates decrease after a security is purchased, normally its value will rise.

      However, those fluctuations in value will not generally result in realized gains or losses to the Fund unless the Fund sells the security prior to the security's maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. The Fund does not usually intend to dispose of securities prior to their maturity, but may do so for liquidity purposes, or because of other factors affecting the issuer that cause the Manager to sell the particular security. In that case, the
Fund could realize a capital gain or loss on the sale.

      There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications.
These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

Municipal Securities. The types of municipal securities in which the Fund may invest are described in the Prospectus under "About the Fund's Investments."
Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

|X|   Municipal Bonds. We have classified long-termmunicipal securities having a maturity (when the security is issued) of more than one year as
"municipal bonds." The principal classifications of long-term municipal bonds are "general obligation" and "revenue" (including "industrial development")
bonds. They may have fixed, variable or floating rates of interest, as described below.

      Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.
Typically, that is 5 to 10 years from the issuance date. When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond. If that occurs, the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

|_|   General Obligation Bonds. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

|_|   Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source such as a state's or local government's proportionate share of the
Tobacco Master Settlement Agreement, as described below under the section titled "Tobacco Related Bonds." Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities;
colleges and universities; and hospitals.

      Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

         |_|      Private Activity Bonds.  The Tax Reform Act of 1986 amended and reorganized, under the Internal Revenue Code of 1986, as amended (the
"Internal Revenue Code"), the rules governing tax-exemption for interest on certain types of municipal securities known as "private activity bonds" (or,
"industrial development bonds" as they were referred to under pre-1986 law), the proceeds of which are used to finance various non-governmental privately owned and/or operated facilities.  Under the Internal Revenue Code, interest on private activity bonds is excludable from gross income for federal income tax purposes if the financed activities fall into one of seven categories of
"qualified private activity bonds," consisting of mortgage bonds, veterans mortgage bonds, small issue bonds, student loan bonds, redevelopment bonds, exempt facility bonds and 501(c)(3) bonds, and certain tests are met.  The types of facilities that may be financed with 501(c)(3) bonds include hospitals and educational facilities that are owned by 501(c)(3)
organizations.

      Whether a municipal security is a private activity bond (the interest on which is taxable unless it is a qualified private activity bond) depends on whether (i) more than a certain percentage (generally 10%) of (a) the proceeds of the security are used in a trade or business carried on by a non-governmental person and (b) the payment of principal or interest on the security is directly or indirectly derived from such private use, or is secured by privately used property or payments in respect of such property, or (ii) more than the lesser of 5% of the issue or $5 million is used to make or finance loans to non-governmental persons.

      Thus, certain municipal securities could lose their tax-exempt status retroactively if the issuer or user fails to meet certain continuing requirements, for the entire period during which the securities are outstanding, as to the use and operation of the bond-financed facilities and the use and expenditure of the proceeds of such securities.  The Fund makes no independent investigation into the use of such facilities or the expenditure of such proceeds.  If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

      The payment of the principal and interest on such qualified private activity bonds is dependant solely on the ability of the facility's user to meet its financial obligations, generally from the revenues derived from the operation of the financed facility, and the pledge, if any, of real and personal property financed by the bond as security for those payments.

      Limitations on the amount of private activity bonds that each state may issue may reduce the supply of such bonds.  The value of the Fund's portfolio could be affected by these limitations if they reduce the availability of such bonds.

      Interest on certain qualified private activity bonds that is tax-exempt may nonetheless be treated as a tax preference item subject to the alternative minimum tax to which certain taxpayers are subject.  If such qualified private activity bonds were held by the Fund, a proportionate share of the exempt-interest dividends paid by the Fund would constitute an item of tax preference to such shareholders.  The Fund will not invest in municipal securities that pay interest that would be an item of tax preference under the federal alternative minimum tax.

      |X| Municipal Notes. Municipal securities having a maturity (when the security is issued) of less than one year are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Fund can invest in are described below.

        |_| Tax Anticipation Notes. These are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

        |_| Revenue Anticipation Notes. These are notes issued in expectation of receipt of other types of revenue, such as Federal revenues available under Federal revenue-sharing programs.

        |_| Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. The long-term bonds that are issued typically also provide the money for the repayment of the notes.

        |_| Construction Loan Notes. These are sold to provide project
construction financing until permanent financing can be secured. After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

      |X| Tax Exempt Commercial Paper. This type of short-term obligation
(usually having a maturity of 270 days or less) is issued by a municipality to meet current working capital needs.

      |X| Municipal Lease Obligations. The Fund's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

      Some municipal lease securities may be deemed to be "illiquid"
securities. Their purchase by the Fund would be limited as described below in
"Illiquid Securities." From time to time the Fund may invest more than 5% of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees. Those guidelines require the Manager to evaluate:

      o the frequency of trades and price quotations for such securities;
      o the number of dealers or other potential buyers willing to purchase or sell such securities;
      o the availability of market-makers; and
      o the nature of the trades for such securities.

      Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis. While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

      Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities. Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects. Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

      In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units. A default in payment of income would result in a reduction of income to the Fund. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Fund.
While the Fund holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality.

TOBACCO RELATED BONDS.  The Fund may invest in two types of tobacco related bonds:  (i) tobacco settlement revenue bonds, for which payments of interest and principal are made solely from a state's interest in the Master
Settlement Agreement ("MSA") described below, and (ii) tobacco bonds subject to a state's appropriation pledge, for which payments may come from both the
MSA revenue and the applicable state's appropriation pledge.

Tobacco Settlement Revenue Bonds. The Fund may invest a significant portion of its assets in tobacco settlement revenue bonds. Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the MSA. The
MSA is an agreement reached out of court in November 1998 between 46 states and six other U.S. jurisdictions (including Puerto Rico and Guam) and the four largest U.S. tobacco manufacturers (Phillip Morris, RJ Reynolds, Brown &
Williamson, and Lorillard). Subsequently, a number of smaller tobacco manufacturers signed on to the MSA, bringing the current combined market share of participating tobacco manufacturers to approximately 92%.  The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share and each state receives a fixed percentage of the payment as set forth in the
MSA.

      A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus the risk to the Fund, are highly dependent on the receipt of future settlement payments by the state or its governmental entity, as well as other factors. The actual amount of future settlement payments is dependent on many factors including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline.

      Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers could also cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect the Fund's net asset value.

      The MSA and tobacco manufacturers have been and continue to be subject to various legal claims.  An adverse outcome to any litigation matters relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges.

Tobacco Bonds Subject to Appropriation (STA) Bonds. In addition to the tobacco settlement bonds discussed above, the Fund also may invest in tobacco related bonds that are subject to a state's appropriation pledge ("STA
Tobacco Bonds").  STA Tobacco Bonds rely on both the revenue source from the
MSA and a state appropriation pledge.

      These STA Tobacco Bonds are part of a larger category of municipal bonds that are subject to state appropriation.  Although specific provisions may vary among states, "subject to appropriation bonds" (also referred to as
"appropriation debt") are typically payable from two distinct sources: (i) a dedicated revenue source such as a municipal enterprise, a special tax or, in the case of tobacco bonds, the MSA funds, and (ii) from the issuer's general funds.  Appropriation debt differs from a state's general obligation debt in that general obligation debt is backed by the state's full faith, credit and taxing power, while appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due. The appropriation is usually made annually.  While STA
Tobacco Bonds offer an enhanced credit support feature, that feature is generally not an unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit or taxing power of the state.
The Fund considers the STA Tobacco Bonds to be "municipal securities" for purposes of their concentration policies.

      Litigation Challenging the MSA.  The participating manufacturers and states in the MSA are subject to several pending lawsuits challenging the MSA and/or related state legislation or statutes adopted by the states to implement the MSA (referred to herein as the "MSA-related legislation"). One or more of the lawsuits allege, among other things, that the MSA and/or the states' MSA-related legislation are void or unenforceable under the Commerce
Clause and certain other provisions of the U.S. Constitution, the federal antitrust laws, federal civil rights laws, state constitutions, consumer protection laws and unfair competition laws.

      To date, challenges to the MSA or the states' MSA-related legislation have not been ultimately successful, although three such challenges have survived initial appellate review of motions to dismiss. Two of these three challenges (referred to herein as Grand River and Freedom Holdings) are pending in the U.S. District Court for the Southern District of New York and
have proceeded to a stage of litigation where the ultimate outcome may be determined by, among other things, findings of fact based on extrinsic evidence as to the operation and impact of the MSA and the states'
MSA-related legislation. In these two cases, certain decisions by the U.S.
Court of Appeals for the Second Circuit have created heightened uncertainty as a result of that court's interpretation of federal antitrust immunity and
Commerce Clause doctrines as applied to the MSA and the states' MSA-related legislation that interpretation appears to conflict with interpretations by other courts, that have rejected challenges to the MSA and the states'
MSA-related legislation. Prior decisions rejecting such challenges have concluded that the MSA and the MSA-related legislation do not violate the
Commerce Clause of the U.S. Constitution and are protected from antitrust challenges based on established antitrust immunity doctrines.  Such a conflict may result in significant uncertainty regarding the validity and enforceability of the MSA and/or the states' related MSA-legislation and could adversely affect payment streams associated with the MSA and the bonds.
The existence of a conflict as to the rulings of different federal courts on these issues, especially between Circuit Courts of Appeals, is one factor that the U.S. Supreme Court may take into account when deciding whether to exercise its discretion in agreeing to hear an appeal. No assurance can be given that the U.S. Supreme Court would choose to hear and determine any appeal relating to the substantive merits of the cases challenging the MSA or the states' MSA-related legislation.

      Grand River and Freedom Holdings.   Both cases are pending in the U.S.
District Court for the Southern District of New York and seek to enjoin the enforcement of states' MSA-related legislation. The Grand River case is pending against the attorneys general of 31 states.  The plaintiffs seek to enjoin the enforcement of the states' MSA-related legislation, and allege, among other things, (a) violations of federal antitrust law, the accompanying state legislation enacted pursuant to the MSA mandates or authorizes such violations and is thus preempted by federal law and that (b) the MSA and related statutes are invalid or unenforceable under the Commerce Clause of the U.S. Constitution. Grand River was remanded and remains pending in the
Southern District and the parties have engaged in discovery with respect to the antitrust and Commerce Clause claims.

      The Freedom Holdings case is pending against the attorney general and the commissioner of taxation and finance of the State of New York and is based on the same purported claims as the Grand River case.  On February 10,
2006, plaintiffs filed an amended complaint seeking (1) a declaratory judgment that the operation of the MSA and New York's MSA-related legislation implements an illegal per se output cartel in violation of the federal antitrust laws and is preempted thereby, (2) a declaratory judgment that New
York's MSA-related legislation, together with the similar legislation of other states, regulates interstate commerce in violation of the Commerce
Clause of the U.S. Constitution and (3) an injunction permanently enjoining the enforcement of New York's MSA-related legislation.

      To date, the Second Circuit is the only federal court that has sustained a Commerce Clause challenge to the MSA and MSA-related legislation after reviewing a motion to dismiss.  A final decision in these cases by the
District Court would be subject to appeal to the Second Circuit and would likely be further appealed to the U.S. Supreme Court.  A Supreme Court decision to affirm or to decline to review a Second Circuit ruling that is adverse to the participating manufacturers and states, challenging validity or enforceability of MSA or the states' MSA-related legislation, could potentially lead to invalidation of the MSA and states' MSA-related legislation in their entirety, materially affect the payment streams under the MSA and/or result in the complete loss of the Fund's outstanding investment.

      A third case challenging the MSA (Xcaliber v. Ieyoub) in federal court in Louisiana (Fifth Circuit) also has survived appellate review of motions to dismiss.  Certain non-participating manufacturers are alleging, among other things, that certain provisions of Louisiana's MSA-related legislation violate various provisions of the U.S. Constitution and the Louisiana constitution.  On March 1, 2006, the U.S. Court of Appeals for the Fifth
Circuit vacated the district court's dismissal of the plaintiffs' complaint and remanded the case for reconsideration. In addition to the three cases identified above, proceedings are pending in federal courts that challenge the MSA and/or the states' MSA-related legislation in California, Louisiana,
Oklahoma, Kansas, Kentucky, Tennessee and Arkansas. The issues raised in
Freedom Holdings or Grand River are also raised in many of these other cases.  The MSA and states' MSA-related legislation may also continue to be challenged in the future. A determination that the MSA or states' MSA-related legislation is void or unenforceable would have a material adverse effect on the payments made by the participating manufacturers under the MSA.

      Litigation Seeking Monetary Relief from Tobacco Industry Participants.
The tobacco industry has been the target of litigation for many years. Both individual and class action lawsuits have been brought by or on behalf of smokers alleging that smoking has been injurious to their health, and by non-smokers alleging harm from environmental tobacco smoke, also known as
"secondhand smoke."  Plaintiffs seek various forms of relief, including compensatory and punitive damages aggregating billions of dollars, treble/multiple damages and other statutory damages and penalties, creation of medical monitoring and smoking cessation funds, disgorgement of profits, legal fees, and injunctive and equitable relief.

      The MSA does not release participating manufacturers from liability in either individual or class action cases.  Healthcare cost recovery cases have also been brought by governmental and non-governmental healthcare providers seeking, among other things, reimbursement for healthcare expenditures incurred in connection with the treatment of medical conditions allegedly caused by smoking. The participating manufacturers are also exposed to liability in these cases, because the MSA only settled healthcare cost recovery claims of the participating states. Litigation has also been brought against certain participating manufacturers and their affiliates in foreign countries.

      The ultimate outcome of any pending or future lawsuit is uncertain.
Verdicts of substantial magnitude that are enforceable as to one or more participating manufacturers, if they occur, could encourage commencement of additional litigation, or could negatively affect perceptions of potential triers of fact with respect to the tobacco industry, possibly to the detriment of pending litigation. An unfavorable outcome or settlement or one or more adverse judgments could result in a decision by the affected participating manufacturers to substantially increase cigarette prices, thereby reducing cigarette consumption beyond the forecasts under the MSA.
In addition, the financial condition of any or all of the participating manufacturer defendants could be materially and adversely affected by the ultimate outcome of pending litigation, including bonding and litigation costs or a verdict or verdicts awarding substantial compensatory or punitive damages. Depending upon the magnitude of any such negative financial impact
(and irrespective of whether the participating manufacturer is thereby rendered insolvent), an adverse outcome in one or more of the lawsuits could substantially impair the affected participating manufacturer's ability to make payments under the MSA.

      |X| Maturity of the Fund's Portfolio. The Fund seeks to maintain a dollar-weighted average effective portfolio maturity of five years or less to try to reduce the volatility of the values of its securities. However, the
Fund can invest in securities that have short, intermediate or long maturities. The goal is to try to manage the sensitivity of the Fund's portfolio to changes in interest rates, and in doing so to manage the volatility of the Fund's share prices in response to those changes.

      The Manager determines the effective maturity of debt obligations purchased by the Fund considering various factors that apply to a particular type of debt obligation, including those described below. While a debt security's maturity can be used to measure the sensitivity of the security's price to changes in interest rates, the term to maturity of a security does not take into account the pattern (or expected pattern) of the security's payments of interest or principal prior to maturity.

      |X| Credit Ratings of Municipal Securities. The Fund normally invests at least 95% of its net assets (plus borrowing for investment purposes) in investment-grade municipal securities that are exempt from federal income tax
(including securities subject to alternative minimum tax). Not more than 5%
of net assets will be invested in securities rated below investment grade at the time of acquisition. Ratings by ratings organizations such as Moody's
Investors Service, Standard & Poor's Ratings Service and Fitch, Inc.
represent the respective rating agency's opinions of the credit quality of the municipal securities they undertake to rate. However, their ratings are general opinions and are not guarantees of quality. Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

      After the Fund buys a municipal security, the security may cease to be rated or its rating may be reduced. Neither event requires the Fund to sell the security, but the Manager will consider such events in determining whether the Fund should continue to hold the security. To the extent that ratings given by Moody's, Standard & Poor's, or Fitch change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the Fund's investment policies.

      The Fund can buy municipal securities that are "pre-refunded."  The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. government securities placed in an escrow account.
This causes the pre-refunded security to have essentially the same risks of default as a AAA-rated security.

      The rating definitions of Moody's, Standard & Poor's and Fitch for municipal securities are contained in Appendix A to this SAI. The Fund can purchase securities that are unrated by nationally recognized rating organizations. The Manager will make its own assessment of the credit quality of unrated issues the Fund buys. The Manager will use criteria similar to those used by the rating agencies, and assign a rating category to a security that is comparable to what the Manager believes a rating agency would assign to that security. However, the Manager's rating does not constitute a guarantee of the quality of a particular issue.

      |_| Special Risk of Lower-Grade Securities. Lower grade securities may have a higher yield than securities rated in the higher rating categories. In addition to having a greater risk of default than higher-grade securities, there may be less of a market for these securities. As a result they may be harder to sell at an acceptable price. The additional risks mean that the
Fund may not receive the anticipated level of income from these securities, and the Fund's net asset value may be affected by declines in the value of lower-grade securities. However, because the added risk of lower quality securities might not be consistent with the Fund's policy of preservation of capital, the Fund limits its investments in lower quality securities. While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's, are investment grade, they may be subject to special risks and have some speculative characteristics.

Other Investment Techniques and Strategies. In seeking its objective, the
Fund may from time to time employ the types of investment strategies and investments described below. The Fund is not required to use all of the strategies at all times and at times may not use them.

      |X| Floating Rate and Variable Rate Obligations.  Some fixed and variable rate obligations have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity.
The tender may be at par value plus accrued interest, according to the terms of the obligation.

      The interest rate on a floating rate note is based on a stated
prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury
Bill rate, or some other standard, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of not less than one year. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Manager may determine that an unrated floating rate or variable rate obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated
maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon not more than 30 days' notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder.

      |X|   Inverse Floaters. The Fund invests in "inverse floaters" which are derivative instruments that pay interest at rates that move in the opposite direction of yields on short-term securities. As short-term interest rates rise, the interest rate on inverse floaters falls and they produce less current income. As short-term interest rates fall, the interest rates on the inverse floaters increase and they pay more current income. Their market value can be more volatile than that of a conventional fixed-rate security having similar credit quality, redemption provisions and maturity. The Fund can invest up to 20% of its total assets in inverse floaters.

     Currently, most of the inverse floaters the Fund buys are created when the Fund purchases a fixed-rate municipal security and subsequently transfers it to a trust created by a broker-dealer. The trust divides the fixed-rate security into two floating rate securities: (i) a short-term tax-free floating rate security paying interest at rates that usually reset daily or weekly, typically with the option to be tendered for par value on each reset date, and (ii) a residual interest (the "inverse floater") that is a long-term tax-free floating rate security, sometimes also referred to as a
"residual interest certificate." The inverse floater pays interest at rates that move in the opposite direction of the yield on the short-term floating rate security. The terms of the inverse floaters in which the Fund invests grant the Fund the right to  require a tender of the short-term floating rate securities, upon payment of the principal amount due to the holders of the short-term floating rate notes issued by the trust and certain other fees.
The Fund may then require the trust to exchange the underlying fixed-rate security for the short-term floating rate security and the inverse floater that the Fund owns.

     The Fund may also purchase inverse floaters created when another party transfers a fixed-rate municipal security to a trust. The trust then issues short-term floating rate notes to third parties and sells the inverse floater to the Fund. Under some circumstances, the Manager might acquire both portions of that type of offering, to reduce the effect of the volatility of the individual securities. This provides the Manager with a flexible portfolio management tool to vary the degree of investment leverage efficiently under different market conditions.

     Additionally, the Fund may be able to purchase inverse floaters created by municipal issuers directly. To provide investment leverage, a municipal issuer might issue two variable rate obligations instead of a single long-term, fixed-rate security. For example, the interest rate on one obligation reflecting short-term interest rates and the interest rate on the other instrument, the inverse floater, reflecting the approximate rate the issuer would have paid on a fixed-rate security, multiplied by a factor of two, minus the rate paid on the short-term instrument.

      Inverse floaters may offer relatively high current income, reflecting the spread between long-term and short-term tax exempt interest rates. As long as the municipal yield curve remains positively sloped, and short-term rates remain low relative to long-term rates, owners of inverse floaters will have the opportunity to earn interest at above-market rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term security having similar credit quality, redemption provisions and maturity.

      Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the Fund to the risk of short-term interest rate fluctuations. "Embedded" caps can be used to hedge a portion of the Fund's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater. However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

      The Fund may enter into a "shortfall and forbearance" agreement with the sponsor of an inverse floater held by the Fund. Under such an agreement, on liquidation of the trust, the Fund would be committed to pay the trust the difference between the liquidation value of the underlying security on which the inverse floater is based and the principal amount payable to the holders of the short-term floating rate security that is based on the same underlying security. The Fund would not be required to make such a payment under the standard terms of a more typical inverse floater. Although entering into a
"shortfall and forebearance" agreement would expose the Fund to the risk that it may be required to make the payment described above, the Fund may receive higher interest payments than under a typical inverse floater.

      An investment in inverse floaters may involve greater risk than an investment in a fixed-rate municipal security. All inverse floaters entail some degree of leverage. The interest rate on inverse floaters varies inversely at a pre-set multiple of the change in short-term rates. An inverse floater that has a higher multiple, and therefore more leverage, will be more volatile with respect to both price and income than an inverse floater with a lower degree of leverage or than the underlying security.

      The Fund has changed its accounting treatment of inverse floater transactions in which the Fund has transferred a municipal security it owned to a trust. Prior to the Fund's fiscal year-end, for accounting presentation purposes, these transactions were treated as a sale of the municipal security and a purchase of the inverse floater. Under applicable financial accounting standards however, the transfer of the security is considered a form of secured borrowing for financial reporting purposes. This change in accounting treatment does not apply to inverse floaters acquired by the Fund that were created by a third-party's transfer of a municipal security to the issuing trust.

      |X| "When-Issued" and "Delayed-Delivery" Transactions. The Fund can
purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed-delivery" (or "forward commitment") basis.
"When-issued" or "delayed-delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date. Normally the settlement date is within six months of the purchase of municipal bonds and notes. However, the Fund may, from time to time, purchase municipal securities having a settlement date more than six months and possibly as long as two years or more after the trade date. The securities are subject to change in value from market fluctuation during the settlement period. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause loss to the Fund. No income begins to accrue to the Fund on a when-issued security until the Fund receives the security at settlement of the trade.

      The Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield it considers advantageous.

      When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment leverage. Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased. In a sale transaction, it records the proceeds to be received, in determining its net asset value. In a purchase transaction, the Fund will identify on its books liquid assets with a value at least equal to the value of purchase commitments until the Fund pays for the investment.

      When-issued transactions and forward commitments can be used by the
Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the
Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

      |X|   Zero-Coupon Securities.  The Fund may buy zero-coupon and delayed interest municipal securities.  Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.
This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.  In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches.
Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities.  Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise.  When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's investment in zero-coupon securities may cause the Fund to recognize income and be required to make distributions to shareholders before it receives any cash payments on the zero-coupon investment.  To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

      |X| Puts and Standby Commitments. The Fund may acquire "stand-by commitments" or "puts" with respect to municipal securities to enhance portfolio liquidity and to try to reduce the average effective portfolio maturity. These arrangements give the Fund the right to sell the securities at a set price on demand to the issuing broker-dealer or bank. However, securities having this feature may have a relatively lower interest rate.

      When the Fund buys a municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day settlement from the purchaser. The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the time of exercise. A put purchased in conjunction with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

      The Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put (at a price that reflects that additional feature). The Fund will enter into these transactions only with banks and securities dealers that, in the
Manager's opinion, present minimal credit risks. The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised. If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.

      Puts and standby commitments are not transferable by the Fund. They terminate if the Fund sells the underlying security to a third party. The
Fund intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable the Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised. However, the Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the Fund's business relationships with the seller.

      A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security. Any consideration paid by the Fund for the put or standby commitment will be reflected on the
Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires. Interest income received by the Fund from municipal securities subject to puts or stand-by commitments may not qualify as tax exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

      |X| Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements. It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities. In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to an approved vendor for delivery on an agreed upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S.
commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated a primary dealer in government securities, which meet credit requirements set by the Fund's Manager from time to time. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      The majority of these transactions run from day to day. Delivery pursuant to resale typically will occur within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. The Fund will not enter into transactions that will cause more than 25% of the Fund's total assets to be subject to repurchase agreements.

      Repurchase agreements, considered "loans" under the Investment Company
Act of 1940 (the "Investment Company Act"), are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation.

      The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission (the "SEC"), the Fund, along with the affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

|X|   Illiquid and Restricted Securities. To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act of
1933, the Fund might have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The Fund has percentage limitations that apply to purchases of restricted and illiquid securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for resale to qualified institutional purchasers pursuant to
Rule 144A under the Securities Act of 1933, provided that those securities have been determined to be liquid by the Board of Trustees of the Fund or by the Manager under guidelines approved by the Board of Trustees. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holding of that security may be deemed to be illiquid.

      The Fund can also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

   Borrowing for Leverage.  The Fund has the ability to invest borrowed funds in portfolio securities. This speculative investment technique is known as
"leverage". Under its fundamental policies, the Fund may not borrow, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the
Fund, as such statutes, rules or regulations may be amended or interpreted from time to time.  Currently, under the Investment Company Act, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed) less its liabilities, other than borrowings, except that a fund may borrow up to 5% of its total assets for temporary purposes from any person. Under the Investment
Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. The Fund may borrow for temporary or emergency purposes only to the extent necessary in emergency situations to meet redemption requests after using all cash held by the Fund to meet such redemption requests, other than cash necessary to pay Fund fees and expenses. If the value of a Fund's assets fails to meet the 300% asset coverage requirement, the Fund is required, within three days, to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale.

      The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. The interest on the loan might be more (or less) than the yield on the securities purchased with the loan proceeds. Additionally, the Fund's net asset value per share might fluctuate more than that of funds that do not borrow.

      In addition, pursuant to an exemptive order issued by the SEC to
Citicorp North America, Inc. ("Citicorp"), the Fund also has the ability to borrow, subject to the limits established by its investment policies, from commercial paper and medium-term note conduits administered by Citicorp that issue promissory notes to fund loans to investment companies such as the
Fund. These loans may be secured by assets of the Fund, so long as the Fund's policies permit it to pledge its assets to secure a debt. Liquidity support for these loans will be provided by banks obligated to make loans to the Fund in the event the conduit or conduits are unable or unwilling to make such loans. The Fund will have the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice. As a borrower under a conduit loan facility, the Fund maintains rights and remedies under state and federal law comparable to those it would maintain with respect to a loan from a bank.

      |X| Loans of Portfolio Securities. To attempt to raise income or raise cash for liquidity purposes, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions. There are risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Fund presently does not intend to lend securities;
but if it does, these loans cannot exceed 5% of the value of the Fund's total assets. Income from securities loans does not constitute exempt-interest income for the purpose of paying tax-exempt dividends.

      There are risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or delay in recovery of the loaned securities. The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it lends securities, the Fund receives amounts equal to the dividends or interest on the loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on short-term debt securities purchased with the loan collateral. Either type of interest may be shared with the borrower. The Fund may pay reasonable finder's, administrative or other fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

      |X| Other Derivative Investments. Certain derivatives, such as options, futures, index securities and entering into swap agreements, can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities. However, these techniques could result in losses to the Fund, if the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's other investments. These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

      |X| Hedging.  The Fund may purchase and sell futures contracts and put and call options and can enter into interest rate swap agreements.  These are all referred to as "hedging instruments."  The Fund does not use hedging instruments for speculative purposes, and has limits on the use of them.  The
Fund does not use hedging instruments to a substantial degree and is not required to use them in seeking its goal.

      Hedging involves risks.  If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the hedge might be unsuccessful and the strategy could reduce the Fund's return.  The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

      The Fund can use hedging to attempt to protect against declines in the market value of its portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons. To do so the Fund could:
      |_|   sell interest rate futures or municipal bond index futures,
      |_|   buy puts on such futures or securities, or
      |_|   write covered calls on securities, interest rate futures,
      broadly-based municipal indices, or municipal bond index futures. The
      Fund can also write covered calls on debt securities to attempt to increase the Fund's income, but that income would not be tax-exempt.
      Therefore it is unlikely that the Fund would write covered calls for that purpose.

      The Fund can also use hedging to establish a position in the debt securities market as a temporary substitute for purchasing individual debt securities. In that case the Fund would normally seek to purchase the securities, and then terminate that hedging position. For this type of hedging, the Fund could:
      |_|   buy interest rate futures or municipal bond index futures, or
      |_|   buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below. The
Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's investment activities in the underlying cash market.
The particular hedging instruments the Fund can use are described below. The
Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective, are approved by its Board, and are permissible under the Fund's investment restrictions and applicable regulations.

        |_| Futures. The Fund can buy and sell futures contracts relating to debt securities (these are called "interest rate futures") and municipal bond indices (these are referred to as "municipal bond index futures"), but only as a hedge against interest rate changes.

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specific type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the futures position.

      A "municipal bond index" assigns relative values to the municipal bonds in the index, and is used as the basis for trading long-term municipal bond futures contracts. Municipal bond index futures are similar to interest rate futures except that settlement is made only in cash. The obligation under the contract may also be satisfied by entering into an offsetting contract. The strategies which the Fund employs in using municipal bond index futures are similar to those with regard to interest rate futures.

      No money is paid by or received by the Fund on the purchase or sale of a futures contract. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. government securities with the futures commission merchant (the "futures broker").
Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under certain specified conditions. As the future is marked to market (that is, its value on the
Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to the expiration of the future, the Fund may elect to close out its position by taking an opposite position at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund. Any gain or loss is then realized by the Fund on the Future for tax purposes. Although interest rate futures by their terms call for settlement by the delivery of debt securities, in most cases the obligation is fulfilled without such delivery by entering into an offsetting transaction. All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

      The Fund may concurrently buy and sell futures contracts in a strategy anticipating that the future the Fund purchased will perform better than the future the Fund sold. For example, the Fund might buy municipal bond futures and concurrently sell U.S. Treasury bond futures (a type of interest rate future). The Fund would benefit if municipal bonds outperform U.S. Treasury bonds on a duration-adjusted basis. There are risks that this type of futures strategy will not be successful. U.S. Treasury bonds might perform better on a duration-adjusted basis than municipal bonds, and the assumptions about duration that were used might be incorrect (for example, the duration of municipal bonds relative to U.S. Treasury bonds might turn out to be greater than anticipated).

        |_| Put and Call Options. The Fund can buy and sell certain kinds of put options (puts) and call options (calls), including index options, securities options and options on futures. These strategies are described below.

        Options trading involves the payment of premiums and can increase portfolio turnover.  Interest rate swaps are subject to credit risks and interest rate risks.

        |_| Writing Covered Call Options. The Fund can write (that is, sell)
call options. Calls the Fund sells may be listed on a securities or commodities exchange or quoted on NASDAQ(R), the automated quotation system of
The NASDAQ(R)Stock Market, Inc. or traded in the over-the-counter market. Each call the Fund writes must be "covered" while it is outstanding. That means the Fund must own the investment on which the call was written. The Fund may write calls on futures contracts, but if it does not own the futures contract or deliverable securities, these calls must be covered by securities or other liquid assets that the Fund owns and segregates to enable it to satisfy its obligations if the call is exercised. Up to 20% of the Fund's total assets may be subject to calls.

      When the Fund writes a call on a security, it receives cash (a
premium).The Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has retained the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium).
If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by the specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium.

      The Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Fund's escrow agent through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the
Fund has written calls traded on exchanges, or as to other acceptable escrow securities. In that way, no margin will be required for such transactions.
OCC will release the securities on the expiration of the calls or upon the
Fund's entering into a closing purchase transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security
(that is, the option is "in-the-money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on illiquid securities) the mark-to-market value of any OTC option held by it, unless the option is subject to a buy-back agreement by the executing broker.  The SEC is evaluating whether OTC options should be considered liquid securities. The procedure described above could be affected by the outcome of that evaluation.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction."  The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Any such profits are considered short-term capital gains for Federal tax purposes, as are premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.

        |_| Writing Uncovered Call Options on Futures Contracts. The Fund may
also write calls on futures contracts without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating in escrow an equivalent dollar value of liquid assets. The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the future. Because of this escrow requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future put the Fund in a "short" futures position.

        |_| Writing Put Options. The Fund can sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The Fund will not write puts if, as a result, more than 20% of the Fund's total assets would be required to be segregated to cover such put options.

      If the Fund writes a put, the put must be covered by liquid assets identified on the Fund's books. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the
Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments.
The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for Federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

        |_| Purchasing Calls and Puts. The Fund may buy calls on securities, broadly-based municipal bond indices, municipal bond index futures and interest rate futures. It may also buy calls to close out a call it has written, as discussed above. Calls the Fund buys may be listed on a securities or commodities exchange, or quoted on NASDAQ(R), or traded in the over-the-counter market. A call or put option may not be purchased if the purchase would cause the value of all the Fund's put and call options to exceed 5% of its total assets.

      When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium. For calls on securities that the Fund buys, it has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if (1) the call is sold at a profit or
(2) the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction costs and premium paid for the call. If the call is not either exercised or sold (whether or not at a profit), it will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to purchase the underlying investment.

      The Fund may buy puts on debt securities, municipal bond indices, and interest rate or municipal bond index futures, whether or not it owns the underlying investment. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price. Puts on municipal bond indices are settled in cash.

      Buying a put on an investment the Fund may not own (such as an index or future) permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      Buying a put on a debt security, interest rate future or municipal bond index future the Fund owns enables the Fund to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the investment at the exercise price to a seller of corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will, have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

        |_| Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund could pay a brokerage commission each time it buys a call or put, sells a call, or buys or sells an underlying investment in connection with the exercise of a call or put. Such commissions might be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      There is a risk in using short hedging by selling interest rate futures and municipal bond index futures or purchasing puts on municipal bond indices or futures to attempt to protect against declines in the value of the Fund's securities. The risk is that the prices of such futures or the applicable index will correlate imperfectly with the behavior of the cash (that is, market) prices of the Fund's securities. It is possible for example, that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of debt securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value of its debt securities.
However, while this could occur over a brief period or to a very small degree, over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of debt securities being hedged. It might do so if the historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets.
All participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. From the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

      The Fund can use hedging instruments to establish a position in the municipal securities markets as a temporary substitute for the purchase of individual securities (long hedging). It is possible that the market may decline. If the Fund then does not invest in such securities because of concerns that there might be further market decline or for other reasons, the
Fund will realize a loss on the hedging instruments that is not offset by a reduction in the purchase price of the securities.

      An option position may be closed out only on a market that provides secondary trading for options of the same series. There is no assurance that a liquid secondary market will exist for a particular option. If the Fund could not effect a closing purchase transaction due to a lack of a market, it would have to hold the callable investment until the call lapsed or was exercised, and could incur losses.

        |_| Interest Rate Swap Transactions. In an interest rate swap, the
Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they may swap a right to receive floating rate payments for fixed rate payments. The Fund can enter into swaps only on securities it owns. The Fund may not enter into swaps with respect to more than 25% of its total assets. Also, the Fund will segregate liquid assets (such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed. Income from interest rate swaps may be taxable.

      Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it. Credit risk arises from the possibility that the counterparty will default. If the counterparty to an interest rate swap defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The Fund can enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable under one or more swap transactions, the net amount payable on that date shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate the swaps with that party.
Under master netting agreements, if there is a default resulting in a loss to one party, that party's damages are calculated by reference to the average cost of a replacement swap with respect to each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

        |_| Regulatory Aspects of Hedging Instruments. The Commodities
Futures Trading Commission (the "CFTC") recently eliminated limitations on futures trading by certain regulated entities including registered investment companies. Consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act ("CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the
Fund's investment advisor (as they may be amended from time to time), and as otherwise set forth in the Fund's prospectus or this SAI.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges, or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's advisor). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when the Fund purchases an interest rate future or municipal bond index future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the investments underlying the future, less the margin deposit applicable to it.

      |X| Temporary Defensive and Interim Investments. The securities the
Fund can invest in for temporary defensive purposes include the following:
          |_|                         short-term municipal securities;
          |_|                         obligations issued or guaranteed by the
          U.S. government or its agencies or instrumentalities;
          |_|             corporate debt securities rated within the three
          highest grades by a nationally recognized rating agency;
          |_|             commercial paper rated "A-1" by Standard & Poor's,
          or having a comparable rating by another nationally
          recognized-rating agency; and
          |_|             certificates of deposit of domestic banks with
          assets of $1 billion or more.

      |X| Taxable Investments.  While the Fund can invest up to 20% of its net assets (plus borrowing for investment purposes) in investments that generate income subject to income taxes, it does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies. Taxable investments include, for example, hedging instruments, repurchase agreements, and the types of securities the Fund would buy for temporary defensive purposes. Small amounts of taxable income are earned when tax-exempt bonds purchased at a market discount are sold at a gain.

Portfolio Turnover. A change in the securities held by the Fund from buying and selling investments is known as "portfolio turnover."  Short-term trading increases the rate of portfolio turnover and could increase the Fund's transaction costs. However, the Fund ordinarily incurs little or no brokerage expense because most of the Fund's portfolio transactions are principal trades that do not require payment of brokerage commissions.

      The Fund ordinarily does not trade securities to achieve short-term capital gains, because such gains would not be tax-exempt income. To a limited degree, the Fund may engage in short-term trading to attempt to take advantage of short-term market variations. It may also do so to dispose of a portfolio security prior to its maturity. That might be done if, on the basis of a revised credit evaluation of the issuer or other considerations, the
Fund believes such disposition advisable or it needs to generate cash to satisfy requests to redeem Fund shares. In those cases, the Fund may realize a capital gain or loss on its investments. The Fund's annual portfolio turnover rate normally is not expected to exceed 100%. The Financial
Highlights table at the end of the prospectus shows the Fund's portfolio turnover rates during the past five fiscal years.

Other Investment Restrictions

      |X| What Are "Fundamental Policies?"  Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:
      |_|         67% or more of the shares present or represented by proxy
      at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      |_|         more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this SAI are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the
Prospectus or this SAI, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

      |X| Does the Fund Have Additional Fundamental Policies? The Fund has
the additional operating policies stated below, that are not "fundamental"
and which can be changed by the Board of Trustees without shareholder approval.

      |_| The Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

      |_| The Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

      |_| The Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

      |_| The Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the
U.S. government or its agencies and instrumentalities or securities issued by other investment companies.

      |_| The Fund cannot invest in real estate. However, the Fund can invest in municipal securities or other permissible securities or instruments secured by real estate or interests in real estate.

      |_| The Fund cannot underwrite securities. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling in securities held in its portfolio.

      |_| The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated or margin collateral or escrow arrangements are established to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

    |X| Does the Fund Have Additional Non-Fundamental Policies?  The Fund has
additional operating policies that are not fundamental, and which can be changed by the Board of Trustees without shareholder approval.  The following investment restrictions are not fundamental policies of the Fund:

    |_| Although the Fund can invest 25% or more of its assets in a particular segment of the municipal bond market, it will not invest 25% or more of its total assets in industrial revenue bonds in a single industry.

    |_| The Fund will not purchase or retain securities if, as a result, the
Fund would have more than 5% of its total assets invested in securities of private issuers having a record of less than three years' continuous operation, or in industrial development bonds if the private entity on whose credit the security is based, directly or indirectly, is less than three years old, unless the security is rated by a nationally-recognized rating service. In each case, that period may include the operation of predecessor companies or enterprises.

    |_| The Fund will not invest in common stock or any warrants related to common stocks. These operating policies are not fundamental policies.

|_|   The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph
(F) or (G) of section 12(d)(1) of the Investment Company Act.

      Unless the Prospectus or SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities).  In that case the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

Diversification. The Fund intends to be "diversified" as defined in the
Investment Company Act and to satisfy the restrictions against investing too much of its assets in any "issuer" as set forth in the restrictions above. In implementing this policy, the identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-governmental user, then that user would be deemed to be the sole issuer. However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of such government or other entity.

Applying the Restriction Against Concentration. In implementing the Fund's policy not to concentrate its investments, the Manager will consider a non-governmental user of facilities financed by industrial development bonds as being in a particular industry. That is done even though the bonds are municipal securities, as to which the Fund has no concentration limitation.
The Manager categorizes tobacco industry related municipal bonds as either tobacco settlement revenue bonds or tobacco bonds that are subject to appropriation ("STA Bonds"). For purposes of the Funds' industry concentration policies, STA Bonds are considered to be "municipal" bonds, as distinguished from "tobacco" bonds.  As municipal bonds, STA Bonds are not within any industry and are not subject to the Funds' industry concentration policies.

      For the purposes of the Fund's policy not to concentrate in securities of issuers as described in the investment restrictions listed in this SAI, the Fund's industry classifications are not a fundamental policy and therefore may be changed without shareholder approval. Bonds which are refunded with escrowed U.S. government securities are considered U.S.
government securities for purposes of the Fund's policy not to concentrate.

Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o     Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the
            Fund's fiscal quarters in its semi-annual and annual reports to shareholders, and in its Statements of Investments on Form N-Q.
            Those documents are publicly available at the SEC. In addition, the top 20 month-end holdings may be posted on the
            OppenheimerFunds' website at www.oppenheimerfunds.com (select the
            Fund's name under the "View Fund Information for:" menu) with a
            15-day lag. The Fund may release a more restrictive list of holdings (e.g., the top five or top 10 portfolioholdings) or may release no holdings if that is in the best interests of the Fund and its shareholders. Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted.

          Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their
    Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the
    Fund's behalf.

    The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes.
    It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

    A list of the top 20 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below)
    no sooner than 15 days after month-end.

    Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
            Fund portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
            Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the
            Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

    The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Manager, Distributor and Transfer Agent who
            need to have access to such information (as determined by senior officers of such entity),
o     The Fund's independent registered public accounting firm,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

    Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

    Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the
    Manager in connection with portfolio trading, and (2) by the members of the Manager's Security Valuation Group and Accounting Departments in
    connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
            (purchases and sales)
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the fund's regular pricing services)
o     Dealers to obtain price quotations where the fund is not identified as the owner.

    Portfolio holdings information (which may include information on the
    Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
    Manager, Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in
            inspections or for position reporting purposes),
o     To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

          Portfolio  managers  and  analysts  may,  subject  to the  Manager's policies  on  communications  with the  press  and  other  media,  discuss portfolio  information in interviews  with members of the media, or in due diligence or similar  meetings with clients or  prospective  purchasers of
    Fund shares or their financial intermediary representatives.

    The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

    Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the Fund's then-current policy on approved methods for communicating confidential information, including but not limited to the Fund's policy as to use of secure e-mail technology.

    The Chief Compliance Officer (the "CCO") of the Fund and the Manager,
    Distributor, and Transfer Agent shall oversee the compliance by the
    Manager, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the
    Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the
    Funds has been made during the preceding year pursuant to these policies.
    The CCO shall report to the Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

    The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

---------------------------------------------------------------------------------

ABG Securities              Fortis Securities          Pacific Crest Securities

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

ABN AMRO                    Fox-Pitt, Kelton           Pacific Growth Equities

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

AG Edwards                  Friedman, Billing, Ramsey  Petrie Parkman

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

American Technology         Fulcrum Global Partners    Pictet
Research

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Auerbach Grayson            Garp Research              Piper Jaffray Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Banc of America Securities  George K Baum & Co.        Prager Sealy & Co.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barclays                    Goldman Sachs              Prudential Securities

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bear Stearns                HSBC                       Ramirez & Co.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Belle Haven                 ING Barings                Raymond James

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bloomberg                   ISI Group                  RBC Capital Markets

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

BNP Paribas                 ITG                        RBC Dain Rauscher

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

BS Financial Services       Janney Montgomery          Research Direct

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Buckingham Research Group   Jefferies                  Reuters

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Caris & Co.                 JP Morgan Securities       Robert W. Baird

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

CIBC World Markets          JPP Eurosecurities         Roosevelt & Cross

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Citigroup Global Markets    Keefe, Bruyette & Woods    Russell

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Collins Stewart             Keijser Securities         Ryan Beck & Co.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig-Hallum Capital Group  Kempen & Co. USA Inc.      Sanford C. Bernstein
LLC

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Credit Agricole Cheuvreux   Kepler Equities/Julius     Scotia Capital Markets
N.A. Inc.                   Baer Sec

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Credit Suisse               KeyBanc Capital Markets    Societe Generale

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cowen & Company             Leerink Swan               Soleil Securities Group

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daiwa Securities            Lehman Brothers            Standard & Poors

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Davy                        Loop Capital Markets       Stifel Nicolaus

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Deutsche Bank Securities    MainFirst Bank AG          Stone & Youngberg

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dresdner Kleinwort          Makinson Cowell US Ltd     SWS Group
Wasserstein

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Emmet & Co                  Maxcor Financial           Taylor Rafferty

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Empirical Research          Merrill Lynch              Think Equity Partners

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Enskilda Securities         Midwest Research           Thomson Financial

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Essex Capital Markets       Mizuho Securities          Thomas Weisel Partners

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Exane BNP Paribas           Morgan Stanley             UBS

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Factset                     Morningstar                Wachovia Securities

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Fidelity Capital Markets    Natexis Bleichroeder       Wescott Financial

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Fimat USA Inc.              Ned Davis Research Group   William Blair

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

First Albany                Nomura Securities          Yieldbook

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Fixed Income Securities

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

ABG Securities              Fortis Securities          Pacific Crest Securities

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

ABN AMRO                    Fox-Pitt, Kelton           Pacific Growth Equities

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

AG Edwards                  Friedman, Billing, Ramsey  Petrie Parkman

---------------------------------------------------------------------------------

How the Fund is Managed

Organization and History. The Fund, a series of Oppenheimer Municipal Fund
(referred to as the "Fund"), is an open-end, diversified management investment company organized as a Massachusetts business trust in 1986, with an unlimited number of authorized shares of beneficial interest.

      Oppenheimer Municipal Fund (and therefore the Fund as its series) is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts's law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares to reclassify unissued shares into additional series or classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.  Shares do not have cumulative voting rights, preemptive rights or subscription rights.
Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has three classes of shares: Class A, Class B and
Class C.  All classes invest in the same investment portfolio. Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     will generally have a different net asset value,
o     will generally have separate voting rights on matters in which interests of one class are different from interests of another class,
      and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to a vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

      |X| Meetings of Shareholders.  As a Massachusetts business trust, the
Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's
Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

      |X|  Shareholder and Trustee Liability.  The Fund's Declaration of
Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner"
under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund and that the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit Committee, a Review Committee and a
Governance Committee. Each committee is comprised solely of Trustees who are not "interested persons" under the Investment Company Act (the "Independent
Trustees"). The members of the Audit Committee are Edward L. Cameron
(Chairman), George C. Bowen, Robert J. Malone and F. William Marshall, Jr.
The Audit Committee held 7 meetings during the Fund's fiscal year ended
September 30, 2006.  The Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "Independent Auditors").
Other main functions of the Audit Committee, outlined in the Audit Committee
Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent Auditors regarding the Trust's internal accounting procedures and controls; (iii) reviewing reports from the
Manager's Internal Audit Department;  (iv) reviewing certain reports from and meet periodically with the Funds' Chief Compliance Officer; (v) maintaining a separate line of communication between the Fund's independent Auditors and the Independent Trustees; (vi) reviewing the independence of the Fund's independent Auditors; and (vii) pre-approving the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the
Manager and certain affiliates of the Manager.

      The Review Committee is comprised solely of Independent Trustees. The members of the Review Committee are Jon S. Fossel (Chairman), Robert G. Avis,
Sam Freedman and Beverly L. Hamilton.  The Review Committee held 6 meetings during the Fund's fiscal year ended September 30, 2006.  Among other duties, as set forth in the Review Committee's Charter, the Review Committee reports and makes recommendations to the Board concerning the fees paid to the Fund's transfer agent and the Manager and the services provided to the Fund by the transfer agent and the Manager.  The Review Committee also reviews the Fund's investment performance as well as the policies and procedures adopted by the
Fund to comply with Investment Company Act and other applicable law.

      The Governance Committee is comprised solely if Independent Trustees.
The members of the Governance Committee are, Robert J. Malone (Chairman),
William Armstrong, Beverly L. Hamilton and F. William Marshall, Jr.  The
Governance Committee held 5 meetings during the Fund's fiscal year ended
September 30, 2006.  The Governance Committee has adopted a charter setting forth its duties and responsibilities. Among other duties, the Governance
Committee reviews and oversees the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics and the nomination of Trustees, including
Independent Trustees.  The Governance Committee has adopted a process for shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Governance Committee in care of the Fund.  The Governance
Committee may consider such persons at such time as it meets to consider possible nominees.  The Governance Committee, however, reserves sole discretion to determine which candidates for Trustees and Independent
Trustees it will recommend to the Board and/or shareholders and it may identify candidates other than those submitted by Shareholders.  The
Governance Committee may, but need not, consider the advice and recommendation of the Manager and/or its affiliates in selecting nominees.
The full Board elects new Trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board or an individual Board member and may submit their correspondence electronically at www.opppenheimerfunds.com under the caption "contact us" or by mail to the Fund at the address below.

Trustees and Officers of the Fund. Except for Mr. Murphy, each of the
Trustees is an Independent Trustee. All of the Trustees are also trustees or directors of the following Oppenheimer/Centennial funds (referred to as
"Board II Funds").

Oppenheimer Cash Reserves                  Oppenheimer   Principal   Protected
                                           Trust III
                                           Oppenheimer    Commodity   Strategy
Oppenheimer Champion Income Fund           Total Return Fund
                                           Oppenheimer  Senior  Floating  Rate

Oppenheimer Capital Income Fund            Fund

Oppenheimer Equity Fund, Inc.              Oppenheimer Strategic Income Fund
Oppenheimer International Bond Fund        Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds                Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds, Inc.

                                           Centennial  California  Tax  Exempt

Oppenheimer Main Street Opportunity Fund   Trust
Oppenheimer Main Street Small Cap Fund     Centennial Government Trust
Oppenheimer Municipal Fund                 Centennial Money Market Trust

                                           Centennial   New  York  Tax  Exempt

Oppenheimer Principal Protected Trust      Trust
Oppenheimer Principal Protected Trust II   Centennial Tax Exempt Trust

      Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the
Distributor.

      Messrs. Fielding, Loughran, Cottier, Willis, Gillespie, Murphy,
Petersen, Szilagyi, Vandehey, Wixted and Zack, and Mss. Bloomberg and Ives,
who are officers of the Fund, hold the same offices with one or more of the other Board II Funds.  As of December 1, 2006 the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of any class of shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Board II Funds.  In addition, none of the Independent
Trustees, (nor any of their immediate family members) own securities of either the Manager or the Distributor, the Distributor or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor of the Board II Funds.

      Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such positions(s), and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each
Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is
6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,               Principal Occupation(s) During Past 5     Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                              Range of   Beneficially

Position(s) with    Years;                                    Shares     Owned in
the Fund,           Other Trusteeships/Directorships Held;    BeneficiallAll
Length of Service,  Number of Portfolios in the Fund Complex  Owned in   Supervised
Age                 Currently Overseen                        the Fund   Funds

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,

                                                                       2006

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

William L.          President, Colorado Christian University  None       Over
Armstrong,          (since 2006); Chairman of the following              $100,000
Chairman of the     private mortgage banking companies:
Board since 2003    Cherry Creek Mortgage Company (since
and Trustee since   1991), Centennial State Mortgage Company
1999                (since 1994), and The El Paso Mortgage
Age: 69             Company (since 1993); Chairman of the
                    following private companies: Ambassador
                    Media Corporation (since 1984) and
                    Broadway Ventures (since 1984); Director
                    of the following: Helmerich & Payne,
                    Inc. (oil and gas drilling/production
                    company) (since 1992), Campus Crusade
                    for Christ (since 1991) and The Lynde
                    and Harry Bradley Foundation, Inc.
                    (non-profit organization) (since 2002);
                    Member of the Investment Company
                    Institute's Board of Governors (since
                    2003); former Chairman of the following:
                    Transland Financial Services, Inc.
                    (private mortgage banking company)
                    (1997-2003), Great Frontier Insurance
                    (insurance agency) (1995-2000), Frontier
                    Real Estate, Inc. (residential real
                    estate brokerage) (1994-2000) and
                    Frontier Title (title insurance agency)
                    (1995-2000); former Director of the
                    following: UNUMProvident (insurance
                    company) (1991-2004), Storage Technology
                    Corporation (computer equipment company)
                    (1991-2003) and International Family
                    Entertainment (television channel)
                    (1992-1997); U.S. Senator (January
                    1979-January 1991). Oversees 37
                    portfolios in the OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Avis,     Director and President of A.G. Edwards    None       Over
Trustee since 1993  Capital, Inc. (General Partner of                    $100,000
Age: 75             private equity funds) (until February

                    2001); Chairman, President and Chief
                    Executive Officer of A.G. Edwards
                    Capital, Inc. (until March 2000);
                    Director of A.G. Edwards & Sons, Inc.

                    (brokerage company) (until 2000) and
                    A.G. Edwards Trust Company (investment
                    adviser) (until 2000); Vice Chairman and
                    Director of A.G. Edwards, Inc. (until
                    March 1999); Vice Chairman of A.G.
                    Edwards & Sons, Inc. (until March 1999);
                    Chairman of A.G. Edwards Trust Company
                    (until March 1999) and A.G.E. Asset
                    Management (investment adviser) (until
                    March 1999). Oversees 37 portfolios in
                    the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

George C. Bowen,    Assistant   Secretary   and  Director  of $1-$10,001 Over
Trustee since 1998  Centennial Asset  Management  Corporation            $100,000
Age: 70             (December  1991-April  1999);  President,
                    Treasurer   and  Director  of  Centennial
                    Capital   Corporation   (June  1989-April
                    1999);   Chief   Executive   Officer  and
                    Director of  MultiSource  Services,  Inc.
                    (March  1996-April  1999); Mr. Bowen held
                    several  positions  with the  Manager and
                    with  subsidiary or affiliated  companies
                    of  the  Manager  (September   1987-April
                    1999).  Oversees  37  portfolios  in  the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Edward L. Cameron,  Member of The Life Guard of Mount         None       Over
Trustee since 2001  Vernon, (George Washington historical                $100,000
Age: 68             site) (since June 2000). Director of

                    Genetic ID, Inc. (biotech company)

                    (March 2001-May 2002); Partner at
                    PricewaterhouseCoopers LLP (accounting
                    firm) (July 1974-June 1999); Chairman of
                    Price Waterhouse LLP Global Investment
                    Management Industry Services Group
                    (accounting firm) (July 1994-June 1998).
                    Oversees 37 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Jon S. Fossel,      Director of UNUMProvident (insurance      None       Over
Trustee since 1990  company) (since June 2002); Director of              $100,000
Age: 64             Northwestern Energy Corp. (public
                    utility corporation) (since November
                    2004); Director of P.R. Pharmaceuticals
                    (October 1999-October 2003); Director of
                    Rocky Mountain Elk Foundation
                    (non-profit organization) (February
                    1998-February 2003 and since February
                    2005); Chairman and Director (until
                    October 1996) and President and Chief
                    Executive Officer (until October 1995)
                    of the Manager; President, Chief
                    Executive Officer and Director of the
                    following: Oppenheimer Acquisition Corp.
                    ("OAC")(parent holding company of the
                    Manager), Shareholders Services Inc. and
                    Shareholder Financial Services, Inc.
                    (until October 1995).  Oversees 37
                    portfolios in the OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Sam Freedman,       Director of Colorado Uplift (charitable   None       Over
Trustee since 1996  organization) (since September 1984).                $100,000
Age: 66             Mr. Freedman held several positions with

                    the Manager and with subsidiary or
                    affiliated companies of the Manager

                    (until October 1994). Oversees 37

                    portfolios in the OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Beverly L.          Trustee of Monterey Institute for         None       Over
Hamilton,           International Studies (educational                   $100,000
Trustee since 2002  organization) (since February 2000);
Age: 60             Board Member of Middlebury College
                    (educational organization) (since
                    December 2005); Director of The
                    California Endowment (philanthropic
                    organization) (since April 2002);
                    Director (February 2002-2005) and
                    Chairman of Trustees (since 2006) of the
                    Community Hospital of Monterey
                    Peninsula; Director (October 1991-2005)
                    and Vice Chairman (since 2006) of
                    American Funds' Emerging Markets Growth
                    Fund, Inc. (mutual fund); President of
                    ARCO Investment Management Company
                    (February 1991-April 2000); Member of
                    the investment committees of The
                    Rockefeller Foundation (since 2001) and
                    The University of Michigan (since 2000);
                    Advisor at Credit Suisse First Boston's
                    Sprout venture capital unit (venture
                    capital fund) (1994-January 2005);
                    Trustee of MassMutual Institutional
                    Funds (investment company) (1996-June
                    2004); Trustee of MML Series Investment
                    Fund (investment company) (April
                    1989-June 2004); Member of the
                    investment committee of Hartford
                    Hospital (2000-2003); and Advisor to
                    Unilever (Holland) pension fund
                    (2000-2003). Oversees 37 portfolios in
                    the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert J. Malone,   Director    of    Jones     International None       Over
Trustee since 2002  University   (educational   organization)            $100,000
Age: 62             (since  August  2005);  Chairman,   Chief
                    Executive  Officer and Director of Steele
                    Street  State Bank  (commercial  banking)
                    (since   August   2003);    Director   of
                    Colorado        UpLIFT        (charitable
                    organization)  (since  1986);  Trustee of
                    the    Gallagher    Family     Foundation
                    (non-profit  organization)  (since 2000);
                    Former,  Chairman  of U.S.  Bank-Colorado
                    (subsidiary of U.S.  Bancorp and formerly
                    Colorado  National Bank) (July 1996-April
                    1999);  Director  of  Commercial  Assets,
                    Inc.  (real  estate   investment   trust)
                    (1993-2000);     Director     of    Jones
                    Knowledge,  Inc.  (2001-July  2004);  and
                    Director of U.S.  Exploration,  Inc. (oil
                    and   gas   exploration)   (1997-February
                    2004).  Oversees  37  portfolios  in  the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

F. William          Trustee  of   MassMutual   Select   Funds None       Over
Marshall, Jr.,      (formerly    MassMutual     Institutional            $100,000
Trustee since 2001  Funds) (investment  company) (since 1996)
Age: 64             and   MML    Series    Investment    Fund

                    (investment    company)   (since   1996),

                    Trustee   (since   1987)   and   Chairman

                    (1994-2005) of the  Investment  Committee
                    of  the  Worcester   Polytech   Institute
                    (private   university);   President   and
                    Treasurer  of  the  SIS  Funds   (private
                    charitable  fund) (since  January  1999);
                    Chairman  of SIS &  Family  Bank,  F.S.B.
                    (formerly  SIS  Bank)  (commercial  bank)
                    (January  1999-July  1999); and Executive

                    Vice   President   of  Peoples   Heritage
                    Financial Group,  Inc.  (commercial bank)
                    (January  1999-July  1999).  Oversees  39
                    portfolios   in   the    OppenheimerFunds

                    complex.*
-------------------------------------------------------------------------------------
*  Includes two open-end investment companies: MassMutual Select Funds and
   MML Series Investment Fund. In accordance with the instructions for Form
   N-1A, for purposes of this section only, MassMutual Select Funds and MML
   Series Investment Fund are included in the "Fund Complex." The Manager does not consider MassMutual Select Funds and MML Series Investment Fund
   to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

      Mr. Murphy is an "Interested Trustee" because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. The address of the Mr. Murphy is
Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New
York 10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an indefinite term or until his resignation, retirement, death or removal. Mr.
Murphy was elected as a Trustee of the Fund with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a Trustee of the Fund and the other Board II Funds (defined below)
for which he is a director or trustee.

--------------------------------------------------------------------------------------------
                                  Interested and Officer
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Name, Position(s)    Principal Occupation(s) During the Past 5        Dollar     Aggregate
                                                                                  Dollar
                                                                                 Range Of
                                                                                  Shares
                                                                     Range of   Beneficially
                                                                      Shares     Owned in
Held with the Fund,  Years; Other Trusteeships/Directorships Held;  Beneficially    All
Length of Service,   Number of Portfolios in the Fund Complex        Owned in   Supervised
Age                  Currently Overseen                              the Fund      Funds
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

                                                                    As of December 31, 2006

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
John V. Murphy,      Chairman, Chief Executive Officer and          None        Over
President,           Director (since June 2001) and President                   $100,000
Principal Executive  (since September 2000) of the Manager;

Officer and Trustee  President and director or trustee of other
since 2001           Oppenheimer funds; President and Director of
Age: 57              OAC and of Oppenheimer Partnership Holdings,
                     Inc. (holding company subsidiary of the
                     Manager) (since July 2001); Director of
                     OppenheimerFunds Distributor, Inc.
                     (subsidiary of the Manager) (since November
                     2001); Chairman and Director of Shareholder
                     Services, Inc. and of Shareholder Financial
                     Services, Inc. (transfer agent subsidiaries
                     of the Manager) (since July 2001); President
                     and Director of OppenheimerFunds Legacy
                     Program (charitable trust program established
                     by the Manager) (since July 2001); Director
                     of the following investment advisory
                     subsidiaries of the Manager: OFI
                     Institutional Asset Management, Inc.,
                     Centennial Asset Management Corporation,
                     Trinity Investment Management Corporation and
                     Tremont Capital Management, Inc. (since
                     November 2001), HarbourView Asset Management
                     Corporation and OFI Private Investments, Inc.
                     (since July 2001); President (since November
                     2001) and Director (since July 2001) of
                     Oppenheimer Real Asset Management, Inc.;
                     Executive Vice President of Massachusetts
                     Mutual Life Insurance Company (OAC's parent
                     company) (since February 1997); Director of
                     DLB Acquisition Corporation (holding company
                     parent of Babson Capital Management LLC)
                     (since June 1995); Member of the Investment
                     Company Institute's Board of Governors (since
                     October 3, 2003); Chief Operating Officer of
                     the Manager (September 2000-June 2001);
                     President and Trustee of MML Series
                     Investment Fund and MassMutual Select Funds
                     (open-end investment companies) (November
                     1999-November 2001); Director of C.M. Life
                     Insurance Company (September 1999-August
                     2000); President, Chief Executive Officer and
                     Director of MML Bay State Life Insurance
                     Company (September 1999-August 2000);
                     Director of Emerald Isle Bancorp and Hibernia
                     Savings Bank (wholly-owned subsidiary of
                     Emerald Isle Bancorp) (June 1989-June 1998).
                     Oversees 96 portfolios in the
                     OppenheimerFunds complex.

--------------------------------------------------------------------------------------------

The addresses of the Officers in the chart below is as follows: for Messrs.
Fielding, Loughran, Cottier, Willis, Gillespie, Murphy and Zack and Ms.
Bloomberg, Two World Financial Center, 225 Liberty Street, 11th Floor, New
York, New York 10281-1008, for Messrs. Petersen, Szilagyi,Vandehey and Wixted
and Ms. Ives, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each
Officer serves for an indefinite term or until his or her resignation, retirement death or removal.

-------------------------------------------------------------------------------------
                             Other Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Ronald H. Fielding,     Senior Vice President of the Manager since January 1996;
Vice President and      Chairman of the Rochester Division of the Manager since
Senior Portfolio        January 1996; an officer of 18 portfolios in the
Manager since 2002      OppenheimerFunds complex.
Age:  57

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Daniel G. Loughran,     Vice President of the Manager since April 2001; an officer

Vice President since    of 18 portfolios in the OppenheimerFunds complex.
October 2005 and
Senior Portfolio
Manager since 2002

Age: 42
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Scott S. Cottier,       Vice President of the Manager since 2002; portfolio manager
Vice President since    and trader at Victory Capital Management (1999-2002); an
October 2005 and        officer of 18 portfolios in the OppenheimerFunds complex.
Senior Portfolio
Manager since 2002
Age: 34

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Troy E. Willis,         Vice President of the Manager since July 2005; Associate
Vice President  since   Portfolio Manager of the Manager since 2003; corporate
October 2005 and        attorney for Southern Resource Group (1999-2003); an
Senior Portfolio        officer of 18 portfolios in the OppenheimerFunds complex.
Manager since 2003
Age: 33

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Mark S. Vandehey,       Senior Vice President and Chief Compliance Officer of the
Vice President and      Manager (since March 2004); Vice President of
Chief Compliance        OppenheimerFunds Distributor, Inc., Centennial Asset
Officer since 2004      Management Corporation and Shareholder Services, Inc.
Age:  56                (since June 1983); Vice President and Director of Internal
                        Audit of the Manager (1997-February 2004). An officer of 96 portfolios in the Oppenheimer funds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice  President and  Treasurer of the Manager  (since
Treasurer and           March 1999);  Treasurer of the following:  HarbourView Asset
Principal Financial &   Management  Corporation,   Shareholder  Financial  Services,
Accounting Officer      Inc.,  Shareholder  Services,  Inc.,  Oppenheimer Real Asset
since 2004              Management   Corporation,    and   Oppenheimer   Partnership
Age: 47                 Holdings,   Inc.   (since  March   1999),   of  OFI  Private
                        Investments,  Inc. (since March 2000),  of  OppenheimerFunds
                        International  Ltd.  and  OppenheimerFunds  plc  (since  May
                        2000),  OFI  Institutional  Asset  Management,  Inc.  (since
                        November 2000), and  OppenheimerFunds  Legacy Program (since
                        June 2003);  Treasurer  and Chief  Financial  Officer of OFI
                        Trust  Company  (trust  company  subsidiary  of the Manager)
                        (since May 2000); Assistant Treasurer of the following:  OAC
                        (since March 1999),  Centennial Asset Management Corporation
                        (March  1999-October  2003)  and   OppenheimerFunds   Legacy
                        Program  (April   2000-June   2003);   Principal  and  Chief
                        Operating  Officer  of  Bankers  Trust  Company-Mutual  Fund
                        Services  Division.  (March  1995-March 1999). An officer of
                        96 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian Petersen,         Assistant  Vice  President  of  the  Manager  (since  August
Assistant Treasurer     2002);  Manager/Financial  Product Accounting of the Manager

since 2004              (November  1998-July  2002).  An officer of 96 portfolios in
Age: 36                 the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian C. Szilagyi,      Assistant  Vice  President of the Manager (since July 2004);
Assistant Treasurer     Director of  Financial  Reporting  and  Compliance  of First
since 2005              Data  Corporation   (April   2003-July  2004);   Manager  of
Age:  36                Compliance  of Berger  Financial  Group LLC (May  2001-March
                        2003);  Director  of  Mutual  Operations  at  American  Data
                        Services,  Inc.  (September 2000-May 2001). An officer of 96 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,         Executive  Vice  President  (since January 2004) and General
Vice President and      Counsel (since March 2002) of the Manager;  General  Counsel
Secretary since 2001    and  Director  of the  Distributor  (since  December  2001);
Age: 58                 General Counsel of Centennial Asset  Management  Corporation
                        (since  December  2001);  Senior Vice  President and General
                        Counsel of HarbourView Asset Management  Corporation  (since
                        December 2001);  Secretary and General Counsel of OAC (since
                        November 2001);  Assistant  Secretary (since September 1997)
                        and  Director  (since  November  2001)  of  OppenheimerFunds
                        International Ltd. and OppenheimerFunds  plc; Vice President
                        and  Director  of  Oppenheimer  Partnership  Holdings,  Inc.
                        (since  December 2002);  Director of Oppenheimer  Real Asset
                        Management,   Inc.  (since   November  2001);   Senior  Vice
                        President,  General  Counsel  and  Director  of  Shareholder
                        Financial  Services,  Inc. and  Shareholder  Services,  Inc.
                        (since  December  2001);  Senior  Vice  President,   General
                        Counsel and  Director of OFI Private  Investments,  Inc. and
                        OFI Trust Company (since November  2001);  Vice President of
                        OppenheimerFunds  Legacy Program  (since June 2003);  Senior
                        Vice  President  and  General  Counsel of OFI  Institutional
                        Asset  Management,  Inc. (since November 2001);  Director of
                        OppenheimerFunds   (Asia)  Limited  (since  December  2003);
                        Senior  Vice  President  (May  1985-December  2003),  Acting
                        General Counsel (November  2001-February 2002) and Associate
                        General  Counsel  (May  1981-October  2001) of the  Manager;
                        Assistant Secretary of the following:  Shareholder Services,
                        Inc.  (May  1985-November   2001),   Shareholder   Financial
                        Services,    Inc.   (November   1989-November   2001);   and
                        OppenheimerFunds      International     Ltd.      (September
                        1997-November  2001).  An  officer of 96  portfolios  in the
                        OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Lisa I. Bloomberg,      Vice  President and Associate  Counsel of the Manager (since
Assistant Secretary     May 2004);  First Vice President  (April  2001-April  2004),
since 2004              Associate  General  Counsel   (December   2000-April  2004),
Age:  38                Corporate   Vice  President   (May   1999-April   2001)  and
                        Assistant  General Counsel (May  1999-December  2000) of UBS
                        Financial    Services    Inc.     (formerly,     PaineWebber
                        Incorporated).   An   officer  of  96   portfolios   in  the
                        OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice  President  (since  June 1998) and Senior  Counsel  and
Assistant Secretary     Assistant  Secretary  (since  October  2003) of the Manager;
since 2001              Vice President  (since 1999) and Assistant  Secretary (since
Age: 41                 October  2003) of the  Distributor;  Assistant  Secretary of
                        Centennial  Asset  Management   Corporation  (since  October
                        2003);   Vice   President   and   Assistant   Secretary   of
                        Shareholder   Services,   Inc.   (since   1999);   Assistant
                        Secretary   of    OppenheimerFunds    Legacy   Program   and
                        Shareholder   Financial   Services,   Inc.  (since  December
                        2001);    Assistant   Counsel   of   the   Manager   (August
                        1994-October  2003).  An  officer  of 96  portfolios  in the
                        OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Phillip S. Gillespie,   Senior  Vice  President  and Deputy  General  Counsel of the
Assistant Secretary     Manager  (since  September   2004);   First  Vice  President
since 2004              (2000-September  2004),  Director  (2000-September 2004) and
Age:  42                Vice  President  (1998-2000)  of  Merrill  Lynch  Investment
                        Management.   An   officer   of   96   portfolios   in   the
                        OppenheimerFunds complex.

-------------------------------------------------------------------------------------

         |X| Remuneration of the Officers and Trustees. The officers and the interested Trustee of the Fund, who are affiliated with the Manager, receive no salary or fee from the Fund.  The Independent Trustees received the compensation shown below from the Fund for serving as a Trustee and member of a committee (if applicable), with respect to the Fund's fiscal year ended
September 30, 2006. The total compensation, including accrued retirement benefits, from the Fund and fund complex represents compensation received for serving as a Trustee and member of a committee (if applicable) of the Boards of the Trusts and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2006.

-------------------------------------------------------------------------------
Name of Trustee and Other Fund          Aggregate         Total Compensation
                                  Compensation from the    From the Fund and
                                         Fund(1)            Fund Complex(2)
                                    Fiscal Year ended     Year ended December

Position(s) (as applicable)              9/30/06               31, 2006

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

William L. Armstrong                      $5,278                $214,504

Chairman of the Board and
Governance Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Robert G. Avis                            $3,518                $143,000

Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

George C. Bowen                           $3,518                $143,000

Audit Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Edward L. Cameron                         $4,186                $171,600

Audit Committee Chairman
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Jon S. Fossel                             $3,772                $154,174

Review Committee Chairman
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Sam Freedman                              $3,518                $143,000

Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Beverly Hamilton

Review Committee Member and              $3,281(3)              $143,000
Governance Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Robert J. Malone

Governance Committee Chairman            $4,044(4)              $164,452
and Audit Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

F. William Marshall, Jr.                  $3,518              $205,500(5)

Audit Committee Member and
Governance Committee Member
-------------------------------------------------------------------------------
1.    "Aggregate Compensation from the Fund" includes fees and deferred compensation, if any.
2.    In accordance with SEC regulations, for purposes of this section only,
   "Fund Complex" includes the Oppenheimer funds, the MassMutual
   Institutional Funds, the MassMutual Select Funds and the MML Series
   Investment Fund, the investment adviser for which is the indirect parent company of the Fund's, Manager. The Manager also serves as the Sub-Advisor to the following: MassMutual Premier International Equity Fund, MassMutual
   Premier Main Street Fund, MassMutual Premier Strategic Income Fund,
   MassMutual Premier Capital Appreciation Fund, and MassMutual Premier
   Global Fund. The Manager does not consider MassMutual Institutional Funds,
   MassMutual Select Funds and MML Series Investment Fund to be part of the
   OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

3.    Includes $3,281 deferred by Ms. Hamilton under the "Compensation
   Deferral Plan" described below.
4.    Includes $775 deferred by Mr. Malone under the "Compensation Deferral
   Plan" described below.
5.    Includes $62,500 compensation paid to Mr. Marshall for serving as a
   Trustee for MassMutual Select Funds and MML Series Investment Fund.

      |X| Compensation Deferral Plan for Trustees. The Board of Trustees has
adopted a Compensation Deferred Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustee. The amount paid to the Trustee under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

      |X| Major Shareholders.  As of January 19, 2007, the only persons or entities who owned of record or were known by the Fund to own of record beneficially 5% or more of any class of the Fund's outstanding shares were:

      Charles Schwab & Co. Inc., Special Custody Acct for the Exclusive
      Benefit of Customers, 101 Montgomery Street, San Francisco, CA
      94104-4122, which owned 8,118,231.942 Class A Shares, representing
      9.94% of the Class A shares then outstanding;

      MLPF&S for the sole benefit of its customers., 4800 Deer Lake Drive
      East, Floor 3, Jacksonville, FL 32246-6484, which owned 5,853,604.813
      Class A Shares, representing 7.17% of the Class A Shares then outstanding;

      Morgan Stanley DW ATTN Mutual Funds Operations, Harborside Financial
      Center, Plaza Two 2nd Floor, Jersey City NJ 07311, which owned
      5,507,937.897 Class A Shares, representing 6.74% of the Class A Shares then outstanding;

      MLPF&S for the sole benefit of its customers, 4800 Deer Lake Drive
      East, Floor 3, Jacksonville, FL 32246-6484, which owned 549,358.320
      Class B Shares, representing 9.79% of the Class B Shares then outstanding;

      MLPF&S for the sole benefit of its customers, 4800 Deer Lake Drive
      East, Floor 3, Jacksonville, FL 32246-6484, which owned 10,251,668.001
      Class C Shares, representing 29.09% of the Class C Shares then outstanding.

      Citigroup Global Markets, Inc., ATTN Cindy Tempesta, 7th Floor, 333
      West 34th Street, New York, NY 10001-2483, which owned 2,173,860.036
      Class C Shares, representing 6.16% of the Class C shares then outstanding.

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

      |X|   Code of Ethics. The Fund, the Manager and the Distributor have a
Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of
Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at http://www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov., or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

Portfolio Proxy Voting.  The Fund has adopted Portfolio Proxy Voting Policies and Procedures which, include Proxy Voting Guidelines, under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund.
The Fund's primary consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the Fund and the Manager or the Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the
Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. Additionally, the Manager employs the following two procedures:
(1) if the proposal that gives rise to the conflict is specifically addressed in the Proxy Voting Guidelines, the Manager will vote the portfolio proxy in accordance with the Proxy Voting Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Proxy Voting Guidelines or the Proxy Voting Guidelines provide discretion to the Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent.  If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting.  The Proxy Voting Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:

o     The Fund generally votes with the recommendation of the issuer's management on routine matters, ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.

o     The Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others:
            Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
o     In general, the Fund opposes anti-takeover proposals and supports the elimination or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
o     The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.

o     The Fund opposes proposals to classify the board of directors or trustees.

o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options without shareholder approval.
o     The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity.
            The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

      The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525-7048 and (ii) on the
SEC's website at www.sec.gov.

      |X|   The Investment Advisory Agreement. The Manager provides
investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to day business. That agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the
Fund. Those responsibilities include the compilation and maintenance of records with respect to the Fund's operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, fees to Independent Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs, brokerage commissions, and non-recurring expenses, including litigation cost. The management fees paid by the Fund to the
Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the
Manager during its last three fiscal years are listed below.
-------------------------------------------------------------------------------

    Fiscal Year Ending 9/30           Management Fee Paid to the Manager
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
             2004                                 $3,033,994
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
             2005                                 $5,024,305
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

             2006                                 $7,361,035

-------------------------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the investment advisory agreement, the Manager shall not be liable for any loss the Fund sustains in connection with matters to which the agreement relates.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the Fund's right to use the name "Oppenheimer" as part of its name.

Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals including Ronald H. Fielding, Daniel G. Loughran, Scott S.
Cottier, Troy E. Willis, Mark R. DeMitry, Marcus V. Franz and Michael L.
Camarella (each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers") who are responsible for the day-to-day management of each Fund's investments.

 Other Accounts Managed.  In addition to managing the Fund's investment portfolio, Messrs. Fielding, Loughran, Cottier, Willis, DeMitry,
Franz and Camarella also manage other investment portfolios and other accounts on behalf of the Manager or its affiliates. The following table provides information regarding the other portfolios and accounts managed by the Portfolio Managers as of September 30, 2006.  No account has a performance-based advisory fee:

------------------------------------------------------------------------------
Portfolio      Registered   Total    Other     Total      Other    Total
                                               Assets in
                          Assets in            Other
                         Registered  Pooled    Pooled                Assets
               InvestmentInvestment  InvestmentInvestment          in Other
               Companies  Companies  Vehicles  Vehicles   Accounts Accounts
Manager         Managed  Managed(1)   Managed  Managed(1) Managed  Managed(2)
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Ronald H.         18     $28,181.4    None        None      None      None

Fielding
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Daniel G.         18     $28,181.4    None        None      None      None

Loughran
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Scott S.          18     $28,181.4    None        None      None      None

Cottier
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Troy E. Willis    18     $28,181.4    None        None      None      None

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Mark R.           18     $28,181.4    None        None      None      None

DeMitry
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Marcus V.         18     $28,181.40   None        None      None      None

Franz
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Michael L.        18     $28,181.40   None        None      None      None
Camarella

------------------------------------------------------------------------------
   1. In millions.
   2. Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

           As indicated above, the Portfolio Managers also manage other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Fund.  That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Fund's investment objectives and strategies.  For example the Portfolio Managers may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or they may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund.  Not all funds and accounts advised by the Manager have the same management fee.  If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account.  However, the Manager's compliance procedures and Code of
      Ethics recognize the Manager's fiduciary obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another.
      It is possible, of course, that those compliance procedures and the
      Code of Ethics may not always be adequate to do so. At different times, the Fund's Portfolio Managers may manage other funds or accounts with investment objectives and strategies similar to those of the Fund, or they may manage funds or accounts with different investment objectives and strategies.

     Compensation of the Portfolio Managers.  The Fund's Portfolio Managers
      are employed and compensated by the Manager, not the Fund. Under the
      Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors.  The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value.  As of September 30,
      2005, the Portfolio Managers' compensation consisted of three elements:
      a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent.
      Senior portfolio managers may also be eligible to participate in the
      Manager's deferred compensation plan.

      The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Manager attract and retain talent. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management.  The Lipper benchmark with respect to the Fund is Lipper
      -Short Intermediate Municipal Debt Funds.  Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development.
      The Portfolio Managers' compensation is not based on the total value of the Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds managed by the Portfolio
      Managers.  The compensation structure of the other funds and accounts managed by the Portfolio Managers is the same as the compensation structure of the Fund, described above.

              Ownership of Fund Shares.  As of September 30, 2006, the
      Portfolio Managers beneficially owned shares of the Fund as follows:

            ----------------------------------------------------------
            ------------------------------      Range of Shares
                                                  Beneficially
                  Portfolio Manager            Owned in the Fund
            ----------------------------------------------------------
            ----------------------------------------------------------
            Ronald H. Fielding                        None
            ----------------------------------------------------------
            ----------------------------------------------------------
            Daniel G. Loughran                        None
            ----------------------------------------------------------
            ----------------------------------------------------------

            Scott S. Cottier                    $10,001-$50,000

            ----------------------------------------------------------
            ----------------------------------------------------------

            Troy E. Willis                            None

            ----------------------------------------------------------
            ----------------------------------------------------------

            Mark V. Franz                             None

            ----------------------------------------------------------
            ----------------------------------------------------------

            Marcus R. DeMitry                         None

            ----------------------------------------------------------
            ----------------------------------------------------------

            Michael L. Camarella                      None

            ----------------------------------------------------------

------------------------------------------------------------------------------

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers," as that term is defined in the Investment Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable for the services provided. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide both brokerage and research services to the
Fund.  The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below.

      The Manager's portfolio traders allocate brokerage upon recommendations from the Manager's portfolio managers, together with the portfolio traders'
judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Most securities purchases made by the Fund are in principal transactions at net prices. The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker.
Therefore, the Fund does not incur substantial brokerage costs. Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the investment to which the option relates.

      Other accounts advised by the Manager have investment policies similar to those of the Fund. Those other accounts may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more accounts advised by the
Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer
(these latter arrangements are considered to be a type of "step-out"
transaction). In other words, a fund and its investment advisor cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

      However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures
(and the Fund's Board of Trustees has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution"
considerations discussed above. Those procedures are designed to prevent: (1)
the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the
Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      Although the Manager currently does not do so, the Board of Trustees may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of
Trustees may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The
Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

       During the fiscal year ended September 30, 2006, the Fund executed no transactions and paid no commissions to firms that provide research services.

--------------------------------------------------------------------------------

    Fiscal Year Ended 9/30       Total Brokerage Commissions Paid by the Fund*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             2004                                     $0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             2005                                     $0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             2006                                     $0

--------------------------------------------------------------------------------
Amounts do not include  spreads or concessions  on principal  amounts on a net trade basis.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

-------------------------------------------------------------------------------
            Aggregate     Class A     Concessions   Concessions   Concessions
 Fiscal     Front-End    Front-End     on Class A    on Class B   on Class C
  Year    Sales Charges    Sales         Shares        Shares       Shares
  Ended    on Class A     Charges     Advanced by   Advanced by   Advanced by
  9/30:      Shares     Retained by  Distributor(2) Distributor(2Distributor(2)
                        Distributor(1)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  2004     $2,723,376     $639,202      $253,573      $735,100    $1,622,875
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  2005     $3,779,641     $910,686      $504,257      $495,875    $2,324,380
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

  2006     $3,004,087     $674,404      $422,303      $173,453    $1,488,413

-------------------------------------------------------------------------------
1.    Includes  amounts  retained by a  broker-dealer  that is an affiliate or parent of the distributor.
2.    The   Distributor    advances    concession    payments   to   financial
   intermediaries  for certain  sales of Class A shares and for sales of Class
   B and Class C shares from its own resources at the time of sale.

-------------------------------------------------------------------------------
              Class A Contingent   Class B Contingent     Class C Contingent
Fiscal Year     Deferred Sales       Deferred Sales     Deferred Sales Charges
Ended 9/30:        Charges               Charges             Retained by
                 Retained by           Retained by           Distributor
                 Distributor           Distributor
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2004           $17,033              $202,223               $128,134
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2005            $1,556              $184,225               $125,446
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    2006           $65,155              $216,619               $197,169

-------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class
A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

      Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan, and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.

|X|   Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the
Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of
Class A shares. The Board has set the rate at that level. The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so.
The Distributor makes payments to plan recipients periodically at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class
A shares held in the accounts of the recipients or their customers.

      For the fiscal year ended September 30, 2006, payments under the Class
A plan totaled $2,785,530, all of which $8,152 was retained by the
Distributor under the arrangement described above, regarding grandfathered retirement accounts, and included $106,789 paid to an affiliate of the
Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares for any fiscal year may not be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, other financial costs, or allocation of overhead.

      |X|   Class B and Class C Distribution and Service Plan Fees. Under
each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fee on shares or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B and Class C shares are purchased. After the first year shares are outstanding, after their purchase, the Distributor makes service fee payments periodically on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment made on those shares. Class B or Class C shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.  If a current investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B and Class C shares, but does not retain any service fees as to the assets represented by that account.

      The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00% of the net assets per year of the respective classes.

      The Distributor retains the asset-based sales charge on Class B shares.
The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the
Distributor, the Distributor will pay the Class B and/or Class C service fee and the asset-based sales charge to the dealer periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B and Class C shares allows investors to buy shares without a front-end sales charge while allowing the
Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B and Class C shares. The payments are made to the
Distributor in recognition that the Distributor:
o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B and Class C shares,
o     bears the costs of sales literature, advertising and prospectuses
         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class B and
         Class C shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B or Class C plan is terminated by the Fund, the Board of
Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

 -----------------------------------------------------------------------------
   Distribution and Service Fees Paid to the Distributor in the Fiscal Year

                                Ended 9/30/06

 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Class:             Total          Amount      Distributor's   Distributor's
                                                 Aggregate     Unreimbursed
                                               Unreimbursed    Expenses as %
                   Payments     Retained by      Expenses      of Net Assets
                  Under Plan    Distributor     Under Plan       of Class
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Class B Plan

                  $1,014,719    $731,879(1)      $162,245          0.17%

 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Class C Plan

                  $5,576,778   $1,805,677(2)    $8,222,722         1.45%

 -----------------------------------------------------------------------------

1.    Includes  $4,470  paid  to an  affiliate  of  the  Distributor's  parent company.
2.    Includes  $54,446  paid  to an  affiliate  of the  Distributor's  parent company.

      All payments under the plans are subject to the  limitations  imposed by the Conduct  Rules of the NASD on payments of  asset-based  sales  charges and service fees.

Payments to Fund Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this SAI. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this SAI.
Additionally, the Manager and/or the Distributor (including their affiliates)
may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the
Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor.
The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by the Fund, or by an investor buying or selling shares of the Fund may include:

o     depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the Distributor to financial intermediaries (see "About Your
              Account" in the Prospectus);
o     ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's distribution and/or service plans adopted under Rule 12b-1 under the Investment
              Company Act, which are paid from the Fund's assets and
              allocated to the class of shares to which the plan relates (see
              "About the Fund -- Distribution and Service Plans" above);
o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
              administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or
              Distributor for expenses they incur on behalf of the Fund.

o     Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o     These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs,
              transaction processing or other services;
o     The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any
              self-regulatory agency, such as the NASD. Payments are made based on the guidelines established by the Manager and
              Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other
Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for the
         Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o     program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

      For the year ended December 31, 2006, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

  ========================================---------------------------------------

                                          Advest, Inc.
  Advantage Capital Corp./Financial
  Services Corp.

  ----------------------------------------=======================================

Aegon USA                               Aetna Retirement Services, Inc.
A.G. Edwards & Sons, Inc.               AIG Life
Allianz Life Insurance Company          Allmerica Financial Life Insurance
                                        and Annuity Co.
Allstate Financial Advisors             American Enterprise Life Insurance
American General Securities, Inc.       American General Annuity
Ameriprise Financial Services, Inc.     American Portfolio Financial
                                        Services, Inc.
Ameritas Life Insurance Corporation     Annuity Investors Life
Associated Securities                   AXA Advisors
Banc One Securities Corp.               BNY Investment Center, Inc.
Cadaret Grant & Co. Inc.                Charles Schwab - Great West Life
Chase Investment Services Corp.         CitiCorp Investment Services, Inc.
Citigroup Global Markets, Inc. (SSB)    CitiStreet
Citizens Bank of Rhode Island           CJM Planning Corp.
Columbus Life Insurance Company         Commonwealth Financial Network
CUNA Brokerage Services, Inc.           CUSO Financial Services, L.P.
Federal Kemper Life Assurance Company   Financial Network (ING)
First Global Capital                    GE Financial Assurance - GE Life &
                                        Annuity
Glenbrook Life and Annuity Co.          Hartford
HD Vest                                 HSBC Brokerage (USA) Inc.
ING Financial Advisers                  ING Financial Partners
Jefferson Pilot Life Insurance Company  Jefferson Pilot Securities Corp.
John Hancock Life Insurance Co.         Kemper Investors Life Insurance Co.
Legend Equities Corp.                   Legg Mason
Lincoln Benefit Life                    Lincoln Financial
Lincoln Investment Planning, Inc.       Lincoln National Life
Linsco Private Ledger                   MassMutual Financial Group and
                                        affiliates
McDonald Investments, Inc.              Merrill Lynch & Co. and affiliates
MetLife and affiliates                  Minnesota Life Insurance Company
Mony Life Insurance Co.                 Morgan Stanley Dean Witter, Inc.
Multi-Financial (ING)                   Mutual Service Corporation
National Planning Holdings, Inc.        Nationwide and affiliates
NFP                                     New York Life Securities, Inc.
Park Avenue Securities LLC              PFS Investments, Inc.
Prime Capital Services, Inc.            Primevest Financial Services, Inc.
                                        (ING)
Protective Life Insurance Co.           Prudential Investment Management
                                        Services LLC
Raymond James & Associates              Raymond James Financial Services
RBC Dain Rauscher Inc.                  Royal Alliance
Securities America Inc.                 Security Benefit Life Insurance Co.
Sentra Securities                       Signator Investments
Sun Life Assurance Company of Canada    SunAmerica Securities, Inc.
SunTrust Securities                     Thrivent
Travelers Life & Annuity Co., Inc.      UBS Financial Services Inc.
Union Central Life Insurance Company    United Planners
Valic Financial Advisors, Inc.          Wachovia Securities LLC
Walnut Street Securities (Met Life      Waterstone Financial Group
Network)
Wells Fargo Investments, LLC

      For the year ended December 31, 2006, the following firms, which in some cases are broker-dealers, received payments from the Manager or
Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

  ABN AMRO Financial Services Inc.        ACS HR Solutions LLC
  Administrative Management Group         ADP Broker/Dealer Inc.
  Aetna Financial Services                Alliance Benefit Group
  American Stock Transfer & Trust Co      Ameriprise Financial Services, Inc.
  Baden Retirement Plan Services LLC      Banc One Securities Corp.
  BCG Securities                          Benefit Administration Company LLC
  Benefit Administration Inc.             Benefit Plans Administrative Services
  Benetech Inc.                           Bisys Retirement Services
  Boston Financial Data Services Inc.     Ceridian Retirement Plan Services
  Charles Schwab & Co Inc.                Charles Schwab Trust Company
  Circle Trust Company                    Citigroup Global Markets Inc.
  CitiStreet                              City National Bank
  Columbia Funds Distributor Inc.         CPI Qualified Plan Consultants Inc.
  Daily Access.Com Inc.                   Digital Retirement Solutions
  DST Systems Inc.                        Dyatech LLC
  Edgewood/Federated Investments          ERISA Administrative Services Inc.
  Expert Plan Inc.                        FASCorp
  FBD Consulting Inc.                     Fidelity Institutional Operations Co.
  Fidelity Investments                    First National Bank of Omaha
  First Trust Corp.                       First Trust-Datalynx
  Franklin Templeton                      Geller Group LTD
  GoldK Inc.                              Great West Life & Annuity Ins Co.
  Hartford Life Insurance Co              Hewitt Associates LLC
  ICMA-RC Services LLC                    Independent Plan Coordinators Inc.
  ING                                     Ingham Group
  Interactive Retirement Systems          Invesco Retirement Plans
  Invesmart                               InWest Pension Management
  John Hancock Life Insurance Co.         JPMorgan Chase & Co
  JPMorgan Chase Bank                     July Business Services
  Kaufman & Goble                         Leggette & Company Inc.
  Lincoln National Life                   MassMutual Financial Group and
                                          affiliates
  Matrix Settlement & Clearance Services  Mellon HR Solutions
  Mercer HR Services                      Merrill Lynch & Co., Inc.
  Metavante 401(k) Services               Metlife Securities Inc.
  MFS Investment Management               Mid Atlantic Capital Corp.
  Milliman Inc.                           Morgan Stanley Dean Witter Inc.
  National City Bank                      National Financial Services Corp.
  Nationwide Investment Service Corp.     New York Life Investment Management
  Northeast Retirement Services           Northwest Plan Services Inc.
  Pension Administration and Consulting   PFPC Inc.
  Plan Administrators Inc.                PlanMember Services Corporation
  Princeton Retirement Group Inc.         Principal Life Insurance Co
  Programs for Benefit Plans Inc.         Prudential Retirement Insurance &
                                          Annuity Co.
  Prudential Retirement Services          PSMI Group
  Putnam Investments                      Quads Trust Company
  RSM McGladrey Retirement Resources      SAFECO
  Standard Insurance Co                   Stanley Hunt DuPree Rhine
  Stanton Group Inc.                      State Street Bank & Trust
  Strong Capital Management Inc.          Symetra Investment Services Inc.
  T Rowe Price Associates                 Taylor Perky & Parker LLC
  Texas Pension Consultants               The 401(K) Company
  The Chicago Trust Company               The Retirement Plan Company LLC
  The Vanguard Group                      TruSource
  Unified Fund Services Inc.              Union Bank & Trust Co. (Nebraska)
  USI Consulting Group (CT)               Valic Retirement Services Co
  Wachovia Bank NA                        Web401k.com
  Wells Fargo Bank NA                     Wilmington Trust Company
  WySTAR Global Retirement Solutions

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include "standardized yield,"
"tax-equivalent yield," "dividend yield," "average annual total return,"
"cumulative total return," "average annual total return at net asset value"
and "total return at net asset value." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at
1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:
o     Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's
         performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o     The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The principal value of the Fund's shares, and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.
o     Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

|X|   Yields. The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.
o     Standardized Yield. The "standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period.
It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.

      Standardized yield is calculated using the following formula set forth in rules adopted by the SEC, designed to assure uniformity in the way that all funds calculate their yields:

 Standardized Yield = 2a-b +1)(6) -1]
                     [(
                       cd

      The symbols above represent the following factors:
      a =  dividends and interest earned during the 30-day period.
      b =  expenses accrued for the period (net of any expense assumptions).
      c =  the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
      d =  the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any
30-day period.

o     Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

  Dividend Yield = dividends paid x 12/maximum offering price (payment date)

      The maximum offering price for Class A shares includes the current maximum initial sales charge. The maximum offering price for Class B and
Class C shares is the net asset value per share, without considering the effect of contingent deferred sales charges.  The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

o     Tax-Equivalent Yield. The "tax-equivalent yield" of a class of shares is the equivalent yield that would have to be earned on a taxable investment to achieve the after-tax results represented by the Fund's tax-equivalent yield. It adjusts the Fund's standardized yield, as calculated above, by a stated tax rate. Using different tax rates to show different tax equivalent yields shows investors in different tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

      The tax-equivalent yield is based on a 30-day period, and is computed by dividing the tax-exempt portion of the Fund's current yield (as calculated above) by one minus a stated income tax rate. The result is added to the portion (if any) of the Fund's current yield that is not tax-exempt.

      The  tax-equivalent  yield may be used to  compare  the tax  effects  of income  derived from the Fund with income from taxable  investments at the tax rates  stated.  Your tax  bracket  is  determined  by your  federal  and state taxable  income (the net amount  subject to federal and state income tax after deductions and exemptions).

------------------------------------------------------------------------------

           The Fund's Yields for the 30-Day Periods Ended 9/30/06

------------------------------------------------------------------------------
------------------------------------------------------------------------------
                                                        Tax-Equivalent Yield
              Standardized Yield      Dividend Yield      (35.00% Fed. Tax
                                                              Bracket)
Class of
Shares
------------------------------------------------------------------------------
------------------------------------------------------------------------------
              Without     After     Without    After     Without     After
               Sales      Sales      Sales     Sales      Sales      Sales
               Charge     Charge    Charge     Charge     Charge     Charge
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Class A        3.77%      3.64%      4.22%     4.07%      5.81%      5.60%

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Class B        3.01%       N/A       3.35%      N/A       4.63%       N/A

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Class C        3.03%       N/A       3.37%      N/A       4.66%       N/A

------------------------------------------------------------------------------

      |X|   Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, 10 years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 3.50% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 4.0% in the first year, 3.0% in the second year, 2.0% in the third and fourth years, 1.0% in the fifth year and none thereafter.  For Class C shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period.

o     Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

    ERV      - 1  Average Annual Total
          l/n     Return
    ------
      P

o     Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
  P

o     Average Annual Total Return (After Taxes on Distributions and
Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
l/n              and Redemptions)
  P

o     Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

  ERV - P   = Total Return
------------
     P

o     Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for each class of shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

-------------------------------------------------------------------------------

            The Fund's Total Returns for the Periods Ended 9/30/06

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           Cumulative Total            Average Annual Total Returns
             Returns (10
                years
              or life of
 Class of       class)
  Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                                  5-Years         10-Years
                                 1-Year         (or life of      (or life of
                                                  class)           class)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           After   Without  After    Without After    Without  After   Without
           Sales   Sales    Sales    Sales   Sales    Sales    Sales   Sales
           Charge   Charge   Charge  Charge   Charge   Charge  Charge  Charge
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class A(1) 70.91%   77.11%   1.03%    4.70%   5.79%    6.55%    5.51%   5.88%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class B(2) 69.24%   69.24%   -0.10%   3.90%   5.59%    5.75%    5.40%   5.40%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class C(3) 64.23%   64.23%   2.87%    3.87%   5.75%    5.75%    5.09%   5.09%

-------------------------------------------------------------------------------
1. Inception of Class A: 11/11/86.
2. Inception of Class B: 9/11/95.
3.    Inception of Class C: 12/1/93.

----------------------------------------------------------------------------------
      Average Annual Total Returns for Class A Shares (After Sales Charge)

                          For the Period Ended 09/30/06

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
                                1-Year      5-Years or Life    10- Years or Life
                                                of Class           of Class
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

      After Taxes on            1.03%            5.79%             5.51%(1)

       Distributions
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
After Taxes on

Distributions and               2.12%            5.65%             5.41%(1)

Redemption of Fund Shares
----------------------------------------------------------------------------------
1.    Inception of Class A shares: 11/11/86.

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this SAI.
The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc.
("Lipper"). Lipper is a widely-recognized
independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The
Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes
"peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X|   Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc.
("Morningstar"), an independent mutual fund monitoring service. Morningstar rates mutual funds in their specialized market sector. The Fund is ranked in the municipal national intermediate category.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent
performance.   The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5%
receive 2 stars, and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The
Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves.  Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix B contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund.  The
Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange (the "NYSE"). The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix B to this SAI because the Distributor or dealer or broker incurs little or no selling expenses.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals            Oppenheimer New Jersey Municipal Fund
Oppenheimer AMT-Free New York Municipals   Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Balanced Fund                  Oppenheimer Portfolio Series:
Oppenheimer Core Bond Fund                      Active Allocation Fund
Oppenheimer California Municipal Fund           Equity Investor Fund
Oppenheimer Capital Appreciation Fund           Conservative Investor Fund
Oppenheimer Capital Income Fund                 Moderate Investor Fund
                                           Oppenheimer Principal Protected Main
Oppenheimer Champion Income Fund           Street Fund
Oppenheimer Commodity Strategy Total       Oppenheimer Principal Protected Main
Return Fund                                Street Fund II
                                           Oppenheimer Principal Protected Main
Oppenheimer Convertible Securities Fund    Street Fund III
Oppenheimer Developing Markets Fund        Oppenheimer Quest Balanced Fund
                                           Oppenheimer Quest Capital Value Fund,
Oppenheimer Discovery Fund                 Inc.
                                           Oppenheimer Quest International Value
Oppenheimer Dividend Growth Fund           Fund, Inc.
Oppenheimer Emerging Growth Fund           Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies Fund     Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund                Oppenheimer Real Estate Fund
Oppenheimer Equity Fund, Inc.              Oppenheimer U.S. Government Trust
                                           Oppenheimer Rochester Arizona Municipal
Oppenheimer Global Fund                    Fund
                                           Oppenheimer Rochester Maryland Municipal
Oppenheimer Global Opportunities Fund      Fund
                                           Oppenheimer Rochester Massachusetts
Oppenheimer Gold & Special Minerals Fund   Municipal Fund
                                           Oppenheimer Rochester Michigan Municipal
Oppenheimer Growth Fund                    Fund
                                           Oppenheimer Rochester Minnesota
Oppenheimer High Yield Fund                Municipals
Oppenheimer International Bond Fund        Rochester National Municipals
                                           Oppenheimer Rochester North Carolina
Oppenheimer International Diversified Fund Municipal Fund
Oppenheimer International Growth Fund      Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer International Small Company    Oppenheimer Rochester Virginia Municipal
Fund                                       FundMunicipalsOppenheimer Rochester
Oppenheimer International Value Fund       Oppenheimer Select Value Fund
Oppenheimer Limited Term California
Municipal Fund                             Oppenheimer Senior Floating Rate Fund
Oppenheimer Limited-Term Government Fund   Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Limited Term Municipal Fund    Oppenheimer Strategic Income Fund
Oppenheimer Main Street Fund               Oppenheimer Value Fund
Oppenheimer Main Street Opportunity Fund   Limited-Term New York Municipal Fund
Oppenheimer Main Street Small Cap Fund     Rochester Fund Municipals
Oppenheimer MidCap Fund

LifeCycle Funds
    Oppenheimer Transition 2010 Fund
    Oppenheimer Transition 2015 Fund
    Oppenheimer Transition 2020 Fund
    Oppenheimer Transition 2030 Fund

And the following money market funds:

Oppenheimer Cash Reserves                   Centennial Tax Exempt Trust
Oppenheimer Money Market Fund, Inc.         Centennial Government Trust
Oppenheimer Institutional Money Market Fund Centennial Money Market Trust
Centennial California Tax Exempt Trust      Centennial New York Tax Exempt Trust

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this SAI, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"), you can reduce the sales charge rate that applies to your purchase of Class A shares if you purchase Class A, Class B or Class C shares of the Fund or other Oppenheimer funds during a 13-month period. The total amount of your purchases of Class
A, Class B and Class C shares will determine the sales charge rate that applies to your Class A share purchases during that period. Purchases made up to 90 days before the date that you submit a Letter of Intent will be included in that determination. Class A shares of Oppenheimer Money Market
Fund, Inc. and Oppenheimer Cash Reserves on which you have not paid a sales charge and any shares you purchase, or may have purchased, will not be counted towards satisfying the purchases specified in a Letter.

      A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of Class A, Class B and
Class C shares of the Fund and other Oppenheimer funds during a 13-month period (the "Letter period"). The Letter states the investor's intention to make the aggregate amount of purchases of shares which will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value (i.e. without paying a front-end or contingent deferred sales charge)
do not count toward satisfying the amount of the Letter.

      Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the
Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow. Also, the investor agrees to be bound by the terms of the
Prospectus, this SAI and the application used for a Letter. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

      If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The  Transfer  Agent  will not hold  shares in escrow for  purchases  of shares of the Fund and other Oppenheimer funds by  OppenheimerFunds  prototype
401(k) plans under a Letter.  If the intended  purchase  amount under a Letter entered into by an OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the  Letter  period,  there  will be no  adjustment  of concessions paid to the  broker-dealer or financial  institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing any purchase orders for the investor during the Letter period. All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary)
made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.    The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a Class
            A contingent deferred sales charge,
(b)   Class B and Class C shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A, Class B or Class C shares acquired by exchange of either (1)
            Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B or Class C of one of the other
            Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to
November 1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder
Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent or the Fund
shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the
Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B or Class C shares and the dividends payable on Class B or Class C shares will be reduced by incremental expenses borne solely by that class.
Those expenses include the asset-based sales charges to which Class B and
Class C are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class
A shares normally are sold subject to an initial sales charge. While Class B and Class C shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B and Class C shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

The Distributor will not accept a purchase order of more than $100,000 for
Class B shares or a purchase order of $1 million or more to purchase Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

Class B or Class C shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of
Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended.
In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years. Investors should consult their tax advisers regarding the state and local tax consequences of the conversion or exchange of classes of shares.

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the
Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account in September.

   Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:
o     A fund account whose shares were acquired after September 30th of the prior year;
o     A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all
      Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum
      Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o     A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC
      Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,

      Custom Plus, Record(k)eeper Pro and Pension Alliance Retirement Plan programs; and

o     A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

To access account documents electronically via eDocs Direct, please visit the
Service Center on our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery" under the heading "I
Want To," or call 1.888.470.0862 for instructions.

o     The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset value per share of each class of shares of the Fund is determined as of the close of business of the NYSE on each day that the NYSE is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S.
holiday).  All references to time in this SAI mean "Eastern time." The NYSE's most recent annual announcement regarding holidays and days when the market may close early is available on the NYSE's website at www.nyse.com.

      Dealers other than NYSE members may conduct trading in municipal securities on days on which the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

      |X|   Securities Valuation. The Fund's Board of Trustees has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

o     Securities (including restricted securities) not have having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the
"bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of municipal securities, when last sale information is not generally available, the Manager may use pricing services approved by the
Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      Puts, calls, futures and municipal bond index futures are valued at the last sale price on the principal exchange on which they are traded as applicable, as determined by a pricing service approved by the Board of
Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on the valuation date. If not, the value shall be the closing bid price on the principal exchange on the valuation date. If the put, call or future is not traded on an exchange, it shall be valued by the mean between "bid" and
"asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received.  If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction.  If the
Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the
Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to United Missouri Bank (the "Bank")
for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's custodian.
This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time.  The Fund will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the Checkwriting privilege, by signing the account application or by completing a Checkwriting card, each individual who signs:
(1)   for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2)   for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)   authorizes the Fund, its Transfer Agent and any bank through which the
           Fund's drafts (checks) are payable to pay all checks drawn on the
           Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4)   specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and
           redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the application, as applicable;
(5)   understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)   acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order.  The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C shares.  The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values
Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or
Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of the NYSE on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the NYSE closes. Normally, the NYSE closes at
4:00 p.m., but may do so earlier on some days.

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B and Class C shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix B to this SAI).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X|   Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to exchange a pre-determined amount of shares of the Fund for shares
(of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.
Instructions should be provided on the OppenheimerFunds application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to
Exchange Shares" in the Prospectus and below in this SAI.

      |X|   Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the
Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of the
Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A"
shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial California Tax Exempt      Centennial Money Market Trust
      Trust
      Centennial Government Trust           Centennial New York Tax Exempt
                                            Trust
                                            Centennial Tax Exempt Trust

      The following funds do not offer Class N shares:

   Limited Term New York Municipal Fund       Oppenheimer Rochester Arizona
                                              Municipal Fund
   Oppenheimer AMT-Free Municipals            Oppenheimer Rochester Maryland
                                              Municipal Fund
   Oppenheimer AMT-Free New York Municipals   Oppenheimer Rochester Massachusetts
                                              Municipal Fund
   Oppenheimer California Municipal Fund      Oppenheimer Rochester Michigan
                                              Municipal Fund
   Oppenheimer International Value Fund       Oppenheimer Rochester Minnesota
                                              Municipal Fund
   Oppenheimer Institutional Money Market FundOppenheimer Rochester National
                                              Municipals
   Oppenheimer    Limited   Term    CaliforniaOppenheimer Rochester North
   Municipal Fund                             Carolina Municipal Fund
   Oppenheimer Limited Term Municipal Fund    Oppenheimer Rochester Ohio
                                              Municipal Fund
   Oppenheimer Money Market Fund, Inc.        Oppenheimer Rochester Virginia
                                              Municipal Fund
   Oppenheimer New Jersey Municipal Fund      Oppenheimer Senior Floating Rate
                                              Fund
   Oppenheimer    Principal   Protected   Main
   Street Fund II                             Rochester Fund Municipals
   Oppenheimer Pennsylvania Municipal Fund

      The following funds do not offer Class Y shares:

      Limited Term New York Municipal Fund    Oppenheimer Pennsylvania Municipal Fund
      Oppenheimer AMT-Free Municipals        Oppenheimer Principal Protected Main
                                             Street Fund
      Oppenheimer AMT-Free New York          Oppenheimer Principal Protected Main
      Municipals                             Street Fund II
      Oppenheimer Balanced Fund              Oppenheimer Principal Protected Main
                                             Street Fund III
      Oppenheimer California Municipal Fund  Oppenheimer Quest Capital Value Fund,
                                             Inc.
      Oppenheimer Capital Income Fund        Oppenheimer Quest International Value
                                             Fund, Inc.
      Oppenheimer Cash Reserves              Oppenheimer Rochester Arizona Municipal
                                             Fund
                                             Oppenheimer Rochester Maryland
                                             Municipal Fund

      Oppenheimer Convertible Securities

      Fund                                   Oppenheimer Massachusetts Municipal Fund
                                             Oppenheimer Rochester Michigan
                                             Municipal Fund
      Oppenheimer Dividend Growth Fund       Oppenheimer Rochester Minnesota
                                             Municipal Fund
      Oppenheimer Gold & Special Minerals    Oppenheimer Rochester National
      Fund                                   Municipals
      Oppenheimer Institutional Money        Oppenheimer Rochester North Carolina
      Market Fund                            Municipal Fund
      Oppenheimer Limited Term California    Oppenheimer Rochester Ohio Municipal
      Municipal Fund                         Fund
      Oppenheimer Limited Term Municipal     Oppenheimer Rochester Virginia
      Fund                                   Municipal Fund
      Oppenheimer New Jersey Municipal Fund

o     Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.

o     Oppenheimer  Institutional  Money  Market Fund only  offers  Class E and
   Class L shares.

o     Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other
      Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund, Inc. or Oppenheimer Cash Reserves acquired by exchange of Class M shares.

o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of certain money market funds offered by the Distributor.
      Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge.
o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.  However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of
      Oppenheimer Principal Protected Main Street Fund II until after the expiration of the warranty period (3/3/2011).
o     Shares of Oppenheimer Principal Protected Main Street Fund III may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund
      III until after the expiration of the warranty period (12/16/2011).
o     Class A, Class B, Class C and Class N shares of each of Oppenheimer
      Developing Markets Fund and Oppenheimer International Small Company
      Fund may be acquired by exchange only with a minimum initial investment of $50,000. An existing shareholder of each fund may make additional exchanges into that fund with as little as $50.00

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Oppenheimer
Rochester National Municipals and Rochester Fund Municipals) acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a
Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Oppenheimer Rochester National Municipals and
Rochester Fund Municipals acquired by exchange of Class A shares of any
Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     Except with respect to Class B shares described in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Limited Term California
Municipal Fund, Oppenheimer Limited Term Government Fund, Oppenheimer Limited
Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer
Senior Floating Rate Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the
Oppenheimer Capital Preservation Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |X|   Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.
The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account features that are available in the new fund (such as an
Asset Builder Plan or Automatic Withdrawal Plan) will be switched to the new fund account unless you tell the Transfer Agent not to do so.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
SAI, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares." Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds
(funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

      Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

      The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund,
Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

      The amount of a distribution paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares. That is due to the effect of the asset-based sales charge on Class B and Class C shares.
Those dividends will also differ in amount as a consequence of any difference in net asset value among the different classes of shares.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

      The tax discussion in the Prospectus and this SAI is based on tax law in effect on the date of the Prospectus and this SAI. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated investment companies may differ from the treatment under the
Internal Revenue Code described below. Potential purchasers of shares of the
Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

|X|   Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended.  As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of capital gains over capital losses) that it distributes to shareholders.

      If the Fund qualifies as a "regulated investment company" under the
Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue
Code contains a number of complex tests to determine whether the Fund qualifies. The Fund might not meet those tests in a particular year. If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and other distributions made to shareholders. In such an instance, all of the
Fund's dividends would be taxable to shareholders. In such an instance, all of the Fund's distributions from earnings and profits to its shareholders would be taxable as ordinary dividend income eligible for the maximum 15% tax rate for non-corporate shareholders (for taxable years beginning prior to
2011) and the dividends-received deduction for corporate shareholders.
However, distributions of income derived from tax-exempt municipal securities would no longer qualify for treatment as exempt-interest dividends.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt income for the taxable year. The Fund must also satisfy certain other requirements of the
Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      The Fund must also derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies net income from qualified publicly-traded partnerships (i.e., publicly-traded partnerships that are treated as partnerships for tax purposes and derive at least 90% of their income from certain passive sources) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under this test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those other issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of such issuer and the Fund must not hold more than 10% of the outstanding voting securities of such issuer. No more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), of two or more issuers (other than regulated investment companies) that the Fund controls and that are engaged in the same or similar trades or businesses, or of one or more qualified publicly-traded partnerships. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as
U.S. government securities.

      Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable net investment income earned from January 1 through December 31 of that year and 98% of its capital gain net income realized in the period from
November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet these requirements. To meet these requirements, in certain circumstances the Fund might be required to liquidate portfolio investment to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders. The distribution requirement applies to only taxable income of the Fund, and therefore, may have little effect because it is anticipated that most of the Fund's income will be tax-exempt.

      Taxation of Fund Distributions.  Distributions by the Fund will be treated in the manner described below regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  The Fund's distributions will be treated as dividends to the extent paid from the Fund's earnings and profits (as determined under the
Internal Revenue Code).  Distributions in excess of a Fund's earnings and profits will first reduce the adjusted tax basis of a shareholder's shares and, after such tax basis is reduced to zero, will constitute capital gain to the shareholder (assuming the shares are held as a capital asset).  The
Fund's dividends will not be eligible for the dividends-received deduction for corporations.  Shareholders reinvesting a distribution in shares of the
Fund or another fund will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      Exempt-Interest Dividends.The Fund intends to satisfy the requirements under the qualify under the Internal Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders. To qualify, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consist of obligations as defined in Section 103(a) of the
Internal Revenue Code, as amended. Dividends that are derived from net interest income earned by the Fund on tax-exempt municipal securities and designated as "exempt-interest dividends" in a written notice sent by the
Fund to its shareholders within 60 days after the close of the Fund's taxable year will be excludable from gross income of shareholders for federal income tax purposes. To the extent the Fund fails to qualify to pay exempt-interest dividends in any given taxable year, such dividends would be included in the gross income of shareholders for federal income tax purposes.

      The Fund will allocate interest from tax-exempt municipal securities
(as well as ordinary income, capital gains, and tax preference items discussed below) among the shares according to a method that is based on the gross income allocable to each class of shareholders during the taxable year
(or under another method, if prescribed by the IRS and SEC).  The percentage of each distribution with respect to a taxable year of the Fund that is an exempt-interest dividend will be the same, even though that percentage may differ substantially from the percentage of the Fund's income that was tax-exempt during a particular portion of the year.  This percentage normally will be designated after the close of the taxable year.

      Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes.  Interest on indebtedness incurred or continued to purchase or carry shares of a regulated investment company paying exempt-interest dividends, such as the Fund, will not be deductible by the investor for federal income tax purposes to the extent attributable to
exempt-interest dividends.   Shareholders receiving Social Security or
railroad retirement benefits should be aware that exempt-interest dividends are a factor in determining whether, and to what extent, such benefits are subject to federal income tax.

      A portion of the exempt-interest dividends paid by the Fund may give rise to liability under the federal alternative minimum tax for individual or corporate shareholders.  Income on certain private activity bonds issued after August 7, 1986, while excludable from gross income for purposes of the federal income tax, is an item of "tax preference" that must be included in income for purposes of the federal alternative minimum tax for individuals and corporations.  "Private activity bonds" are bonds that are used for purposes not generally performed by governmental entities and that benefit non-governmental entities.  The amount of any exempt-interest dividends that is attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the
Fund.

      In addition, corporate taxpayers are subject to the federal alternative minimum tax based in part on certain differences between taxable income as adjusted for other tax preferences and the corporation's "adjusted current earnings," which more closely reflect a corporation's economic income.
Because an exempt-interest dividend paid by the Fund will be included in adjusted current earnings, a corporate shareholder may be required to pay alternative minimum tax on exempt-interest dividends paid by the Fund.

      Shareholders are advised to consult their tax advisers with respect to their liability for federal alternative minimum tax, and for advice concerning the loss of exclusion from gross income for exempt-interest dividends paid to a shareholder who would be treated as a "substantial user"
or "related person" under Section 147(a) of the Internal Revenue Code with respect to property financed with the proceeds of an issue of private activity bonds held by the Fund.

      Ordinary InterestDividends. A shareholder receiving a dividend from income earned by the Fund from one or more of the following sources must treat the dividend as ordinary income in the computation of the shareholder's gross income, regardless of whether the dividend is reinvested:

(1)   certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S.
          government, its agencies and instrumentalities);
(2)   income from securities loans;
(3)   income or gains from options or futures,
(4)   any net short-term capital gain; and
(5)   any market discount amortization on tax-exempt bonds.

Certain dividend income and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders for taxable years beginning prior to 2011.  Under these rules, a portion of ordinary income dividends constituting "qualified dividend income," when paid by a regulated investment company to non-corporate shareholders, may be taxable to such shareholders at long-term capital gain rates.  However, to the extent the Fund's distributions are derived from income on debt securities, they will not be qualified dividend income.  Consequently, the Fund's ordinary income dividends generally will not be eligible for taxation at the reduced rate.

      The Fund's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders receiving Social Security or railroad retirement benefits should be aware that exempt-interest dividends are a factor in determining whether (and the extent to which) such benefits are subject to federal income tax.

      Capital Gains. The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If the net capital gain is distributed and properly designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly designated as a capital gain dividend in reports sent to shareholders in January of each year, it will be taxable to shareholders as a long-term capital gain, regardless of how long a shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares. The tax rate on long-term capital gain applicable to non-corporate shareholders has been reduced for taxable years beginning prior to 2011.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate and will provide to shareholders of record on the last day of its taxable year information regarding their pro rata shares of the gain and tax paid. In this case, each shareholder will be required to report a pro rata share of such gain on the shareholder's tax return as long-term capital gain, will receive a refundable tax credit for a pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for the shareholder's shares of the Fund by an amount equal to the excel of the deemed distribution over the tax credit.

      Backup withholding.  The Fund will be required in certain cases to withhold 28% of ordinary income dividends capital gain distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report properly the receipt of interest or dividend income or
(3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation).
Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS. Backup withholding is not an additional tax.  Any amount withheld generally may be allowed as a refund or a credit against a shareholder's federal income tax liability, provided the required information is timely provided to the IRS.

Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his or her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares (including tax basis arising from reinvestment of dividends).  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption (including purchases through the reinvestment of dividends).
In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Losses realized by a shareholder on the redemption of
Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares. If a shareholder of the Fund exercises an exchange privilege within 90 days of acquiring the shares of the Fund, then the loss that the shareholder recognizes on the exchange will be reduced (or the gain increased) to the extent any sales charge paid on the exchanged Fund shares reduces any charge the shareholder would have owed upon the purchase of then ew shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new shares.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X|   Foreign  Shareholders.  Under U.S.  tax law,  taxation of a  shareholder who is a foreign person  (including,  but not limited to, a nonresident  alien individual,  a foreign trust, a foreign estate,  a foreign  corporation,  or a foreign partnership)  primarily depends on whether the foreign person's income from the Fund is  effectively  connected  with the conduct of a U.S.  trade or business.  Typically,  ordinary  income  dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed IRS Form W-8BEN or substitute form. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. Any tax withheld by the Fund is remitted by the
Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

      If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. withholding tax described above provided the Fund obtains a properly completed and signed IRS Form W-8ECI or substitute form. Exempt-interest dividends as well as ordinary income dividends paid by the Fund would be included in the earnings and profits of a foreign corporation for purposes of the branch profits tax on dividend equivalent amounts.

      If a foreign person fails to provide a certification of foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares under the backup withholding provisions. Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the
IRS.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.
To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.
Dividends and/or distributions from shares of certain other Oppenheimer funds
(other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian Bank.  Citibank, N.A. is the custodian of the Fund's assets.
The custodian's responsibilities include safeguarding and controlling the
Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates.  The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP serves as the independent registered public accounting firm for the Fund. Deloitte &
Touche LLP audits the Fund's financial statements and performs other related audit services. Deloitte & Touche LLP also acts as the independent registered public accounting firm for certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by Deloitte & Touche LLP to the Fund must be pre-approved by the Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER LIMITED TERM MUNICIPAL FUND:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Limited Term Municipal Fund, a series of Oppenheimer Municipal Fund, including the statement of investments, as of September 30, 2006, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Limited Term Municipal Fund as of September 30, 2006, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

      As discussed in Note 9, the statement of assets and liabilities, including the statement of investments as of September 30, 2006, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended have been restated.

DELOITTE & TOUCHE LLP

Denver, Colorado
November 15, 2006 (January 26, 2007, as to Note 9)

STATEMENT OF INVESTMENTS September 30, 2006
(As restated, see Note 9)
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--108.4%
----------------------------------------------------------------------------------------------------------------------------------
ALABAMA--1.5%
$      100,000  AL 21st Century Authority
                Tobacco Settlement                                  5.250%     12/01/2006        12/01/2006         $      100,158
----------------------------------------------------------------------------------------------------------------------------------
        30,000  AL Docks Dept.                                      5.375      10/01/2017        10/01/2007 A               30,966
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  AL Docks Dept.                                      6.150      10/01/2014        10/01/2006 A            1,021,660
----------------------------------------------------------------------------------------------------------------------------------
        95,000  AL Docks Dept.                                      6.300      10/01/2021        10/01/2006 A               97,091
----------------------------------------------------------------------------------------------------------------------------------
        25,000  AL HFA (Collateralized Home Mtg.)                   5.750      04/01/2012        04/01/2009 A               25,655
----------------------------------------------------------------------------------------------------------------------------------
       120,000  AL HFA (Collateralized Home Mtg.) 1                 5.750      10/01/2016        04/01/2007 A              123,325
----------------------------------------------------------------------------------------------------------------------------------
        30,000  AL HFA (Collateralized Home Mtg.) 1                 6.000      10/01/2021        04/01/2007 A               30,772
----------------------------------------------------------------------------------------------------------------------------------
        15,000  AL HFA (South Bay Apartments)                       5.950      02/01/2033        02/01/2013 A               15,764
----------------------------------------------------------------------------------------------------------------------------------
        65,000  AL Higher Education Loan Corp.
                (Student Loan) 1                                    6.150      09/01/2010        03/01/2007 A               65,114
----------------------------------------------------------------------------------------------------------------------------------
     1,480,000  AL Water Pollution Control Authority                5.500      08/15/2012        02/15/2007 A            1,498,382
----------------------------------------------------------------------------------------------------------------------------------
     4,505,000  Bay Minette, AL Industrial Devel. Board
                (B.F. Goodrich)                                     6.500      02/15/2009        02/15/2007 A            4,557,258
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Bayou La Batre, AL Utilities Board
                (Water & Sewer)                                     5.750      03/01/2027        03/01/2007 A              102,671
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Birmingham, AL Multifamily Hsg.
                (Ascend Care Hsg.-Beaconview)                       5.750      07/01/2030        07/01/2012 A               15,172
----------------------------------------------------------------------------------------------------------------------------------
        65,000  Birmingham, AL Private Educational Building
                Authority (Birmingham-Southern College)             6.000      12/01/2021        06/01/2008 A               66,171
----------------------------------------------------------------------------------------------------------------------------------
       165,000  Birmingham-Carraway, AL Special Care
                Facilities(Carraway Methodist Hospitals)            5.875      08/15/2015        02/15/2007 A              166,922
----------------------------------------------------------------------------------------------------------------------------------
        45,000  Colbert County-Northwest, AL Health Care
                Authority (Helen Keller Hospital)                   5.750      06/01/2015        12/01/2006 A               45,512
----------------------------------------------------------------------------------------------------------------------------------
       235,000  Courtland, AL Industrial Devel. Board
                (Champion International Corp.)                      5.700      10/01/2028        08/01/2011 A              239,909
----------------------------------------------------------------------------------------------------------------------------------
       335,000  Courtland, AL Industrial Devel. Board
                (Champion International Corp.)                      5.750      11/01/2027        11/01/2009 A              344,454
----------------------------------------------------------------------------------------------------------------------------------
     1,795,000  Courtland, AL Industrial Devel. Board
                (Champion International Corp.)                      6.000      08/01/2029        08/01/2011 A            1,867,805
----------------------------------------------------------------------------------------------------------------------------------
       190,000  Courtland, AL Industrial Devel. Board
                (Champion International Corp.)                      6.700      11/01/2029        11/01/2009 A              202,924
----------------------------------------------------------------------------------------------------------------------------------
        30,000  Huntsville Madison County, AL
                Airport Authority                                   5.400      07/01/2019        01/01/2008 A               30,691
----------------------------------------------------------------------------------------------------------------------------------
         5,000  Huntsville, AL Industrial Devel. Board
                (Coltec Industries)                                 9.875      10/01/2010        10/01/2006 A                5,021
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Jefferson County, AL Sewer                          5.375      02/01/2027        02/01/2007 A              100,516
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Mobile, AL Industrial Devel.
                Board (International Paper Corp.)                   6.700      03/01/2024        03/01/2010 A               26,920
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Mobile, AL Limited Obligation Tax                   5.500      02/15/2023        02/15/2014 A               52,642
----------------------------------------------------------------------------------------------------------------------------------
        40,000  Montgomery, AL Medical Clinic
                Board (Jackson Hospital & Clinic)                   6.000      03/01/2026        03/01/2007 A               40,872

                  24 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
ALABAMA Continued
$       60,000  Montgomery, AL Medical Clinic
                Board (Jackson Hospital & Clinic)                   7.000%     03/01/2015        03/01/2007 A       $       60,143
----------------------------------------------------------------------------------------------------------------------------------
    15,000,000  Phenix City, AL Industrial Devel.
                Board (Meadwestvaco)                                6.350      05/15/2035        05/15/2012 A           16,139,100
----------------------------------------------------------------------------------------------------------------------------------
       380,000  Prattville, AL Industrial Devel. Board
                (International Paper Company)                       6.625      03/01/2008        03/01/2007 A              381,558
----------------------------------------------------------------------------------------------------------------------------------
        45,000  Tuskegee, AL GO Warrants                            5.875      03/01/2008        03/01/2007 A               45,028
----------------------------------------------------------------------------------------------------------------------------------
       775,000  Tuskegee, AL GO Warrants                            7.000      01/01/2021        01/01/2007 A              775,977
----------------------------------------------------------------------------------------------------------------------------------
        70,000  Tuskegee, AL Utilities Board                        5.500      02/01/2016        02/01/2007 A               71,797
                                                                                                                    --------------

                                                                                                                        28,347,950
----------------------------------------------------------------------------------------------------------------------------------
ALASKA--2.9%
    26,535,700  AK HFC(2,9)                                         6.200      12/01/2021        06/01/2009 B           27,026,557
----------------------------------------------------------------------------------------------------------------------------------
     2,865,000  AK HFC, Series A                                    6.000      06/01/2027        06/01/2007 A            2,929,921
----------------------------------------------------------------------------------------------------------------------------------
       355,000  AK HFC, Series A-1                                  5.500      12/01/2017        12/01/2007 A              364,567
----------------------------------------------------------------------------------------------------------------------------------
        50,000  AK HFC, Series A-2                                  5.750      06/01/2024        12/01/2007 A               51,604
----------------------------------------------------------------------------------------------------------------------------------
    73,000,000  AK HFC, Series A-2                                  5.782 3    06/01/2037        12/01/2006 A           12,380,070
----------------------------------------------------------------------------------------------------------------------------------
        15,000  AK HFC, Series A-2                                  5.900      06/01/2014        12/01/2009 A               15,409
----------------------------------------------------------------------------------------------------------------------------------
        20,000  AK HFC, Series C                                    5.800      06/01/2029        06/01/2010 A               20,068
----------------------------------------------------------------------------------------------------------------------------------
     5,000,000  AK Industrial Devel. & Export
                Authority, Series A                                 5.200      04/01/2018        04/01/2008 A            5,128,100
----------------------------------------------------------------------------------------------------------------------------------
        25,000  AK Industrial Devel. & Export
                Authority, Series A                                 5.250      04/01/2023        04/01/2008 A               25,663
----------------------------------------------------------------------------------------------------------------------------------
        45,000  AK Industrial Devel. & Export
                Authority, Series A                                 5.900      04/01/2017        04/01/2007 A               46,355
----------------------------------------------------------------------------------------------------------------------------------
        25,000  AK Industrial Devel. & Export Authority,
                Series A                                            6.125      04/01/2027        04/01/2007 A               25,786
----------------------------------------------------------------------------------------------------------------------------------
        25,000  AK Northern Tobacco Securitization
                Corp. (TASC)                                        6.200      06/01/2022        06/01/2010 B               26,697
----------------------------------------------------------------------------------------------------------------------------------
     6,345,000  AK Northern Tobacco Securitization
                Corp. (TASC)                                        6.500      06/01/2031        06/01/2010 A            6,966,556
----------------------------------------------------------------------------------------------------------------------------------
        30,000  AK Student Loan Corp.                               5.750      07/01/2014        07/01/2007 A               30,387
                                                                                                                    --------------

                                                                                                                        55,037,740
----------------------------------------------------------------------------------------------------------------------------------
ARIZONA--1.3%
       125,000  AZ Health Facilities Authority
                (Phoenix Childrens Hospital)                        6.000      02/15/2032        02/15/2012 A              134,565
----------------------------------------------------------------------------------------------------------------------------------
        50,000  AZ Student Loan Acquisition
                Authority                                           5.900      05/01/2024        11/01/2011 A               52,954
----------------------------------------------------------------------------------------------------------------------------------
       130,000  AZ University Medical Center                        5.000      07/01/2021        01/01/2007 A              130,105
----------------------------------------------------------------------------------------------------------------------------------
     1,600,000  Goodyear, AZ IDA Water & Sewer
                (Litchfield Park Service Company)                   6.750      10/01/2031        10/01/2011 A            1,742,912
----------------------------------------------------------------------------------------------------------------------------------
     2,310,000  Hassayampa, AZ Community
                Facilities District (Hassayampa
                Village Community)                                  7.750      07/01/2021        01/01/2007 A            2,393,068

                  25 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
ARIZONA Continued
$    1,365,000  Litchfield, AZ Park Community
                Facility District                                   6.375%     07/15/2026        07/15/2012 A       $    1,455,090
----------------------------------------------------------------------------------------------------------------------------------
     1,870,000  Maricopa County, AZ IDA (Christian
                Care Mesa II) 1                                     6.000      01/01/2014        07/01/2011 B            1,911,664
----------------------------------------------------------------------------------------------------------------------------------
        80,000  Maricopa County, AZ IDA (Sun King
                Apartments) 1                                       5.875      11/01/2008        08/12/2007 C               78,039
----------------------------------------------------------------------------------------------------------------------------------
        35,000  Maricopa County, AZ Pollution Control Corp.
                (Public Service Company of New Mexico)              5.750      11/01/2022        11/01/2006 A               35,396
----------------------------------------------------------------------------------------------------------------------------------
        55,000  Maricopa County, AZ Pollution Control Corp.
                (Public Service Company of New Mexico)              6.300      12/01/2026        12/01/2006 A               56,410
----------------------------------------------------------------------------------------------------------------------------------
        60,000  Mesa, AZ IDA (Mesa Student Hsg.)                    6.000      07/01/2025        07/01/2011 A               64,924
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Phoenix, AZ Airport                                 6.400      07/01/2012        01/01/2007 A               15,029
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Phoenix, AZ Civic Improvement Corp.                 5.250      07/01/2032        07/01/2012 A               52,150
----------------------------------------------------------------------------------------------------------------------------------
       555,000  Phoenix, AZ Civic Improvement Corp.                 5.375      07/01/2029        07/01/2007 A              560,772
----------------------------------------------------------------------------------------------------------------------------------
     2,500,000  Phoenix, AZ Civic Improvement Corp.                 5.625      07/01/2013        07/01/2007 A            2,533,500
----------------------------------------------------------------------------------------------------------------------------------
     3,975,000  Phoenix, AZ IDA (Capitol Mews Apartments)           5.700      12/20/2040        12/20/2012 A            4,172,637
----------------------------------------------------------------------------------------------------------------------------------
     1,265,000  Phoenix, AZ IDA (Single Family Mtg.)                6.650      10/01/2029        10/15/2006 B            1,301,736
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Phoenix, AZ IDA (Ventana Palms Apartments)          6.150      10/01/2029        10/01/2009 A               52,815
----------------------------------------------------------------------------------------------------------------------------------
       940,000  Phoenix, AZ IDA (Ventana Palms Apartments)          6.200      10/01/2034        10/01/2009 A              993,129
----------------------------------------------------------------------------------------------------------------------------------
       200,000  Pima County, AZ IDA
                (International Studies Academy)                     6.750      07/01/2031        07/01/2011 A              212,244
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Pima County, AZ Junior College District             7.000      07/01/2009        01/01/2007 A               15,341
----------------------------------------------------------------------------------------------------------------------------------
         5,000  Scottsdale, AZ IDA (Scottsdale Memorial
                Hospitals)                                          5.500      09/01/2012        04/28/2010 C                5,321
----------------------------------------------------------------------------------------------------------------------------------
       800,000  Tucson, AZ IDA (Joint Single Family Mtg.)           5.250      07/01/2038        01/01/2013 B              816,712
----------------------------------------------------------------------------------------------------------------------------------
     3,675,000  Tucson, AZ IDA (Joint Single Family Mtg.)           5.350      01/01/2038        12/01/2015 B            3,913,838
----------------------------------------------------------------------------------------------------------------------------------
     1,750,000  Verrado, AZ Community Facilities District           6.500      07/15/2027        07/15/2013 A            1,890,595
                                                                                                                    --------------
                                                                                                                        24,590,946
----------------------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.5%
        20,000  AR Devel. Finance Authority (Ark-Tenn
                Holding/Environment Filter Obligated Group)         5.400      11/01/2011        11/01/2006 A               20,223
----------------------------------------------------------------------------------------------------------------------------------
        35,000  AR Devel. Finance Authority
                (Clark County Industrial Council)                   5.600      05/01/2008        11/01/2006 A               35,043
----------------------------------------------------------------------------------------------------------------------------------
       390,000  AR Devel. Finance Authority
                (Single Family Mtg.)                                5.300      07/01/2024        07/01/2012 A              399,953
----------------------------------------------------------------------------------------------------------------------------------
     5,660,000  AR Devel. Finance Authority
                (Single Family Mtg.)                                5.625      01/01/2035        01/01/2016 A            6,055,860
----------------------------------------------------------------------------------------------------------------------------------
        10,000  AR Devel. Finance Authority, Series B               5.800      01/01/2023        07/01/2009 A               10,217
----------------------------------------------------------------------------------------------------------------------------------
       105,000  AR Devel. Finance Authority, Series H               6.100      07/01/2030        01/01/2009 A              107,358
----------------------------------------------------------------------------------------------------------------------------------
       900,000  Greater AR Hsg. Assistance Corp.
                (Hicky Garden Apartments)                           6.000      01/01/2023        01/01/2007 A              913,221
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Northwest AR Regional Airport Authority             5.250      02/01/2023        02/01/2013 A            1,033,940

                  26 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
ARKANSAS Continued
$       40,000  Pope County, AR Pollution Control
                (Arkansas Power & Light Company)                    6.100%     12/01/2016        12/01/2006 A       $       40,078
----------------------------------------------------------------------------------------------------------------------------------
        40,000  Pope County, AR Pollution Control
                (Arkansas Power & Light Company)                    6.300      12/01/2016        12/01/2006 A               40,085
----------------------------------------------------------------------------------------------------------------------------------
        45,000  Pope County, AR Pollution Control
                (Arkansas Power & Light Company)                    6.300      12/01/2016        12/01/2006 A               45,077
----------------------------------------------------------------------------------------------------------------------------------
       510,000  Pope County, AR Pollution Control
                (Arkansas Power & Light Company)                    6.300      11/01/2020        11/01/2006 A              510,938
----------------------------------------------------------------------------------------------------------------------------------
       875,000  Warren, AR Solid Waste Disposal
                (Potlatch Corp.)                                    7.500      08/01/2013        02/01/2007 A              876,251
                                                                                                                    --------------
                                                                                                                        10,088,244
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--8.8%
    19,000,000  Anaheim, CA Public Financing
                Authority RITES 4,10                                9.321  7   12/28/2018        12/01/2007 A           20,992,530
----------------------------------------------------------------------------------------------------------------------------------
     7,440,000  CA County Tobacco Securitization
                Agency (TASC)                                       0.000  5   06/01/2021        03/15/2014 B            6,304,805
----------------------------------------------------------------------------------------------------------------------------------
     5,500,000  CA County Tobacco Securitization
                Agency (TASC)                                       0.000  5   06/01/2028        09/14/2018 B            4,621,925
----------------------------------------------------------------------------------------------------------------------------------
    13,095,000  CA County Tobacco Securitization
                Agency (TASC)                                       0.000  5   06/01/2036        12/01/2018 A           10,992,991
----------------------------------------------------------------------------------------------------------------------------------
     3,000,000  CA County Tobacco Securitization
                Agency (TASC)                                       0.000  5   06/01/2041        12/01/2018 A            2,518,440
----------------------------------------------------------------------------------------------------------------------------------
     3,125,000  CA County Tobacco Securitization
                Agency (TASC)                                       5.500      06/01/2033        06/01/2012 A            3,224,438
----------------------------------------------------------------------------------------------------------------------------------
     3,740,000  CA County Tobacco Securitization
                Agency (TASC)                                       5.750      06/01/2029        12/01/2012 B            3,904,897
----------------------------------------------------------------------------------------------------------------------------------
     1,175,000  CA County Tobacco Securitization
                Agency (TASC)                                       5.750      06/01/2030        06/04/2012 B            1,226,806
----------------------------------------------------------------------------------------------------------------------------------
     2,770,000  CA County Tobacco Securitization
                Agency (TASC)                                       5.875      06/01/2027        06/01/2012 A            2,909,109
----------------------------------------------------------------------------------------------------------------------------------
     2,505,000  CA County Tobacco Securitization
                Agency (TASC)                                       5.875      06/01/2043        06/01/2012 A            2,628,271
----------------------------------------------------------------------------------------------------------------------------------
     5,615,000  CA County Tobacco Securitization
                Agency (TASC)                                       6.000      06/01/2029        06/01/2012 A            5,945,667
----------------------------------------------------------------------------------------------------------------------------------
       135,000  CA County Tobacco Securitization
                Agency (TASC)                                       6.000      06/01/2042        06/01/2012 A              142,642
----------------------------------------------------------------------------------------------------------------------------------
   207,670,000  CA County Tobacco Securitization
                Agency (TASC)                                       6.176  3   06/01/2050        01/01/2026 C           14,443,449
----------------------------------------------------------------------------------------------------------------------------------
    18,985,000  CA Golden State Tobacco
                Securitization Corp.                                6.250      06/01/2033        09/11/2012 B           20,926,216
----------------------------------------------------------------------------------------------------------------------------------
       410,000  CA Golden State Tobacco
                Securitization Corp.                                6.625      06/01/2040        06/01/2013 A              460,959
----------------------------------------------------------------------------------------------------------------------------------
     4,940,000  CA Golden State Tobacco
                Securitization Corp.                                6.750      06/01/2039        06/01/2013 A            5,598,453

                  27 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$    3,450,000  CA Golden State Tobacco
                Securitization Corp. (TASC)                         7.800%     06/01/2042        06/01/2013 A       $    4,211,933
----------------------------------------------------------------------------------------------------------------------------------
     1,200,000  CA Golden State Tobacco
                Securitization Corp. (TASC)                         7.875      06/01/2042        06/01/2013 A            1,470,252
----------------------------------------------------------------------------------------------------------------------------------
       190,000  CA Golden State Tobacco
                Securitization Corp. (TASC)                         7.875      06/01/2042        06/01/2013 A              232,790
----------------------------------------------------------------------------------------------------------------------------------
     7,350,000  CA Golden State Tobacco
                Securitization Corp. (TASC)                         7.900      06/01/2042        06/01/2013 A            9,015,951
----------------------------------------------------------------------------------------------------------------------------------
     3,085,000  CA Statewide CDA (Fairfield
                Apartments)                                         6.500      01/01/2016        10/10/2011 C            3,085,648
----------------------------------------------------------------------------------------------------------------------------------
     3,000,000  Kern County, CA Hsg. Authority
                (Pioneer Pines)                                     6.150      10/20/2043        10/20/2012 A            3,311,520
----------------------------------------------------------------------------------------------------------------------------------
     3,575,000  Lake Elsinore, CA Public Financing
                Authority, Series F                                 7.100      09/01/2020        09/01/2007 A            3,740,237
----------------------------------------------------------------------------------------------------------------------------------
       150,000  Los Angeles, CA Regional Airports
                Improvement Corp. (Delta-
                Continental Airlines)                               9.250      08/01/2024        02/01/2007 A              150,320
----------------------------------------------------------------------------------------------------------------------------------
    10,675,000  Northern CA Tobacco Securitization
                Authority (TASC)                                    0.000 5    06/01/2027        06/12/2016 B           10,111,040
----------------------------------------------------------------------------------------------------------------------------------
    14,190,000  Northern CA Tobacco Securitization
                Authority (TASC)                                    4.750      06/01/2023        07/18/2011 B           14,400,863
----------------------------------------------------------------------------------------------------------------------------------
       500,000  Riverside County, CA Public
                Financing Authority COP                             5.750      05/15/2019        05/15/2009 A              519,430
----------------------------------------------------------------------------------------------------------------------------------
     2,000,000  San Francisco City & County, CA COP
                (San Bruno Jail) 1                                  5.250      10/01/2033        10/01/2008 A            2,092,180
----------------------------------------------------------------------------------------------------------------------------------
     2,000,000  San Marcos, CA Special Tax                          5.900      09/01/2028        03/01/2012 A            2,093,800
----------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Santa Rosa, CA Rancheria Tachi Yokut
                Tribe Enterprise                                    4.500      03/01/2011        04/08/2009 C            1,990,820
----------------------------------------------------------------------------------------------------------------------------------
     6,000,000  Santa Rosa, CA Rancheria Tachi Yokut
                Tribe Enterprise                                    6.125      03/01/2013        04/06/2011 C            6,432,960
                                                                                                                    --------------

                                                                                                                       169,701,342
----------------------------------------------------------------------------------------------------------------------------------
COLORADO--0.8%
     1,825,000  Adams County, CO Hsg. Authority
                (Aztec Villa Apartments)                            5.850      12/01/2027        12/01/2009 A            1,882,907
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Boulder County, CO Multifamily Hsg.
                (Legacy Apartments)                                 6.100      11/20/2025        11/20/2006 A               15,236
----------------------------------------------------------------------------------------------------------------------------------
        90,000  CO Health Facilities Authority (Northern
                Colorado Medical Center)                            6.000      05/15/2020        11/15/2006 A               95,624
----------------------------------------------------------------------------------------------------------------------------------
        40,000  CO Health Facilities Authority (Sisters of
                Charity Health Care Systems)                        5.250      05/15/2014        05/15/2007 A               40,045
----------------------------------------------------------------------------------------------------------------------------------
       780,000  CO Hsg. & Finance Authority (Single Family)         5.483 3    11/01/2029        05/01/2010 A              217,058
----------------------------------------------------------------------------------------------------------------------------------
       785,000  CO Hsg. & Finance Authority (Single Family)         5.900      08/01/2023        08/01/2008 B              815,733
----------------------------------------------------------------------------------------------------------------------------------
        20,000  CO Hsg. & Finance Authority (Single Family)         6.050      10/01/2016        04/01/2016 A               20,722
----------------------------------------------------------------------------------------------------------------------------------
       375,000  CO Hsg. & Finance Authority (Single Family)         6.450      04/01/2030        04/01/2009 A              379,939

                  28 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
COLORADO Continued
$    2,485,000  CO Hsg. & Finance Authority (Single Family)         6.800%     04/01/2030        11/01/2006 B       $    2,522,648
----------------------------------------------------------------------------------------------------------------------------------
        40,000  CO Hsg. & Finance Authority (Single Family)         7.450      10/01/2016        12/08/2007 B               41,138
----------------------------------------------------------------------------------------------------------------------------------
        10,000  CO Hsg. & Finance Authority (Single Family)         7.450      11/01/2027        11/01/2012 A               10,170
----------------------------------------------------------------------------------------------------------------------------------
         7,000  CO Hsg. & Finance Authority, Series A               7.400      11/01/2027        11/01/2006 B                7,122
----------------------------------------------------------------------------------------------------------------------------------
        25,000  CO Hsg. & Finance Authority, Series A-4             6.250      10/01/2013        10/01/2006 A               25,265
----------------------------------------------------------------------------------------------------------------------------------
       500,000  CO Hsg. & Finance Authority, Series B-2             6.400      10/01/2027        10/01/2006 A              511,470
----------------------------------------------------------------------------------------------------------------------------------
       125,000  CO Hsg. & Finance Authority, Series C-2             6.875      11/01/2028        03/01/2007 B              125,473
----------------------------------------------------------------------------------------------------------------------------------
       425,000  CO Hsg. & Finance Authority, Series D-2             6.350      11/01/2029        02/02/2007 B              428,902
----------------------------------------------------------------------------------------------------------------------------------
        10,000  CO Water Resources & Power
                Devel. Authority, Series A                          5.600      11/01/2017        11/01/2007 A               10,297
----------------------------------------------------------------------------------------------------------------------------------
        45,000  Colorado Springs, CO Airport                        5.250      01/01/2022        01/01/2007 A               45,144
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Colorado Springs, CO Airport                        5.500      01/01/2022        01/01/2007 A              100,370
----------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Denver, CO City & County Airport, Series A 2,9      6.000      11/15/2014        11/15/2010 B            2,161,770
----------------------------------------------------------------------------------------------------------------------------------
     3,000,000  Denver, CO City & County Airport, Series A 2,9      6.000      11/15/2015        11/15/2010 B            3,259,950
----------------------------------------------------------------------------------------------------------------------------------
     1,500,000  Denver, CO City & County Airport RITES              8.005 7    11/15/2016        11/15/2010 A            1,745,625
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Denver, CO City & County Airport RITES              8.005 7    11/15/2018        11/15/2010 A            1,158,200
----------------------------------------------------------------------------------------------------------------------------------
       510,000  Denver, CO Urban Renewal Authority                  9.125      09/01/2017        03/01/2007 A              517,390
----------------------------------------------------------------------------------------------------------------------------------
       500,000  Southlands, CO Medical District                     6.750      12/01/2016        12/01/2014 A              552,245
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Stonegate Village, CO Metropolitan District         5.500      12/01/2021        12/01/2006 A               10,129
                                                                                                                    --------------

                                                                                                                        16,700,572
----------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT--0.9%
        30,000  CT Airport (Bradley International Airport)          5.125      10/01/2026        04/01/2012 A               31,156
----------------------------------------------------------------------------------------------------------------------------------
        60,000  CT Devel. Authority (Bridgeport
                Hydraulic Company)                                  6.000      09/01/2036        03/01/2007 A               61,310
----------------------------------------------------------------------------------------------------------------------------------
       165,000  CT Devel. Authority (Bridgeport
                Hydraulic Company)                                  6.000      09/01/2036        03/01/2007 A              168,602
----------------------------------------------------------------------------------------------------------------------------------
       110,000  CT Devel. Authority (Bridgeport
                Hydraulic Company)                                  6.150      04/01/2035        04/01/2007 A              113,528
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  CT Devel. Authority (Mary Wade Home)                6.375      12/01/2018        12/01/2009 A            1,088,140
----------------------------------------------------------------------------------------------------------------------------------
     2,000,000  CT Devel. Authority Airport Facility (Learjet)      7.950      04/01/2026        10/01/2014 A            2,411,740
----------------------------------------------------------------------------------------------------------------------------------
       535,000  CT Devel. Authority Pollution Control
                (Connecticut Light & Power Company)                 5.850      09/01/2028        10/01/2008 A              559,760
----------------------------------------------------------------------------------------------------------------------------------
     3,335,000  CT Devel. Authority Pollution Control
                (Connecticut Light & Power Company)                 5.950      09/01/2028        10/01/2008 A            3,497,481
----------------------------------------------------------------------------------------------------------------------------------
        70,000  CT H&EFA (3030 Park Fairfield
                Health Center)                                      6.000      11/01/2015        11/01/2006 A               71,511
----------------------------------------------------------------------------------------------------------------------------------
        90,000  CT H&EFA (Bridgeport Hospital)                      5.375      07/01/2019        07/01/2008 A               91,906
----------------------------------------------------------------------------------------------------------------------------------
       100,000  CT H&EFA (Bridgeport Hospital)                      5.375      07/01/2025        01/01/2007 A              102,113
----------------------------------------------------------------------------------------------------------------------------------
        30,000  CT H&EFA (Bridgeport Hospital)                      6.625      07/01/2018        01/01/2007 A               30,076
----------------------------------------------------------------------------------------------------------------------------------
       160,000  CT H&EFA (DKH/CHHC/HNE
                Obligated Group)                                    5.375      07/01/2026        01/01/2007 A              163,381
----------------------------------------------------------------------------------------------------------------------------------
        30,000  CT H&EFA (Lawrence & Memorial Hospital)             5.000      07/01/2022        01/01/2007 A               30,024

                  29 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT Continued
$       45,000  CT H&EFA (Loomis Chaffee)                           5.500%     07/01/2026        01/01/2007 A       $       45,510
----------------------------------------------------------------------------------------------------------------------------------
     1,265,000  CT H&EFA (New Britain General
                Hospital), Series B                                 6.000      07/01/2024        01/01/2007 A            1,289,554
----------------------------------------------------------------------------------------------------------------------------------
        30,000  CT H&EFA (Pope John Paul II
                Center for Health)                                  6.250      11/01/2013        11/01/2006 A               30,059
----------------------------------------------------------------------------------------------------------------------------------
        80,000  CT HFA                                              5.100      11/15/2029        05/15/2013 A               82,190
----------------------------------------------------------------------------------------------------------------------------------
        55,000  CT HFA 1                                            6.000      11/15/2027        11/15/2008 A               56,174
----------------------------------------------------------------------------------------------------------------------------------
        95,000  CT HFA, Series G 1                                  5.950      11/15/2017        11/15/2008 A               97,034
----------------------------------------------------------------------------------------------------------------------------------
     1,560,000  CT Resource Recovery Authority
                (Browning-Ferris Industries)                        6.450      11/15/2022        11/15/2006 A            1,591,200
----------------------------------------------------------------------------------------------------------------------------------
       110,000  CT Special Obligaton Parking
                (Bradley International Airport Parking)             6.600      07/01/2024        07/01/2010 A              120,430
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Eastern CT Res Rec (Wheelabrator Lisbon)            5.300      01/01/2007        01/01/2007                 25,025
----------------------------------------------------------------------------------------------------------------------------------
        85,000  Eastern CT Res Rec (Wheelabrator Lisbon)            5.500      01/01/2014        01/01/2007 A               85,408
----------------------------------------------------------------------------------------------------------------------------------
     3,945,000  Eastern CT Res Rec (Wheelabrator Lisbon) 1          5.500      01/01/2020        01/01/2007 A            3,947,367
----------------------------------------------------------------------------------------------------------------------------------
       600,000  Mashantucket, CT Western Pequot
                Tribe, Series B                                     5.600      09/01/2009        09/01/2007 A              619,842
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Sprague, CT Environmental Improvement
                (International Paper Company)                       5.700      10/01/2021        10/01/2009 A            1,030,840
                                                                                                                    --------------

                                                                                                                        17,441,361
----------------------------------------------------------------------------------------------------------------------------------
DELAWARE--0.9%
        25,000  DE EDA (General Motors Corp.)                       5.600      04/01/2009        04/01/2009                 24,521
----------------------------------------------------------------------------------------------------------------------------------
       300,000  DE EDA (United Waterworks)                          6.200      06/01/2025        12/01/2006 A              303,576
----------------------------------------------------------------------------------------------------------------------------------
        20,000  DE Hsg. Authority (Multifamily Mtg.)                7.375      01/01/2015        09/11/2011 C               19,997
----------------------------------------------------------------------------------------------------------------------------------
        10,000  DE Hsg. Authority (Single Family Mtg.)              6.050      07/01/2028        07/01/2009 A               10,197
----------------------------------------------------------------------------------------------------------------------------------
    10,000,000  DE Hsg. Authority (Single Family Mtg.)              6.200      07/01/2037        06/15/2011 B           10,965,000
----------------------------------------------------------------------------------------------------------------------------------
     5,000,000  DE Hsg. Authority (Single Family Mtg.)              6.250      07/01/2037        08/24/2011 B            5,493,050
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Wilmington, DE GO                                   6.200      10/01/2016        10/01/2006 A               10,220
                                                                                                                    --------------

                                                                                                                        16,826,561
----------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--1.9%
       200,000  District of Columbia (James F. Oyster
                Elementary School)                                  6.450      11/01/2034        11/01/2010 A              217,402
----------------------------------------------------------------------------------------------------------------------------------
       310,000  District of Columbia HFA (Single Family),
                Series A                                            6.850      06/01/2031        06/28/2007 B              311,792
----------------------------------------------------------------------------------------------------------------------------------
        25,000  District of Columbia HFA (Single Family),
                Series B                                            5.900      12/01/2028        06/01/2009 A               25,433
----------------------------------------------------------------------------------------------------------------------------------
     1,895,000  District of Columbia Tobacco Settlement
                Financing Corp.                                     6.250      05/15/2024        11/15/2011 B            2,022,913
----------------------------------------------------------------------------------------------------------------------------------
       110,000  District of Columbia Tobacco Settlement
                Financing Corp.                                     6.500      05/15/2033        08/06/2019 C              129,415
----------------------------------------------------------------------------------------------------------------------------------
    11,205,000  District of Columbia Tobacco Settlement
                Financing Corp.                                     6.750      05/15/2040        05/15/2011 A           12,259,503

                  30 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA Continued
$  232,000,000  District of Columbia Tobacco Settlement
                Financing Corp. (TASC)                              6.250% 3   06/15/2046        06/15/2016 C       $   20,622,480
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Metropolitan Washington D.C. Airport
                Authority, Series A                                 5.250      10/01/2032        10/01/2012 A               20,975
----------------------------------------------------------------------------------------------------------------------------------
       110,000  Metropolitan Washington D.C. Airport
                Authority, Series B                                 5.500      10/01/2023        10/01/2009 A              112,350
                                                                                                                    --------------
                                                                                                                        35,722,263
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA--6.9%
        15,000  Baker County, FL Hospital Authority                 5.300      12/01/2023        12/01/2008 A               15,424
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Bay County, FL Water System                         6.250      09/01/2014        03/01/2007 A               25,052
----------------------------------------------------------------------------------------------------------------------------------
       950,000  Bonnet Creek, FL Resort Community Devel.
                District Special Assessment                         7.125      05/01/2012        01/10/2010 C            1,045,133
----------------------------------------------------------------------------------------------------------------------------------
     6,000,000  Brevard County, FL Health Facilities Authority
                (Holmes Regional Medical Center)                    5.600      10/01/2010        10/01/2006 A            6,068,460
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Brevard County, FL Health Facilities Authority
                (Holmes Regional Medical Center)                    5.625      10/01/2014        10/01/2006 A              101,140
----------------------------------------------------------------------------------------------------------------------------------
        35,000  Brevard County, FL Industrial Devel.
                (The Kroger Company)                                7.250      01/01/2009        01/01/2007 A               35,072
----------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Broward County, FL Airport Facilities (Learjet) 1   7.500      11/01/2020        11/01/2014 A            2,348,300
----------------------------------------------------------------------------------------------------------------------------------
        80,000  Broward County, FL Airport System                   5.250      10/01/2026        10/01/2012 A               83,855
----------------------------------------------------------------------------------------------------------------------------------
        75,000  Broward County, FL Airport System
                (Passenger Facility)                                5.250      10/01/2015        10/01/2008 A               77,578
----------------------------------------------------------------------------------------------------------------------------------
       445,000  Broward County, FL HFA                              5.400      10/01/2038        04/01/2016 A              455,226
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Broward County, FL HFA (Bridgewater
                Place Apartments)                                   5.500      04/01/2041        10/01/2011 A               25,618
----------------------------------------------------------------------------------------------------------------------------------
        40,000  Broward County, FL HFA (Pompano Oaks
                Apartments)                                         6.100      12/01/2038        06/01/2007 A               41,106
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Broward County, FL HFA Single Family Mtg.,
                Series A                                            6.200      04/01/2030        04/01/2009 A               15,391
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Broward County, FL Port Facilities                  5.000      09/01/2027        09/01/2009 A              101,707
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Charlotte County, FL Utilities                      5.625      10/01/2016        10/01/2006 A               25,541
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Charlotte County, FL Utilities                      5.625      10/01/2021        10/01/2006 A               25,541
----------------------------------------------------------------------------------------------------------------------------------
       560,000  Clay County, FL HFA (Single Family Mtg.)            5.450      04/01/2031        10/01/2007 B              569,856
----------------------------------------------------------------------------------------------------------------------------------
        95,000  Clay County, FL HFA (Single Family Mtg.)            6.550      03/01/2028        03/01/2007 A               97,118
----------------------------------------------------------------------------------------------------------------------------------
        30,000  Collier County, FL HFA (Whistlers Green
                Apartments)                                         5.400      12/01/2027        12/01/2011 A               30,628
----------------------------------------------------------------------------------------------------------------------------------
       775,000  Collier County, FL IDA (Allete)                     6.500      10/01/2025        01/01/2007 A              791,818
----------------------------------------------------------------------------------------------------------------------------------
     2,400,000  Concorde Estates, FL Community
                Devel. District                                     5.000      05/01/2011        05/01/2007 C            2,403,408
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Dade County, FL Aviation
                (Miami International Airport)                       5.125      10/01/2013        10/01/2007 A               25,652
----------------------------------------------------------------------------------------------------------------------------------
     2,530,000  Dade County, FL Aviation
                (Miami International Airport)                       5.750      10/01/2026        10/01/2008 A            2,584,269

                  31 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$    2,280,000  Dade County, FL Aviation, Series A                  5.750%     10/01/2011        10/01/2006 A       $    2,328,701
----------------------------------------------------------------------------------------------------------------------------------
        35,000  Dade County, FL Aviation, Series A                  5.750      10/01/2012        10/01/2006 A               35,748
----------------------------------------------------------------------------------------------------------------------------------
     5,450,000  Dade County, FL Aviation, Series A                  5.750      10/01/2015        10/01/2006 A            5,567,284
----------------------------------------------------------------------------------------------------------------------------------
       175,000  Dade County, FL Aviation, Series A                  5.750      10/01/2018        10/01/2006 A              178,754
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Dade County, FL Educational Facilities
                Authority (University of Miami)                     5.750      04/01/2020        10/01/2006 A               25,541
----------------------------------------------------------------------------------------------------------------------------------
        70,000  Dade County, FL Educational Facilities
                Authority (University of Miami)                     5.750      04/01/2020        10/01/2006 A               71,513
----------------------------------------------------------------------------------------------------------------------------------
       145,000  Dade County, FL GO (Seaport)                        5.125      10/01/2026        10/01/2007 A              148,031
----------------------------------------------------------------------------------------------------------------------------------
        30,000  Dade County, FL Health Facilities Authority
                (Baptist Hospital of Miami)                         5.250      05/15/2013        11/15/2006 A               30,034
----------------------------------------------------------------------------------------------------------------------------------
       120,000  Dade County, FL Health Facilities Authority
                (Baptist Hospital of Miami)                         5.250      05/15/2021        11/15/2006 A              120,125
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Dade County, FL Health Facilities Authority
                (Baptist Hospital of Miami)                         5.250      05/15/2021        05/15/2007 A               20,021
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Dade County, FL Res Rec                             5.500      10/01/2010        10/01/2006 A               51,056
----------------------------------------------------------------------------------------------------------------------------------
       105,000  Dade County, FL Res Rec                             5.500      10/01/2013        10/01/2006 A              107,204
----------------------------------------------------------------------------------------------------------------------------------
        70,000  Dade County, FL Seaport                             5.500      10/01/2026        10/01/2006 A               71,494
----------------------------------------------------------------------------------------------------------------------------------
     1,440,000  Dade County, FL Seaport                             5.750      10/01/2015        10/01/2006 A            1,456,733
----------------------------------------------------------------------------------------------------------------------------------
         5,000  Duval County, FL HFA (Single Family Mtg.)           5.950      04/01/2030        04/01/2009 A                5,127
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  East Homestead, FL Community
                Devel. District                                     5.000      05/01/2011        04/01/2008 C            1,007,900
----------------------------------------------------------------------------------------------------------------------------------
       155,000  Edgewater, FL Water & Sewer                         5.500      10/01/2021        10/01/2006 A              155,226
----------------------------------------------------------------------------------------------------------------------------------
       115,000  Escambia County, FL Health Facilities
                Authority (Baptist Manor)                           5.125      10/01/2019        10/01/2010 A              117,582
----------------------------------------------------------------------------------------------------------------------------------
     7,140,000  Escambia County, FL Health Facilities
                Authority 2,9                                       5.950      07/01/2020         07/01/2020             7,477,472
----------------------------------------------------------------------------------------------------------------------------------
         5,000  Escambia County, FL HFA (Multi-County)              6.400      10/01/2030        04/01/2010 A                5,060
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Escambia County, FL HFA (Multi-County),
                Series A                                            6.100      04/01/2030        04/01/2007 A               10,260
----------------------------------------------------------------------------------------------------------------------------------
        45,000  Escambia County, FL HFA (Multi-County),
                Series C                                            5.875      10/01/2028        10/01/2008 A               45,935
----------------------------------------------------------------------------------------------------------------------------------
       645,000  Escambia County, FL Pollution Control
                (Champion International Corp.)                      5.875      06/01/2022        12/01/2006 A              645,445
----------------------------------------------------------------------------------------------------------------------------------
     3,270,000  Escambia County, FL Pollution Control
                (Champion International Corp.) 1                    6.400      09/01/2030        09/01/2008 A            3,338,278
----------------------------------------------------------------------------------------------------------------------------------
         5,000  Escambia County, FL School Board COP                5.500      02/01/2016        02/01/2007 A                5,107
----------------------------------------------------------------------------------------------------------------------------------
     2,280,000  Fiddlers Creek, FL Community Devel. District        5.800      05/01/2021        05/01/2010 A            2,301,569
----------------------------------------------------------------------------------------------------------------------------------
     1,045,000  Fiddlers Creek, FL Community Devel. District        5.875      05/01/2021        05/01/2009 A            1,095,359
----------------------------------------------------------------------------------------------------------------------------------
        25,000  FL Agriculture & Mechanical University
                (Student Apartment Facility)                        5.625      07/01/2021        01/01/2007 A               25,289
----------------------------------------------------------------------------------------------------------------------------------
       135,000  FL Agriculture & Mechanical University
                (Student Apartment Facility)                        5.625      07/01/2025        01/01/2007 A              136,548

                  32 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$       25,000  FL Agriculture & Mechanical University
                (Student Apartment Facility)                        6.500%     07/01/2023        01/01/2007 A       $       25,137
----------------------------------------------------------------------------------------------------------------------------------
     4,465,000  FL Gateway Services Community Devel.
                District Special Assessment (Sun City Center)       5.500      05/01/2010        02/15/2007 C            4,493,174
----------------------------------------------------------------------------------------------------------------------------------
        20,000  FL GO (Jefferson County Road)                       5.900      05/01/2010        05/01/2007 A               20,037
----------------------------------------------------------------------------------------------------------------------------------
       125,000  FL HFA                                              6.300      09/01/2036        03/01/2007 A              127,611
----------------------------------------------------------------------------------------------------------------------------------
        30,000  FL HFA                                              6.350      07/01/2028        01/01/2009 A               30,343
----------------------------------------------------------------------------------------------------------------------------------
        30,000  FL HFA 1                                            6.350      07/01/2028        01/01/2007 A               30,710
----------------------------------------------------------------------------------------------------------------------------------
        15,000  FL HFA (Aloma Bend)                                 5.350      12/01/2027        12/01/2007 A               15,510
----------------------------------------------------------------------------------------------------------------------------------
        25,000  FL HFA (Driftwood Terrace)                          7.650      12/20/2031        12/20/2006 A               25,817
----------------------------------------------------------------------------------------------------------------------------------
        40,000  FL HFA (Holly Cove Apartments)                      6.250      10/01/2035        10/01/2007 A               40,436
----------------------------------------------------------------------------------------------------------------------------------
        25,000  FL HFA (Indian Run Apartments) 1                    6.100      12/01/2026        12/01/2008 A               25,546
----------------------------------------------------------------------------------------------------------------------------------
        15,000  FL HFA (Landings at Sea Forest)                     5.850      12/01/2018        12/01/2008 A               15,324
----------------------------------------------------------------------------------------------------------------------------------
        25,000  FL HFA (Landings at Sea Forest)                     6.050      12/01/2036        12/01/2007 A               25,538
----------------------------------------------------------------------------------------------------------------------------------
        25,000  FL HFA (Landings Boot Ranch)                        5.875      11/01/2015        11/01/2006 A               25,452
----------------------------------------------------------------------------------------------------------------------------------
       205,000  FL HFA (Landings Boot Ranch)                        6.100      11/01/2035        11/01/2006 A              209,680
----------------------------------------------------------------------------------------------------------------------------------
         5,000  FL HFA (Mariner Club Apartments), Series K-1        6.375      09/01/2036        03/01/2007 A                5,147
----------------------------------------------------------------------------------------------------------------------------------
       100,000  FL HFA (Reserve at Kanpaha)                         5.500      07/01/2020        07/01/2007 A              102,681
----------------------------------------------------------------------------------------------------------------------------------
        60,000  FL HFA (Reserve at North Shore)                     5.500      11/01/2020        05/01/2009 A               61,338
----------------------------------------------------------------------------------------------------------------------------------
        25,000  FL HFA (Reserve at North Shore)                     5.600      11/01/2027        05/01/2009 A               25,499
----------------------------------------------------------------------------------------------------------------------------------
        80,000  FL HFA (Riverfront Apartments)                      6.200      04/01/2027        04/01/2007 A               82,136
----------------------------------------------------------------------------------------------------------------------------------
        15,000  FL HFA (Sarah's Place Apartments)                   5.250      05/01/2022        05/01/2010 A               15,326
----------------------------------------------------------------------------------------------------------------------------------
         5,000  FL HFA (Stoddert Arms Apartments)                   5.900      09/01/2010        03/01/2007 A                5,105
----------------------------------------------------------------------------------------------------------------------------------
        75,000  FL HFA (Stoddert Arms Apartments) 1                 6.300      09/01/2036        03/01/2007 A               76,568
----------------------------------------------------------------------------------------------------------------------------------
        15,000  FL HFA (Villas of Capri)                            6.100      04/01/2017        10/01/2006 A               15,313
----------------------------------------------------------------------------------------------------------------------------------
        15,000  FL HFA (Willow Lake Apartments)                     5.400      01/01/2032        01/01/2008 A               15,308
----------------------------------------------------------------------------------------------------------------------------------
        15,000  FL HFA (Windchase Apartments), Series C             5.900      12/01/2027        06/01/2009 A               15,396
----------------------------------------------------------------------------------------------------------------------------------
       195,000  FL HFA (Worthington Apartments)                     6.050      12/01/2025        12/01/2007 A              197,703
----------------------------------------------------------------------------------------------------------------------------------
        15,000  FL HFA (Worthington Apartments)                     6.200      12/01/2035        12/01/2006 A               15,233
----------------------------------------------------------------------------------------------------------------------------------
        45,000  FL HFA, Series 3 1                                  6.200      07/01/2016        01/01/2009 A               46,017
----------------------------------------------------------------------------------------------------------------------------------
        20,000  FL HFA, Series 3 1                                  6.300      07/01/2024        01/01/2007 A               21,256
----------------------------------------------------------------------------------------------------------------------------------
        25,000  FL HFA, Series A                                    6.400      06/01/2024        12/01/2006 A               25,546
----------------------------------------------------------------------------------------------------------------------------------
       190,000  FL HFC                                              5.440 3    07/01/2030        01/01/2011 A               52,220
----------------------------------------------------------------------------------------------------------------------------------
        20,000  FL HFC                                              5.900      07/01/2021        07/01/2009 A               20,097
----------------------------------------------------------------------------------------------------------------------------------
        10,000  FL HFC                                              5.950      01/01/2032        01/01/2010 A               10,354
----------------------------------------------------------------------------------------------------------------------------------
        20,000  FL HFC (Ashton Lake Apartments)                     5.875      01/01/2041        01/01/2011 A               20,808
----------------------------------------------------------------------------------------------------------------------------------
       430,000  FL HFC (Bernwood Trace Associates)                  5.832 3    12/01/2029        12/01/2011 A              111,619
----------------------------------------------------------------------------------------------------------------------------------
        50,000  FL HFC (Grande Court Boggy Creek)                   5.000      09/01/2021        09/01/2012 A               51,272
----------------------------------------------------------------------------------------------------------------------------------
        15,000  FL HFC (Hampton Court Apartments)                   5.600      03/01/2032        03/01/2009 A               15,435
----------------------------------------------------------------------------------------------------------------------------------
        35,000  FL HFC (Homeowner Mtg.)                             5.350      01/01/2021        01/01/2008 B               35,671
----------------------------------------------------------------------------------------------------------------------------------
       270,000  FL HFC (Homeowner Mtg.)                             5.580 3    01/01/2029        06/01/2009 A               78,902

                  33 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$       35,000  FL HFC (Homeowner Mtg.)                             5.750%     07/01/2017        07/01/2009 A       $       35,155
----------------------------------------------------------------------------------------------------------------------------------
    10,000,000  FL HFC (Homeowner Mtg.)                             5.750      01/01/2037        01/01/2016 A           10,756,600
----------------------------------------------------------------------------------------------------------------------------------
        10,000  FL HFC (Homeowner Mtg.)                             5.900      07/01/2029        07/01/2009 A               10,151
----------------------------------------------------------------------------------------------------------------------------------
       100,000  FL HFC (Logan Heights Apartments)                   5.850      10/01/2033        10/01/2011 A              104,068
----------------------------------------------------------------------------------------------------------------------------------
       100,000  FL HFC (Logan Heights Apartments)                   6.000      10/01/2039        10/01/2009 A              106,290
----------------------------------------------------------------------------------------------------------------------------------
        25,000  FL HFC (Marina Bay Apartments)                      5.750      08/01/2033        02/01/2011 A               25,805
----------------------------------------------------------------------------------------------------------------------------------
        20,000  FL HFC (Peacock Run Apartments)                     5.400      08/01/2042        08/01/2012 A               20,572
----------------------------------------------------------------------------------------------------------------------------------
        50,000  FL HFC (Raceway Pointe Partners)                    5.750      09/01/2027        09/01/2011 A               52,366
----------------------------------------------------------------------------------------------------------------------------------
     5,780,000  FL HFC (Raintree Apartments)                        6.050      03/01/2042        09/01/2010 A            6,211,072
----------------------------------------------------------------------------------------------------------------------------------
        15,000  FL HFC (River Trace Senior Apartments)              5.700      07/01/2035        01/01/2011 A               15,448
----------------------------------------------------------------------------------------------------------------------------------
        15,000  FL HFC (Seminole Ridge Apartments)                  6.000      10/01/2029        10/01/2009 A               15,799
----------------------------------------------------------------------------------------------------------------------------------
        45,000  FL HFC (Waverly Apartments)                         6.200      07/01/2035        07/01/2010 A               47,863
----------------------------------------------------------------------------------------------------------------------------------
        30,000  FL HFC (Winterlakes Sanctuary), Series H-1          6.000      09/01/2032        09/01/2011 A               31,387
----------------------------------------------------------------------------------------------------------------------------------
        15,000  FL HFC (Woodridge Apartments)                       6.000      10/01/2039        10/01/2009 A               15,753
----------------------------------------------------------------------------------------------------------------------------------
        95,000  FL Ports Financing Commission                       5.375      06/01/2016        06/01/2007 A               97,770
----------------------------------------------------------------------------------------------------------------------------------
     1,575,000  FL Ports Financing Commission                       5.375      06/01/2027        06/01/2007 A            1,604,736
----------------------------------------------------------------------------------------------------------------------------------
        20,000  FL Ports Financing Commission                       5.500      10/01/2023        10/01/2009 A               21,047
----------------------------------------------------------------------------------------------------------------------------------
       100,000  FL Ports Financing Commission                       5.500      10/01/2029        10/01/2009 A              105,235
----------------------------------------------------------------------------------------------------------------------------------
        25,000  FL State Division of Bond Finance
                (Dept. of Environmental Protection)                 5.375      07/01/2010        01/01/2007 A               25,036
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Greater Orlando, FL Aviation Authority              5.125      10/01/2015        10/01/2009 A               20,406
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Greater Orlando, FL Aviation Authority              5.125      10/01/2028        10/01/2010 A              102,521
----------------------------------------------------------------------------------------------------------------------------------
       270,000  Greater Orlando, FL Aviation Authority              5.250      10/01/2023        10/01/2007 A              275,451
----------------------------------------------------------------------------------------------------------------------------------
         5,000  Highlands County, FL Health Facilities
                Authority (AHS-GA/AHS-Sunbelt/CV&OCC/
                Fletcher/FH-Waterman Obligated Group)               5.250      11/15/2020        11/15/2008 A                5,145
----------------------------------------------------------------------------------------------------------------------------------
     3,270,000  Highlands, FL Community Devel. District
                Special Assessment, Series B                        5.000      05/01/2011        05/01/2008 C            3,286,742
----------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Hillsborough County, FL IDA
                (National Gypsum Company)                           7.125      04/01/2030        10/01/2010 A            2,203,260
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Hillsborough County, FL IDA
                (University Community Hospital)                     5.625      08/15/2023        08/15/2010 A            1,045,960
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Jacksonville, FL EDC (Met Packaging Solutions)      5.500      10/01/2030        10/01/2015 A            1,068,410
----------------------------------------------------------------------------------------------------------------------------------
     5,555,000  Jacksonville, FL EDC (Met Packaging Solutions)      5.875      06/01/2025        06/01/2016 A            6,145,996
----------------------------------------------------------------------------------------------------------------------------------
     2,910,000  Jacksonville, FL EDC (Met Packaging Solutions)      5.875      06/01/2031        06/01/2016 A            3,207,577
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Jacksonville, FL Electric Authority                 5.000      10/01/2023        10/01/2008 A               10,177
----------------------------------------------------------------------------------------------------------------------------------
        60,000  Jacksonville, FL Electric Authority
                (Water & Sewer)                                     5.300      10/01/2029        10/01/2006 A               60,052
----------------------------------------------------------------------------------------------------------------------------------
        85,000  Jacksonville, FL Electric Authority
                (Water & Sewer)                                     5.400      10/01/2020        10/01/2006 A               85,964
----------------------------------------------------------------------------------------------------------------------------------
       420,000  Jacksonville, FL Health Facilities Authority
                (DCHSA/SAH/SVH Obligated Group)                     5.125      08/15/2027        08/15/2007 A              428,513

                  34 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$      390,000  Jacksonville, FL Pollution Control
                (Anheuser-Busch Companies)                          5.700%     08/01/2031        02/01/2007 A       $      394,364
----------------------------------------------------------------------------------------------------------------------------------
       180,000  Jacksonville, FL Port Authority                     5.625      11/01/2018        11/01/2008 A              183,856
----------------------------------------------------------------------------------------------------------------------------------
        70,000  Jacksonville, FL Port Authority                     5.625      11/01/2026        11/01/2010 A               74,154
----------------------------------------------------------------------------------------------------------------------------------
       120,000  Jacksonville, FL Sewage & Solid Waste
                Disposal (Anheuser-Busch Companies)                 5.875      02/01/2036        02/01/2007 A              121,948
----------------------------------------------------------------------------------------------------------------------------------
       940,000  Jacksonville, FL Water & Sewage
                (United Waterworks)                                 6.350      08/01/2025        02/01/2007 A              951,355
----------------------------------------------------------------------------------------------------------------------------------
       500,000  Lake Mary, FL Public Improvement                    5.250      09/01/2015        03/01/2007 A              509,230
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Lakeland, FL Hospital System
                (Lakeland Regional Medical Center)                  5.250      11/15/2016        11/15/2006 A               25,537
----------------------------------------------------------------------------------------------------------------------------------
        40,000  Lakeland, FL Hospital System
                (Lakeland Regional Medical Center)                  5.250      11/15/2025        11/15/2006 A               40,864
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Lakeland, FL Light & Water                          5.750      10/01/2019        10/01/2006 A               27,207
----------------------------------------------------------------------------------------------------------------------------------
       720,000  Lee County, FL HFA (Single Family Mtg.)             6.450      03/01/2031        03/01/2017 B              728,057
----------------------------------------------------------------------------------------------------------------------------------
       735,000  Lee County, FL HFA (Single Family Mtg.)             7.100      03/01/2034        03/01/2007 B              747,598
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Lee County, FL IDA (Bonita Springs Utilities)       5.650      11/01/2009        11/01/2006 A               50,572
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Lee County, FL IDA (Bonita Springs Utilities)       6.050      11/01/2015        11/01/2006 A               25,295
----------------------------------------------------------------------------------------------------------------------------------
       125,000  Lee County, FL IDA (Bonita Springs Utilities)       6.050      11/01/2020        11/01/2006 A              126,473
----------------------------------------------------------------------------------------------------------------------------------
        60,000  Lee County, FL Passenger Facility                   5.000      10/01/2018        10/01/2007 A               60,338
----------------------------------------------------------------------------------------------------------------------------------
        90,000  Macclenny, FL Capital Improvement                   5.500      01/01/2026        01/01/2007 A               91,920
----------------------------------------------------------------------------------------------------------------------------------
     2,180,000  Manatee County, FL HFA (Single Family Mtg.)         5.400      03/01/2035        08/15/2008 B            2,212,460
----------------------------------------------------------------------------------------------------------------------------------
        35,000  Manatee County, FL HFA (Single Family Mtg.)         5.500      03/01/2035        09/01/2013 A               35,885
----------------------------------------------------------------------------------------------------------------------------------
         5,000  Manatee County, FL HFA, Series A                    9.125      06/01/2016        12/01/2006 A                5,017
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Manatee County, FL Port Authority                   5.400      10/01/2013        10/01/2006 A               25,025
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Martin County, FL Health Facilities
                (Martin Memorial Medical Center)                    5.375      11/15/2024        11/15/2007 A               25,883
----------------------------------------------------------------------------------------------------------------------------------
    10,125,000  Martin County, FL IDA (Indiantown
                Cogeneration)                                       7.875      12/15/2025        12/15/2006 A           10,139,175
----------------------------------------------------------------------------------------------------------------------------------
        70,000  Miami, FL Community Redevel.
                (Southeast Overtown/Park West)                      8.500      10/01/2015        10/01/2006 A               70,237
----------------------------------------------------------------------------------------------------------------------------------
     3,500,000  Miami, FL Health Facilities Authority
                (Mercy Hospital) IRS                                6.570 7    08/15/2015        02/15/2007 A            3,507,490
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Miami-Dade County, FL Aviation                      5.250      10/01/2017        10/01/2008 A               51,523
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Miami-Dade County, FL HFA
                (Country Club Villas Apartments)                    6.000      10/01/2015        04/01/2011 A               15,395
----------------------------------------------------------------------------------------------------------------------------------
     1,500,000  Miami-Dade County, FL HFA
                (Homeownership Mtg.)                                5.450      10/01/2038        04/01/2016 A            1,533,255
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Miami-Dade County, FL Special Obligation,
                Series B                                            5.426 3    10/01/2031        04/01/2008 A                5,233
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Monterra, FL Community Devel. District
                Special Assessment                                  5.000      11/01/2010        11/01/2010              1,006,530

                  35 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$       70,000  Naples, FL Hospital Revenue
                (Naples Community Hospital)                         5.500%     10/01/2026        10/01/2006 A       $       71,485
----------------------------------------------------------------------------------------------------------------------------------
        10,000  North Broward, FL Hospital District                 5.375      01/15/2024        01/15/2007 A               10,153
----------------------------------------------------------------------------------------------------------------------------------
       105,000  North Broward, FL Hospital District                 5.375      01/15/2024        01/15/2007 A              106,478
----------------------------------------------------------------------------------------------------------------------------------
       280,000  North Broward, FL Hospital District                 5.750      01/15/2027        01/15/2007 A              284,281
----------------------------------------------------------------------------------------------------------------------------------
        40,000  North Palm Beach Heights, FL Water
                Control District, Series A                          6.500      10/01/2012        10/01/2006 A               40,093
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Oakland Park, FL Utilities System                   5.250      09/01/2014        03/01/2007 A               25,031
----------------------------------------------------------------------------------------------------------------------------------
       405,000  Oakland, FL Charter School                          6.950      12/01/2015        05/01/2011 C              433,739
----------------------------------------------------------------------------------------------------------------------------------
        40,000  Ocala, FL Capital Improvements COP                  5.375      10/01/2022        10/01/2006 A               40,450
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Okaloosa County, FL Airport                         5.500      10/01/2023        10/01/2013 A               26,496
----------------------------------------------------------------------------------------------------------------------------------
     2,015,000  Okaloosa County, FL Airport                         6.000      10/01/2030        10/01/2013 A            2,205,659
----------------------------------------------------------------------------------------------------------------------------------
        95,000  Orange County, FL HFA                               5.150      03/01/2022        09/01/2009 A               95,177
----------------------------------------------------------------------------------------------------------------------------------
     2,710,000  Orange County, FL HFA                               5.650      09/01/2034        12/01/2008 B            2,807,072
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Orange County, FL HFA                               5.700      09/01/2026        09/01/2010 A               20,629
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Orange County, FL HFA                               5.750      03/01/2030        09/02/2010 A               25,648
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Orange County, FL HFA                               5.800      09/01/2017        09/01/2009 A               20,176
----------------------------------------------------------------------------------------------------------------------------------
        40,000  Orange County, FL HFA (Loma Vista)                  5.400      09/01/2019        03/01/2011 A               41,303
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Orange County, FL HFA (Loma Vista)                  5.500      03/01/2032        03/01/2009 A              102,855
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Orange County, FL HFA (Single Family Mtg.)          5.875      03/01/2028        09/01/2007 A               15,210
----------------------------------------------------------------------------------------------------------------------------------
        30,000  Orange County, FL HFA (Single Family Mtg.)          5.950      03/01/2028        03/01/2007 A               30,737
----------------------------------------------------------------------------------------------------------------------------------
       515,000  Palm Beach County, FL Health Facilities
                Authority (Adult Community Services)                5.625      11/15/2020        11/15/2008 A              526,098
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Palm Beach County, FL Health Facilities
                Authority (Jupiter Medical Center)                  5.250      08/01/2018        02/01/2007 A               50,058
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Palm Beach County, FL Health Facilities
                Authority (Jupiter Medical Center)                  5.250      08/01/2023        02/01/2007 A               25,026
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Palm Beach County, FL Health Facilities
                Authority (Life Care Retirement
                Communities)                                        5.500      10/01/2011        10/01/2006 A               25,024
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Palm Beach County, FL HFA
                (Golden Lake Hsg. Assoc.)                           6.100      08/01/2029        02/01/2007 A               10,079
----------------------------------------------------------------------------------------------------------------------------------
        35,000  Palm Beach County, FL Industrial Devel.
                (Regents Park Boca Raton)                           5.700      02/01/2024        02/01/2007 A               35,053
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Palm Beach, FL HFA (Chelsea Commons)                5.800      12/01/2017        12/01/2006 A               25,300
----------------------------------------------------------------------------------------------------------------------------------
     1,500,000  Palm Glades, FL Community Devel. District           4.850      05/01/2011        05/01/2008 C            1,502,790
----------------------------------------------------------------------------------------------------------------------------------
       250,000  Pasco County, FL HFA (Pasco Woods)                  5.800      08/01/2029        02/01/2009 A              255,848
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Pasco County, FL Solid Waste Disposal
                & Res Rec                                           5.375      04/01/2012        04/01/2008 A               25,397
----------------------------------------------------------------------------------------------------------------------------------
        45,000  Pasco County, FL Solid Waste Disposal
                & Res Rec                                           6.000      04/01/2011        10/01/2006 A               45,086
----------------------------------------------------------------------------------------------------------------------------------
        45,000  Pasco County, FL Solid Waste Disposal
                & Res Rec                                           6.000      04/01/2011        04/01/2007 A               45,086

                  36 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$      665,000  Pinellas County, FL HFA                             5.500%     03/01/2036        03/18/2008 B       $      690,470
----------------------------------------------------------------------------------------------------------------------------------
     4,390,000  Pinellas County, FL HFA (Oaks of Clearwater) 1      6.375      06/01/2019        11/09/2013 B            4,784,178
----------------------------------------------------------------------------------------------------------------------------------
       460,000  Pinellas County, FL HFA (Single Family Hsg.)        5.450      09/01/2034        03/01/2008 B              473,699
----------------------------------------------------------------------------------------------------------------------------------
        35,000  Pinellas County, FL HFA (Single Family Hsg.)        5.300      09/01/2030        03/15/2007 B               35,173
----------------------------------------------------------------------------------------------------------------------------------
        40,000  Pinellas County, FL HFA (Single Family Hsg.)        5.600      09/01/2025        09/01/2007 B               40,926
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Pinellas County, FL HFA (Single Family Hsg.)        6.000      09/01/2018        03/01/2007 A               10,082
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Pinellas County, FL HFA (Single Family Hsg.)        6.300      03/01/2029        09/01/2009 A               10,258
----------------------------------------------------------------------------------------------------------------------------------
        70,000  Pinellas County, FL HFA, Series A                   6.000      04/01/2029        04/01/2008 A               71,252
----------------------------------------------------------------------------------------------------------------------------------
        30,000  Pinellas County, FL HFA, Series B                   6.200      09/01/2034        09/01/2012 A               31,075
----------------------------------------------------------------------------------------------------------------------------------
       475,000  Polk County, FL IDA Solid Waste Disposal
                (Tampa Electric Company)                            5.850      12/01/2030        12/01/2008 A              486,077
----------------------------------------------------------------------------------------------------------------------------------
       840,000  Polk County, FL IDA Solid Waste Disposal
                (Tampa Electric Company)                            5.850      12/01/2030        12/01/2008 A              857,875
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Port Palm, FL Beach District                        5.400      09/01/2018        03/01/2007 A               20,221
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Port Palm, FL Beach District                        5.500      09/01/2024        09/01/2009 A               21,024
----------------------------------------------------------------------------------------------------------------------------------
       125,000  Riverwood, FL Community Devel. District
                (Sewer System)                                      7.750      10/01/2014        10/01/2006 A              127,256
----------------------------------------------------------------------------------------------------------------------------------
     3,145,000  Riverwood, FL Community Devel. District,
                Series A                                            8.500      05/01/2014        11/01/2006 A            3,209,693
----------------------------------------------------------------------------------------------------------------------------------
       285,000  Santa Rosa Bay, FL Bridge Authority                 6.250      07/01/2028        01/01/2007 A              291,122
----------------------------------------------------------------------------------------------------------------------------------
        50,000  St. Petersburg Beach, FL GO                         5.250      10/01/2013        10/01/2007 A               50,063
----------------------------------------------------------------------------------------------------------------------------------
        35,000  Tallahassee, FL Health Facilities (Tallahassee
                Memorial Medical Center)                            6.000      12/01/2015        12/01/2006 A               35,060
----------------------------------------------------------------------------------------------------------------------------------
     1,855,000  Village, FL Community Devel. District               7.625      05/01/2017        05/01/2008 A            1,879,115
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Volusia County, FL Educational Facility
                Authority (Stetson University)                      5.500      06/01/2022        12/01/2006 A               25,533
----------------------------------------------------------------------------------------------------------------------------------
        90,000  Volusia County, FL Health Facilities Authority      5.500      11/15/2026        11/15/2006 A               90,177
----------------------------------------------------------------------------------------------------------------------------------
       280,000  Volusia County, FL Health Facilities Authority
                (John Knox Village of Florida)                      6.000      06/01/2017        12/01/2006 A              286,101
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Waterford Estates, FL Community Devel.
                District Special Assessment                         5.125      05/01/2013        05/15/2009 C            1,007,730
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Wilton Manors, FL Water & Sewage                    5.500      10/01/2012        10/01/2006 A               25,118
                                                                                                                    --------------

                                                                                                                       133,382,552
----------------------------------------------------------------------------------------------------------------------------------
GEORGIA--1.7%
        45,000  Acworth, GA Hsg. Authority
                (Wingate Falls Apartments)                          6.125      03/01/2017        03/01/2007 A               46,152
----------------------------------------------------------------------------------------------------------------------------------
       155,000  Albany-Dougherty, GA Payroll Devel.
                Authority (Proctor & Gamble Company)                5.300      05/15/2026        05/15/2008 A              158,413
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Atlanta, GA Airport                                 5.625      01/01/2025        01/01/2010 A               21,085
----------------------------------------------------------------------------------------------------------------------------------
       260,000  Atlanta, GA Airport                                 5.625      01/01/2030        01/01/2010 A              274,108
----------------------------------------------------------------------------------------------------------------------------------
     2,045,000  Atlanta, GA Devel. Authority Student Hsg.
                (ADA/CAU Partners) 1                                6.000      07/01/2036        07/01/2016 A            2,270,625

                  37 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
GEORGIA Continued
$       20,000  Atlanta, GA Devel. Authority Student Hsg.
                (ADA/CAU Partners)                                  6.250%     07/01/2036        07/01/2014 A       $       22,672
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Atlanta, GA Hsg. Authority
                (Village at Castleberry)                            5.300      02/20/2029        02/20/2011 A               20,533
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Atlanta, GA Solid Waste Management
                Authority (Landfill Closure)                        5.250      12/01/2021        12/01/2006 A               20,041
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Atlanta, GA Tax Allocation (Eastside)               5.625      01/01/2016        03/27/2012 C            1,032,340
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Atlanta, GA Urban Residential Finance
                Authority (Fulton Cotton Mill)                      6.125      05/20/2027        05/20/2007 A               25,697
----------------------------------------------------------------------------------------------------------------------------------
        90,000  Atlanta, GA Urban Residential Finance
                Authority (Morehouse College)                       5.750      12/01/2014        12/01/2006 A               91,941
----------------------------------------------------------------------------------------------------------------------------------
       750,000  Burke County, GA Devel. Authority
                (Georgia Power Company)                             5.450      05/01/2034        11/01/2006 A              750,870
----------------------------------------------------------------------------------------------------------------------------------
       730,000  Burke County, GA Devel. Authority
                (Georgia Power Company)                             5.450      05/01/2034        11/01/2006 A              730,453
----------------------------------------------------------------------------------------------------------------------------------
       115,000  Chatham County, GA Hospital Authority
                (Memorial Medical Center-Savannah)                  5.500      01/01/2021        01/01/2007 A              117,734
----------------------------------------------------------------------------------------------------------------------------------
       125,000  Chatham County, GA Hospital Authority
                (Memorial Medical Center-Savannah)                  5.700      01/01/2019        01/01/2007 A              128,054
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Cobb County, GA Hsg. Authority
                (Garrison Plantation)                               5.750      07/01/2014        01/01/2007 A               10,015
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Colquitt County, GA Hospital Authority
                Anticipation Certificates                           5.500      03/01/2016        03/01/2007 A               15,259
----------------------------------------------------------------------------------------------------------------------------------
        35,000  Dalton, GA Devel. Authority (Hamilton
                Health Care System/Hamilton Medical
                Center Obligated Group)                             5.250      08/15/2026        02/15/2007 A               35,857
----------------------------------------------------------------------------------------------------------------------------------
     9,500,000  East Point, GA (Camp Creek), Series B               8.000      02/01/2026        08/01/2012 A           10,877,785
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Floyd County, GA Devel. Authority
                (Temple-Inland)                                     5.700      12/01/2015        12/01/2013 A            1,051,580
----------------------------------------------------------------------------------------------------------------------------------
        35,000  Fulton County, GA Devel. Authority (CAU)            5.375      01/01/2020        01/01/2007 A               35,700
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Fulton County, GA Devel. Authority
                (Cauley Creek Water)                                5.250      02/01/2021        02/01/2011 A               20,876
----------------------------------------------------------------------------------------------------------------------------------
        30,000  Fulton County, GA Hospital Authority
                (Northside Hospital)                                5.375      10/01/2012        10/01/2006 A               30,038
----------------------------------------------------------------------------------------------------------------------------------
        20,000  GA HFA (Lake Vista Apartments)                      5.950      01/01/2027        01/01/2008 A               20,463
----------------------------------------------------------------------------------------------------------------------------------
        40,000  GA HFA (Single Family Mtg.)                         5.550      12/01/2026        06/01/2008 A               40,385
----------------------------------------------------------------------------------------------------------------------------------
         5,000  GA HFA (Single Family Mtg.)                         5.750      12/01/2031        03/01/2009 B                5,176
----------------------------------------------------------------------------------------------------------------------------------
        60,000  GA Hsg. & Finance Authority
                (Single Family Mtg.)                                5.500      12/01/2032        12/01/2011 A               62,163
----------------------------------------------------------------------------------------------------------------------------------
        45,000  GA Hsg. & Finance Authority
                (Single Family Mtg.)                                5.750      12/01/2016        06/01/2009 B               46,204
----------------------------------------------------------------------------------------------------------------------------------
        90,000  GA Municipal Electric Authority, Series A           5.375      01/01/2019        01/01/2007 A               91,238
----------------------------------------------------------------------------------------------------------------------------------
        55,000  GA Municipal Gas Authority (Warner Robins)          6.125      01/01/2026        01/01/2007 A               55,328

                  38 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
GEORGIA Continued
$       25,000  George L. Smith II, GA World Congress
                Center Authority (Domed Stadium)                    5.500%     07/01/2020        07/01/2011 A       $       26,478
----------------------------------------------------------------------------------------------------------------------------------
       115,000  Hinesville, GA HDC (Pineland Square
                Apartments)                                         7.250      04/01/2013        10/01/2006 A              117,560
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Hinesville, GA Leased Hsg. Corp.
                (Regency Park)                                      7.250      01/15/2011        01/15/2011                 26,374
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Macon-Bibb County, GA Industrial
                Authority 1                                         6.000      05/01/2013        11/01/2006 A               50,078
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Macon-Bibb County, GA Industrial
                Authority                                           6.100      05/01/2018        11/01/2006 A               20,028
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Marietta, GA Devel. Authority (Life College)        5.800      09/01/2019        03/01/2007 A               15,174
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  McDuffie County, GA County Devel.
                Authority (Temple-Inland)                           6.950      12/01/2023        09/02/2013 A            1,062,720
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Meriwether County, GA School District               5.500      02/01/2016        02/01/2007 A               25,642
----------------------------------------------------------------------------------------------------------------------------------
     3,900,000  Northwestern Gwinnett County, GA
                Facilities Corp. COP (Dept. of Labor) 1             5.750      06/15/2019        05/14/2014 B            4,248,699
----------------------------------------------------------------------------------------------------------------------------------
     1,555,000  Northwestern Gwinnett County, GA
                Facilities Corp. COP (Dept. of Motor
                Vehicle Safety) 1                                   5.750      06/15/2019        05/18/2014 B            1,694,033
----------------------------------------------------------------------------------------------------------------------------------
        40,000  Private Colleges & University Authority, GA
                (Mercer University)                                 5.250      10/01/2013        10/01/2009 A               41,287
----------------------------------------------------------------------------------------------------------------------------------
         5,000  Richmond County, GA Devel. Authority
                (International Paper Company)                       5.400      02/01/2023        02/01/2010 A                5,101
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Richmond County, GA Devel. Authority
                (International Paper Company)                       5.800      12/01/2020        12/01/2009 A               20,659
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Richmond County, GA Devel. Authority
                (International Paper Company)                       6.250      02/01/2025        02/01/2011 A               53,405
----------------------------------------------------------------------------------------------------------------------------------
       150,000  Richmond County, GA Water & Sewer                   5.250      10/01/2022        10/01/2006 A              153,162
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Richmond County, GA Water & Sewer                   5.250      10/01/2028        10/01/2006 A               51,052
----------------------------------------------------------------------------------------------------------------------------------
     5,610,000  Rockdale County, GA Devel. Authority
                (Visy Paper)                                        7.400      01/01/2016        01/01/2007 A            5,662,734
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Rockdale County, GA Devel. Authority
                (Visy Paper)                                        7.500      01/01/2026        01/01/2007 A            1,009,400
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Rome, GA New Public Housing Authority               5.750      11/01/2010        11/01/2006 A               10,746
----------------------------------------------------------------------------------------------------------------------------------
       210,000  Savannah, GA EDA (University Financing
                Foundation)                                         6.750      11/15/2031        11/15/2010 A              231,729
----------------------------------------------------------------------------------------------------------------------------------
       625,000  Vienna, GA Water & Sewer (Tyson Foods)              5.625      09/01/2012        09/01/2009 A              633,538
                                                                                                                    --------------

                                                                                                                        33,268,384
----------------------------------------------------------------------------------------------------------------------------------
HAWAII--1.3%
     6,770,000  HI Dept. of Transportation 2,9                      5.625      07/01/2018        07/01/2011 B            7,246,236
----------------------------------------------------------------------------------------------------------------------------------
    14,000,000  HI Dept. of Budget & Finance Special
                Purpose (Hawaiian Electric Company) 2,9             5.700      07/01/2020        07/11/2010 B           14,942,480
----------------------------------------------------------------------------------------------------------------------------------
     1,725,000  HI Dept. of Budget & Finance Special
                Purpose (Hawaiian Electric Company)                 5.450      11/01/2023        11/01/2006 A            1,735,229

                  39 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
HAWAII Continued
$       85,000  HI Dept. of Budget & Finance Special
                Purpose (Hawaiian Electric Company)                 5.650%     10/01/2027        10/01/2013 A       $       92,381
----------------------------------------------------------------------------------------------------------------------------------
       240,000  HI Dept. of Budget & Finance Special
                Purpose (Hawaiian Electric Company)                 5.875      12/01/2026        12/01/2006 A              245,611
----------------------------------------------------------------------------------------------------------------------------------
       115,000  HI Harbor Capital Improvement                       5.500      07/01/2027        07/01/2009 A              118,269
----------------------------------------------------------------------------------------------------------------------------------
        75,000  HI Harbor System, Series A                          5.750      07/01/2029        07/01/2010 A               80,244
----------------------------------------------------------------------------------------------------------------------------------
       970,000  HI Hsg. Finance & Devel. Corp.
                (Single Family Mtg.)                                5.400      07/01/2030        05/23/2007 B            1,000,245
----------------------------------------------------------------------------------------------------------------------------------
       100,000  HI Hsg. Finance & Devel. Corp.
                (Single Family Mtg.)                                5.750      07/01/2030        07/01/2007 A              100,543
                                                                                                                    --------------

                                                                                                                        25,561,238
----------------------------------------------------------------------------------------------------------------------------------
IDAHO--0.1%
        90,000  Boise City, ID COP                                  5.600      09/01/2030        03/01/2007 A               90,605
----------------------------------------------------------------------------------------------------------------------------------
        20,000  ID Hsg. & Finance Assoc. (Single Family Mtg.)       5.400      07/01/2018        05/01/2008 B               20,262
----------------------------------------------------------------------------------------------------------------------------------
        10,000  ID Hsg. & Finance Assoc. (Single Family Mtg.)       6.350      07/01/2016        01/01/2007 A               10,056
----------------------------------------------------------------------------------------------------------------------------------
         5,000  ID Hsg. & Finance Assoc. (Single Family Mtg.),
                Series F                                            6.050      07/01/2009        01/01/2007 B                5,097
----------------------------------------------------------------------------------------------------------------------------------
        10,000  ID Hsg. & Finance Assoc. (Single Family Mtg.),
                Series H-2                                          6.200      07/01/2028        11/15/2006 B               10,250
----------------------------------------------------------------------------------------------------------------------------------
        25,000  ID Hsg. Agency (Single Family Mtg.)                 5.400      07/01/2020        01/15/2007 B               25,177
----------------------------------------------------------------------------------------------------------------------------------
       170,000  ID Hsg. Agency (Single Family Mtg.)                 6.450      07/01/2027        01/01/2007 A              170,969
----------------------------------------------------------------------------------------------------------------------------------
        20,000  ID Hsg. Agency (Single Family Mtg.)                 6.700      07/01/2027        01/01/2007 A               20,509
----------------------------------------------------------------------------------------------------------------------------------
        10,000  ID Hsg. Agency (Single Family Mtg.), Series A       6.125      07/01/2026        01/01/2008 C               10,262
----------------------------------------------------------------------------------------------------------------------------------
        35,000  ID Water Resource Board (United Waterworks)         5.300      08/01/2027        08/01/2007 A               35,329
----------------------------------------------------------------------------------------------------------------------------------
     2,395,000  Pocatello, ID Devel. Authority Revenue
                Allocation Tax Increment, Series A                  5.500      08/01/2017        02/08/2014 B            2,406,161
                                                                                                                    --------------

                                                                                                                         2,804,677
----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS--7.4%
       850,000  Bedford Park, IL Tax                                5.125      12/30/2018        01/11/2018 C              853,349
----------------------------------------------------------------------------------------------------------------------------------
       680,000  Bryant, IL Pollution Control
                (Central Illinois Light Company)                    5.900      08/01/2023        02/01/2007 A              686,168
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Bryant, IL Pollution Control
                (Central Illinois Light Company)                    5.900      08/01/2023        02/01/2007 A               25,044
----------------------------------------------------------------------------------------------------------------------------------
       715,000  Bryant, IL Pollution Control
                (Central Illinois Light Company)                    5.900      08/01/2023        02/01/2007 A              724,259
----------------------------------------------------------------------------------------------------------------------------------
       125,000  Chatham Area, IL Public Library District            6.300      02/01/2010        02/01/2007 A              126,115
----------------------------------------------------------------------------------------------------------------------------------
     1,585,000  Chicago, IL (Single Family Mtg.)                    5.500      10/01/2020        10/01/2006 C            1,591,261
----------------------------------------------------------------------------------------------------------------------------------
     1,250,000  Chicago, IL (Single Family Mtg.)                    5.750      04/01/2035        10/01/2016 A            1,287,375
----------------------------------------------------------------------------------------------------------------------------------
     6,000,000  Chicago, IL (Single Family Mtg.)                    5.750      12/01/2042        11/01/2016 B            6,613,560
----------------------------------------------------------------------------------------------------------------------------------
       345,000  Chicago, IL (Single Family Mtg.)                    6.300      09/01/2029        09/01/2013 A              360,732
----------------------------------------------------------------------------------------------------------------------------------
     4,000,000  Chicago, IL (Single Family Mtg.), Series A          5.700      12/01/2042        10/01/2016 B            4,405,160
----------------------------------------------------------------------------------------------------------------------------------
        45,000  Chicago, IL Board of Education
                (Chicago School Reform)                             5.250      12/01/2027        12/01/2007 A               46,568

                  40 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$       50,000  Chicago, IL Board of Education
                (Chicago School Reform)                             5.250%     12/01/2030        12/01/2007 A       $       51,743
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Chicago, IL Metropolitan Hsg. Devel. Corp.          6.850      07/01/2022        01/01/2007 A               51,364
----------------------------------------------------------------------------------------------------------------------------------
    12,950,000  Chicago, IL Midway Airport                          5.500      01/01/2029        01/01/2007 A           13,139,718
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Chicago, IL Midway Airport, Series A                5.125      01/01/2035        01/01/2010 A               25,566
----------------------------------------------------------------------------------------------------------------------------------
       180,000  Chicago, IL Midway Airport, Series B                5.625      01/01/2029        01/01/2007 A              182,495
----------------------------------------------------------------------------------------------------------------------------------
       130,000  Chicago, IL Midway Airport, Series B                5.750      01/01/2022        01/01/2007 A              131,869
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Chicago, IL Multifamily Hsg.
                (St. Edmund's Village)                              6.125      09/20/2024        09/20/2010 A               26,351
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Chicago, IL O'Hare International Airport            5.250      01/01/2034        01/01/2014 A               15,670
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Chicago, IL O'Hare International Airport            5.375      01/01/2032        01/01/2012 A               20,856
----------------------------------------------------------------------------------------------------------------------------------
        30,000  Chicago, IL O'Hare International Airport
                (General Airport)                                   5.250      01/01/2030        01/01/2014 A               31,434
----------------------------------------------------------------------------------------------------------------------------------
       430,000  Chicago, IL O'Hare International Airport
                (General Airport), Series A                         5.375      01/01/2032        01/01/2012 A              456,178
----------------------------------------------------------------------------------------------------------------------------------
        95,000  Chicago, IL O'Hare International Airport
                (General Airport), Series A                         5.500      01/01/2016        01/01/2007 A               97,245
----------------------------------------------------------------------------------------------------------------------------------
     8,000,000  Chicago, IL O'Hare International Airport
                (General Airport-3rd Lein), Series B 2,9            5.750      01/01/2023        01/01/2014 B            8,820,640
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Chicago, IL O'Hare International Airport
                (Passenger Facility Charge)                         5.350      01/01/2026        01/01/2012 A               10,442
----------------------------------------------------------------------------------------------------------------------------------
     4,000,000  Chicago, IL O'Hare International Airport
                (Passenger Facility Charge)                         5.600      01/01/2010        01/01/2007 A            4,085,800
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Chicago, IL O'Hare International Airport
                (Passenger Facility Charge)                         5.625      01/01/2012        01/01/2007 A            1,021,470
----------------------------------------------------------------------------------------------------------------------------------
        80,000  Greenville, IL Educational Facilities Authority
                (Greenville College)                                6.000      12/01/2009        12/01/2006 A               80,114
----------------------------------------------------------------------------------------------------------------------------------
       350,000  Harvey, IL GO                                       6.700      02/01/2009        02/01/2007 A              350,788
----------------------------------------------------------------------------------------------------------------------------------
    12,280,000  Hodgkins, IL Environmental Improvement
                (Metropolitan Biosolids Management)                 6.000      11/01/2015        11/01/2008 A           12,838,003
----------------------------------------------------------------------------------------------------------------------------------
        25,000  IL Devel. Finance Authority (Community
                Rehabilitation Providers)                           5.700      07/01/2019        07/01/2008 A               25,769
----------------------------------------------------------------------------------------------------------------------------------
       100,000  IL Devel. Finance Authority (Community
                Rehabilitation Providers)                           6.050      07/01/2019        07/01/2007 A              102,209
----------------------------------------------------------------------------------------------------------------------------------
       100,000  IL Devel. Finance Authority (Illinois-American
                Water Company)                                      5.150      08/01/2023        02/01/2007 A              100,063
----------------------------------------------------------------------------------------------------------------------------------
     2,540,000  IL Devel. Finance Authority (Olin Corp.) 1          6.750      03/01/2016        04/01/2013 A            2,720,137
----------------------------------------------------------------------------------------------------------------------------------
        15,000  IL Devel. Finance Authority (Watseka)               5.750      01/01/2016        01/01/2007 A               15,024
----------------------------------------------------------------------------------------------------------------------------------
        25,000  IL Devel. Finance Authority Gas Supply
                (North Shore Gas Company)                           5.000      12/01/2028        12/01/2007 A               25,154
----------------------------------------------------------------------------------------------------------------------------------
       310,000  IL Devel. Finance Authority Pollution Control
                (Central Illinois Public Service Company)           5.700      08/15/2026        02/15/2007 A              310,419
----------------------------------------------------------------------------------------------------------------------------------
    14,000,000  IL Devel. Finance Authority Pollution Control
                (Central Illinois Public Service Company)           5.950      08/15/2026        12/01/2006 A           14,185,920

                  41 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$      270,000  IL Devel. Finance Authority Pollution Control
                (Illinois Power Company)                            5.400%     03/01/2028        03/01/2007 A       $      270,338
----------------------------------------------------------------------------------------------------------------------------------
       850,000  IL Devel. Finance Authority Pollution Control
                (Illinois Power Company)                            5.700      02/01/2024        02/01/2007 A              862,376
----------------------------------------------------------------------------------------------------------------------------------
       150,000  IL Devel. Finance Authority Water Facilities
                (Northern Illinois Water Company)                   5.500      12/01/2026        12/01/2006 A              150,189
----------------------------------------------------------------------------------------------------------------------------------
       635,000  IL Educational Facilities Authority
                (Educational Advancement Fund)                      6.250      05/01/2034        05/01/2007 A              642,518
----------------------------------------------------------------------------------------------------------------------------------
       100,000  IL Educational Facilities Authority
                (Loyola University)                                 5.700      07/01/2024        07/01/2007 A              103,408
----------------------------------------------------------------------------------------------------------------------------------
        45,000  IL Educational Facilities Authority
                (Midwestern University)                             6.250      05/15/2026        11/15/2006 A               45,991
----------------------------------------------------------------------------------------------------------------------------------
       620,000  IL Finance Authority (Beacon Hill)                  5.000      02/15/2012        02/15/2010 A              625,425
----------------------------------------------------------------------------------------------------------------------------------
       385,000  IL Finance Authority (Beacon Hill)                  5.250      02/15/2014        02/15/2010 A              388,838
----------------------------------------------------------------------------------------------------------------------------------
     8,000,000  IL GO                                               5.250      12/01/2020        12/01/2006 A            8,161,920
----------------------------------------------------------------------------------------------------------------------------------
        35,000  IL GO                                               5.750      07/01/2016        01/01/2007 A               35,406
----------------------------------------------------------------------------------------------------------------------------------
        20,000  IL Health Facilities Authority
                (Advocate Health)                                   5.875      08/15/2022        08/15/2007 A               20,717
----------------------------------------------------------------------------------------------------------------------------------
       750,000  IL Health Facilities Authority
                (Edward Hospital)                                   6.000      02/15/2019        02/15/2007 A              763,245
----------------------------------------------------------------------------------------------------------------------------------
        15,000  IL Health Facilities Authority
                (Rush Presbyterian-St. Luke's Medical Center)       6.250      11/15/2020        11/15/2006 A               15,349
----------------------------------------------------------------------------------------------------------------------------------
        50,000  IL Health Facilities Authority
                (Sarah Bush Lincoln Health Center)                  6.000      02/15/2026        02/15/2007 A               51,090
----------------------------------------------------------------------------------------------------------------------------------
        30,000  IL Health Facilities Authority
                (West Suburban Hospital Medical Center)             5.750      07/01/2015        07/01/2009 A               31,927
----------------------------------------------------------------------------------------------------------------------------------
        85,000  IL Health Facilities Authority
                (West Suburban Hospital Medical Center)             5.750      07/01/2020        07/01/2009 A               90,576
----------------------------------------------------------------------------------------------------------------------------------
     3,030,000  IL Hsg. Devel. Authority                            5.625      08/01/2033        02/01/2012 A            3,146,291
----------------------------------------------------------------------------------------------------------------------------------
       365,000  IL Hsg. Devel. Authority
                (Garden House River Oak)                            6.875      01/01/2020        01/01/2007 A              372,136
----------------------------------------------------------------------------------------------------------------------------------
       250,000  IL Hsg. Devel. Authority (Homeowner Mtg.)           5.500      08/01/2026        03/15/2009 B              258,415
----------------------------------------------------------------------------------------------------------------------------------
        15,000  IL Hsg. Devel. Authority (Homeowner Mtg.)           5.600      08/01/2027        02/01/2012 A               15,674
----------------------------------------------------------------------------------------------------------------------------------
        15,000  IL Hsg. Devel. Authority (Homeowner Mtg.)           5.600      08/01/2032        08/01/2011 A               15,523
----------------------------------------------------------------------------------------------------------------------------------
       400,000  IL Hsg. Devel. Authority (Multifamily Hsg.),
                Series 1991-A                                       8.250      07/01/2016        01/01/2007 A              417,564
----------------------------------------------------------------------------------------------------------------------------------
        50,000  IL Hsg. Devel. Authority (Multifamily Hsg.),
                Series A                                            5.950      07/01/2021        01/01/2007 A               50,552
----------------------------------------------------------------------------------------------------------------------------------
         5,000  IL Hsg. Devel. Authority (Multifamily Hsg.),
                Series A                                            6.050      07/01/2015        01/01/2007 A                5,047
----------------------------------------------------------------------------------------------------------------------------------
        25,000  IL Hsg. Devel. Authority (Multifamily Hsg.),
                Series A                                            6.125      07/01/2025        01/01/2007 A               25,028
----------------------------------------------------------------------------------------------------------------------------------
        15,000  IL Hsg. Devel. Authority (Multifamily Hsg.),
                Series C                                            5.950      07/01/2011        01/01/2007 A               15,018

                  42 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$       10,000  IL Hsg. Devel. Authority (Multifamily Hsg.),
                Series C 4                                          6.050%     07/01/2022        01/01/2007 A       $       10,183
----------------------------------------------------------------------------------------------------------------------------------
        45,000  IL Hsg. Devel. Authority (Multifamily
                Program), Series 3                                  6.200      09/01/2023        03/01/2007 A               45,453
----------------------------------------------------------------------------------------------------------------------------------
         5,000  IL Hsg. Devel. Authority (Multifamily
                Program), Series 5                                  6.650      09/01/2014        03/01/2007 A                5,006
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  IL Hsg. Devel. Authority (Skyline Towers
                Apartments)                                         6.875      11/01/2017        11/01/2006 A            1,028,250
----------------------------------------------------------------------------------------------------------------------------------
       200,000  IL Hsg. Devel. Authority, Series C-2                5.250      08/01/2022        08/01/2012 A              206,422
----------------------------------------------------------------------------------------------------------------------------------
     8,255,000  IL Metropolitan Pier & Exposition Authority         5.375      06/01/2014        06/01/2009 A            8,419,935
----------------------------------------------------------------------------------------------------------------------------------
       565,000  IL Metropolitan Pier & Exposition Authority         6.500      06/15/2027        12/15/2006 A              570,074
----------------------------------------------------------------------------------------------------------------------------------
        10,000  IL Metropolitan Pier & Exposition Authority         6.500      06/15/2027        12/15/2006 A               10,023
----------------------------------------------------------------------------------------------------------------------------------
     2,795,000  IL Sales Tax 1                                      5.250      06/15/2018        12/15/2006 A            2,807,130
----------------------------------------------------------------------------------------------------------------------------------
        20,000  IL Student Assistance Commission
                (Student Loan)                                      6.875      03/01/2015        03/01/2007 A               20,036
----------------------------------------------------------------------------------------------------------------------------------
       785,000  Joliet, IL GO                                       6.250      01/01/2011        01/01/2007 A              792,968
----------------------------------------------------------------------------------------------------------------------------------
        45,000  Lake County, IL HFC, Series A                       6.800      05/01/2023        11/01/2006 A               45,076
----------------------------------------------------------------------------------------------------------------------------------
     4,510,000  Lombard, IL Public Facilities Corp.
                (Conference Center & Hotel)                         5.500      01/01/2020        01/01/2016 A            4,878,151
----------------------------------------------------------------------------------------------------------------------------------
     4,260,000  Lombard, IL Public Facilities Corp.
                (Conference Center & Hotel)                         5.500      01/01/2025        01/01/2016 A            4,580,948
----------------------------------------------------------------------------------------------------------------------------------
     6,000,000  Lombard, IL Public Facilities Corp.
                (Conference Center & Hotel)                         5.500      01/01/2030        01/01/2016 A            6,437,940
----------------------------------------------------------------------------------------------------------------------------------
    19,335,000  Lombard, IL Public Facilities Corp.
                (Conference Center & Hotel)                         5.500      01/01/2036        01/01/2016 A           20,595,642
----------------------------------------------------------------------------------------------------------------------------------
        45,000  Rockford, IL (Faust Landmark Apartments)            6.750      01/01/2018        07/01/2007 A               46,871
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Southwestern IL Devel. Authority
                (Illinois-American Water Company)                   5.000      02/01/2028        02/01/2007 A               10,017
----------------------------------------------------------------------------------------------------------------------------------
        40,000  Southwestern IL Devel. Authority
                (Illinois-American Water Company)                   5.100      06/01/2029        06/01/2008 A               40,422
----------------------------------------------------------------------------------------------------------------------------------
       140,000  Southwestern IL Devel. Authority (Kienstra)         6.050      09/01/2016        03/01/2007 A              140,556
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Southwestern IL Devel. Authority
                (Meridian Village Assoc.)                           5.250      08/20/2023        08/20/2010 A               20,612
----------------------------------------------------------------------------------------------------------------------------------
        15,000  West Chicago, IL Industrial Devel.
                (Leggett & Platt)                                   6.900      09/01/2024        03/01/2007 A               15,037
----------------------------------------------------------------------------------------------------------------------------------
        30,000  Will County, IL Exempt Facilities
                (Mobil Oil Corp.)                                   6.000      02/01/2027        02/01/2007 A               30,505
                                                                                                                    --------------

                                                                                                                       142,979,850
----------------------------------------------------------------------------------------------------------------------------------
INDIANA--0.4%
        15,000  East Chicago, IN Pollution Control
                (Inland Steel)                                      7.125      06/01/2007        06/01/2007                 15,215
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Henry County, IN Juvenile Center
                Building Corp.                                      6.350      01/05/2007        01/01/2007 A               50,105

                  43 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
INDIANA Continued
$    1,665,000  Huntington, IN EDC (Quanex Corp.)                   6.500%     08/01/2010        02/01/2007 A       $    1,673,325
----------------------------------------------------------------------------------------------------------------------------------
       235,000  IN Airport Authority (Federal Express)              5.500      05/01/2029        05/01/2008 A              240,325
----------------------------------------------------------------------------------------------------------------------------------
        30,000  IN Devel. Finance Authority
                (Indiana-American Water Company)                    5.350      09/01/2023        03/01/2007 A               30,029
----------------------------------------------------------------------------------------------------------------------------------
       375,000  IN Devel. Finance Authority
                (Indiana-American Water Company)                    5.900      09/01/2022        03/01/2007 A              375,638
----------------------------------------------------------------------------------------------------------------------------------
       445,000  IN Devel. Finance Authority
                (Northwest Indiana Water Company)                   5.900      06/01/2026        12/01/2006 A              448,395
----------------------------------------------------------------------------------------------------------------------------------
       225,000  IN Devel. Finance Authority (USX Corp.)             6.150      07/15/2022        01/15/2007 A              230,924
----------------------------------------------------------------------------------------------------------------------------------
       205,000  IN Devel. Finance Authority (USX Corp.)             6.250      07/15/2030        01/15/2007 A              210,457
----------------------------------------------------------------------------------------------------------------------------------
       150,000  IN Health Facility Financing Authority
                (Community Hospitals of Indiana)                    5.700      05/15/2022        11/15/2006 A              153,207
----------------------------------------------------------------------------------------------------------------------------------
        15,000  IN HFA                                              6.100      07/01/2022        01/01/2007 A               15,079
----------------------------------------------------------------------------------------------------------------------------------
        30,000  IN HFA (Single Family Mtg.)                         5.250      07/01/2023        02/15/2008 B               30,689
----------------------------------------------------------------------------------------------------------------------------------
       500,000  IN Hsg. & Community Devel. Authority
                (Single Family Mtg.)                                5.250      01/01/2037        03/15/2012 B              529,820
----------------------------------------------------------------------------------------------------------------------------------
       255,000  IN Municipal Power Agency, Series A                 5.300      01/01/2023        01/01/2007 A              258,065
----------------------------------------------------------------------------------------------------------------------------------
       530,000  Lake County, IN Redevel. Authority                  6.450      02/01/2011        02/01/2007 A              534,993
----------------------------------------------------------------------------------------------------------------------------------
       925,000  Madison County, IN Hospital Authority
                (Community Hospital of Anderson) 1                  8.000      01/01/2014        01/01/2007 A              928,080
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Perry County, IN Redevel. Authority                 6.000      02/01/2012        02/01/2007 A               25,290
----------------------------------------------------------------------------------------------------------------------------------
     1,260,000  Petersburg, IN Pollution Control
                (Indianapolis Power & Light Company)                6.625      12/01/2024        12/01/2006 A            1,266,237
                                                                                                                    --------------

                                                                                                                         7,015,873
----------------------------------------------------------------------------------------------------------------------------------
IOWA--2.5%
        30,000  Council Bluffs, IA Pollution Control
                (Midwest Power Systems)                             5.950      05/01/2023        11/01/2006 A               30,387
----------------------------------------------------------------------------------------------------------------------------------
     1,155,000  IA Finance Authority (Boys & Girls Home
                & Family Services)                                  6.250      12/01/2028        12/01/2008 A            1,197,874
----------------------------------------------------------------------------------------------------------------------------------
     5,250,000  IA Finance Authority (Single Family Mtg.)           5.500      07/01/2036        05/15/2012 B            5,633,513
----------------------------------------------------------------------------------------------------------------------------------
       800,000  IA Finance Authority Retirement Community
                (Friendship Haven)                                  5.250      11/15/2014        11/15/2009 A              802,576
----------------------------------------------------------------------------------------------------------------------------------
        45,000  IA Student Loan Liquidity Corp.                     6.125      12/01/2011        12/01/2006 A               45,080
----------------------------------------------------------------------------------------------------------------------------------
    37,420,000  IA Tobacco Settlement Authority                     0.000 5    06/01/2034        06/01/2017 A           37,128,124
----------------------------------------------------------------------------------------------------------------------------------
     3,000,000  IA Tobacco Settlement Authority                     5.375      06/01/2038        08/21/2020 C            3,085,590
----------------------------------------------------------------------------------------------------------------------------------
       170,000  Poweshiek, IA Water Assoc.                          5.400      03/01/2024        03/01/2009 A              176,596
----------------------------------------------------------------------------------------------------------------------------------
        30,000  Salix, IA Pollution Control (Northwestern
                Public Service Company)                             5.900      06/01/2023        12/01/2006 A               30,349
----------------------------------------------------------------------------------------------------------------------------------
        15,000  University of Northern IA (Academic Building)       5.100      07/01/2009        01/01/2007 A               15,017
                                                                                                                    --------------

                                                                                                                        48,145,106
----------------------------------------------------------------------------------------------------------------------------------
KANSAS--3.2%
        20,000  Kansas City, KS Mtg. Revenue                        7.000      12/01/2011        12/01/2006 A               20,035

                  44 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
KANSAS Continued
$       50,000  KS Devel. Finance Authority Health Facilities
                (St. Lukes/Shawnee Mission Health System)           5.375%     11/15/2026        11/15/2006 A       $       51,084
----------------------------------------------------------------------------------------------------------------------------------
        95,000  La Cygne, KS Pollution Control (Kansas Gas
                & Electric Company)                                 5.100      03/01/2023        03/01/2007 A               95,093
----------------------------------------------------------------------------------------------------------------------------------
       700,000  Pittsburgh, KS Transportation Devel. District
                (N. Broadway-Pittsburgh Town Center)                4.800      04/01/2027        04/01/2016 A              700,581
----------------------------------------------------------------------------------------------------------------------------------
     3,000,000  Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                5.300      12/01/2028        01/01/2014 B            3,181,650
----------------------------------------------------------------------------------------------------------------------------------
       500,000  Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                5.469 3    12/01/2029        03/01/2011 A              140,730
----------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                5.500      12/01/2037        12/01/2015 A            2,123,220
----------------------------------------------------------------------------------------------------------------------------------
     4,215,000  Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                5.550      06/01/2037        06/01/2018 A            4,579,977
----------------------------------------------------------------------------------------------------------------------------------
     9,000,000  Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                5.550      06/01/2038        02/01/2016 B            9,744,570
----------------------------------------------------------------------------------------------------------------------------------
       935,000  Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                5.650      12/01/2036        12/01/2014 A              987,734
----------------------------------------------------------------------------------------------------------------------------------
     3,360,000  Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                5.750      06/01/2036        06/01/2020 A            3,593,822
----------------------------------------------------------------------------------------------------------------------------------
     1,985,000  Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                5.750      12/01/2037        12/01/2019 A            2,187,053
----------------------------------------------------------------------------------------------------------------------------------
     2,265,000  Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                5.750      12/01/2037        12/01/2021 A            2,496,438
----------------------------------------------------------------------------------------------------------------------------------
     2,905,000  Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                5.800      12/01/2036        12/01/2016 A            3,249,155
----------------------------------------------------------------------------------------------------------------------------------
       155,000  Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                5.850      06/01/2028        12/01/2018 A              161,572
----------------------------------------------------------------------------------------------------------------------------------
     3,235,000  Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                5.850      12/01/2034        12/01/2013 A            3,517,998
----------------------------------------------------------------------------------------------------------------------------------
     2,100,000  Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                5.850      06/01/2037        06/01/2018 A            2,302,398
----------------------------------------------------------------------------------------------------------------------------------
     2,395,000  Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                5.900      12/01/2034        12/01/2012 A            2,524,546
----------------------------------------------------------------------------------------------------------------------------------
     3,325,000  Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                5.900      12/01/2037        06/01/2017 A            3,659,828
----------------------------------------------------------------------------------------------------------------------------------
     3,240,000  Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                6.000      12/01/2034        06/01/2013 A            3,452,350
----------------------------------------------------------------------------------------------------------------------------------
     4,405,000  Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                6.125      12/01/2033        06/01/2012 A            4,837,131
----------------------------------------------------------------------------------------------------------------------------------
     1,490,000  Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                6.450      12/01/2033        03/11/2007 B            1,606,652
----------------------------------------------------------------------------------------------------------------------------------
       245,000  Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                6.875      12/01/2026        01/01/2007 B              246,472

                  45 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
KANSAS Continued
$      340,000  Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                6.950%     06/01/2029        03/18/2008 C       $      352,301
----------------------------------------------------------------------------------------------------------------------------------
     1,035,000  Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                7.600      12/01/2031        12/01/2006 B            1,048,186
----------------------------------------------------------------------------------------------------------------------------------
     5,000,000  Wyandotte County/Kansas City, KS Unified
                Government Special Obligation                       4.750      12/01/2016        12/01/2015 A            5,163,050
                                                                                                                    --------------

                                                                                                                        62,023,626
----------------------------------------------------------------------------------------------------------------------------------
KENTUCKY--0.1%
        55,000  Jefferson County, KY Health Facilities
                (JHHS/JHP/JHF Obligated Group)                      5.700      01/01/2021        01/01/2007 A               56,346
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Kenton County, KY Airport Board
                (Cincinnati/Northern Kentucky International)        5.750      03/01/2010        03/01/2007 A              102,136
----------------------------------------------------------------------------------------------------------------------------------
        35,000  Kenton County, KY Airport Board
                (Cincinnati/Northern Kentucky International)        5.750      03/01/2013        03/01/2007 A               35,746
----------------------------------------------------------------------------------------------------------------------------------
       120,000  Kenton County, KY Airport Special
                Facilities (Delta Airlines) 6                       7.500      02/01/2012        02/01/2012                 71,036
----------------------------------------------------------------------------------------------------------------------------------
        30,000  KY EDFA (St. Claire Medical Center)                 5.625      09/01/2021        03/01/2007 A               30,043
----------------------------------------------------------------------------------------------------------------------------------
        15,000  KY Hsg. Corp.                                       5.300      07/01/2018        07/01/2008 A               15,352
----------------------------------------------------------------------------------------------------------------------------------
        70,000  KY Infrastructure Authority                         5.700      06/01/2013        12/01/2006 A               70,183
----------------------------------------------------------------------------------------------------------------------------------
     1,285,000  Louisville & Jefferson County, KY Regional
                Airport Authority (AIRIS Louisville)                5.500      03/01/2019        03/01/2010 A            1,320,980
                                                                                                                    --------------

                                                                                                                         1,701,822
----------------------------------------------------------------------------------------------------------------------------------
LOUISIANA--3.9%
        70,000  Calcasieu Parish, LA Industrial Devel. Board
                (E.I. Dupont de Nemours)                            5.750      12/01/2026        12/01/2006 A               70,814
----------------------------------------------------------------------------------------------------------------------------------
     1,565,000  Calcasieu Parish, LA Industrial Devel. Board
                (Olin Corp.) 1                                      6.625      02/01/2016        04/01/2010 A            1,680,544
----------------------------------------------------------------------------------------------------------------------------------
       725,000  Calcasieu Parish, LA Public Trust Authority         5.000      04/01/2028        03/22/2009 B              741,603
----------------------------------------------------------------------------------------------------------------------------------
       120,000  De Soto Parish, LA Environmental
                Improvement (International Paper Company)           5.600      11/01/2022        11/01/2009 A              123,257
----------------------------------------------------------------------------------------------------------------------------------
         5,000  De Soto Parish, LA Environmental
                Improvement (International Paper Company)           6.375      05/01/2025        05/01/2011 A                5,385
----------------------------------------------------------------------------------------------------------------------------------
        60,000  East Baton Rouge, LA Mtg. Finance Authority         5.600      04/01/2022        04/01/2009 A               60,439
----------------------------------------------------------------------------------------------------------------------------------
        25,000  East Baton Rouge, LA Mtg. Finance Authority
                (GNMA & FNMA Mtg.)                                  5.700      10/01/2033        04/01/2007 A               25,195
----------------------------------------------------------------------------------------------------------------------------------
        15,000  East Baton Rouge, LA Mtg. Finance Authority
                (Single Family Mtg.)                                5.500      10/01/2025        10/01/2006 A               15,009
----------------------------------------------------------------------------------------------------------------------------------
        45,000  East Baton Rouge, LA Mtg. Finance Authority
                (Single Family Mtg.)                                6.350      10/01/2028        10/01/2007 A               45,485
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Hammond, LA Industrial Devel. Board
                (Albertson's)                                       6.300      11/01/2008        11/01/2008                 24,994
----------------------------------------------------------------------------------------------------------------------------------
       135,000  Iberville Parish, LA Pollution Control
                (Entergy Gulf States)                               5.700      01/01/2014        07/01/2007 A              135,014

                  46 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
LOUISIANA Continued
$    1,590,000  Jefferson Parish, LA Home Mtg. Authority
                (Single Family Mtg.)                                5.550%     06/01/2036        11/15/2011 B       $    1,682,236
----------------------------------------------------------------------------------------------------------------------------------
       980,000  Jefferson Parish, LA Home Mtg. Authority
                (Single Family Mtg.)                                5.875      12/01/2021        12/01/2006 C              984,998
----------------------------------------------------------------------------------------------------------------------------------
        20,000  LA HFA (Multifamily Hsg.)                           7.100      11/01/2033        11/01/2007 A               20,354
----------------------------------------------------------------------------------------------------------------------------------
       360,000  LA HFA (Single Family Mtg.)                         5.800      06/01/2035        06/01/2007 B              383,652
----------------------------------------------------------------------------------------------------------------------------------
        15,000  LA HFA (Single Family Mtg.)                         5.900      12/01/2011        03/01/2007 B               15,185
----------------------------------------------------------------------------------------------------------------------------------
        35,000  LA HFA (Single Family Mtg.)                         5.900      12/01/2011        06/01/2007 B               35,691
----------------------------------------------------------------------------------------------------------------------------------
     1,830,000  LA HFA (Single Family Mtg.)                         6.375      06/01/2033        06/01/2007 B            1,865,264
----------------------------------------------------------------------------------------------------------------------------------
     1,890,000  LA HFA (Single Family Mtg.)                         6.400      06/01/2032        04/01/2007 B            1,910,639
----------------------------------------------------------------------------------------------------------------------------------
       920,000  LA HFA (Single Family Mtg.)                         7.450      12/01/2031        10/22/2006 B              948,640
----------------------------------------------------------------------------------------------------------------------------------
        25,000  LA HFA (St. Dominic Assisted Care)                  6.300      09/01/2015        09/01/2008 A               25,524
----------------------------------------------------------------------------------------------------------------------------------
     2,070,000  LA Local Government EF&CD Authority
                (Bellemont Apartments)                              6.000      09/01/2022        09/01/2012 A            2,159,279
----------------------------------------------------------------------------------------------------------------------------------
       855,000  LA Local Government EF&CD Authority
                (Oakleigh Apartments)                               6.000      06/01/2016        07/07/2014 B              909,857
----------------------------------------------------------------------------------------------------------------------------------
    12,000,000  LA Public Facilities Authority (Baton Rouge
                General Medical Center)                             5.250      07/01/2024        07/01/2014 A           12,854,640
----------------------------------------------------------------------------------------------------------------------------------
     6,000,000  LA Public Facilities Authority (Louisiana
                Water Company)                                      5.450      02/01/2013        08/01/2007 A            6,080,640
----------------------------------------------------------------------------------------------------------------------------------
        15,000  LA Public Facilities Authority
                (Tulane University)                                 5.750      02/15/2021        02/15/2007 A               15,021
----------------------------------------------------------------------------------------------------------------------------------
       105,000  LA Public Facilities Authority
                (Xavier University of Louisiana)                    5.250      09/01/2027        09/01/2007 A              108,009
----------------------------------------------------------------------------------------------------------------------------------
    10,355,000  LA Tobacco Settlement Financing Corp.
                (TASC)                                              5.875      05/15/2039        05/15/2012 A           10,976,300
----------------------------------------------------------------------------------------------------------------------------------
    24,320,000  LA Tobacco Settlement Financing Corp.
                (TASC), Series B                                    5.500      05/15/2030        05/10/2011 B           25,222,272
----------------------------------------------------------------------------------------------------------------------------------
        15,000  New Orleans, LA Aviation Board (Passenger
                Facility Charge)                                    5.500      09/01/2014        03/01/2007 A               15,015
----------------------------------------------------------------------------------------------------------------------------------
       150,000  New Orleans, LA Aviation Board (Passenger
                Facility Charge)                                    6.000      09/01/2018        03/01/2007 A              150,204
----------------------------------------------------------------------------------------------------------------------------------
       250,000  New Orleans, LA Aviation Board (Passenger
                Facility Charge)                                    6.000      09/01/2019        03/01/2007 A              250,403
----------------------------------------------------------------------------------------------------------------------------------
       175,000  New Orleans, LA Exhibit Hall Special Tax
                (Ernest N. Morial)                                  5.600      07/15/2025        01/15/2007 A              176,992
----------------------------------------------------------------------------------------------------------------------------------
        45,000  New Orleans, LA Finance Authority (Single
                Family Mtg.), Series B-2                            6.050      12/01/2026        12/01/2009 A               45,833
----------------------------------------------------------------------------------------------------------------------------------
     2,305,000  New Orleans, LA HDC (Southwood Patio)               7.700      02/01/2022        02/01/2007 A            2,349,348
----------------------------------------------------------------------------------------------------------------------------------
        10,000  New Orleans, LA Home Mtg. Authority
                (Single Family Mtg.)                                6.000      12/01/2021        12/01/2008 A               10,178
----------------------------------------------------------------------------------------------------------------------------------
         5,000  New Orleans, LA Home Mtg. Authority
                (Single Family Mtg.)                                6.200      06/01/2015        06/01/2007 A                5,096

                  47 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
LOUISIANA Continued
$      360,000  New Orleans, LA Home Mtg. Authority
                (Single Family Mtg.)                                6.300%     06/01/2028        12/01/2006 A       $      365,443
----------------------------------------------------------------------------------------------------------------------------------
        60,000  New Orleans, LA Home Mtg. Authority
                (Single Family Mtg.)                                7.000      05/01/2014        11/01/2006 A               60,629
----------------------------------------------------------------------------------------------------------------------------------
        30,000  New Orleans, LA Sewage Service                      5.400      06/01/2017        06/01/2007 A               30,552
----------------------------------------------------------------------------------------------------------------------------------
        45,000  Orleans Parish, LA Parishwide School District       5.000      09/01/2015        03/01/2007 A               45,034
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Orleans Parish, LA Parishwide School District       5.125      09/01/2021        03/01/2008 A               15,191
----------------------------------------------------------------------------------------------------------------------------------
       170,000  Orleans Parish, LA Parishwide School District       5.375      09/01/2017        03/01/2007 A              170,903
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Orleans Parish, LA School Board                     5.300      09/01/2012        03/01/2007 A               15,017
----------------------------------------------------------------------------------------------------------------------------------
       110,000  Orleans Parish, LA School Board                     5.300      09/01/2013        03/01/2007 A              110,121
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Orleans Parish, LA School Board, Series B           5.200      02/01/2014        02/01/2007 A              100,414
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Plaquemines, LA Port Harbor & Terminal
                District (Teco Energy)                              5.000      09/01/2007         09/01/2007                50,030
----------------------------------------------------------------------------------------------------------------------------------
       340,000  Shreveport, LA Hsg. Authority
                (U.S. Goodman Plaza)                                6.100      08/01/2019        12/26/2015 C              332,724
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Shreveport, LA Hsg. Authority
                (U.S. Goodman Plaza)                                6.125      08/01/2010        08/15/2009 C               14,923
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Slidell, LA Utilities                               5.550      04/01/2016        04/01/2007 A               50,811
----------------------------------------------------------------------------------------------------------------------------------
     1,355,000  St. Bernard Parish, LA Exempt Facility
                (Mobil Oil Corp.) 1                                 5.900      11/01/2026        11/01/2006 A            1,398,021
----------------------------------------------------------------------------------------------------------------------------------
        30,000  St. John Baptist Parish, LA (USX Corp.)             5.350      12/01/2013        12/01/2008 A               31,076
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Tangipahoa Parish, LA School Board Sales &
                Use Tax                                             5.350      03/15/2010        11/01/2006 A               25,031
                                                                                                                    --------------

                                                                                                                        74,944,929
----------------------------------------------------------------------------------------------------------------------------------
MAINE--0.2%
     1,800,000  Jay, ME Environmental Improvement
                (International Paper Company)                       6.250      09/01/2023        09/01/2009 A            1,915,092
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Jay, ME Solid Waste Disposal (International
                Paper Company)                                      6.200      09/01/2019        09/01/2009 A               26,497
----------------------------------------------------------------------------------------------------------------------------------
     2,000,000  ME Finance Authority Solid Waste Recycling
                Facilities (Great Northern Paper)                   7.750      10/01/2022        10/01/2006 A            2,016,960
----------------------------------------------------------------------------------------------------------------------------------
         5,000  ME H&HEFA, Series A                                 5.875      07/01/2025        01/01/2007 A                5,058
----------------------------------------------------------------------------------------------------------------------------------
        15,000  ME H&HEFA, Series A                                 6.000      07/01/2024        01/01/2007 A               15,028
----------------------------------------------------------------------------------------------------------------------------------
        20,000  ME Hsg. Authority, Series A-2                       5.250      11/15/2032        01/15/2010 A               20,340
----------------------------------------------------------------------------------------------------------------------------------
        10,000  ME Municipal Bond Bank                              5.850      11/01/2020        12/01/2006 A               10,017
----------------------------------------------------------------------------------------------------------------------------------
       100,000  ME Municipal Bond Bank, Series D                    6.300      11/01/2014        11/01/2006 A              100,227
----------------------------------------------------------------------------------------------------------------------------------
        65,000  ME State Hsg. Authority Mtg., Series C-2            5.950      11/15/2022        05/15/2009 A               66,461
----------------------------------------------------------------------------------------------------------------------------------
        45,000  ME State Hsg. Authority Mtg., Series D 1            5.500      11/15/2014        05/15/2009 A               46,097
                                                                                                                    --------------

                                                                                                                         4,221,777
----------------------------------------------------------------------------------------------------------------------------------
MARYLAND--0.5%
        15,000  Allegany County, MD Industrial Devel.
                (Moran Manor Care Center)                          12.450      02/01/2027        02/01/2007 A               17,645
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Anne Arundel County, MD Solid Waste                 5.400      09/01/2013        03/01/2007 A               20,226

                  48 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
MARYLAND Continued
$       50,000  Anne Arundel County, MD Solid Waste                 5.500%     09/01/2015        03/01/2007 A       $       50,565
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Anne Arundel County, MD Solid Waste                 5.500      09/01/2016        03/01/2007 A              101,126
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Baltimore, MD Pollution Control (General
                Motors Corp.)                                       5.350      04/01/2008        04/01/2008                 49,794
----------------------------------------------------------------------------------------------------------------------------------
        65,000  Baltimore, MD Port Facilities (E.I. DuPont de
                Nemours & Company)                                  6.500      10/01/2011        10/01/2006 A               67,648
----------------------------------------------------------------------------------------------------------------------------------
       655,000  Baltimore, MD Port Facilities (E.I. DuPont de
                Nemours & Company)                                  6.500      10/01/2011        10/01/2006 A              681,685
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Frederick County, MD Educational Facilities
                (Mount St. Mary's College)                          5.800      09/01/2030        03/01/2011 A               52,177
----------------------------------------------------------------------------------------------------------------------------------
       135,000  Gaithersburg, MD Economic Devel. (Asbury
                Methodist Homes)                                    5.500      01/01/2020        01/01/2007 A              135,119
----------------------------------------------------------------------------------------------------------------------------------
        75,000  Gaithersburg, MD Economic Devel. (Asbury
                Methodist Homes)                                    5.750      01/01/2011        01/01/2007 A               75,071
----------------------------------------------------------------------------------------------------------------------------------
        60,000  MD Community Devel. Administration
                (Dept. of Hsg.& Community Devel.)                   5.150      03/01/2018        03/01/2011 A               61,447
----------------------------------------------------------------------------------------------------------------------------------
       245,000  MD Community Devel. Administration
                (Dept. of Hsg.& Community Devel.)                   5.300      09/01/2023        03/01/2010 A              250,684
----------------------------------------------------------------------------------------------------------------------------------
        25,000  MD Community Devel. Administration
                (Dept. of Hsg.& Community Devel.)                   5.375      09/01/2024        03/01/2009 A               25,674
----------------------------------------------------------------------------------------------------------------------------------
        10,000  MD Community Devel. Administration
                (Dept. of Hsg.& Community Devel.)                   5.400      07/01/2022        07/01/2011 A               10,356
----------------------------------------------------------------------------------------------------------------------------------
     5,585,000  MD EDC Student Hsg.
                (Bowie State University) 1                          6.000      06/01/2023        06/01/2013 A            5,730,880
----------------------------------------------------------------------------------------------------------------------------------
        25,000  MD Energy Financing Administration Solid
                Waste Disposal (Wheelabrator Water)                 6.450      12/01/2016        12/01/2006 A               25,586
----------------------------------------------------------------------------------------------------------------------------------
       110,000  MD H&EFA (Doctors Community Hospital)               5.750      07/01/2013        12/01/2006 A              110,145
----------------------------------------------------------------------------------------------------------------------------------
        65,000  MD H&EFA (Johns Hopkins Hospital)                   5.500      07/01/2026        01/01/2007 A               66,388
----------------------------------------------------------------------------------------------------------------------------------
        75,000  MD H&HEFA (Johns Hopkins University)                5.625      07/01/2027        07/01/2007 A               77,492
----------------------------------------------------------------------------------------------------------------------------------
       250,000  MD Hsg. Community Devel. People's
                Resource Center                                     5.250      09/01/2029        03/01/2011 A              255,828
----------------------------------------------------------------------------------------------------------------------------------
       245,000  MD Hsg. Community Devel. People's
                Resource Center                                     5.650      07/01/2039        07/01/2007 A              251,561
----------------------------------------------------------------------------------------------------------------------------------
        35,000  MD Hsg. Community Devel. People's
                Resource Center                                     5.950      07/01/2023        01/01/2009 A               35,782
----------------------------------------------------------------------------------------------------------------------------------
        70,000  MD Hsg. Community Devel. People's
                Resource Center                                     6.000      07/01/2039        07/01/2007 A               71,938
----------------------------------------------------------------------------------------------------------------------------------
        55,000  MD Industrial Devel. Financing Authority
                (Bon Secours Health Systems)                        5.500      08/15/2020        02/15/2007 A               55,623
----------------------------------------------------------------------------------------------------------------------------------
        15,000  MD Industrial Devel. Financing Authority
                (Bon Secours Health Systems)                        5.500      08/15/2024        02/15/2007 A               15,169
----------------------------------------------------------------------------------------------------------------------------------
        40,000  MD Stadium Authority (Ocean City
                Convention Center)                                  5.375      12/15/2012        12/15/2006 A               40,144
----------------------------------------------------------------------------------------------------------------------------------
        15,000  MD Stadium Authority Sports Facility                5.750      03/01/2022        03/01/2007 A               15,137

                  49 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
MARYLAND Continued
$       75,000  MD Stadium Authority Sports Facility                5.800%     03/01/2026        03/01/2007 A       $       75,656
----------------------------------------------------------------------------------------------------------------------------------
        30,000  Montgomery County, MD Hsg. Opportunities
                Commission (Avalon Knoll)                           6.150      07/01/2026        07/01/2008 A               30,632
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Montgomery County, MD Hsg. Opportunities
                Commission (Multifamily Mtg.)                       6.000      07/01/2037        01/01/2007 A               51,118
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Montgomery County, MD Hsg. Opportunities
                Commission (Multifamily Mtg.)                       6.050      07/01/2026        01/01/2007 A               10,112
----------------------------------------------------------------------------------------------------------------------------------
         5,000  Montgomery County, MD Hsg. Opportunities
                Commission (Multifamily Mtg.), Series A             6.000      07/01/2020        07/01/2007 A                5,056
----------------------------------------------------------------------------------------------------------------------------------
        30,000  Montgomery County, MD Hsg. Opportunities
                Commission (Multifamily Mtg.), Series B             6.400      07/01/2028        07/01/2008 A               30,680
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Montgomery County, MD Hsg. Opportunities
                Commission (Multifamily Mtg.), Series C             7.150      07/01/2023        01/01/2007 A               15,021
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Prince Georges County, MD Hsg. Authority
                (Single Family)                                     6.150      08/01/2019        08/01/2010 A               25,914
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Prince Georges County, MD IDA (Hyattsville
                District Court Facility)                            5.900      07/01/2007        07/01/2007                 10,019
----------------------------------------------------------------------------------------------------------------------------------
        55,000  Prince Georges County, MD Local
                Government                                          6.050      08/01/2012        02/01/2007 A               55,108
                                                                                                                    --------------

                                                                                                                         8,660,206
----------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--3.5%
        25,000  Concord, MA GO                                      4.900      07/15/2009        01/15/2007 A               25,027
----------------------------------------------------------------------------------------------------------------------------------
        30,000  MA Bay Transporation Authority
                (General Transportation System)                     5.000      03/01/2024        03/01/2007 A               30,433
----------------------------------------------------------------------------------------------------------------------------------
        35,000  MA Devel. Finance Agency (Curry College)            6.000      03/01/2031        03/01/2009 A               36,870
----------------------------------------------------------------------------------------------------------------------------------
        10,000  MA Devel. Finance Agency
                (The Wheeler School)                                5.500      12/01/2007        12/01/2007                 10,141
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  MA Devel. Finance Authority
                (Massachusetts College of Pharmacy
                Allied Health Sciences)                             6.375      07/01/2023        07/01/2013 A            1,124,520
----------------------------------------------------------------------------------------------------------------------------------
     3,935,000  MA Devel. Finance Authority (VOA Ayer)              6.200      02/20/2046        02/20/2015 A            4,439,034
----------------------------------------------------------------------------------------------------------------------------------
     1,830,000  MA Educational Financing Authority, Issue G         5.920      12/01/2014        12/01/2010 A            1,849,398
----------------------------------------------------------------------------------------------------------------------------------
     1,175,000  MA Educational Financing Authority, Issue G         6.000      12/01/2016        12/01/2009 A            1,187,902
----------------------------------------------------------------------------------------------------------------------------------
       160,000  MA H&EFA (Berklee College of Music)                 5.100      10/01/2027        10/01/2007 A              164,986
----------------------------------------------------------------------------------------------------------------------------------
        10,000  MA H&EFA (Beverly Hospital Corp.)                   5.625      07/01/2013        01/01/2007 A               10,014
----------------------------------------------------------------------------------------------------------------------------------
        70,000  MA H&EFA (Cape Cod Healthcare)                      5.450      11/15/2023        11/15/2008 A               71,926
----------------------------------------------------------------------------------------------------------------------------------
       700,000  MA H&EFA (CC/SEMCB/CH/VRHS/HFH
                Obligated Group)                                    5.750      07/01/2028        01/01/2009 A              728,133
----------------------------------------------------------------------------------------------------------------------------------
     1,635,000  MA H&EFA (New England Medical Center)               5.375      07/01/2024        01/01/2007 A            1,636,831
----------------------------------------------------------------------------------------------------------------------------------
       180,000  MA H&EFA (Schepens Eye Research Institute)          6.500      07/01/2028        07/01/2009 A              194,926
----------------------------------------------------------------------------------------------------------------------------------
       435,000  MA H&EFA (South Shore Hospital)                     5.500      07/01/2020        01/01/2007 A              440,859
----------------------------------------------------------------------------------------------------------------------------------
     1,255,000  MA H&EFA (Valley Regional Health System)            5.750      07/01/2018        01/01/2007 A            1,257,071
----------------------------------------------------------------------------------------------------------------------------------
       140,000  MA HFA                                              5.550      07/01/2027        07/01/2007 A              142,388

                  50 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS Continued
$    6,890,000  MA HFA (Rental Mtg.)                                5.250%     01/01/2046        07/01/2012 A       $    7,130,943
----------------------------------------------------------------------------------------------------------------------------------
     3,005,000  MA HFA (Rental Mtg.)                                5.600      01/01/2045        07/01/2012 A            3,193,894
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  MA HFA (Rental Mtg.)                                5.625      07/01/2040        07/01/2007 A            1,019,410
----------------------------------------------------------------------------------------------------------------------------------
         5,000  MA HFA, Series 22                                   6.100      06/01/2016        12/01/2006 A                5,005
----------------------------------------------------------------------------------------------------------------------------------
        35,000  MA HFA, Series A                                    5.500      07/01/2040        07/01/2010 A               35,757
----------------------------------------------------------------------------------------------------------------------------------
     2,000,000  MA HFA, Series A                                    6.000      07/01/2041        01/01/2011 A            2,124,960
----------------------------------------------------------------------------------------------------------------------------------
        25,000  MA HFA, Series B                                    6.400      07/01/2038        07/01/2007 A               25,740
----------------------------------------------------------------------------------------------------------------------------------
        50,000  MA HFA, Series E                                    6.050      07/01/2020        07/01/2009 A               51,710
----------------------------------------------------------------------------------------------------------------------------------
     4,290,000  MA HFA, Series H 1                                  6.650      07/01/2041        07/01/2010 A            4,587,469
----------------------------------------------------------------------------------------------------------------------------------
       670,000  MA Industrial Finance Agency
                (Arbors at Taunton)                                 5.300      06/20/2019        06/20/2011 A              698,267
----------------------------------------------------------------------------------------------------------------------------------
       265,000  MA Industrial Finance Agency
                (Avon Associates)                                   5.375      04/01/2020        10/01/2006 A              266,415
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  MA Industrial Finance Agency
                (Heights Crossing)                                  6.150      02/01/2035        02/01/2007 A            1,021,430
----------------------------------------------------------------------------------------------------------------------------------
     2,090,000  MA Industrial Finance Agency
                (Massachussetts American Water Company)             6.250      12/01/2010        12/01/2006 A            2,117,964
----------------------------------------------------------------------------------------------------------------------------------
       930,000  MA Industrial Finance Agency
                (Massachussetts American Water Company)             6.750      12/01/2025        12/01/2006 A              936,659
----------------------------------------------------------------------------------------------------------------------------------
     2,130,000  MA Industrial Finance Agency
                (Massachussetts American Water Company)             6.900      12/01/2029        12/01/2006 A            2,145,954
----------------------------------------------------------------------------------------------------------------------------------
     1,600,000  MA Industrial Finance Agency
                (TNG Draper Place) 1                                6.450      08/20/2039        08/20/2008 A            1,736,944
----------------------------------------------------------------------------------------------------------------------------------
       700,000  MA New England Education Loan
                Marketing Corp.                                     6.900      11/01/2009        11/01/2009                739,452
----------------------------------------------------------------------------------------------------------------------------------
        35,000  MA Port Authority (Bosfuel Corp.)                   5.625      07/01/2027        07/01/2007 A               36,121
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  MA Port Authority (Delta Airlines) 1                5.500      01/01/2016        01/01/2012 A            1,056,080
----------------------------------------------------------------------------------------------------------------------------------
     2,000,000  MA Port Authority (Delta Airlines)                  5.500      01/01/2017        01/01/2011 A            2,108,180
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  MA Port Authority (Delta Airlines) 1                5.500      01/01/2019        01/01/2012 A            1,054,090
----------------------------------------------------------------------------------------------------------------------------------
       225,000  MA Port Authority (US Airways)                      5.750      09/01/2016        03/01/2007 A              229,898
----------------------------------------------------------------------------------------------------------------------------------
    20,000,000  MA Port Authority Special Facilities
                (Delta Airlines) 2,9                                5.500      01/01/2022        01/01/2011 A           21,142,500
----------------------------------------------------------------------------------------------------------------------------------
       315,000  MA Port Authority Special Facilities
                (Bosfuel Corp.)                                     5.750      07/01/2039        07/01/2007 A              325,575
----------------------------------------------------------------------------------------------------------------------------------
        25,000  MA Port Authority Special Facilities
                (US Airways)                                        5.500      09/01/2009        03/01/2007 A               25,540
----------------------------------------------------------------------------------------------------------------------------------
       175,000  MA Port Authority, Series B                         5.375      07/01/2027        07/01/2007 A              177,711
----------------------------------------------------------------------------------------------------------------------------------
       400,000  MA Turnpike Authority, Series A                     5.125      01/01/2023        01/01/2007 A              409,176
----------------------------------------------------------------------------------------------------------------------------------
       125,000  Weymouth, MA GO                                     5.700      07/15/2011        01/15/2007 A              127,701
                                                                                                                    --------------

                                                                                                                        67,881,004
----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN--2.0%
        45,000  Dearborn, MI EDC (OHC/UC Obligated
                Group)                                              5.750      11/15/2015        11/15/2006 A               45,863

                  51 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$       25,000  Detroit, MI GO                                      5.000%     04/01/2018        04/01/2008 A       $       25,688
----------------------------------------------------------------------------------------------------------------------------------
       225,000  Detroit, MI Local Devel. Finance Authority
                (Chrysler Corp.)                                    5.375      05/01/2018        05/01/2009 A              228,843
----------------------------------------------------------------------------------------------------------------------------------
        45,000  Detroit, MI Sewer Disposal System, Series A         5.000      07/01/2027        07/01/2007 A               45,806
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Detroit, MI Water Supply System, Series A           5.000      07/01/2027        07/01/2007 A               25,439
----------------------------------------------------------------------------------------------------------------------------------
        30,000  Farmington Hills, MI EDC (Botsford General
                Hospital)                                           5.700      02/15/2015        02/15/2007 A               30,188
----------------------------------------------------------------------------------------------------------------------------------
       155,000  Flint, MI Hospital Building Authority (Hurley
                Medical Center)                                     5.375      07/01/2020        07/01/2010 A              155,524
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Kalamazoo, MI (Downtown Devel.)                     6.000      04/01/2013        10/01/2006 A               25,292
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Kent County, MI Airport Facility (Kent County
                International Airport)                              5.000      01/01/2021        01/01/2010 A               25,447
----------------------------------------------------------------------------------------------------------------------------------
       115,000  Kent County, MI Airport Facility (Kent County
                International Airport)                              5.000      01/01/2028        01/01/2010 A              116,872
----------------------------------------------------------------------------------------------------------------------------------
        20,000  MI Higher Education Student Loan Authority          5.400      06/01/2018        06/01/2008 A               20,568
----------------------------------------------------------------------------------------------------------------------------------
       250,000  MI Hospital Finance Authority
                (Detroit Medical Center Obligated Group)            5.250      08/15/2028        08/15/2009 A              256,045
----------------------------------------------------------------------------------------------------------------------------------
     1,085,000  MI Hospital Finance Authority
                (Detroit Sinai Hospital)                            6.000      01/01/2008        07/07/2007 C            1,102,653
----------------------------------------------------------------------------------------------------------------------------------
        50,000  MI Hospital Finance Authority
                (Holland Community Hospital)                        5.625      01/01/2028        01/01/2007 A               51,206
----------------------------------------------------------------------------------------------------------------------------------
        20,000  MI Hospital Finance Authority
                (St. John Hospital)                                 5.750      05/15/2016        11/15/2006 A               20,483
----------------------------------------------------------------------------------------------------------------------------------
     2,050,000  MI Hsg. Devel. Authority (Rental Hsg.) 1            6.100      10/01/2033        04/01/2007 A            2,112,935
----------------------------------------------------------------------------------------------------------------------------------
       385,000  MI Hsg. Devel. Authority, Series A                  5.300      10/01/2037        04/01/2009 A              392,792
----------------------------------------------------------------------------------------------------------------------------------
     2,930,000  MI Job Devel. Authority Pollution Control
                (General Motors Corp.)                              5.550      04/01/2009        04/01/2009              2,907,087
----------------------------------------------------------------------------------------------------------------------------------
        65,000  MI Municipal Bond Authority                         5.375      11/01/2017        11/01/2006 A               66,139
----------------------------------------------------------------------------------------------------------------------------------
        95,000  MI Municipal Bond Authority                         6.000      12/01/2013        12/01/2006 A               95,371
----------------------------------------------------------------------------------------------------------------------------------
        25,000  MI Municipal Bond Authority                         7.100      11/01/2014        11/01/2006 A               25,063
----------------------------------------------------------------------------------------------------------------------------------
     1,035,000  MI Public Educational Facilities Authority
                (Old Redford Academy) 1                             5.000      12/01/2013        01/05/2012 C            1,050,815
----------------------------------------------------------------------------------------------------------------------------------
     4,000,000  MI Strategic Fund (Clark Retirement
                Community/Clark Retirement Community
                Foundation Obligated Group) 1                       5.300      06/01/2024        06/01/2016 A            4,143,960
----------------------------------------------------------------------------------------------------------------------------------
     4,910,000  MI Strategic Fund (Clark Retirement
                Community/Clark Retirement Community
                Foundation Obligated Group)                         5.400      06/01/2028        06/01/2016 A            5,079,002
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  MI Strategic Fund Limited Obligation
                (Clark Retirement Community/Clark
                Retirement Community Foundation
                Obligated Group)                                    5.650      09/01/2029        09/01/2011 A            1,057,420
----------------------------------------------------------------------------------------------------------------------------------
     1,605,000  MI Strategic Fund Limited Obligation
                (Detroit Edison Company)                            5.650      09/01/2029        09/01/2011 A            1,697,159

                  52 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$      520,000  MI Strategic Fund Limited Obligation
                (Ford Motor Company), Series A                      6.550%     10/01/2022        10/01/2006 A       $      521,321
----------------------------------------------------------------------------------------------------------------------------------
     1,425,000  MI Strategic Fund Solid Waste
                (S.D. Warren & Company)                             7.375      01/15/2022        01/15/2007 A            1,456,193
----------------------------------------------------------------------------------------------------------------------------------
       750,000  Mount Clemens, MI Hsg. Corp.
                (FHA Section 8), Series A                           6.600      06/01/2022        12/01/2006 A              778,478
----------------------------------------------------------------------------------------------------------------------------------
       575,000  Pontiac, MI Tax Increment Finance Authority         6.375      06/01/2031        06/01/2012 A              617,924
----------------------------------------------------------------------------------------------------------------------------------
        55,000  Wayne Charter County, MI Airport
                (Detroit Metropolitan Wayne County)                 5.000      12/01/2019        12/01/2008 A               56,381
----------------------------------------------------------------------------------------------------------------------------------
       865,000  Wayne Charter County, MI Airport
                (Detroit Metropolitan Wayne County)                 5.000      12/01/2022        12/01/2010 A              884,540
----------------------------------------------------------------------------------------------------------------------------------
       435,000  Wayne Charter County, MI Airport
                (Detroit Metropolitan Wayne County)                 5.000      12/01/2028        12/01/2010 A              444,009
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Wayne Charter County, MI Airport
                (Detroit Metropolitan Wayne County)                 5.250      12/01/2018        12/01/2008 A               25,822
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Wayne Charter County, MI Airport
                (Detroit Metropolitan Wayne County)                 5.375      12/01/2015        12/01/2008 A               10,386
----------------------------------------------------------------------------------------------------------------------------------
    12,930,000  Wayne Charter County, MI Airport
                (Detroit Metropolitan Wayne County) 2,9             5.250      12/01/2026        12/01/2015 A           13,842,018
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Wexford County, MI Water Supply System              5.850      11/01/2012        11/01/2006 A               25,789
                                                                                                                    --------------

                                                                                                                        39,466,521
----------------------------------------------------------------------------------------------------------------------------------
MINNESOTA--0.2%
        70,000  Brainerd, MN Health Care Facilities
                (Benedictine Health System)                         6.000      02/15/2020        02/15/2007 A               70,125
----------------------------------------------------------------------------------------------------------------------------------
       980,000  Mahtomedi, MN Multifamily (Briarcliff)              7.350      06/01/2036        06/01/2008 A            1,001,070
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Minneapolis, MN Community Devel.
                Agency (Riverside Homes of Minneapolis)             6.200      09/01/2029        09/01/2011 A               26,205
----------------------------------------------------------------------------------------------------------------------------------
       720,000  MN (Duluth Airport)                                 6.250      08/01/2014        02/01/2007 A              724,990
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  MN Agricultural & Economic Devel. Board             7.250      08/01/2020        08/01/2008 A            1,055,690
----------------------------------------------------------------------------------------------------------------------------------
        45,000  MN HFA (Single Family Mtg.)                         5.600      07/01/2022        08/01/2007 B               45,954
----------------------------------------------------------------------------------------------------------------------------------
         5,000  MN HFA (Single Family Mtg.), Series D-2             5.950      01/01/2017        01/01/2007 A                5,021
----------------------------------------------------------------------------------------------------------------------------------
        55,000  Plymouth, MN Health Facilities
                (Healthspan Health System/North
                Memorial Medical Center)                            6.250      06/01/2016        12/01/2006 A               55,766
                                                                                                                    --------------

                                                                                                                         2,984,821
----------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--1.3%
     3,000,000  Adams County, MS Environmental
                Improvement (International Paper Company)           6.250      09/01/2023        12/01/2009 A            3,191,820
----------------------------------------------------------------------------------------------------------------------------------
       885,000  Alcorn County, MS Hospital (Magnolia
                Regional Health Center)                             5.750      10/01/2013        10/01/2006 A              886,221
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Biloxi, MS GO                                       5.900      10/01/2019        10/01/2009 A               51,369
----------------------------------------------------------------------------------------------------------------------------------
        95,000  Biloxi, MS Hsg. Authority
                (Beauvoir Apartments)                               6.250      09/01/2031        09/01/2013 A              100,761

                  53 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI Continued
$       40,000  Gulfport, MS Hospital Facility
                (Gulfport Memorial Hospital)                        6.125%     07/01/2015        01/01/2007 A       $       40,070
----------------------------------------------------------------------------------------------------------------------------------
        70,000  Jones County, MS Solid Waste Disposal
                (International Paper Company)                       5.800      10/01/2021        10/01/2009 A               72,227
----------------------------------------------------------------------------------------------------------------------------------
       100,000  MS Business Finance Corp. (Bomaine Corp.)           5.750      05/01/2015        05/01/2009 A              102,294
----------------------------------------------------------------------------------------------------------------------------------
     8,260,000  MS Business Finance Corp. (System Energy
                Resources)                                          5.875      04/01/2022        10/01/2006 A            8,300,309
----------------------------------------------------------------------------------------------------------------------------------
       200,000  MS Devel. Bank Special Obligation                   5.500      07/01/2031        07/01/2011 A              205,746
----------------------------------------------------------------------------------------------------------------------------------
     2,750,000  MS Higher Education Assistance Corp.,
                Series C                                            6.750      09/01/2014        03/01/2007 A            2,755,033
----------------------------------------------------------------------------------------------------------------------------------
        15,000  MS Home Corp. (GNMA Collateral Mtg.),
                Series B                                            6.500      12/01/2024        12/01/2006 A               15,329
----------------------------------------------------------------------------------------------------------------------------------
       595,000  MS Home Corp. (Single Family Mtg.)                  5.300      12/01/2023        04/01/2013 A              602,729
----------------------------------------------------------------------------------------------------------------------------------
       280,000  MS Home Corp. (Single Family Mtg.)                  6.250      12/01/2016        12/01/2007 A              285,687
----------------------------------------------------------------------------------------------------------------------------------
     4,355,000  MS Home Corp. (Single Family Mtg.)                  6.350      06/01/2030        03/05/2009 B            4,554,807
----------------------------------------------------------------------------------------------------------------------------------
       640,000  MS Home Corp. (Single Family Mtg.)                  6.700      12/01/2029        12/01/2009 A              676,966
----------------------------------------------------------------------------------------------------------------------------------
       650,000  MS Home Corp. (Single Family Mtg.), Series I        7.375      06/01/2028        12/01/2011 A              660,842
----------------------------------------------------------------------------------------------------------------------------------
       105,000  MS Home Corp. (Valley State Student Hsg.)           5.300      12/01/2028        12/01/2013 A              109,148
----------------------------------------------------------------------------------------------------------------------------------
        25,000  MS Home Corp., Series A                             6.300      06/01/2031        06/01/2014 A               26,552
----------------------------------------------------------------------------------------------------------------------------------
       145,000  MS Home Corp., Series B                             6.625      04/01/2027        10/01/2006 A              146,122
----------------------------------------------------------------------------------------------------------------------------------
       300,000  MS Hospital Equipment & Facilities Authority
                (MS Baptist Medical Center)                         6.500      05/01/2010        11/01/2006 A              303,642
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Tupelo, MS GO                                       5.900      08/01/2013        02/01/2007 A               20,133
----------------------------------------------------------------------------------------------------------------------------------
     1,075,000  Warren County, MS Environmental
                Improvement (International Paper Company)           6.250      09/01/2023        09/01/2009 A            1,140,693
                                                                                                                    --------------

                                                                                                                        24,248,500
----------------------------------------------------------------------------------------------------------------------------------
MISSOURI--2.2%
        20,000  Bates County, MO Hospital
                (Bates County Memorial Hospital)                    5.700      03/01/2026        03/01/2007 A               20,339
----------------------------------------------------------------------------------------------------------------------------------
       175,000  Belton, MO Tax Increment
                (Belton Town Center)                                5.000      03/01/2014        09/06/2013 C              175,802
----------------------------------------------------------------------------------------------------------------------------------
       125,000  Belton, MO Tax Increment
                (Belton Town Center)                                5.125      03/01/2015          03/01/2015              125,419
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Belton, MO Tax Increment
                (Belton Town Center)                                5.250      03/01/2016          03/01/2016              100,772
----------------------------------------------------------------------------------------------------------------------------------
     1,395,000  Branson, MO IDA (Branson Hills)                     6.250      05/01/2013        05/05/2011 C            1,472,967
----------------------------------------------------------------------------------------------------------------------------------
        65,000  Cameron, MO IDA Health Facilities
                (Cameron Community Hospital)                        6.375      12/01/2029        12/01/2010 A               69,256
----------------------------------------------------------------------------------------------------------------------------------
     4,095,000  Hanley/Eager Road, MO Transportation
                Devel. District                                     6.750      12/01/2028        12/01/2010 D            4,095,246
----------------------------------------------------------------------------------------------------------------------------------
     3,970,000  Kansas City, MO Special Facilities
                (MCI Overhaul Base)                                 5.500      09/01/2020        09/01/2015 A            4,301,416

                  54 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
MISSOURI Continued
$    1,170,000  Kansas City, MO Special Facilities
                (MCI Overhaul Base)                                 5.625%     09/01/2017        09/01/2015 A       $    1,283,736
----------------------------------------------------------------------------------------------------------------------------------
     1,200,000  Kansas City, MO Tax (Briarcliff West)               5.150      06/01/2016        08/01/2013 B            1,227,168
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Lees Summit, MO Tax (Summitwoods
                Crossing)                                           6.250      05/01/2017        05/01/2008 A               20,326
----------------------------------------------------------------------------------------------------------------------------------
     1,195,000  Maplewood, MO Tax (Maplewood
                South Redevel.)                                     5.200      11/01/2022        09/01/2012 B            1,214,741
----------------------------------------------------------------------------------------------------------------------------------
        15,000  MO Economic Devel. Export
                & Infrastructure (Peculiar, MO) 4                   6.000      03/01/2007        03/01/2007                 15,020
----------------------------------------------------------------------------------------------------------------------------------
       135,000  MO Environmental Improvement
                & Energy Resources Authority
                (Missouri-American Water Company)                   5.500      01/01/2023        01/01/2007 A              135,170
----------------------------------------------------------------------------------------------------------------------------------
       150,000  MO Environmental Improvement
                & Energy Resources Authority
                (Missouri-American Water Company)                   5.850      07/01/2026        01/01/2007 A              150,147
----------------------------------------------------------------------------------------------------------------------------------
       150,000  MO Environmental Improvement
                & Energy Resources Authority
                (Missouri-American Water Company)                   5.900      03/01/2030        03/01/2007 A              154,235
----------------------------------------------------------------------------------------------------------------------------------
        30,000  MO Environmental Improvement
                & Energy Resources Authority
                (St. Louis County Water Company)                    5.100      03/01/2028        03/01/2007 A               30,086
----------------------------------------------------------------------------------------------------------------------------------
       170,000  MO Environmental Improvement
                & Energy Resources Authority
                (St. Louis County Water Company)                    5.500      02/01/2023        02/01/2007 A              170,214
----------------------------------------------------------------------------------------------------------------------------------
       950,000  MO Environmental Improvement
                & Energy Resources Authority
                (St. Louis County Water Company)                    5.500      11/01/2026        11/01/2006 A              951,197
----------------------------------------------------------------------------------------------------------------------------------
       315,000  MO Environmental Improvement
                & Energy Resources Authority
                (St. Louis County Water Company)                    5.700      06/01/2025        12/01/2006 A              315,277
----------------------------------------------------------------------------------------------------------------------------------
     1,040,000  MO Environmental Improvement
                & Energy Resources Authority
                (Union Electric Company)                            5.450      10/01/2028        10/01/2010 A            1,083,462
----------------------------------------------------------------------------------------------------------------------------------
        90,000  MO H&EFA (Freeman Health System)                    5.500      02/15/2024        02/15/2007 A               90,472
----------------------------------------------------------------------------------------------------------------------------------
     2,000,000  MO H&EFA (Lutheran Senior Services)                 5.750      02/01/2017        02/01/2007 A            2,079,720
----------------------------------------------------------------------------------------------------------------------------------
        25,000  MO H&EFA (St. Lukes-Shawnee Mission
                Heatlh System)                                      5.375      11/15/2021        11/15/2006 A               25,541
----------------------------------------------------------------------------------------------------------------------------------
        20,000  MO H&EFA (William Woods University)                 5.200      09/01/2029        09/01/2007 A               20,008
----------------------------------------------------------------------------------------------------------------------------------
        50,000  MO HDC (Single Family Hsg.)                         6.100      09/01/2024        09/01/2009 A               50,967
----------------------------------------------------------------------------------------------------------------------------------
     1,010,000  MO HDC (Single Family Hsg.)                         6.450      09/01/2029        11/01/2006 B            1,030,220
----------------------------------------------------------------------------------------------------------------------------------
       190,000  MO HDC (Single Family Hsg.)                         7.250      09/01/2026        03/01/2007 B              193,010
----------------------------------------------------------------------------------------------------------------------------------
        50,000  MO HDC (Truman Farm Villas)                         5.750      10/01/2011        10/01/2008 A               51,043
----------------------------------------------------------------------------------------------------------------------------------
     6,845,000  MO Hsg. Devel. Commission
                (Single Family Hsg.)                                6.230      03/01/2032        10/15/2009 B            7,217,916

                  55 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
MISSOURI Continued
$    6,000,000  MO Hsg. Devel. Commission
                (Single Family Mtg.)                                6.050%     03/01/2037        09/01/2015 A       $    6,559,860
----------------------------------------------------------------------------------------------------------------------------------
       200,000  Raymore, MO Tax Increment                           5.000      03/01/2012        03/01/2012                202,406
----------------------------------------------------------------------------------------------------------------------------------
       300,000  Raymore, MO Tax Increment                           5.000      03/01/2013        03/01/2013                303,024
----------------------------------------------------------------------------------------------------------------------------------
       275,000  Raymore, MO Tax Increment                           5.125      03/01/2014        03/01/2014                279,400
----------------------------------------------------------------------------------------------------------------------------------
       230,000  Raymore, MO Tax Increment                           5.125      03/01/2015        03/01/2015                233,130
----------------------------------------------------------------------------------------------------------------------------------
     2,420,000  Richmond Heights, MO Tax Increment
                & Transportation Sales Tax                          5.200      11/01/2021        05/01/2012 A            2,431,640
----------------------------------------------------------------------------------------------------------------------------------
        95,000  Sikeston, MO Electric                               5.000      06/01/2022        12/01/2006 A               95,656
----------------------------------------------------------------------------------------------------------------------------------
     2,215,000  Springfield, MO Land Clearance Devel.
                Authority (University Plaza Redevel. Corp.)         6.600      10/01/2011        10/01/2006 A            2,265,059
----------------------------------------------------------------------------------------------------------------------------------
       500,000  St. Joseph, MO IDA (Shoppes at North Village)       5.100      11/01/2019        11/01/2014 A              502,710
----------------------------------------------------------------------------------------------------------------------------------
        20,000  St. Louis County, MO IDA (Covington
                Manor Apartments)                                   6.200      08/20/2020        08/20/2011 A               21,014
----------------------------------------------------------------------------------------------------------------------------------
        10,000  St. Louis County, MO IDA (South Summit
                Apartments)                                         6.050      04/20/2027        04/20/2007 A               10,300
----------------------------------------------------------------------------------------------------------------------------------
        30,000  St. Louis, MO Airport (Lambert Field Fueling
                Facilities Corp.)                                   5.250      07/01/2022        07/01/2007 A               30,537
----------------------------------------------------------------------------------------------------------------------------------
       150,000  St. Louis, MO Airport (Lambert Field Fueling
                Facilities Corp.)                                   5.250      07/01/2027        07/01/2007 A              152,423
----------------------------------------------------------------------------------------------------------------------------------
        55,000  St. Louis, MO IDA (Anheuser-Busch
                Companies)                                          5.750      12/01/2027        12/01/2006 A               55,714
----------------------------------------------------------------------------------------------------------------------------------
       170,000  St. Louis, MO IDA (Anheuser-Busch
                Companies)                                          5.875      11/01/2026        11/01/2006 A              173,475
----------------------------------------------------------------------------------------------------------------------------------
       675,000  Strother, MO Interchange Transportation
                Devel. District (Lees Summit)                       5.000      05/01/2024        02/03/2012 B              681,885
----------------------------------------------------------------------------------------------------------------------------------
        10,000  University City, MO IDA
                (Canterbury Gardens)                                5.900      12/20/2020        12/20/2006 A               10,242
                                                                                                                    --------------

                                                                                                                        41,879,368
----------------------------------------------------------------------------------------------------------------------------------
MONTANA--0.0%
        35,000  Crow, MT Finance Authority (Tribal)                 5.650      10/01/2017        10/01/2007 A               36,359
----------------------------------------------------------------------------------------------------------------------------------
       120,000  Crow, MT Finance Authority (Tribal)                 5.700      10/01/2027        10/01/2009 A              124,699
----------------------------------------------------------------------------------------------------------------------------------
       100,000  MT Board of Hsg. (Single Family Mtg.)               6.150      06/01/2030        06/01/2007 A              102,218
----------------------------------------------------------------------------------------------------------------------------------
       380,000  MT Higher Education Student Assistance
                Corp.                                               5.500      12/01/2031        12/01/2008 A              389,378
                                                                                                                    --------------

                                                                                                                           652,654
----------------------------------------------------------------------------------------------------------------------------------
MULTI STATES--1.5%
    10,000,000  Charter Mac Equity Issuer Trust, Series B3-1        6.000      04/30/2015        04/30/2015             10,885,800
----------------------------------------------------------------------------------------------------------------------------------
     6,000,000  Munimae TE Bond Subsidiary                          5.125      11/29/2049        09/30/2015 D            6,228,900
----------------------------------------------------------------------------------------------------------------------------------
     8,000,000  Munimae TE Bond Subsidiary                          5.300      11/29/2049        09/30/2015 D            8,347,680
----------------------------------------------------------------------------------------------------------------------------------
     3,000,000  Munimae TE Bond Subsidiary                          5.500      11/29/2049        09/30/2015 D            3,151,650
                                                                                                                    --------------
                                                                                                                        28,614,030

                  56 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEBRASKA--0.0%
$       35,000  Dawson County, NE Sanitation
                & Improvement District                              5.550%     02/01/2017        02/01/2007 A       $       35,021
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Dawson County, NE Sanitation
                & Improvement District (IBP)                        5.250      02/01/2009        02/01/2007 A               50,042
----------------------------------------------------------------------------------------------------------------------------------
        15,000  NE Investment Finance Authority
                (Multifamily Hsg.)                                  6.000      12/01/2015        12/01/2006 A               15,126
----------------------------------------------------------------------------------------------------------------------------------
        70,000  NE Investment Finance Authority
                (Multifamily Hsg.)                                  6.200      06/01/2028        12/01/2006 A               70,981
----------------------------------------------------------------------------------------------------------------------------------
         5,000  NE Investment Finance Authority
                (Single Family Hsg.)                                6.700      09/01/2026        03/01/2007 A                5,063
----------------------------------------------------------------------------------------------------------------------------------
        10,000  NE Investment Finance Authority
                (Single Family Hsg.), Series C                      6.250      03/01/2021        05/01/2009 A               10,109
----------------------------------------------------------------------------------------------------------------------------------
       205,000  NE Student Loan (Nebhelp Inc.)                      6.000      06/01/2028        03/10/2008 A              205,937
----------------------------------------------------------------------------------------------------------------------------------
        85,000  Scotts Bluff County, NE Hospital Authority
                (Regional West Medical Center)                      6.375      12/15/2008        12/15/2006 A               85,130
                                                                                                                    --------------

                                                                                                                           477,409
----------------------------------------------------------------------------------------------------------------------------------
NEVADA--2.1%
     1,210,000  Clark County, NV Industrial Devel.
                (Nevada Power Company)                              5.600      10/01/2030        01/01/2007 A            1,214,489
----------------------------------------------------------------------------------------------------------------------------------
       400,000  Clark County, NV Industrial Devel.
                (Southwest Gas Corp.)                               5.450      03/01/2038        03/01/2013 A              423,376
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Humboldt County, NV Pollution Control
                (Sierra Pacific Power Company)                      6.550      10/01/2013        05/28/2007 A               15,273
----------------------------------------------------------------------------------------------------------------------------------
     8,555,000  Las Vegas, NV Paiute Tribe, Series A                6.125      11/01/2012        05/30/2010 C            9,121,854
----------------------------------------------------------------------------------------------------------------------------------
       200,000  Las Vegas, NV Paiute Tribe, Series A                6.625      11/01/2017        11/01/2012 A              223,908
----------------------------------------------------------------------------------------------------------------------------------
       200,000  NV Hsg. Division (Arville)                          6.500      10/01/2016        10/01/2006 A              204,278
----------------------------------------------------------------------------------------------------------------------------------
        40,000  NV Hsg. Division (Campaige Place)                   5.450      10/01/2018        10/01/2008 A               40,611
----------------------------------------------------------------------------------------------------------------------------------
       290,000  NV Hsg. Division (Multi Unit Hsg.)                  5.900      10/01/2016        04/01/2010 A              300,162
----------------------------------------------------------------------------------------------------------------------------------
        80,000  NV Hsg. Division (Single Family Mtg.)               5.300      04/01/2028        04/01/2009 A               80,590
----------------------------------------------------------------------------------------------------------------------------------
        10,000  NV Hsg. Division (Single Family Mtg.),
                Series B                                            5.650      10/01/2021        10/01/2010 A               10,309
----------------------------------------------------------------------------------------------------------------------------------
         5,000  NV Hsg. Division (Single Family Mtg.),
                Series D-2                                          6.350      04/01/2028        04/01/2008 A                5,099
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Reno, NV Hsg. Authority
                (Ala Moana Apartments)                              6.600      07/01/2026        01/01/2007 A               25,022
----------------------------------------------------------------------------------------------------------------------------------
     3,000,000  Reno, NV Redevel. Agency Tax Allocation,
                Series A 1                                          6.200      06/01/2018        12/01/2006 A            3,003,120
----------------------------------------------------------------------------------------------------------------------------------
        60,000  Washoe County, NV
                (Reno/Sparks Convention)                            5.600      07/01/2010        01/01/2007 A               60,095
----------------------------------------------------------------------------------------------------------------------------------
       200,000  Washoe County, NV Gas & Water Facilities
                (Sierra Pacific Power Company)                      5.900      06/01/2023        12/01/2006 A              202,128
----------------------------------------------------------------------------------------------------------------------------------
     4,800,000  Washoe County, NV Gas & Water Facilities
                (Sierra Pacific Power Company)                      6.300      12/01/2014        01/23/2007 A            4,882,848

                  57 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEVADA Continued
$    5,185,000  Washoe County, NV Gas Facility
                (Sierra Pacific Power Company)                      6.700%     11/01/2032        11/01/2006 A       $    5,283,204
----------------------------------------------------------------------------------------------------------------------------------
        30,000  Washoe County, NV Water Facility
                (Sierra Pacific Power Company)                      5.900      06/01/2023        12/01/2006 A               30,054
----------------------------------------------------------------------------------------------------------------------------------
    15,095,000  Washoe County, NV Water Facility
                (Sierra Pacific Power Company)                      6.650      06/01/2017        12/01/2006 A           15,490,187
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Washoe, NV HFC (Washoe Mills Apartments)            6.125      07/01/2022        01/01/2007 A               15,017
                                                                                                                    --------------

                                                                                                                        40,631,624
----------------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.7%
     2,000,000  Manchester, NH Hsg. & Redevel. Authority,
                Series A                                            6.750      01/01/2014        01/01/2010 A            2,168,120
----------------------------------------------------------------------------------------------------------------------------------
       125,000  NH HE&H Facilities Authority
                (Crotched Mountain Rehabilitation Center)           5.875      01/01/2020        01/01/2007 A              128,110
----------------------------------------------------------------------------------------------------------------------------------
       100,000  NH HE&H Facilities Authority
                (Dartmouth College)                                 5.550      06/01/2023        06/01/2008 A              103,121
----------------------------------------------------------------------------------------------------------------------------------
       100,000  NH HE&H Facilities Authority
                (Franklin Pierce College)                           5.250      10/01/2018        04/01/2010 A              102,946
----------------------------------------------------------------------------------------------------------------------------------
       150,000  NH HE&H Facilities Authority
                (New Hampton School)                                5.250      10/01/2018        10/01/2010 A              152,187
----------------------------------------------------------------------------------------------------------------------------------
     2,900,000  NH HE&H Facilities Authority
                (United Church of Christ Retirement
                Community)                                          7.350      01/01/2018        01/01/2007 A            2,966,642
----------------------------------------------------------------------------------------------------------------------------------
       210,000  NH HE&HFA (Dartmouth College)                       5.450      06/01/2025        12/01/2006 A              212,325
----------------------------------------------------------------------------------------------------------------------------------
         5,000  NH HFA                                              6.125      01/01/2018        01/01/2007 A                5,099
----------------------------------------------------------------------------------------------------------------------------------
        10,000  NH HFA (Multifamily)                                7.550      07/01/2013        01/01/2007 A               10,914
----------------------------------------------------------------------------------------------------------------------------------
        60,000  NH HFA (Prescott Hills Apartments)                  6.150      07/01/2040        01/01/2010 A               62,273
----------------------------------------------------------------------------------------------------------------------------------
       230,000  NH HFA (Single Family Mtg.)                         5.200      01/01/2024        07/01/2013 A              232,197
----------------------------------------------------------------------------------------------------------------------------------
     6,450,000  NH HFA (Single Family Mtg.)                         5.875      07/01/2021        03/01/2010 B            6,873,443
----------------------------------------------------------------------------------------------------------------------------------
        20,000  NH HFA (Single Family Mtg.)                         6.800      07/01/2025        01/01/2007 A               20,492
----------------------------------------------------------------------------------------------------------------------------------
        35,000  NH HFA (Single Family Mtg.), Series C               6.900      07/01/2019        01/01/2007 B               35,069
                                                                                                                    --------------

                                                                                                                        13,072,938
----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--5.8%
    10,885,000  Delaware River Port Authority PA/NJ                 5.500      01/01/2026        01/01/2007 A           11,118,048
----------------------------------------------------------------------------------------------------------------------------------
    14,000,000  NJ EDA (Cigarette Tax)                              5.625      06/15/2019        06/15/2010 A           14,734,580
----------------------------------------------------------------------------------------------------------------------------------
     3,500,000  NJ EDA (Continental Airlines)                       6.625      09/15/2012        09/15/2012              3,682,140
----------------------------------------------------------------------------------------------------------------------------------
     5,000,000  NJ EDA (Trigen-Trenton District Energy
                Company)                                            6.200      12/01/2010        12/01/2006 A            5,055,700
----------------------------------------------------------------------------------------------------------------------------------
       645,000  NJ Health Care Facilities Financing Authority
                (Raritan Bay Medical Center)                        7.250      07/01/2014        01/01/2007 A              664,221
----------------------------------------------------------------------------------------------------------------------------------
       750,000  NJ Tobacco Settlement Financing Corp.               6.125      06/01/2024        06/12/2010 B              810,323
----------------------------------------------------------------------------------------------------------------------------------
    56,325,000  NJ Tobacco Settlement Financing Corp.
                (TASC)                                              5.750      06/01/2032        06/01/2012 A           59,344,583

                  58 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$      155,000  NJ Tobacco Settlement Financing Corp.
                (TASC)                                              6.000%     06/01/2037        06/01/2012 A       $      165,754
----------------------------------------------------------------------------------------------------------------------------------
     7,100,000  NJ Tobacco Settlement Financing Corp.
                (TASC)                                              6.125      06/01/2042        06/01/2012 A            7,636,476
----------------------------------------------------------------------------------------------------------------------------------
     4,335,000  NJ Tobacco Settlement Financing Corp.
                (TASC)                                              6.375      06/01/2032        06/01/2013 A            4,758,096
----------------------------------------------------------------------------------------------------------------------------------
       865,000  NJ Tobacco Settlement Financing Corp.
                (TASC)                                              6.750      06/01/2039        06/01/2013 A              974,180
----------------------------------------------------------------------------------------------------------------------------------
     1,425,000  NJ Tobacco Settlement Financing Corp.
                (TASC)                                              7.000      06/01/2041        06/01/2013 A            1,636,655
                                                                                                                    --------------

                                                                                                                       110,580,756
----------------------------------------------------------------------------------------------------------------------------------
NEW MEXICO--1.0%
     3,500,000  Bernalillo County, NM Multifamily Hsg.
                (Mountain View)                                     7.500      09/20/2033        09/20/2008 A            3,779,195
----------------------------------------------------------------------------------------------------------------------------------
     1,175,000  Farmington, NM Pollution Control 1                  5.800      04/01/2022        10/01/2006 A            1,182,215
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Farmington, NM Pollution Control
                (Public Service Company of New Mexico)              5.700      12/01/2016        12/01/2006 A               25,580
----------------------------------------------------------------------------------------------------------------------------------
       300,000  Farmington, NM Pollution Control
                (Public Service Company of New Mexico)              5.800      04/01/2022        10/01/2006 A              301,842
----------------------------------------------------------------------------------------------------------------------------------
     4,075,000  Farmington, NM Pollution Control
                (Public Service Company of New Mexico)              6.300      12/01/2016        12/01/2008 A            4,170,681
----------------------------------------------------------------------------------------------------------------------------------
     1,160,000  Farmington, NM Pollution Control
                (Public Service Company of New Mexico) 1            6.375      04/01/2022        04/01/2007 A            1,198,500
----------------------------------------------------------------------------------------------------------------------------------
       160,000  Hobbs, NM Health Facilities (Evangelical
                Lutheran Good Samaritan Society)                    5.500      05/01/2026        11/01/2006 A              163,405
----------------------------------------------------------------------------------------------------------------------------------
        30,000  NM Mtg. Finance Authority
                (Single Family Mtg.)                                5.000      09/01/2022        03/01/2012 A               30,139
----------------------------------------------------------------------------------------------------------------------------------
        50,000  NM Mtg. Finance Authority
                (Single Family Mtg.)                                5.650      07/01/2009        01/01/2007 A               51,138
----------------------------------------------------------------------------------------------------------------------------------
         5,000  NM Mtg. Finance Authority
                (Single Family Mtg.)                                5.700      09/01/2014        09/01/2009 A                5,043
----------------------------------------------------------------------------------------------------------------------------------
        20,000  NM Mtg. Finance Authority
                (Single Family Mtg.)                                5.700      07/01/2029        07/01/2009 A               20,360
----------------------------------------------------------------------------------------------------------------------------------
     1,490,000  NM Mtg. Finance Authority
                (Single Family Mtg.)                                5.850      01/01/2037        12/01/2011 B            1,615,682
----------------------------------------------------------------------------------------------------------------------------------
         5,000  NM Mtg. Finance Authority
                (Single Family Mtg.)                                5.875      09/01/2021        03/01/2010 A                5,047
----------------------------------------------------------------------------------------------------------------------------------
     5,000,000  NM Mtg. Finance Authority
                (Single Family Mtg.)                                6.150      07/01/2037        08/15/2011 B            5,472,650
----------------------------------------------------------------------------------------------------------------------------------
       225,000  NM Regional Hsg. Authority (Washington
                Place Apartments)                                   5.500      08/15/2020        02/15/2013 A              237,278
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Santa Fe, NM Single Family Mtg.
                (FNMA & GNMA Mtg. Backed Securities),
                Series A                                            6.300      11/01/2028        11/01/2006 A               20,279

                  59 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW MEXICO Continued
$       25,000  Villa Hermosa, NM Affordable Hsg. Corp.
                (Villa Hermosa Apartments)                          5.900%     05/20/2027        05/20/2007 A       $       25,665
                                                                                                                    --------------

                                                                                                                        18,304,699
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK--0.6%
    10,000,000  Tobacco Settlement Financing
                Corp. (TASC) 2,9                                    5.500      06/01/2017        06/01/2011 B           10,732,000
----------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--1.2%
       255,000  Asheville, NC COP                                   6.500      02/01/2008        02/01/2007 A              255,533
----------------------------------------------------------------------------------------------------------------------------------
        80,000  Burlington, NC Public Housing Assistance
                Corp. (Alamance Plaza)                              6.750      07/01/2024        01/01/2007 A               82,070
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Columbus, NC IF&PCFA (International Paper
                Corp.)                                              6.150      04/01/2021        04/01/2007 A               20,557
----------------------------------------------------------------------------------------------------------------------------------
        35,000  Fayetteville, NC State University                   8.200      10/01/2009        10/01/2006 A               35,122
----------------------------------------------------------------------------------------------------------------------------------
        70,000  Halifax County, NC Industrial Facilities
                & Pollution Control (Champion International
                Corp.)                                              5.450      11/01/2033        11/01/2010 A               71,135
----------------------------------------------------------------------------------------------------------------------------------
     2,620,000  Haywood County, NC IF&PCFA (Champion
                International Corp.) 1                              5.500      10/01/2018        10/01/2006 A            2,635,851
----------------------------------------------------------------------------------------------------------------------------------
       795,000  Haywood County, NC IF&PCFA (Champion
                International Corp.)                                5.750      12/01/2025        12/01/2007 A              804,763
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Haywood County, NC IF&PCFA (Champion
                International Corp.)                                6.250      09/01/2025        03/01/2007 A               50,566
----------------------------------------------------------------------------------------------------------------------------------
        70,000  Haywood County, NC IF&PCFA (Champion
                International Corp.)                                6.850      05/01/2014        11/01/2006 A               70,161
----------------------------------------------------------------------------------------------------------------------------------
     1,865,000  Kinston, NC Hsg. Authority (Kinston Towers)         6.750      12/01/2018        10/10/2013 C            1,862,464
----------------------------------------------------------------------------------------------------------------------------------
       100,000  NC Eastern Municipal Power Agency                   5.700      01/01/2013        01/01/2007 A              102,488
----------------------------------------------------------------------------------------------------------------------------------
       115,000  NC Eastern Municipal Power Agency                   5.750      01/01/2026        01/01/2011 A              119,958
----------------------------------------------------------------------------------------------------------------------------------
       665,000  NC Eastern Municipal Power Agency, Series B         5.500      01/01/2017        01/01/2007 A              665,918
----------------------------------------------------------------------------------------------------------------------------------
       590,000  NC Eastern Municipal Power Agency, Series B         5.500      01/01/2021        01/01/2007 A              590,838
----------------------------------------------------------------------------------------------------------------------------------
       790,000  NC Eastern Municipal Power Agency, Series B         5.500      01/01/2021        01/01/2007 A              791,122
----------------------------------------------------------------------------------------------------------------------------------
     1,215,000  NC Eastern Municipal Power Agency, Series B         5.500      01/01/2021        01/01/2007 A            1,221,974
----------------------------------------------------------------------------------------------------------------------------------
        30,000  NC Eastern Municipal Power Agency, Series B         6.250      01/01/2023        01/01/2007 A               30,064
----------------------------------------------------------------------------------------------------------------------------------
     5,090,000  NC HFA                                              5.750      03/01/2017        03/01/2007 A            5,183,198
----------------------------------------------------------------------------------------------------------------------------------
        35,000  NC HFA                                              6.000      01/01/2016        07/01/2009 A               36,073
----------------------------------------------------------------------------------------------------------------------------------
     3,105,000  NC HFA                                              6.000      07/01/2016        07/01/2009 A            3,188,152
----------------------------------------------------------------------------------------------------------------------------------
        15,000  NC HFA (Single Family)                              5.350      09/01/2028        03/01/2008 A               15,437
----------------------------------------------------------------------------------------------------------------------------------
       140,000  NC HFA (Single Family)                              5.600      09/01/2019        09/01/2007 A              143,984
----------------------------------------------------------------------------------------------------------------------------------
        15,000  NC HFA (Single Family)                              5.700      09/01/2026        09/01/2009 A               15,389
----------------------------------------------------------------------------------------------------------------------------------
        10,000  NC HFA (Single Family)                              5.900      03/01/2007        03/01/2007                 10,064
----------------------------------------------------------------------------------------------------------------------------------
     1,910,000  NC HFA (Single Family)                              6.250      03/01/2028        03/01/2007 A            2,002,158
----------------------------------------------------------------------------------------------------------------------------------
        10,000  NC HFA, Series F                                    6.700      01/01/2027        01/01/2007 A               10,015
----------------------------------------------------------------------------------------------------------------------------------
        35,000  NC HFA, Series H                                    5.950      07/01/2021        01/01/2007 A               35,160

                  60 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA Continued
$        5,000  NC HFA, Series JJ                                   6.450%     09/01/2027        03/01/2008 A       $        5,075
----------------------------------------------------------------------------------------------------------------------------------
        10,000  NC HFA, Series Z                                    6.600      09/01/2026        03/01/2007 A               10,012
----------------------------------------------------------------------------------------------------------------------------------
     1,195,000  NC Medical Care Commission
                (GHC/GHS/GMH Obligated Group)                       5.500      02/15/2015        02/15/2007 A            1,228,376
----------------------------------------------------------------------------------------------------------------------------------
     1,425,000  NC Medical Care Commission
                (GHC/GHS/GMH Obligated Group)                       5.500      02/15/2019        02/15/2007 A            1,464,800
----------------------------------------------------------------------------------------------------------------------------------
        10,000  NC Medical Care Commission Hospital
                (Almance Health System)                             5.500      08/15/2013        02/15/2007 A               10,013
----------------------------------------------------------------------------------------------------------------------------------
        50,000  NC Medical Care Commission Hospital
                (Almance Health System)                             5.500      08/15/2024        02/15/2007 A               50,064
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Northampton County, NC IF&PCFA
                (Champion International Corp.)                      6.450      11/01/2029        11/01/2009 A               53,030
                                                                                                                    --------------

                                                                                                                        22,871,584
----------------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA--0.1%
        40,000  Fargo, ND Health System
                (Meritcare Hospital/Meritcare
                Med Group Obligated Group)                          5.375      06/01/2027        06/01/2007 A               41,165
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Mercer County, ND Pollution Control
                (Northwestern Public Service Company)               5.850      06/01/2023        12/01/2006 A               50,181
----------------------------------------------------------------------------------------------------------------------------------
       100,000  ND Board of Higher Education Student
                Services Facilities                                 5.500      08/01/2023        08/01/2015 A              102,989
----------------------------------------------------------------------------------------------------------------------------------
       645,000  ND HFA, Series B                                    5.300      07/01/2024        07/01/2012 A              661,460
----------------------------------------------------------------------------------------------------------------------------------
        15,000  ND HFA, Series F                                    5.550      01/01/2012        01/01/2010 A               15,207
----------------------------------------------------------------------------------------------------------------------------------
        80,000  ND Water Commission (Southwest Pipeline)            5.700      07/01/2017        07/01/2007 A               81,182
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Oliver County, ND Solid Waste
                (Square Butte Electric Cooperative)                 5.450      01/01/2024        01/01/2009 A               52,415
                                                                                                                    --------------

                                                                                                                         1,004,599
----------------------------------------------------------------------------------------------------------------------------------
OHIO--2.1%
       100,000  Adams County, OH Valley Local
                School District                                     5.250      12/01/2021        12/01/2006 A              101,739
----------------------------------------------------------------------------------------------------------------------------------
     3,025,000  Akron, Bath, Copley, OH Joint
                Township Hospital District
                (Akron General Medical Center)                      5.375      01/01/2017        01/01/2007 A            3,096,088
----------------------------------------------------------------------------------------------------------------------------------
        75,000  Akron, Bath, Copley, OH Joint
                Township Hospital District
                (Akron General Medical Center)                      5.375      01/01/2022        01/01/2007 A               76,766
----------------------------------------------------------------------------------------------------------------------------------
       685,000  Akron, Bath, Copley, OH Joint
                Township Hospital District
                (Akron General Medical Center) 1                    5.500      01/01/2008        01/01/2007 A              685,938
----------------------------------------------------------------------------------------------------------------------------------
        80,000  Akron, Bath, Copley, OH Joint
                Township Hospital District
                (Akron General Medical Center)                      5.500      01/01/2016        01/01/2007 A               80,110
----------------------------------------------------------------------------------------------------------------------------------
       290,000  Akron, Bath, Copley, OH Joint
                Township Hospital District
                (Akron General Medical Center) 1                    5.500      01/01/2021        01/01/2007 A              290,360

                  61 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$      100,000  Akron, Bath, Copley, OH Joint
                Township Hospital District
                (Akron General Medical Center)                      5.500%     01/01/2021        01/01/2007 A       $      100,131
----------------------------------------------------------------------------------------------------------------------------------
        70,000  Akron, OH Economic Devel.                           5.000      12/01/2018        12/01/2009 A               72,344
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Canton, OH Waterworks System                        5.750      12/01/2010        12/01/2006 A            1,021,650
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Canton, OH Waterworks System                        5.850      12/01/2015        12/01/2006 A            1,021,730
----------------------------------------------------------------------------------------------------------------------------------
        70,000  Centerville, OH GO                                  5.625      12/01/2026        12/01/2006 A               70,566
----------------------------------------------------------------------------------------------------------------------------------
     1,350,000  Cleveland, OH Airport (Continental Airlines) 1      5.500      12/01/2008        01/09/2007 C            1,346,207
----------------------------------------------------------------------------------------------------------------------------------
       120,000  Cleveland, OH Airport System                        5.125      01/01/2017        01/01/2008 A              122,608
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Cleveland, OH Airport System                        5.125      01/01/2022        01/01/2008 A              101,938
----------------------------------------------------------------------------------------------------------------------------------
       235,000  Cleveland, OH Airport System                        5.125      01/01/2027        01/01/2010 A              239,120
----------------------------------------------------------------------------------------------------------------------------------
        40,000  Cleveland, OH COP (Cleveland Stadium)               5.250      11/15/2027        11/15/2007 A               41,354
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Cleveland-Cuyahoga County,
                OH Port Authority                                   5.800      05/15/2027        11/15/2007 A              101,883
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Columbus, OH Municipal Airport Authority            5.000      01/01/2028        01/01/2008 A               51,104
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Columbus, OH Sewer Improvement Bonds                6.000      09/15/2010        03/15/2007 A               50,224
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Cuyahoga County, OH
                (RH Myers Apartments)                               6.500      09/20/2025        09/20/2007 A              102,129
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Cuyahoga County, OH Hospital
                (University Hospitals of Cleveland)                 9.000      06/01/2011        12/01/2006 A               11,301
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Cuyahoga County, OH Mtg.
                (Osborn Apartments)                                 5.350      05/20/2018        05/20/2008 A               25,320
----------------------------------------------------------------------------------------------------------------------------------
     1,075,000  Cuyahoga County, OH Mtg.
                (West Tech Apartments)                              5.450      03/20/2044        09/20/2012 A            1,110,572
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Cuyahoga County, OH Mtg.
                (West Tech Apartments)                              5.700      03/20/2043        09/20/2012 A               52,226
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Dayton, OH Special Facilities
                (EAFC/EWA Obligated Group)                          5.625      02/01/2018        02/01/2008 A               52,045
----------------------------------------------------------------------------------------------------------------------------------
         5,000  Franklin County, OH Hospital
                (Children's Hospital)                               5.750      11/01/2015        11/01/2006 A                5,057
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Franklin County, OH Hospital
                (Riverside United Methodist Hospital)               5.600      05/15/2007        05/15/2007                 25,289
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Franklin County, OH Mtg.
                (Gateway Apartment Homes)                           5.800      12/20/2028        12/20/2013 A              107,090
----------------------------------------------------------------------------------------------------------------------------------
        40,000  Franklin County, OH Mtg.
                (Villas at St. Therese)                             5.250      12/20/2039        12/20/2011 A               41,539
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Franklin County, OH Mtg.
                (Villas at St. Therese)                             5.500      07/01/2021        07/01/2008 A               20,499
----------------------------------------------------------------------------------------------------------------------------------
     3,845,000  Franklin County, OH Multifamily
                (Wellington Housing Partners)                       5.400      02/20/2043        02/20/2014 A            4,007,567
----------------------------------------------------------------------------------------------------------------------------------
        40,000  Hamilton County, OH (Judson Care Center)            6.500      08/01/2026        02/01/2007 A               41,285
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Kent, OH State University General Receipts          5.300      05/01/2013        11/01/2006 A               51,067
----------------------------------------------------------------------------------------------------------------------------------
        40,000  Kent, OH State University General Receipts          5.500      05/01/2017        11/01/2006 A               40,858

                  62 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$       40,000  Kent, OH State University General Receipts          5.500%     05/01/2028        11/01/2006 A       $       40,857
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Lake County, OH Sewer District Improvements         5.850      12/01/2016        12/01/2006 A               25,586
----------------------------------------------------------------------------------------------------------------------------------
       425,000  Lucas County, OH GO                                 6.500      12/01/2016        12/01/2006 A              435,464
----------------------------------------------------------------------------------------------------------------------------------
       200,000  Lucas County, OH Hospital (Toledo
                Hospital/Flower Hospital Obligated Group)           5.750      11/15/2011        11/15/2006 A              204,486
----------------------------------------------------------------------------------------------------------------------------------
        45,000  Lucas-Palmer, OH HDC (Palmer Gardens)               6.125      07/01/2025        07/01/2007 A               45,504
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Miamisburg, OH (Municipal Golf Course)              5.100      12/01/2021        12/01/2006 A               20,023
----------------------------------------------------------------------------------------------------------------------------------
        40,000  Middletown, OH GO                                   6.050      12/01/2013        12/01/2006 A               40,154
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Montgomery County, OH Multifamily Hsg.
                (Creekside Villas)                                  6.000      09/01/2031        09/01/2009 A               25,750
----------------------------------------------------------------------------------------------------------------------------------
        30,000  Muskingum County, OH Hospital Facilities
                (Franciscan Sisters of Christian Charity
                Healthcare Ministry)                                5.375      02/15/2012        02/15/2007 A               30,174
----------------------------------------------------------------------------------------------------------------------------------
       900,000  OH Air Quality Devel. Authority (Cincinnati
                Gas & Electric Company)                             5.450      01/01/2024        01/01/2007 A              901,215
----------------------------------------------------------------------------------------------------------------------------------
     3,155,000  OH Air Quality Devel. Authority (Cleveland
                Electric Illuminating Company)                      6.000      12/01/2013        12/01/2009 A            3,249,082
----------------------------------------------------------------------------------------------------------------------------------
       320,000  OH Air Quality Devel. Authority (Cleveland
                Electric Illuminating Company)                      6.000      08/01/2020        08/01/2007 A              330,170
----------------------------------------------------------------------------------------------------------------------------------
     1,520,000  OH Air Quality Devel. Authority (Cleveland
                Electric Illuminating Company)                      6.100      08/01/2020        08/01/2009 A            1,563,685
----------------------------------------------------------------------------------------------------------------------------------
        65,000  OH Air Quality Devel. Authority
                (JMG Funding)                                       5.625      10/01/2022        04/01/2007 A               66,815
----------------------------------------------------------------------------------------------------------------------------------
        95,000  OH Air Quality Devel. Authority
                (JMG Funding)                                       5.625      01/01/2023        08/01/2009 A               97,653
----------------------------------------------------------------------------------------------------------------------------------
        50,000  OH Capital Corp. for Hsg. (The Conifers)            6.300      06/01/2028        12/01/2006 A               51,204
----------------------------------------------------------------------------------------------------------------------------------
        35,000  OH Dept. of Transportation COP
                (Rickenbacker Port)                                 6.125      04/15/2015        10/15/2006 A               35,069
----------------------------------------------------------------------------------------------------------------------------------
        20,000  OH Economic Devel.                                  6.500      12/01/2009        12/01/2006 A               20,059
----------------------------------------------------------------------------------------------------------------------------------
       460,000  OH Economic Devel. (Astro Instrumentation)          5.450      06/01/2022        06/01/2012 A              489,684
----------------------------------------------------------------------------------------------------------------------------------
       240,000  OH Environmental Facilities
                (Ford Motor Company)                                5.950      09/01/2029        09/01/2029                228,919
----------------------------------------------------------------------------------------------------------------------------------
        60,000  OH HFA                                              5.250      09/01/2030        09/01/2010 A               60,724
----------------------------------------------------------------------------------------------------------------------------------
        10,000  OH HFA                                              5.300      09/01/2010        07/01/2009 A               10,057
----------------------------------------------------------------------------------------------------------------------------------
     2,000,000  OH HFA                                              5.375      03/01/2037        03/01/2016 A            2,154,940
----------------------------------------------------------------------------------------------------------------------------------
       105,000  OH HFA                                              5.625      09/01/2017        09/01/2009 A              106,406
----------------------------------------------------------------------------------------------------------------------------------
        15,000  OH HFA                                              5.750      09/01/2028        09/01/2009 A               15,327
----------------------------------------------------------------------------------------------------------------------------------
        65,000  OH HFA                                              5.750      09/01/2030        07/01/2009 A               65,544
----------------------------------------------------------------------------------------------------------------------------------
         5,000  OH HFA                                              6.050      09/01/2017        09/01/2007 A                5,152
----------------------------------------------------------------------------------------------------------------------------------
       110,000  OH HFA, Series C                                    5.750      09/01/2028        09/01/2009 A              113,069
----------------------------------------------------------------------------------------------------------------------------------
        50,000  OH Student Loan Funding Corp., Series A             7.250      02/01/2008        02/01/2007 A               50,463
----------------------------------------------------------------------------------------------------------------------------------
       125,000  OH Water Devel. Authority                           9.375      12/01/2010        12/01/2006 A              135,710
----------------------------------------------------------------------------------------------------------------------------------
        35,000  OH Water Devel. Authority (Cargill)                 6.300      09/01/2020        03/01/2007 A               35,394

                  63 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$      620,000  OH Water Devel. Authority
                (Cincinnati Gas &Electric)                          5.450%     01/01/2024        01/01/2007 A       $      624,036
----------------------------------------------------------------------------------------------------------------------------------
       205,000  OH Water Devel. Authority (Cleveland
                Electric Illuminating Company)                      6.100      08/01/2020        08/01/2007 A              211,417
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  OH Water Devel. Authority (General Motors
                Corp.)                                              5.900      06/15/2008        04/05/2008 C              999,890
----------------------------------------------------------------------------------------------------------------------------------
        60,000  OH Water Devel. Authority (Pure Water)              5.500      12/01/2018        12/01/2006 A               60,085
----------------------------------------------------------------------------------------------------------------------------------
       100,000  OH Water Devel. Authority (Pure Water)              6.000      12/01/2008        12/01/2006 A              100,192
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Pleasant, OH Local School District                  5.100      12/01/2018        12/01/2006 A               10,012
----------------------------------------------------------------------------------------------------------------------------------
     1,965,000  Port of Greater Cincinnati, OH Devel.
                Authority (Public Parking Infrastructure)           6.300      02/15/2024        02/15/2014 A            2,148,806
----------------------------------------------------------------------------------------------------------------------------------
     1,950,000  Port of Greater Cincinnati, OH Devel.
                Authority (Public Parking Infrastructure)           6.400      02/15/2034        02/15/2014 A            2,129,108
----------------------------------------------------------------------------------------------------------------------------------
       125,000  Reynoldsburgh, OH Health Care Facilities
                (Wesley Ridge)                                      6.150      10/20/2038        04/20/2007 A              130,373
----------------------------------------------------------------------------------------------------------------------------------
       215,000  Scioto County, OH Marine Terminal Facility
                (Norfolk & Western Railway Company)                 5.300      08/15/2013        11/19/2008 A              219,117
----------------------------------------------------------------------------------------------------------------------------------
        35,000  Toledo, OH Hsg. (Commodore Perry)                   5.450      12/01/2028        12/01/2010 A               36,058
----------------------------------------------------------------------------------------------------------------------------------
        40,000  Toledo, OH Multifamily
                (Hillcrest Apartments)                              5.250      12/01/2018        12/01/2010 A               41,089
----------------------------------------------------------------------------------------------------------------------------------
     8,510,000  Toledo-Lucas County, OH Port Authority
                (Bax Global)                                        6.250      11/01/2013        07/19/2010 A            8,958,988
----------------------------------------------------------------------------------------------------------------------------------
        55,000  University of Cincinnati, OH COP                    5.500      06/01/2013        12/01/2006 A               55,079
----------------------------------------------------------------------------------------------------------------------------------
        90,000  Wadsworth, OH Hsg. Devel. Corp.
                (Medina Hsg.)                                       6.200      03/01/2020        05/21/2017 C               89,873
                                                                                                                    --------------

                                                                                                                        40,834,166
----------------------------------------------------------------------------------------------------------------------------------
OKLAHOMA--1.8%
     1,040,000  Ardmore, OK Devel. Authority Tax                    5.000      11/01/2010        12/12/2008 C            1,034,457
----------------------------------------------------------------------------------------------------------------------------------
        85,000  Cherokee County, OK EDA
                (NSU Student Hsg.)                                  5.250      12/01/2034        12/01/2015 A               88,619
----------------------------------------------------------------------------------------------------------------------------------
        65,000  Edmond, OK EDA Student Hsg.
                (Collegiate Hsg. Foundation)                        5.375      12/01/2019        12/01/2010 A               65,647
----------------------------------------------------------------------------------------------------------------------------------
       385,000  McAlester, OK Public Works Authority                5.481 3    02/01/2030        02/01/2009 A              108,066
----------------------------------------------------------------------------------------------------------------------------------
     6,385,000  OK HFA                                              5.700      09/01/2035        06/18/2011 B            6,845,231
----------------------------------------------------------------------------------------------------------------------------------
       635,000  OK HFA (Homeownership Loans)                        6.550      03/01/2029        08/01/2007 B              662,464
----------------------------------------------------------------------------------------------------------------------------------
       125,000  OK HFA (Single Family Homeownership
                Loan Program)                                       5.500      09/01/2028        03/01/2013 A              130,188
----------------------------------------------------------------------------------------------------------------------------------
        30,000  OK HFA (Single Family Homeownership
                Loan Program)                                       5.750      03/01/2029        03/01/2007 B               30,211
----------------------------------------------------------------------------------------------------------------------------------
       105,000  OK HFA (Single Family Homeownership
                Loan Program)                                       5.850      09/01/2020        03/01/2011 A              105,391
----------------------------------------------------------------------------------------------------------------------------------
     1,225,000  OK HFA (Single Family Homeownership
                Loan Program)                                       6.400      09/01/2030        03/01/2009 A            1,237,017

                  64 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
OKLAHOMA Continued
$      595,000  OK HFA (Single Family Homeownership
                Loan Program)                                       6.450%     03/01/2029        03/01/2008 A       $      602,063
----------------------------------------------------------------------------------------------------------------------------------
       620,000  Oklahoma County, OK HFA
                (Single Family Mtg.)                                5.950      10/01/2035        02/01/2022 A              633,838
----------------------------------------------------------------------------------------------------------------------------------
     1,260,000  Oklahoma County, OK HFA
                (Single Family Mtg.)                                5.950      10/01/2035        02/01/2022 A            1,339,405
----------------------------------------------------------------------------------------------------------------------------------
     3,210,000  Oklahoma County, OK HFA
                (Single Family Mtg.)                                6.600      10/01/2035        02/01/2012 A            3,407,768
----------------------------------------------------------------------------------------------------------------------------------
       385,000  Rogers County, OK HFA (Multifamily Hsg.),
                Series A                                            7.750      08/01/2023        02/01/2007 A              397,832
----------------------------------------------------------------------------------------------------------------------------------
     4,225,000  Tulsa, OK Municipal Airport Trust
                (American Airlines)                                 5.375      12/01/2035        12/01/2006 D            4,225,676
----------------------------------------------------------------------------------------------------------------------------------
     8,555,000  Tulsa, OK Municipal Airport Trust
                (American Airlines)                                 5.650      12/01/2035        12/01/2008 D            8,579,296
----------------------------------------------------------------------------------------------------------------------------------
     5,000,000  Tulsa, OK Municipal Airport Trust
                (American Airlines)                                 6.000      06/01/2035        12/01/2008 D            5,051,600
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Washington County, OK Medical Authority
                (Jane Phillips Episcopal Hospital)                  6.125      11/01/2014        11/01/2006 A              101,644
                                                                                                                    --------------

                                                                                                                        34,646,413
----------------------------------------------------------------------------------------------------------------------------------
OREGON--0.2%
       200,000  Eugene, OR Electric Utility                         5.375      08/01/2012        02/01/2007 A              200,282
----------------------------------------------------------------------------------------------------------------------------------
        60,000  Eugene, OR Electric Utility                         5.375      08/01/2013        02/01/2007 A               60,082
----------------------------------------------------------------------------------------------------------------------------------
        35,000  Northern Wasco County, OR People's Utility
                District (Bonneville Power Administration)          5.200      12/01/2024        12/01/2006 A               35,038
----------------------------------------------------------------------------------------------------------------------------------
        30,000  OR (Elderly & Disabled Hsg.)                        5.700      08/01/2016        08/01/2008 A               30,569
----------------------------------------------------------------------------------------------------------------------------------
        25,000  OR Bond Bank (Economic Devel. Dept.)                6.000      01/01/2015        01/01/2007 A               25,046
----------------------------------------------------------------------------------------------------------------------------------
        40,000  OR GO (Elderly & Disabled Hsg.)                     5.450      08/01/2012        08/01/2007 A               40,452
----------------------------------------------------------------------------------------------------------------------------------
        35,000  OR GO (Elderly & Disabled Hsg.)                     5.450      08/01/2013        08/01/2007 A               35,393
----------------------------------------------------------------------------------------------------------------------------------
         5,000  OR Health & Science University                      5.250      07/01/2015        01/01/2007 A                5,106
----------------------------------------------------------------------------------------------------------------------------------
       150,000  OR Hsg. & Community Services Dept.
                (Multifamily), Series A                             5.950      07/01/2030        07/01/2010 A              155,066
----------------------------------------------------------------------------------------------------------------------------------
        40,000  OR Hsg. & Community Services Dept.
                (Single Family Mtg.)                                5.450      07/01/2029        09/15/2007 B               40,453
----------------------------------------------------------------------------------------------------------------------------------
       315,000  OR Hsg. & Community Services Dept.
                (Single Family Mtg.)                                5.700      07/01/2022        07/01/2009 A              320,850
----------------------------------------------------------------------------------------------------------------------------------
       960,000  OR Hsg. & Community Services Dept.
                (Single Family Mtg.) 1                              5.750      07/01/2025        02/13/2007 B              964,925
----------------------------------------------------------------------------------------------------------------------------------
        20,000  OR Hsg. & Community Services Dept.
                (Single Family Mtg.)                                6.000      07/01/2027        07/01/2007 A               20,338
----------------------------------------------------------------------------------------------------------------------------------
        85,000  OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series A                      5.800      07/01/2016        07/01/2007 A               86,361
----------------------------------------------------------------------------------------------------------------------------------
        10,000  OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series A                      6.200      07/01/2027        07/01/2009 A               10,293

                  65 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON       MATURITY        (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
OREGON Continued
$      215,000  OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series F                      5.650%     07/01/2028        07/01/2009 A       $      217,479
----------------------------------------------------------------------------------------------------------------------------------
        10,000  OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series H                      5.650      07/01/2028        07/01/2009 A               10,209
----------------------------------------------------------------------------------------------------------------------------------
        70,000  OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series H                      6.000      07/01/2027        07/01/2008 A               71,398
----------------------------------------------------------------------------------------------------------------------------------
       100,000  OR Hsg. & Community Services Dept.,
                Series B                                            5.900      07/01/2019        07/01/2009 A              102,911
----------------------------------------------------------------------------------------------------------------------------------
        35,000  OR Hsg. (Elderly & Disabled Hsg.)                   6.300      08/01/2026        02/01/2007 A               35,041
----------------------------------------------------------------------------------------------------------------------------------
        35,000  Port of Umatilla, OR Water                          6.450      08/01/2014        02/01/2007 A               35,271
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Port St. Helen's, OR Pollution Control
                (Portland General Electric Company)                 7.125      12/15/2014        12/15/2006 A               50,588
----------------------------------------------------------------------------------------------------------------------------------
       475,000  Washington County, OR Hsg. Authority
                (Bethany Meadows II)                                5.850      09/01/2027        09/01/2007 A              490,642
                                                                                                                    --------------

                                                                                                                         3,043,793
----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--2.8%
     7,375,000  Allegheny County, PA Airport (Pittsburgh
                International Airport) 1                            5.000      01/01/2019        01/01/2008 A            7,547,428
----------------------------------------------------------------------------------------------------------------------------------
     1,250,000  Allegheny County, PA HDA (West Penn
                Allegheny Health System)                            9.250      11/15/2022        11/15/2012 A            1,483,125
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Allegheny County, PA HDA (West Penn
                Allegheny Health System)                            9.250      11/15/2030        11/15/2010 A            1,184,500
----------------------------------------------------------------------------------------------------------------------------------
     1,300,000  Carbon County, PA IDA (Panther Creek
                Partners)                                           6.650      05/01/2010        11/17/2007 C            1,372,436
----------------------------------------------------------------------------------------------------------------------------------
    12,300,000  PA EDFA (National Gypsum Company)                   6.125      11/02/2027        11/02/2010 A           12,881,667
----------------------------------------------------------------------------------------------------------------------------------
     8,120,000  PA EDFA (National Gypsum Company)                   6.250      11/01/2027        04/01/2011 A            8,569,686
----------------------------------------------------------------------------------------------------------------------------------
     9,000,000  PA EDFA (Northampton Generating)                    6.400      01/01/2009        01/22/2008 C            8,999,910
----------------------------------------------------------------------------------------------------------------------------------
     2,000,000  PA EDFA (Northampton Generating)                    6.500      01/01/2013        12/24/2010 C            2,000,000
----------------------------------------------------------------------------------------------------------------------------------
         5,000  PA EDFA (Northampton Generating)                    6.750      01/01/2007        01/01/2007                  5,039
----------------------------------------------------------------------------------------------------------------------------------
       485,000  Philadelphia, PA Authority for Industrial
                Devel. (Cathedral Village)                          5.750      04/01/2034        10/01/2006 D              489,564
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Philadelphia, PA Authority for Industrial
                Devel. (Philadelphia Airport)                       5.000      07/01/2015        07/01/2008 A               25,643
----------------------------------------------------------------------------------------------------------------------------------
     8,515,000  Southeastern PA Transportation Authority            5.375      03/01/2022        03/01/2007 A            8,739,626
                                                                                                                    --------------

                                                                                                                        53,298,624
----------------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND--1.8%
     3,500,000  Central Falls, RI Detention Facility                6.750      01/15/2013        05/17/2011 C            3,750,880
----------------------------------------------------------------------------------------------------------------------------------
        55,000  RI Clean Water Finance Agency
                (Triton Ocean)                                      5.800      09/01/2022        09/01/2007 A               57,015
----------------------------------------------------------------------------------------------------------------------------------
       100,000  RI GO                                               5.500      08/01/2007        02/01/2007 A              100,626
----------------------------------------------------------------------------------------------------------------------------------
        80,000  RI Health & Educational Building Corp.
                (Johnson & Wales University)                        6.100      04/01/2026        10/01/2006 A               81,749
----------------------------------------------------------------------------------------------------------------------------------
        40,000  RI Health & Educational Building Corp.
                (Lifespan)                                          5.250      05/15/2026        05/15/2007 A               41,100

                  66 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON       MATURITY        (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND Continued
$       30,000  RI Student Loan Authority                           6.450%     12/01/2015        12/01/2006 A       $       30,383
----------------------------------------------------------------------------------------------------------------------------------
     1,370,000  RI Tobacco Settlement Financing Corp.
                (TASC)                                              6.250      06/01/2042        06/01/2012 A            1,459,817
----------------------------------------------------------------------------------------------------------------------------------
     3,140,000  RI Tobacco Settlement Financing Corp.
                (TASC), Series A                                    6.000      06/01/2023        01/12/2010 B            3,324,915
----------------------------------------------------------------------------------------------------------------------------------
    24,345,000  RI Tobacco Settlement Financing Corp.
                (TASC), Series A                                    6.125      06/01/2032        06/01/2012 A           25,928,155
                                                                                                                    --------------

                                                                                                                        34,774,640
----------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--2.3%
        70,000  Charleston County, SC Hospital Facilities
                (Medical Society Health)                            5.000      10/01/2022        10/01/2006 A               70,493
----------------------------------------------------------------------------------------------------------------------------------
       485,000  Charleston County, SC Hospital Facilities
                (Medical Society Health)                            5.500      10/01/2019        10/01/2006 A              487,284
----------------------------------------------------------------------------------------------------------------------------------
        65,000  Charleston County, SC Hospital Facilities
                (Medical Society Health)                            6.000      10/01/2009        10/01/2006 A               65,126
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Charleston County, SC School District Devel.
                Corp. COP (Central Administrative Building)         6.125      02/01/2008        02/01/2007 A               25,190
----------------------------------------------------------------------------------------------------------------------------------
     2,450,000  Darlington County, SC Industrial Devel.
                (Sonoco Products Company)                           6.000      04/01/2026        10/01/2006 A            2,496,648
----------------------------------------------------------------------------------------------------------------------------------
     3,045,000  Darlington County, SC Industrial Devel.
                (Sonoco Products Company)                           6.125      06/01/2025        06/01/2007 A            3,075,511
----------------------------------------------------------------------------------------------------------------------------------
       260,000  Florence County, SC Industrial Devel.
                (Stone Container Corp.)                             7.375      02/01/2007        02/01/2007                260,408
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Georgetown County, SC Environmental
                Improvement (International Paper Company)           5.700      10/01/2021        10/01/2009 A               20,617
----------------------------------------------------------------------------------------------------------------------------------
        90,000  Greenville Spartanburg, SC Airport District         5.250      07/01/2012        07/01/2008 A               91,886
----------------------------------------------------------------------------------------------------------------------------------
        30,000  Greenville Spartanburg, SC Airport District         5.250      07/01/2013        01/01/2007 A               30,627
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Laurens County, SC GO                               6.000      04/01/2008        10/01/2006 A               50,596
----------------------------------------------------------------------------------------------------------------------------------
        40,000  Marion County, SC Hospital District                 5.500      11/01/2015        11/01/2006 A               40,636
----------------------------------------------------------------------------------------------------------------------------------
       180,000  Orangeburg County, SC Solid Waste
                (South Carolina Electric & Gas Company)             5.700      11/01/2024        09/01/2009 A              181,445
----------------------------------------------------------------------------------------------------------------------------------
        60,000  Piedmont, SC Municipal Power Agency                 5.250      01/01/2021        01/01/2011 A               61,070
----------------------------------------------------------------------------------------------------------------------------------
     2,315,000  Richland County, SC Environmental
                Improvement (International Paper Company)           6.100      04/01/2023        04/01/2014 A            2,517,516
----------------------------------------------------------------------------------------------------------------------------------
     1,630,000  SC Connector 2000 Assoc. Toll Road, Series B        4.673 3    01/01/2011        01/01/2010 A            1,337,154
----------------------------------------------------------------------------------------------------------------------------------
     1,735,000  SC Connector 2000 Assoc. Toll Road, Series B 1      5.604 3    01/01/2021        01/01/2010 A              788,783
----------------------------------------------------------------------------------------------------------------------------------
       720,000  SC Connector 2000 Assoc. Toll Road, Series B 1      5.702 3    01/01/2026        01/01/2010 A              241,121
----------------------------------------------------------------------------------------------------------------------------------
        20,000  SC Education Assistance Authority
                (Student Loans)                                     6.000      09/01/2008        03/01/2007 A               20,024
----------------------------------------------------------------------------------------------------------------------------------
       715,000  SC Hsg. Finance & Devel. Authority                  5.875      07/01/2009        07/01/2009                729,472
----------------------------------------------------------------------------------------------------------------------------------
        30,000  SC Hsg. Finance & Devel. Authority                  5.950      07/01/2029        05/01/2009 A               30,783
----------------------------------------------------------------------------------------------------------------------------------
         5,000  SC Hsg. Finance & Redevel. Authority,
                Series A-2                                          6.750      07/01/2026        01/01/2007 A                5,007

                  67 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA Continued
$       40,000  SC Jobs-EDA
                (Anderson Area Medical Center)                      5.250%     02/01/2026        02/01/2007 A       $       40,670
----------------------------------------------------------------------------------------------------------------------------------
        65,000  SC Ports Authority                                  5.300      07/01/2026        02/01/2008 A               66,857
----------------------------------------------------------------------------------------------------------------------------------
    10,630,000  SC Tobacco Settlement Management
                Authority, Series B                                 6.000      05/15/2022        06/05/2010 B           11,292,887
----------------------------------------------------------------------------------------------------------------------------------
    15,475,000  SC Tobacco Settlement Management
                Authority, Series B                                 6.375      05/15/2028        05/15/2012 A           16,692,418
----------------------------------------------------------------------------------------------------------------------------------
     2,205,000  SC Tobacco Settlement Management
                Authority, Series B                                 6.375      05/15/2030        04/28/2017 C            2,535,177
----------------------------------------------------------------------------------------------------------------------------------
       130,000  SC Western Carolina Regional Sewer
                Authority                                           5.500      03/01/2010        03/01/2007 A              136,055
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Spartanburg County, SC Health Services              5.300      04/15/2025        10/15/2006 A               20,157
----------------------------------------------------------------------------------------------------------------------------------
       280,000  Spartanburg County, SC Health Services,
                Series A                                            5.500      04/15/2027        04/15/2007 A              287,913
                                                                                                                    --------------

                                                                                                                        43,699,531
----------------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--1.7%
        10,000  Grant County, SD Pollution Control
                (Northwestern Public Service Company)               5.900      06/01/2023        12/01/2006 A               10,018
----------------------------------------------------------------------------------------------------------------------------------
    13,815,000  SD Education Loans                                  5.600      06/01/2020        06/01/2010 A           14,383,764
----------------------------------------------------------------------------------------------------------------------------------
    10,135,000  SD Educational Enhancement Funding
                Corp. Tobacco Settlement                            6.500      06/01/2032        06/01/2013 A           11,098,433
----------------------------------------------------------------------------------------------------------------------------------
        50,000  SD H&EFA (Prairie Lakes Health Care System)         5.650      04/01/2022        04/01/2010 A               51,737
----------------------------------------------------------------------------------------------------------------------------------
     5,320,000  SD Hsg. Devel. Authority (Homeownership)            5.375      05/01/2018        11/01/2009 B            5,428,794
----------------------------------------------------------------------------------------------------------------------------------
     1,995,000  SD Hsg. Devel. Authority (Homeownership)            5.750      05/01/2031        11/01/2015 A            2,128,485
                                                                                                                    --------------

                                                                                                                        33,101,231
----------------------------------------------------------------------------------------------------------------------------------
TENNESSEE--0.3%
        15,000  Benton County, TN GO                                5.500      12/01/2021        12/01/2006 A               15,345
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Blount County, TN Hospital, Series B                5.125      07/01/2019        07/01/2008 A               10,053
----------------------------------------------------------------------------------------------------------------------------------
        45,000  Johnson City, TN Health & Educational
                Facilities Board (Johnson City Medical Center)      5.250      07/01/2016        01/01/2007 A               45,052
----------------------------------------------------------------------------------------------------------------------------------
        70,000  Johnson City, TX Electric                           5.700      05/01/2017        05/01/2007 A               70,112
----------------------------------------------------------------------------------------------------------------------------------
        60,000  Knox County, TN HE&HF (Baptist Health
                System of East Tennessee)                           5.500      04/15/2017        10/15/2006 A               61,862
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Maury County, TN Industrial Devel. Board
                (Occidental Petroleum Corp.)                        6.250      08/01/2018        08/01/2011 A            1,085,440
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Memphis, TN GO                                      5.250      11/01/2013        11/01/2006 A               15,020
----------------------------------------------------------------------------------------------------------------------------------
         5,000  Memphis, TN HFC (Saint's Court Apartments)          6.000      09/01/2013        09/01/2007 A                5,032
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Memphis-Shelby County, TN Airport Authority         6.000      03/01/2024        03/01/2010 A               26,864
----------------------------------------------------------------------------------------------------------------------------------
       160,000  Metropolitan Government Nashville
                & Davidson County, TN Water & Sewer                 5.500      01/01/2016        01/01/2007 A              161,325
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Shelby County, TN Health Educational
                & Hsg. Facilities (Christian Brothers University)   5.750      09/01/2012        09/01/2007 A               50,517

                  68 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
TENNESSEE Continued
$      390,000  Shelby County, TN Health Educational
                & Hsg. Facilities (Methodist Health Systems)        5.250%     08/01/2015        02/01/2007 A       $      390,402
----------------------------------------------------------------------------------------------------------------------------------
     3,000,000  Smyrna, TN Hsg. Assoc.
                (Imperial Garden Apartments)                        6.450      10/20/2035        10/20/2010 A            3,313,140
----------------------------------------------------------------------------------------------------------------------------------
        35,000  South Fulton, TN Industrial Devel. Board
                (Tyson Foods)                                       6.350      10/01/2015        10/01/2006 A               35,280
----------------------------------------------------------------------------------------------------------------------------------
        50,000  South Fulton, TN Industrial Devel. Board
                (Tyson Foods)                                       6.400      10/01/2020        10/01/2006 A               50,388
----------------------------------------------------------------------------------------------------------------------------------
        25,000  TN Hsg. Devel. Agency
                (Homeownership Program)                             5.500      07/01/2013        01/01/2010 A               25,831
----------------------------------------------------------------------------------------------------------------------------------
        25,000  TN Hsg. Devel. Agency
                (Homeownership Program)                             6.000      07/01/2011        07/01/2010 A               25,696
----------------------------------------------------------------------------------------------------------------------------------
        25,000  TN Hsg. Devel. Agency
                (Homeownership Program)                             6.050      07/01/2014        07/01/2011 A               25,139
----------------------------------------------------------------------------------------------------------------------------------
        20,000  TN Hsg. Devel. Agency (Homeownership)               5.250      07/01/2022        01/01/2012 A               20,122
----------------------------------------------------------------------------------------------------------------------------------
     1,020,000  TN Hsg. Devel. Agency (Homeownership)               5.400      07/01/2009        01/01/2007 A            1,039,258
----------------------------------------------------------------------------------------------------------------------------------
        25,000  TN Hsg. Devel. Agency (Homeownership)               5.850      07/01/2023        07/01/2009 A               25,120
----------------------------------------------------------------------------------------------------------------------------------
        15,000  TN Hsg. Devel. Agency (Homeownership)               6.050      07/01/2016        07/01/2008 A               15,146
----------------------------------------------------------------------------------------------------------------------------------
        10,000  TN Hsg. Devel. Agency (Homeownership)               6.375      07/01/2022        07/01/2008 A               10,224
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Unicoi County, TN Health Educational & Hsg.
                Facilities (Erwin Health Care Associates)           5.875      03/20/2016        03/20/2007 A               20,025
                                                                                                                    --------------

                                                                                                                         6,542,393
----------------------------------------------------------------------------------------------------------------------------------
TEXAS--12.0%
     6,350,000  Angelina & Neches, TX River Authority
                (Temple-Inland)                                     5.650      09/01/2012        09/02/2007 A            6,487,541
----------------------------------------------------------------------------------------------------------------------------------
     8,590,000  Austin, TX Convention Enterprises
                (Convention Center)                                 6.000      01/01/2023        01/01/2011 A            9,114,677
----------------------------------------------------------------------------------------------------------------------------------
    24,700,000  Austin, TX Convention Enterprises
                (Convention Center) 2,9                             5.750      01/01/2032        01/01/2011 B           25,506,085
----------------------------------------------------------------------------------------------------------------------------------
        65,000  Austin, TX Higher Education Authority
                (St. Edwards University)                            5.250      08/01/2023        08/01/2008 A               65,813
----------------------------------------------------------------------------------------------------------------------------------
       605,000  Austin, TX Utility System                           6.730 3    11/15/2014        11/15/2006 A              339,574
----------------------------------------------------------------------------------------------------------------------------------
       125,000  Bexar County, TX GO                                 5.750      08/15/2022        08/15/2010 A              133,034
----------------------------------------------------------------------------------------------------------------------------------
       150,000  Bexar County, TX HFC (American
                Opportunity for Hsg.-Cinnamon Creek)                5.750      12/01/2013        05/25/2011 C              154,107
----------------------------------------------------------------------------------------------------------------------------------
       120,000  Bexar County, TX HFC (Doral Club)                   8.750      10/01/2036        10/01/2013 A              120,925
----------------------------------------------------------------------------------------------------------------------------------
       410,000  Bexar, TX Metropolitan Water District               5.357 3    05/01/2032        05/01/2008 A              104,431
----------------------------------------------------------------------------------------------------------------------------------
       510,000  Bexar, TX Metropolitan Water District               5.875      05/01/2022        11/01/2006 A              515,977
----------------------------------------------------------------------------------------------------------------------------------
     1,525,000  Bexar, TX Metropolitan Water District               6.000      05/01/2015        11/01/2006 A            1,543,056
----------------------------------------------------------------------------------------------------------------------------------
     4,400,000  Brazos River Authority, TX
                (Centerpoint Energy)                                7.750      12/01/2018        12/01/2008 A            4,694,360
----------------------------------------------------------------------------------------------------------------------------------
     1,085,000  Brazos River Authority, TX
                (Johnson County Surface Water
                and Treatment System)                               5.800      09/01/2011        03/01/2007 A            1,086,725

                  69 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$      165,000  Brazos River Authority, TX
                (TXU Energy Company)                                6.300%     07/01/2032        07/01/2014 A       $      179,452
----------------------------------------------------------------------------------------------------------------------------------
       150,000  Brazos River Authority, TX
                (TXU Energy Company)                                6.750      10/01/2038        10/01/2014 A              169,373
----------------------------------------------------------------------------------------------------------------------------------
     6,325,000  Brazos River Authority, TX
                (TXU Energy Company)                                7.700      04/01/2033        04/01/2013 A            7,403,413
----------------------------------------------------------------------------------------------------------------------------------
    14,085,000  Brazos River Authority, TX
                (TXU Energy Company) 2,9                            6.750      04/01/2038        04/01/2013 D           15,705,960
----------------------------------------------------------------------------------------------------------------------------------
       265,000  Brazos River, TX Harbor Navigation
                District (Dow Chemical Company)                     6.625      05/15/2033        05/15/2012 A              297,648
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Cass County, TX Industrial Devel. Corp.
                (International Paper Company)                       6.000      09/01/2025        09/01/2012 A               26,662
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Cass County, TX Industrial Devel. Corp.
                (International Paper Company)                       6.250      04/01/2021        04/01/2007 A               51,419
----------------------------------------------------------------------------------------------------------------------------------
       285,000  Cass County, TX Industrial Devel. Corp.
                (International Paper Company)                       6.600      03/15/2024        03/15/2010 A              306,090
----------------------------------------------------------------------------------------------------------------------------------
        75,000  Cedar Hill, TX Independent School District          5.605 3    08/15/2015        08/15/2007 A               45,485
----------------------------------------------------------------------------------------------------------------------------------
        60,000  Collin County, TX HFC (Community College
                District Foundation)                                5.250      06/01/2023        12/01/2009 A               61,126
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Copperas Cove, TX HFDC
                (AHS/FH/JCH/MAH/MH Obligated Group)                 5.500      11/15/2017        11/15/2006 A               15,259
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Crandall, TX Independent School District            6.000      02/15/2024        02/15/2007 A               20,038
----------------------------------------------------------------------------------------------------------------------------------
    20,000,000  Dallas-Fort Worth, TX
                International Airport 2,9                           5.500      11/01/2021        05/01/2008             20,855,200
----------------------------------------------------------------------------------------------------------------------------------
    15,500,000  Dallas-Fort Worth, TX
                International Airport 2,9                           5.000      11/01/2015        11/01/2008 B           15,977,478
----------------------------------------------------------------------------------------------------------------------------------
    15,000,000  Dallas-Fort Worth, TX
                International Airport, Series A 2,9                 6.125      11/01/2035        01/01/2009 B           15,991,950
----------------------------------------------------------------------------------------------------------------------------------
    10,000,000  Dallas-Fort Worth, TX
                International Airport 2,9                           5.500      11/01/2035        11/01/2010 B           10,672,250
----------------------------------------------------------------------------------------------------------------------------------
       100,000  De Soto, TX Park Devel. Corp.                       5.250      02/15/2016        02/15/2016 A              100,131
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Dilley, TX Special Project
                (Dept. of Criminal Justice)                         7.000      04/01/2009        10/01/2006 A               15,253
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Galveston, TX HFC (Friendswood)                     6.250      04/01/2029        10/01/2006 A               20,207
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Gulf Coast, TX IDA (Valero Energy Corp.)            5.600      12/01/2031        06/01/2010 A               20,440
----------------------------------------------------------------------------------------------------------------------------------
     3,575,000  Gulf Coast, TX Waste Disposal Authority
                (International Paper Company) 1                     6.100      08/01/2024        08/01/2012 A            3,855,137
----------------------------------------------------------------------------------------------------------------------------------
       120,000  Gulf Coast, TX Waste Disposal Authority
                (Valero Energy Corp.)                               5.600      04/01/2032        04/01/2010 A              122,539
----------------------------------------------------------------------------------------------------------------------------------
        30,000  Gulf Coast, TX Waste Disposal Authority
                (Valero Energy Corp.)                               6.650      04/01/2032        04/01/2011 A               32,429
----------------------------------------------------------------------------------------------------------------------------------
        40,000  Harlingen, TX Consolidated Independent
                School District                                     5.650      08/15/2029        08/15/2009 A               42,277
----------------------------------------------------------------------------------------------------------------------------------
    15,000,000  Harris County, TX (Toll Road) 2,9                   5.250      08/15/2035        08/15/2009 B           15,705,075

                  70 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$      160,000  Harris County, TX Health Facilities Devel.
                Authority (Memorial Hospital Systems)               5.500%     06/01/2024        06/01/2007 A       $      164,704
----------------------------------------------------------------------------------------------------------------------------------
     4,053,000  Harris County, TX HFC                               6.300      09/01/2032        01/18/2008 B            4,099,731
----------------------------------------------------------------------------------------------------------------------------------
        80,000  Harris County, TX IDC (Continental Airlines)        5.375      07/01/2019        08/09/2014 C               75,003
----------------------------------------------------------------------------------------------------------------------------------
     2,343,000  Heart of TX HFC (Waco Parkside Village)             7.400      09/20/2035        09/20/2011 A            2,548,739
----------------------------------------------------------------------------------------------------------------------------------
        95,000  Houston, TX Airport Special Facilities
                (Continental Airlines)                              5.500      07/15/2017        07/15/2007 A               96,123
----------------------------------------------------------------------------------------------------------------------------------
     5,265,000  Houston, TX Airport Special Facilities
                (Continental Airlines)                              6.125      07/15/2017        07/15/2007 A            5,267,211
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Houston, TX Airport System                          5.000      07/01/2025        07/01/2008 A               20,186
----------------------------------------------------------------------------------------------------------------------------------
     2,305,000  Houston, TX Hsg. Corp. (6800 Long Drive
                Apartments)                                         6.625      02/01/2020        02/01/2007 A            2,368,480
----------------------------------------------------------------------------------------------------------------------------------
       110,000  Lancaster, TX GO                                    5.500      02/15/2009        02/15/2007 A              110,166
----------------------------------------------------------------------------------------------------------------------------------
        40,000  Lewisville, TX HFC (Lewisville Limited)             5.600      12/01/2029        12/01/2007 A               40,324
----------------------------------------------------------------------------------------------------------------------------------
    11,670,000  Lower CO River Authority, TX Pollution
                Control (Samsung Electronics Company)               6.375      04/01/2027        04/01/2007 A           12,062,462
----------------------------------------------------------------------------------------------------------------------------------
       220,000  Lubbock, TX HFC (Las Colinas Quail
                Creek Apartments)                                   6.750      07/01/2012        07/01/2012                224,000
----------------------------------------------------------------------------------------------------------------------------------
       125,000  Matagorda County, TX Navigation District
                (Centerpoint Energy)                                8.000      05/01/2029        04/10/2008 A              133,265
----------------------------------------------------------------------------------------------------------------------------------
       565,000  Matagorda County, TX Navigation District
                (Central Power & Light Company)                     6.125      05/01/2030        11/01/2006 A              577,351
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Metro, TX HFDC (Wilson N. Jones
                Memorial Hospital)                                  5.500      01/01/2012        01/01/2007 A               20,027
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Metro, TX HFDC (Wilson N. Jones
                Memorial Hospital)                                  5.600      01/01/2017        01/01/2007 A               10,169
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Montgomery County, TX Municipal
                Utility District No. 40 (Waterworks & Sewer)        5.000      03/01/2019        03/01/2007 A               50,056
----------------------------------------------------------------------------------------------------------------------------------
        25,000  North Central, TX Health Facility Devel.
                Corp. (Zale Lipshy University Hospital)             5.450      04/01/2019        04/01/2007 A               25,654
----------------------------------------------------------------------------------------------------------------------------------
        25,000  North Forest, TX Municipal Water District
                (Murphy Sanitation & Sewer System)                  6.200      07/10/2009        01/10/2007 A               25,040
----------------------------------------------------------------------------------------------------------------------------------
       105,000  Nueces County, TX HFC
                (Dolphins Landing Apartments)                       8.000      07/01/2030        07/01/2010 A              111,503
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Pearsall, TX Independent School District            5.250      02/15/2025        02/15/2007 A               50,054
----------------------------------------------------------------------------------------------------------------------------------
     3,000,000  Permian Basin, TX HFC (Single Family Mtg.)          5.650      01/01/2038        07/01/2016 A            3,234,960
----------------------------------------------------------------------------------------------------------------------------------
       400,000  Permian Basin, TX HFC (Single Family Mtg.)          5.750      01/01/2038        07/01/2016 A              411,172
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Port of Corpus Christi, TX Industrial Devel.
                Corp. (Valero Energy Corp.)                         5.400      04/01/2018        04/01/2010 A               10,348
----------------------------------------------------------------------------------------------------------------------------------
       465,000  Sabine, TX River Authority Pollution Control
                (TXU Electric Company)                              6.450      06/01/2021        06/01/2010 A              496,913
----------------------------------------------------------------------------------------------------------------------------------
        50,000  San Antonia, TX Airport System                      5.700      07/01/2012        07/01/2007 A               50,568
----------------------------------------------------------------------------------------------------------------------------------
       640,000  San Antonio, TX Airport System                      5.700      07/01/2010        01/01/2007 A              647,264

                  71 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$      115,000  San Antonio, TX Hotel Occupancy Tax
                (Henry Gonzalez)                                    5.700%     08/15/2026        02/15/2007 A       $      117,646
----------------------------------------------------------------------------------------------------------------------------------
        35,000  San Marcos, TX Hsg. Authority                       5.800      11/01/2010        11/01/2006 A               35,043
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Sanger, TX Independent School District              5.750      07/01/2027        01/01/2007 A               15,024
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Southlake Parks, TX Devel. Corp.                    5.375      08/15/2021        02/15/2007 A               15,018
----------------------------------------------------------------------------------------------------------------------------------
       230,000  Tarrant County, TX HFDC (TX Health
                Resources System)                                   5.250      02/15/2022        02/15/2008 A              238,319
----------------------------------------------------------------------------------------------------------------------------------
        65,000  Texoma Area, TX Solid Waste Authority
                (Initial Facility)                                  5.500      02/15/2029        02/15/2010 A               66,318
----------------------------------------------------------------------------------------------------------------------------------
       125,000  Trinity, TX River Authority
                (TXU Energy Company)                                6.250      05/01/2028        05/01/2013 A              136,301
----------------------------------------------------------------------------------------------------------------------------------
     3,545,000  TX Affordable Hsg. Corp.
                (Fire Fighter & Law Security)                       5.250      09/01/2039        09/01/2020 A            3,741,677
----------------------------------------------------------------------------------------------------------------------------------
     3,300,000  TX Affordable Hsg. Corp.
                (Professional Educators)                            5.100      09/01/2039        03/01/2015 A            3,487,836
----------------------------------------------------------------------------------------------------------------------------------
    12,650,000  TX Affordable Hsg. Corp.
                (Single Family Mtg.) 8                              5.300      10/01/2039        10/01/2021 A           13,415,452
----------------------------------------------------------------------------------------------------------------------------------
        25,000  TX College Student Loans                            5.000      08/01/2013        02/01/2007 A               25,017
----------------------------------------------------------------------------------------------------------------------------------
     1,595,000  TX Dept. of Hsg. & Community Affairs                5.200      01/01/2025        11/26/2007 C            1,632,020
----------------------------------------------------------------------------------------------------------------------------------
        10,000  TX Dept. of Hsg. & Community Affairs                5.350      07/01/2033        07/01/2011 A               10,376
----------------------------------------------------------------------------------------------------------------------------------
       715,000  TX Dept. of Hsg. & Community Affairs
                (Single Family)                                     5.650      03/01/2029        09/01/2009 A              733,640
----------------------------------------------------------------------------------------------------------------------------------
       715,000  TX Dept. of Hsg. & Community Affairs
                (Single Family)                                     5.700      09/01/2029        09/01/2009 A              733,862
----------------------------------------------------------------------------------------------------------------------------------
       300,000  TX Dept. of Hsg. & Community Affairs
                (Single Family)                                     5.800      09/01/2029        09/01/2007 A              308,331
----------------------------------------------------------------------------------------------------------------------------------
        65,000  TX Dormitory Finance Authority
                (Temple Junior College Foundation)                  5.875      09/01/2022        09/01/2012 A               69,407
----------------------------------------------------------------------------------------------------------------------------------
     3,385,000  TX GO                                               5.500      08/01/2016        08/01/2007 A            3,434,692
----------------------------------------------------------------------------------------------------------------------------------
       260,000  TX GO                                               5.750      08/01/2020        02/01/2007 A              260,411
----------------------------------------------------------------------------------------------------------------------------------
        35,000  TX GO                                               6.000      12/01/2030        12/01/2010 A               37,331
----------------------------------------------------------------------------------------------------------------------------------
        25,000  TX GO                                               6.250      12/01/2026        12/01/2010 A               25,534
----------------------------------------------------------------------------------------------------------------------------------
         5,000  TX Panhandle Elderly Apartments Corp.
                (Pampa Partnership Ltd.)                            7.000      05/01/2010        06/18/2008 C                4,958
----------------------------------------------------------------------------------------------------------------------------------
     1,365,000  TX Panhandle HFA (Amarillo Affordable Hsg.)         6.250      03/01/2010        09/28/2008 C            1,314,263
----------------------------------------------------------------------------------------------------------------------------------
     2,520,000  TX Panhandle HFA (Amarillo Affordable Hsg.)         6.625      03/01/2020        03/11/2016 C            2,316,283
----------------------------------------------------------------------------------------------------------------------------------
     4,675,000  TX Panhandle HFA (Amarillo Affordable Hsg.)         6.750      03/01/2031        10/24/2026 C            4,191,278
----------------------------------------------------------------------------------------------------------------------------------
        50,000  TX State College Student Loans                      5.750      08/01/2012        02/01/2007 A               50,076
----------------------------------------------------------------------------------------------------------------------------------
        25,000  TX State College Student Loans                      6.000      08/01/2015        02/01/2007 A               25,040
----------------------------------------------------------------------------------------------------------------------------------
        75,000  TX State College Student Loans                      6.000      08/01/2016        02/01/2007 A               75,115
----------------------------------------------------------------------------------------------------------------------------------
       515,000  TX State College Student Loans                      6.000      08/01/2019        02/01/2007 A              521,659
----------------------------------------------------------------------------------------------------------------------------------
       135,000  TX State Veterans Hsg. Assistance, Series B         6.100      06/01/2031        12/01/2009 A              142,281

                  72 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$      205,000  TX Veterans Hsg. Assistance                         5.500%     06/01/2032        12/01/2010 A       $      210,703
----------------------------------------------------------------------------------------------------------------------------------
       305,000  TX Veterans Hsg. Assistance, Series A               5.150      06/01/2024        12/01/2009 A              308,138
----------------------------------------------------------------------------------------------------------------------------------
        25,000  TX Veterans Hsg. Assistance, Series A               5.400      12/01/2011        12/01/2007 A               25,760
----------------------------------------------------------------------------------------------------------------------------------
        25,000  TX Veterans Hsg. Assistance, Series A               5.450      12/01/2012        12/01/2007 A               25,751
----------------------------------------------------------------------------------------------------------------------------------
        35,000  TX Water Devel. Board                               5.250      07/15/2017        01/15/2007 A               35,042
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Willacy County, TX Local Government Corp.           6.000      03/01/2009        09/13/2008 C            1,022,840
----------------------------------------------------------------------------------------------------------------------------------
       625,000  Willow Fork, TX Drain District, Series A            5.250      09/01/2011        03/01/2007 A              625,681
                                                                                                                    --------------

                                                                                                                       229,924,192
----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--0.6%
     1,225,000  Puerto Rico Children's Trust Fund (TASC)            5.375      05/15/2033        05/15/2012 A            1,263,575
----------------------------------------------------------------------------------------------------------------------------------
     5,000,000  Puerto Rico Commonwealth GO 1                       5.250      07/01/2022        07/01/2013 A            5,334,450
----------------------------------------------------------------------------------------------------------------------------------
     3,850,000  Puerto Rico Municipal Finance Agency,
                Series A 2,9                                        5.750      08/01/2013        08/01/2009 B            4,123,543
----------------------------------------------------------------------------------------------------------------------------------
       750,000  V.I. Public Finance Authority, Series A             6.375      10/01/2019        10/01/2010 A              825,675
                                                                                                                    --------------

                                                                                                                        11,547,243
----------------------------------------------------------------------------------------------------------------------------------
UTAH--2.1%
     4,210,000  Eagle Mountain, UT Special Assessment               6.250      05/01/2013        11/01/2006 A            4,227,472
----------------------------------------------------------------------------------------------------------------------------------
    12,560,000  Emery County, UT Environmental
                Improvement (Pacificorp)                            6.150      09/01/2030        03/01/2007 A           12,833,306
----------------------------------------------------------------------------------------------------------------------------------
       525,000  Emery County, UT Pollution Control
                (Pacificorp)                                        5.625      11/01/2023        11/01/2006 A              525,714
----------------------------------------------------------------------------------------------------------------------------------
       240,000  Emery County, UT Pollution Control
                (Pacificorp)                                        5.650      11/01/2023        11/01/2006 A              240,374
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Intermountain, UT Power Agency                      5.000      07/01/2013        01/01/2007 A               10,011
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Intermountain, UT Power Agency                      6.150      07/01/2014        01/01/2007 A               25,467
----------------------------------------------------------------------------------------------------------------------------------
        10,000  St. George, UT Industrial Devel. (Albertson's)      5.400      07/15/2008        07/15/2008                  9,915
----------------------------------------------------------------------------------------------------------------------------------
    19,250,000  Tooele County, UT Hazardous Waste
                Treatment (Union Pacific Corp.)                     5.700      11/01/2026        04/28/2008 A           20,012,300
----------------------------------------------------------------------------------------------------------------------------------
     1,045,000  UT HFA                                              5.950      01/01/2029        01/01/2007 A            1,063,246
----------------------------------------------------------------------------------------------------------------------------------
        15,000  UT HFA                                              6.450      07/01/2027        01/01/2008 A               15,339
----------------------------------------------------------------------------------------------------------------------------------
        30,000  UT State Building Ownership Authority,
                Series A                                            5.750      08/15/2011        02/15/2007 A               30,216
----------------------------------------------------------------------------------------------------------------------------------
        20,000  UT University Campus Facilities System,
                Series A                                            6.750      10/01/2014        10/01/2006 A               20,155
----------------------------------------------------------------------------------------------------------------------------------
       935,000  Utah County, UT Hospital
                (IHC Health Services)                               5.250      08/15/2021        08/15/2007 A              957,075
                                                                                                                    --------------

                                                                                                                        39,970,590
----------------------------------------------------------------------------------------------------------------------------------
VERMONT--0.1%
        20,000  VT E&HBFA (Lyndon Institute)                        6.000      12/01/2006        12/01/2006                 20,034
----------------------------------------------------------------------------------------------------------------------------------
        50,000  VT E&HBFA (Lyndon Institute)                        6.600      12/01/2014        12/01/2006 A               51,120
----------------------------------------------------------------------------------------------------------------------------------
       140,000  VT E&HBFA (Middlebury College)                      5.375      11/01/2026        11/01/2006 A              142,969
----------------------------------------------------------------------------------------------------------------------------------
        70,000  VT E&HBFA (Middlebury College)                      5.500      11/01/2016        11/01/2006 A               71,502
----------------------------------------------------------------------------------------------------------------------------------
        35,000  VT HFA (Multifamily Hsg.), Series A                 5.750      02/15/2029        02/15/2009 A               35,641

                  73 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
VERMONT Continued
$    1,030,000  VT HFA (Single Family)                              5.450%     05/01/2026        11/01/2009 A       $    1,039,311
----------------------------------------------------------------------------------------------------------------------------------
        40,000  VT HFA (Single Family)                              5.500      11/01/2021        05/01/2011 A               40,830
----------------------------------------------------------------------------------------------------------------------------------
        50,000  VT HFA (Single Family), Series 11A                  5.900      05/01/2019        01/15/2007 B               50,523
----------------------------------------------------------------------------------------------------------------------------------
       265,000  VT HFA (Single Family), Series 7A                   6.250      11/01/2022        11/01/2007 A              265,485
                                                                                                                    --------------

                                                                                                                         1,717,415
----------------------------------------------------------------------------------------------------------------------------------
VIRGINIA--1.8%
       780,000  Alexandria, VA IDA Pollution Control
                (Potomac Electric Power Company) 1                  5.375      02/15/2024        11/01/2006 A              781,006
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Chesapeake, VA Water & Sewer                        5.000      12/01/2025        12/01/2007 A               15,197
----------------------------------------------------------------------------------------------------------------------------------
     2,920,000  Fairfax County, VA Redevel. & Hsg.
                Authority (Burke Shire Commons)                     7.600      10/01/2036        10/01/2006 A            3,053,006
----------------------------------------------------------------------------------------------------------------------------------
     2,730,000  Fairfax County, VA Water Authority                  6.000      04/01/2022        04/01/2007 A            2,815,586
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Norfolk, VA Water                                   5.875      11/01/2020        11/01/2006 A            1,021,680
----------------------------------------------------------------------------------------------------------------------------------
     3,700,000  Pittsylvania County, VA IDA
                (Multitrade of Pittsylvania)                        7.450      01/01/2009        01/01/2007 A            3,758,201
----------------------------------------------------------------------------------------------------------------------------------
     5,200,000  Pittsylvania County, VA IDA
                (Multitrade of Pittsylvania)                        7.500      01/01/2014        01/01/2007 A            5,282,940
----------------------------------------------------------------------------------------------------------------------------------
     6,150,000  Pittsylvania County, VA IDA
                (Multitrade of Pittsylvania)                        7.550      01/01/2019        01/01/2007 A            6,244,710
----------------------------------------------------------------------------------------------------------------------------------
     3,100,000  Pocahontas Parkway Assoc., VA
                (Route 895 Connector Toll Road)                     5.250      08/15/2008        08/15/2008              3,197,270
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Richmond, VA IDA (Virginia Commonwealth
                University Real Estate Foundation)                  5.550      01/01/2031        01/01/2013 A              106,843
----------------------------------------------------------------------------------------------------------------------------------
       750,000  VA Gateway Community Devel. Authority               6.375      03/01/2030        03/01/2013 A              818,670
----------------------------------------------------------------------------------------------------------------------------------
     7,215,000  VA Tobacco Settlement Authority (TASC)              5.625      06/01/2037        06/01/2015 A            7,610,671
                                                                                                                    --------------

                                                                                                                        34,705,780
----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON--2.5%
        20,000  Chelan County, WA Public Utility District
                No. 1 (Chelan Hydro Consolidated System)            5.650      07/01/2032        07/01/2009 A               20,551
----------------------------------------------------------------------------------------------------------------------------------
       125,000  Chelan County, WA Public Utility District
                No. 1 (Chelan Hydro Construction System)            5.600      07/01/2032        07/01/2007 A              128,478
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Chelan County, WA Public Utility District
                No. 1 (Rocky Reach Hydroelectric)                   5.125      07/01/2023        01/01/2007 A               20,019
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Grant County, WA Public Utility District            5.875      01/01/2026        01/01/2007 A               51,081
----------------------------------------------------------------------------------------------------------------------------------
        15,000  King County, WA Hsg. Authority
                (Cascadian Apartments)                              6.850      07/01/2024        01/01/2007 A               15,053
----------------------------------------------------------------------------------------------------------------------------------
       150,000  King County, WA Hsg. Authority
                (Fairwood Apartments)                               6.000      12/01/2025        12/01/2006 A              152,285
----------------------------------------------------------------------------------------------------------------------------------
        75,000  Pierce County, WA Hsg. Authority                    5.800      12/01/2023        12/01/2008 A               76,913
----------------------------------------------------------------------------------------------------------------------------------
       395,000  Port Kalama, WA, Series B                           5.550      12/01/2010        12/01/2006 A              395,735
----------------------------------------------------------------------------------------------------------------------------------
       900,000  Seattle, WA Hsg. Authority
                (Hilltop Manor/Spring Manor)                        5.375      10/20/2018        03/16/2013 B              975,528

                  74 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON Continued
$    1,545,000  Seattle, WA Hsg. Authority
                (Hilltop Manor/Spring Manor)                        5.875%     10/20/2028        10/20/2013 A       $    1,781,339
----------------------------------------------------------------------------------------------------------------------------------
     1,170,000  Snohomish County, WA
                (Cedar Street Apartments)                           6.300      05/01/2017        05/01/2007 A            1,182,484
----------------------------------------------------------------------------------------------------------------------------------
     1,510,000  Snohomish County, WA
                (Cedar Street Apartments)                           6.400      05/01/2027        05/01/2007 A            1,526,988
----------------------------------------------------------------------------------------------------------------------------------
     9,600,000  Tacoma, WA Electric System                          5.500      01/01/2014        01/01/2007 A            9,830,208
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Tacoma, WA Hsg. Authority
                (Polynesia Village Apartments)                      5.900      06/01/2029        12/01/2006 A               25,232
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Tacoma, WA Port Authority                           5.300      12/01/2017        12/01/2007 A               20,269
----------------------------------------------------------------------------------------------------------------------------------
     1,500,000  Vancouver, WA Downtown Redevel.
                Authority (Conference Center)                       6.000      01/01/2028        01/01/2014 A            1,642,215
----------------------------------------------------------------------------------------------------------------------------------
        25,000  WA COP (Dept. of General Administration)            5.500      10/01/2013        10/01/2006 A               25,036
----------------------------------------------------------------------------------------------------------------------------------
        10,000  WA COP (Whatcom Community College)                  5.250      10/01/2013        10/01/2006 A               10,077
----------------------------------------------------------------------------------------------------------------------------------
     2,175,000  WA EDFA (Lindal Cedar Homes)                        5.800      11/01/2017        11/01/2006 A            2,210,126
----------------------------------------------------------------------------------------------------------------------------------
        20,000  WA Health Care Facilities Authority
                (Empire Health Services)                            5.625      11/01/2019        11/01/2006 A               20,026
----------------------------------------------------------------------------------------------------------------------------------
       100,000  WA Health Care Facilities Authority
                (Grays Harbor Community Hospital)                   5.700      07/01/2016        01/01/2007 A              102,138
----------------------------------------------------------------------------------------------------------------------------------
     3,235,000  WA Health Care Facilities Authority
                (Grays Harbor Community Hospital)                   5.900      07/01/2023        01/01/2007 A            3,304,844
----------------------------------------------------------------------------------------------------------------------------------
       125,000  WA Health Care Facilities Authority
                (Harrison Memorial Hospital)                        5.300      08/15/2014        02/15/2007 A              125,145
----------------------------------------------------------------------------------------------------------------------------------
        10,000  WA Health Care Facilities Authority
                (Harrison Memorial Hospital)                        5.400      08/15/2023        02/15/2007 A               10,011
----------------------------------------------------------------------------------------------------------------------------------
        25,000  WA Health Care Facilities Authority
                (Highline Community Hospital)                       5.500      08/15/2014        02/15/2007 A               25,033
----------------------------------------------------------------------------------------------------------------------------------
       770,000  WA Health Care Facility
                (Sisters of Providence)                             5.400      10/01/2010        10/01/2006 A              788,349
----------------------------------------------------------------------------------------------------------------------------------
     1,950,000  WA HFC                                              5.000      06/01/2021        07/01/2009 B            2,002,221
----------------------------------------------------------------------------------------------------------------------------------
        25,000  WA HFC (Clare House Apartments)                     5.750      07/01/2030        07/01/2008 A               25,337
----------------------------------------------------------------------------------------------------------------------------------
        50,000  WA HFC (Presbyterian Ministries)                    5.300      01/01/2019        01/01/2009 A               51,563
----------------------------------------------------------------------------------------------------------------------------------
        15,000  WA HFC (Single Family)                              5.250      12/01/2017        06/01/2008 A               15,369
----------------------------------------------------------------------------------------------------------------------------------
        40,000  WA HFC (Virginia Mason Research Center)             5.700      01/01/2024        01/01/2010 A               41,411
----------------------------------------------------------------------------------------------------------------------------------
       135,000  WA Higher EFA (Pacific Lutheran University)         5.700      11/01/2026        11/01/2006 A              137,912
----------------------------------------------------------------------------------------------------------------------------------
    14,750,000  WA Tobacco Settlement Authority (TASC)              6.500      06/01/2026        06/01/2013 A           16,210,103
----------------------------------------------------------------------------------------------------------------------------------
     5,210,000  WA Tobacco Settlement Authority (TASC)              6.625      06/01/2032        06/01/2013 A            5,759,447
                                                                                                                    --------------

                                                                                                                        48,708,526
----------------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--1.3%
    11,950,000  Braxton County, WV Solid Waste Disposal
                (Weyerhaeuser Company)                              5.800      06/01/2027        07/29/2007 A           12,247,555
----------------------------------------------------------------------------------------------------------------------------------
     6,565,000  Braxton County, WV Solid Waste Disposal
                (Weyerhaeuser Company)                              6.125      04/01/2026        10/23/2006 A            6,804,623

                  75 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA Continued
$       10,000  Harrison County, WV
                (Potomac Edison Company)                            6.250%     05/01/2023        11/01/2006 A       $       10,120
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Harrison County, WV
                (West Penn Power Company)                           6.300      05/01/2023        11/01/2006 A               20,245
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Huntington, WV Sewer                                5.375      11/01/2023        11/01/2006 A               25,035
----------------------------------------------------------------------------------------------------------------------------------
         5,000  Jefferson County, WV Residential Mtg.,
                Series A                                            7.750      01/01/2007        01/01/2007                  5,013
----------------------------------------------------------------------------------------------------------------------------------
        40,000  Marshall University, WV                             6.000      01/01/2008        01/01/2007 A               40,146
----------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Monongalia County, WV Pollution Control
                (Potomac Edison Company)                            5.950      04/01/2013        10/01/2006 A            2,017,340
----------------------------------------------------------------------------------------------------------------------------------
       260,000  Monongalia County, WV Pollution Control
                (West Penn Power Company)                           5.950      04/01/2013        10/01/2006 A              262,254
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Pleasants County, WV Pollution Control
                (Potomac Edison Company)                            5.500      04/01/2029        04/01/2009 A               25,966
----------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Pleasants County, WV Pollution Control
                (Potomac Edison Company)                            6.150      05/01/2015        05/01/2007 A            2,036,660
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Pleasants County, WV Pollution Control
                (West Penn Power Company)                           5.500      04/01/2029        04/01/2009 A               26,108
----------------------------------------------------------------------------------------------------------------------------------
     2,000,000  WV Hsg. Devel. Fund                                 5.250      11/01/2018        05/01/2010 A            2,055,820
----------------------------------------------------------------------------------------------------------------------------------
        65,000  WV Hsg. Devel. Fund                                 5.300      11/01/2023        05/01/2010 A               66,360
----------------------------------------------------------------------------------------------------------------------------------
        50,000  WV Water Devel. Authority                           5.625      07/01/2030        07/01/2010 A               53,100
                                                                                                                    --------------

                                                                                                                        25,696,345
----------------------------------------------------------------------------------------------------------------------------------
WISCONSIN--4.0%
     1,955,000  Badger, WI Tobacco Asset Securitization
                Corp.                                               6.000      06/01/2017        06/01/2012 A            2,087,627
----------------------------------------------------------------------------------------------------------------------------------
    29,055,000  Badger, WI Tobacco Asset Securitization
                Corp.                                               6.125      06/01/2027        01/23/2010 B           31,160,616
----------------------------------------------------------------------------------------------------------------------------------
    28,070,000  Badger, WI Tobacco Asset Securitization
                Corp.                                               6.375      06/01/2032        06/01/2012 A           30,370,617
----------------------------------------------------------------------------------------------------------------------------------
       515,000  Badger, WI Tobacco Asset Securitization
                Corp.                                               7.000      06/01/2028        06/01/2012 A              577,413
----------------------------------------------------------------------------------------------------------------------------------
        85,000  Janesville, WI Industrial Devel.
                (Paramount Communications)                          7.000      10/15/2017        10/15/2006 A               85,695
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Kenosha, WI Hsg. Authority Multifamily Hsg.
                (Glaser Financial Group)                            6.000      11/20/2041        05/20/2009 A               51,824
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Madison, WI Industrial Devel.
                (Madison Gas & Electric Company)                    5.875      10/01/2034        04/01/2012 A              107,552
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Madison, WI Parking System                          5.600      02/01/2012        02/01/2007 A              100,129
----------------------------------------------------------------------------------------------------------------------------------
        30,000  Milwaukee County, WI Airport, Series A              6.000      12/01/2015        12/01/2006 A               30,115
----------------------------------------------------------------------------------------------------------------------------------
        30,000  Milwaukee, WI Redevel. Authority
                (City Hall Square)                                  6.300      08/01/2038        08/01/2007 A               31,030
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Oak Creek, WI Hsg. Authority (Wood Creek)           5.139 3    01/20/2010        01/20/2010                 20,902
----------------------------------------------------------------------------------------------------------------------------------
       125,000  Superior, WI Water Supply Facilities
                (Superior Water, Light & Power Company)             6.125      11/01/2021        11/01/2006 A              125,329

                  76 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON        MATURITY       (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
WISCONSIN Continued
$      400,000  WI GO                                               5.300%     05/01/2023        05/01/2008 A       $      402,552
----------------------------------------------------------------------------------------------------------------------------------
        30,000  WI GO                                               5.500      11/01/2026        11/01/2008 A               30,656
----------------------------------------------------------------------------------------------------------------------------------
     2,695,000  WI GO                                               5.750      11/01/2014        11/01/2006 A            2,699,339
----------------------------------------------------------------------------------------------------------------------------------
        85,000  WI GO                                               6.000      05/01/2027        11/01/2006 A               85,129
----------------------------------------------------------------------------------------------------------------------------------
        25,000  WI H&EFA (AHC/SLMC/HMH/AMCS
                Obligated Group)                                    5.750      08/15/2016        02/15/2007 A               25,539
----------------------------------------------------------------------------------------------------------------------------------
     1,555,000  WI H&EFA (AHC/SLMC/HMH/AMCS
                Obligated Group)                                    5.875      08/15/2026        02/15/2007 A            1,588,681
----------------------------------------------------------------------------------------------------------------------------------
        70,000  WI H&EFA (Aurora Health Care)                       5.250      08/15/2027        08/15/2007 A               72,133
----------------------------------------------------------------------------------------------------------------------------------
       560,000  WI H&EFA (Aurora Medical Group)                     5.750      11/15/2025        11/15/2006 A              572,079
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  WI H&EFA (Hess Memorial Hospital Assoc.)            7.875      11/01/2022        11/01/2006 A            1,022,530
----------------------------------------------------------------------------------------------------------------------------------
        25,000  WI H&EFA (Mercy Health System)                      6.125      08/15/2017        08/15/2007 A               25,295
----------------------------------------------------------------------------------------------------------------------------------
        15,000  WI H&EFA (Sisters of the Sorrowful Mother)          5.700      08/15/2026        02/15/2007 A               15,399
----------------------------------------------------------------------------------------------------------------------------------
       135,000  WI Hsg. & EDA                                       5.750      03/01/2010        03/01/2010                135,963
----------------------------------------------------------------------------------------------------------------------------------
     4,870,000  WI Hsg. & EDA                                       5.800      09/01/2017        07/01/2007 A            4,966,718
----------------------------------------------------------------------------------------------------------------------------------
       235,000  WI Hsg. & EDA                                       6.000      09/01/2015        03/01/2008 A              237,221
----------------------------------------------------------------------------------------------------------------------------------
        35,000  WI Hsg. & EDA, Series A                             6.850      11/01/2012        01/01/2007 A               35,058
                                                                                                                    --------------

                                                                                                                        76,663,141
----------------------------------------------------------------------------------------------------------------------------------
WYOMING--1.1%
       205,000  Jackson, WY National Rural Utilities
                Cooperative (Lower Valley Power
                & Light Company)                                    5.875      05/01/2026        05/01/2007 A              208,834
----------------------------------------------------------------------------------------------------------------------------------
        65,000  Lincoln County, WY Pollution Control
                (PacifiCorp)                                        5.625      11/01/2021        11/01/2006 A               65,088
----------------------------------------------------------------------------------------------------------------------------------
    20,395,000  Sweetwater County, WY Pollution Control
                (Idaho Power Company)                               6.050      07/15/2026        01/15/2007 A           20,816,769
                                                                                                                    --------------

                                                                                                                        21,090,691
                                                                                                                    --------------

Total Municipal Bonds and Notes (Cost $2,005,874,093)                                                                2,082,534,240

----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--0.6%
----------------------------------------------------------------------------------------------------------------------------------
    11,600,000  Government Devel. Bank for Puerto Rico,
                Series 2004 (Cost $11,600,000)                      5.000      10/23/2006        10/23/2006             11,600,000

----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,017,474,093)--109.0%                                                            2,094,134,240
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(9.0)                                                                          (173,543,953)
                                                                                                                    --------------

NET ASSETS--100.0%                                                                                                  $1,920,590,287
                                                                                                                    ==============

                  77 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

   A. Optional call date; corresponds to the most conservative yield calculation.

   B. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

   C. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

   D. Date of mandatory put.

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Illiquid security. The aggregate value of illiquid securities as of September
30, 2006 was $21,017,733, which represents 1.09% of the Fund's net assets. See
Note 5 of accompanying Notes.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Issue is in default. See Note 1 of accompanying Notes.

7. Represents the current interest rate for a variable rate bond known as an
"inverse floater." See Note 1 of accompanying notes.

8. When-issued security or forward commitment to be delivered and settled after
September 30, 2006. See Note1 of accompanying Notes.

9. Security has been restated. See Note 9 of accompanying Notes.

10. Security is subject to a shortfall and forbearance agreement.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ADA           Atlanta Devel. Authority
AHC           Aurora Healthcare
AHS           Adventist Health System
AHS-GA        Adventist Health System-Georgia
AHS-Sunbelt   Adventist Health System-Sunbelt
AMCS          Aurora Medical Center of Sheboygan County
CAU           Clark Atlanta University
CC            Caritas Christi
CDA           Communities Devel. Authority
CH            Carney Hospital
CHHC          Community Health & Home Care
COP           Certificates of Participation
CV            Chippewa Valley
DCHSA         Daughters of Charity Health Services of Austin
DKH           Day Kimball Hospital
DRIVERS       Derivative Inverse Tax Exempt Receipts
E&HBFA        Educational Health Buildings Financing Agency
EAFC          Emery Air Freight Corp.
EDA           Economic Devel. Authority
EDC           Economic Devel. Corp.
EDFA          Economic Devel. Finance Authority
EF&CD         Environmental Facilities and Community Devel.
EFA           Educational Facilities Authority
EWA           Emery Worldwide Airlines
FH            Foothill Hospital
FH-Waterman   Florida Hospital-Waterman
FHA           Federal Housing Agency
FNMA          Federal National Mortgage Assoc.
GHC           Gaston Health Care
GHS           Gaston Health Services
GMH           Gaston Memorial Hospital
GNMA          Government National Mortgage Assoc.
GO            General Obligation

                  78 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

H&EFA         Health and Educational Facilities Authority
H&HEFA        Hospitals and Higher Education Facilities Authority
HDA           Hospital Devel. Authority
HDC           Housing Devel. Corp.
HE&H          Higher Educational and Health
HE&HF         Higher Educational and Housing Facilities
HE&HFA        Higher Education and Health Facilities Authority
HFA           Housing Finance Agency
HFC           Housing Finance Corp.
HFDC          Health Facilities Devel. Corp.
HFH           Holy Family Hospital
HMH           Hartford Memorial Hospital
HNE           Healthnet of New England
IDA           Industrial Devel. Agency
IDC           Industrial Devel. Corp.
IF&PCFA       Industrial Facilities & Pollution Control Financing Authority
IHC           Intermountain Health Care
IRS           Inverse Rate Security
JCH           Jellico Community Hospital
JHF           Jewish Hospital Foundation
JHHS          Jewish Hospital Healthcare Services
JHP           JH Properties
MAH           Metroplex Adventist Hospital
MH            Memorial Hospital
NSU           Northeastern State University
OCC           Oakview Care Center
OHC           Oakwood Hospital Corp.
RITES         Residual Interest Tax Exempt Security
ROLs          Residual Option Longs
Res Rec       Resource Recovery Facility
SAH           Saint Agnes Healthcare
SEMCB         St. Elizabeth's Medical Center of Boston
SLMC          St. Luke's Medical Center
SVH           Saint Vincent's Hospital
TASC          Tobacco Settlement Asset-Backed Bonds
UC            United Care
V.I.          United States Virgin Islands
VRHS          Valley Regional Health System

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  79 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2006
(As restated, see Note 9)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (cost $2,017,474,093)--see accompanying statement of investments   $ 2,094,134,240
---------------------------------------------------------------------------------------------------------
Cash                                                                                             125,786
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                      31,469,073
Shares of beneficial interest sold                                                             9,645,664
Investments sold                                                                               4,231,171
Other                                                                                            136,855
                                                                                         ----------------
Total assets                                                                               2,139,742,789

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable on borrowings (See Note 6)                                                            36,800,000
Investments purchased (including $13,371,050 purchased on a when-issued
basis or forward commitment)                                                                  33,977,601
Payable for short-term floating rate notes issued (See Note 1)                               138,975,700
Shares of beneficial interest redeemed                                                         6,941,659
Distribution and service plan fees                                                             1,180,707
Dividends                                                                                        913,666
Interest expense                                                                                 122,061
Transfer and shareholder servicing agent fees                                                     91,154
Shareholder communications                                                                        52,934
Trustees' compensation                                                                            19,547
Other                                                                                             77,473
                                                                                         ----------------
Total liabilities                                                                            219,152,502

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $ 1,920,590,287
                                                                                         ================

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                               $       120,833
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 1,845,020,616
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                              2,479,352
---------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                  (3,690,661)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                    76,660,147
                                                                                         ----------------
NET ASSETS                                                                               $ 1,920,590,287
                                                                                         ================

                  80 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$1,259,279,861 and 79,154,534 shares of beneficial interest outstanding)                 $15.91
Maximum offering price per share (net asset value plus sales charge
of 3.50% of offering price)                                                              $16.49
------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $95,056,258
and 5,978,935 shares of beneficial interest outstanding)                                 $15.90
------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $566,254,168
and 35,699,725 shares of beneficial interest outstanding)                                $15.86

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  81 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2006
(As restated, see Note 9)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------
Interest                                                                            $ 97,842,472
-------------------------------------------------------------------------------------------------
Other income                                                                               1,249
                                                                                    -------------
Total investment income                                                               97,843,721

-------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------
Management fees                                                                        7,361,035
-------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                2,785,530
Class B                                                                                1,014,719
Class C                                                                                5,576,778
-------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                  604,120
Class B                                                                                   72,782
Class C                                                                                  272,321
-------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                   92,436
Class B                                                                                   11,984
Class C                                                                                   43,607
-------------------------------------------------------------------------------------------------
Interest expense and fees from short-term floating rate notes issued (See Note 1)      4,471,157
-------------------------------------------------------------------------------------------------
Interest expense on borrowings                                                         2,394,681
-------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                               50,534
-------------------------------------------------------------------------------------------------
Trustees' compensation                                                                    29,084
-------------------------------------------------------------------------------------------------
Accounting service fees                                                                   12,000
-------------------------------------------------------------------------------------------------
Administration service fees                                                                1,500
-------------------------------------------------------------------------------------------------
Other                                                                                    531,922
                                                                                    -------------
Total expenses                                                                        25,326,190
Less reduction to custodian expenses                                                        (859)
                                                                                    -------------
Net expenses                                                                          25,325,331

-------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                 72,518,390

-------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------
Net realized gain on investments                                                       4,278,876
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                   2,145,749

-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $ 78,943,015
                                                                                    =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  82 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
(As restated, see Note 9)
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                                        2006                  2005
-----------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------
Net investment income                                                $    72,518,390       $    49,224,778
-----------------------------------------------------------------------------------------------------------
Net realized gain                                                          4,278,876             2,446,503
-----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                      2,145,749            45,217,141
                                                                     --------------------------------------
Net increase in net assets resulting from operations                      78,943,015            96,888,422

-----------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------
Dividends from net investment income:
-----------------------------------------------------------------------------------------------------------
Class A                                                                  (47,363,828)          (30,193,605)
Class B                                                                   (3,518,622)           (3,723,292)
Class C                                                                  (19,503,283)          (14,851,865)

-----------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                  310,119,380           423,618,142
Class B                                                                  (10,600,084)            5,780,444
Class C                                                                   41,416,097           199,543,306

-----------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------
Total increase                                                           349,492,675           677,061,552
-----------------------------------------------------------------------------------------------------------
Beginning of period                                                    1,571,097,612           894,036,060
                                                                     --------------------------------------
End of period (including accumulated net investment
income of $2,479,352 and $346,695, respectively)                     $ 1,920,590,287       $ 1,571,097,612
                                                                     ======================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  83 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED SEPTEMBER 30, 2006
---------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
---------------------------------------------------------------------------------------
Net increase in net assets from operations                               $  78,943,015
---------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                         (663,386,128)
Proceeds from disposition of investment securities                         304,425,252
Short-term investment securities, net                                      (52,218,901)
Premium amortization                                                        14,359,859
Discount accretion                                                          (4,557,024)
Net realized gain on investments                                            (4,278,876)
Net change in unrealized appreciation on investments                        (2,145,749)
Increase in interest receivable                                             (1,943,618)
Decrease in receivable for securities sold                                  22,269,968
Increase in other assets                                                       (12,580)
Increase in payable for securities purchased                                 8,950,136
Increase in payable for accrued expenses                                       182,202
                                                                         --------------
Net cash used in operating activities                                     (299,412,444)

---------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
---------------------------------------------------------------------------------------
Proceeds from bank borrowing                                               638,500,000
Payments on bank borrowing                                                (666,100,000)
Proceeds from short-term floating rate notes issued                         55,265,000
Payments on short-term floating rate notes issued                           (3,239,300)
Proceeds from shares sold                                                  818,887,194
Payment on shares redeemed                                                (521,615,725)
Cash distributions paid                                                    (24,976,598)
                                                                         --------------
Net cash provided by financing activities                                  296,720,571

---------------------------------------------------------------------------------------
Net decrease in cash                                                        (2,691,873)
---------------------------------------------------------------------------------------
Cash, beginning balance                                                      2,817,659
                                                                         --------------
Cash, ending balance                                                     $     125,786
                                                                         ==============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $45,038,461.

Cash paid for interest on bank borrowings--$2,438,104

Cash paid for interest on short-term floating rate notes issued--$4,471,157

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  84 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
(As restated, see Note 9)
--------------------------------------------------------------------------------

CLASS A    YEAR ENDED SEPTEMBER 30,                     2006         2005         2004         2003         2002
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    15.85     $  15.18     $  14.70     $  14.86     $  14.71
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .68 1        .69 1        .73          .79          .73
Net realized and unrealized gain (loss)                  .05          .68          .51         (.16)         .14
                                                  -----------------------------------------------------------------
Total from investment operations                         .73         1.37         1.24          .63          .87
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.67)        (.70)        (.76)        (.79)        (.72)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    15.91     $  15.85     $  15.18     $  14.70     $  14.86
                                                  =================================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      4.70%        9.17%        8.62%        4.19%        6.17%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $1,259,280     $943,010     $491,985     $260,413     $112,312
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $1,122,551     $691,251     $371,845     $184,574     $100,220
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   4.34%        4.41%        4.94%        5.36%        5.02%
Expenses excluding interest
and fees from short-term floating rate
notes issued                                            0.89%        0.93%        0.96%        1.00%        0.92%
Interest and fees from short-term
floating rate notes issued 5                            0.25%        0.16%        0.11%        0.11%        0.05%
                                                  -----------------------------------------------------------------
Total expenses                                          1.14%        1.09%        1.07%        1.11%        0.97%
Expenses after payments and waivers and
reduction to custodian expenses                         1.14%        1.08%        1.07%        1.11%        0.94% 4
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   19%          20%          23%          60%          97%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  85 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

CLASS B    YEAR ENDED SEPTEMBER 30,                     2006         2005         2004         2003         2002
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    15.84     $  15.17     $  14.69     $  14.85     $  14.70
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .56 1        .58 1        .63          .69          .62
Net realized and unrealized gain (loss)                  .04          .67          .50         (.18)         .15
                                                  -----------------------------------------------------------------
Total from investment operations                         .60         1.25         1.13          .51          .77
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.54)        (.58)        (.65)        (.67)        (.62)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    15.90     $  15.84     $  15.17     $  14.69     $  14.85
                                                  =================================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      3.90%        8.34%        7.81%        3.40%        5.38%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   95,056     $105,404     $ 95,267     $ 70,742     $ 24,086
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  101,464     $101,504     $ 84,577     $ 47,571     $ 20,967
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   3.59%        3.70%        4.21%        4.60%        4.27%
Expenses excluding interest
and fees from short-term floating rate
notes issued                                            1.67%        1.69%        1.72%        1.77%        1.68%
Interest and fees from short-term
floating rate notes issued 5                            0.25%        0.16%        0.11%        0.11%        0.05%
                                                  -----------------------------------------------------------------
Total expenses                                          1.92%        1.85%        1.83%        1.88%        1.73%
Expenses after payments and waivers and
reduction to custodian expenses                         1.92%        1.85%        1.83%        1.88%        1.70% 4
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   19%          20%          23%          60%          97%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  86 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

CLASS C    YEAR ENDED SEPTEMBER 30,                     2006         2005         2004         2003         2002
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    15.81     $  15.14     $  14.66     $  14.82     $  14.68
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .57 1        .57 1        .63          .69          .62
Net realized and unrealized gain (loss)                  .03          .68          .50         (.18)         .14
                                                  -----------------------------------------------------------------
Total from investment operations                         .60         1.25         1.13          .51          .76
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.55)        (.58)        (.65)        (.67)        (.62)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    15.86     $  15.81     $  15.14     $  14.66     $  14.82
                                                  =================================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      3.87%        8.38%        7.85%        3.42%        5.32%
-------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  566,254     $522,684     $306,784     $164,236     $ 25,349
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  557,832     $406,498     $243,380     $ 93,199     $ 21,058
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   3.60%        3.68%        4.20%        4.62%        4.27%
Expenses excluding interest
and fees from short-term floating rate
notes issued                                            1.64%        1.66%        1.69%        1.75%        1.68%
Interest and fees from short-term
floating rate notes issued 5                            0.25%        0.16%        0.11%        0.11%        0.05%
                                                  -----------------------------------------------------------------
Total expenses                                          1.89%        1.82%        1.80%        1.86%        1.73%
Expenses after payments and waivers and
reduction to custodian expenses                         1.89%        1.82%        1.80%        1.86%        1.70% 4
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   19%          20%          23%          60%          97%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  87 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
(As restated, see Note 9)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Limited Term Municipal Fund (the Fund) is a separate series of
Oppenheimer Municipal Fund, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income exempt from federal income tax. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans.
Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National
Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and
"asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities
(including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges

                  88 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term
"money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the
Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2006, the Fund had purchased
$13,371,050 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates.
As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The
Fund will not invest more than 20.0% of its total assets in inverse floaters.
Inverse floaters amount to $129,617,307 as of September 30, 2006, which represents 6.06% of the Fund's total assets.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker-dealer. The municipal bond is typically a fixed rate security. The broker-dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an
"inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the
Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The
Fund also includes the value of the

                  89 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations. The
Manager believes that the Fund's restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for financial reporting purposes with respect to inverse floating rate security transactions, which are distinct from legal borrowings of the Fund to which the restrictions apply. At September 30,
2006 municipal bond holdings with a value of $241,189,162 shown on the Fund's
Statement of Investments are held by such Trusts and serve as collateral for the
$138,975,700 in short-term floating rate notes issued and outstanding at that date. At September 30, 2006, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

   PRINCIPAL                                                                                    VALUE AS OF
      AMOUNT                                                     COUPON 1      MATURITY       SEPT.30, 2006
-----------------------------------------------------------------------------------------------------------

$  6,635,000  AK HFC DRIVERS 2                                   12.533%         6/1/08       $   7,125,857
   6,175,000  Austin, TX Convention Enterprises
              (Convention Center) ROLs 2                          6.000          1/1/32           6,981,084
   7,040,000  Brazos River Authority, TX Pollutions Control       9.333          4/1/38           8,660,960
   4,000,000  Chicago, IL O'Hare International Airport
              (General Airport), Series A                         7.398          1/1/23           4,820,640
  10,000,000  Dallas-Fort Worth, TX International
              Airport DRIVERS                                     6.898         11/1/21          10,855,200
   7,500,000  Dallas-Fort Worth, TX International
              Airport DRIVERS                                     8.147          1/1/35           8,491,950
   2,500,000  Dallas-Fort Worth, TX International
              Airport DRIVERS                                     9.732          5/1/10           3,172,250
   3,875,000  Dallas-Fort Worth, TX International
              Airport DRIVERS                                     7.733         11/1/08           4,352,477
   1,500,000  Denver, CO City & County
              Airport RITES                                       8.005        11/15/15           1,759,950
   1,000,000  Denver, CO City & County
              Airport RITES                                       8.005        11/15/14           1,161,770
   1,785,000  Escambia County Healh Facilities
              Authority RITES                                    11.984          7/1/20           2,122,472
   3,750,000  Harris County, TX DRIVERS                           8.823         8/15/09           4,455,075
   3,385,000  HI Airports System RITES                            7.236          7/1/18           3,861,236
   7,000,000  HI Dept. Budget & Finance RITES                     7.395          7/1/20           7,942,480
   1,925,000  Puerto Rico Municipal Finance
              Agency RITES                                        6.749          8/1/13           2,198,543

                  90 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                                    VALUE AS OF
      AMOUNT                                                     COUPON 1      MATURITY       SEPT.30, 2006
-------------------------------------------------------------------------------------------------------------
$ 10,000,000  MA Port Authority Facilities ROLs                   7.083%         1/1/22       $  11,142,500
   5,000,000  NY Tobacco Settlement Financing
              Corp. DRIVERS                                       6.928          6/1/17           5,732,000
   6,465,000  Wayne County, MI Airport
              Authority ROLs                                      6.470         12/1/26           7,377,018
                                                                                              -------------
                                                                                              $ 102,213,462
                                                                                              =============

1. Represents the current interest rate for a variable rate bond known as an
"inverse floater."

2. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the
Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of September
30, 2006, in addition to the exposure detailed in the preceding table, the
Fund's maximum exposure under such agreements is estimated at approximately
$57,430,000.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2006, securities with an aggregate market value of $71,036, representing less than 0.01% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

                  91 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                              NET UNREALIZED
                                                                APPRECIATION
                                                            BASED ON COST OF
                                                              SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM                 LOSS   FOR FEDERAL INCOME
    INCOME                    GAIN   CARRYFORWARD 1,2,3         TAX PURPOSES
    ------------------------------------------------------------------------
    $3,412,565                 $--             $662,053          $73,631,540

1. As of September 30, 2006, the Fund had $662,053 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2006, details of the capital loss carryforward were as follows:

                             EXPIRING
                             -------------------
                             2012       $662,053

2. During the fiscal year ended September 30, 2006, the Fund utilized $7,618,748 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended September 30, 2005, the Fund utilized $942,201 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The tax character of distributions paid during the years ended September 30,
2006 and September 30, 2005 was as follows:

                                         YEAR ENDED        YEAR ENDED
                                     SEPT. 30, 2006    SEPT. 30, 2005
         ------------------------------------------------------------
         Distributions paid from:
         Exempt-interest dividends      $70,385,733       $48,768,762

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                  92 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

               Federal tax cost of securities    $  1,881,527,000
                                                 ================
               Gross unrealized appreciation     $     77,118,472
               Gross unrealized depreciation           (3,486,932)
                                                 ----------------
               Net unrealized appreciation       $     73,631,540
                                                 ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the
Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the
Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the
Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

                  93 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           YEAR ENDED SEPTEMBER 30, 2006   YEAR ENDED SEPTEMBER 30, 2005
                                 SHARES           AMOUNT         SHARES           AMOUNT
----------------------------------------------------------------------------------------
CLASS A
Sold                         40,517,899    $ 638,313,093     34,895,511    $ 545,855,336
Dividends and/or
distributions reinvested      2,070,938       32,645,391      1,302,733       20,372,777
Redeemed                    (22,914,126)    (360,839,104)    (9,126,235)    (142,609,971)
                           -------------------------------------------------------------
Net increase                 19,674,711    $ 310,119,380     27,072,009    $ 423,618,142
                           =============================================================

----------------------------------------------------------------------------------------
CLASS B
Sold                            754,151    $  11,873,170      1,636,009    $  25,452,893
Dividends and/or
distributions reinvested        128,377        2,022,122        134,313        2,094,319
Redeemed                     (1,556,195)     (24,495,376)    (1,397,339)     (21,766,768)
                           -------------------------------------------------------------
Net increase (decrease)        (673,667)   $ (10,600,084)       372,983    $   5,780,444
                           =============================================================

----------------------------------------------------------------------------------------
CLASS C
Sold                         10,758,279    $ 168,989,828     16,370,899    $ 255,170,375
Dividends and/or
distributions reinvested        659,929       10,370,948        491,654        7,663,078
Redeemed                     (8,781,152)    (137,944,679)    (4,064,276)     (63,290,147)
                           -------------------------------------------------------------
Net increase                  2,637,056    $  41,416,097     12,798,277    $ 199,543,306
                           =============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2006, were as follows:

                                     PREVIOUSLY REPORTED            RESTATED, SEE NOTE 9
                              PURCHASES            SALES      PURCHASES            SALES
----------------------------------------------------------------------------------------
Investment securities      $650,042,109     $380,686,407   $663,386,128     $304,425,252

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

                  94 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                FEE SCHEDULE
                ------------------------------------------------
                Up to $100 million of net assets          0.500%
                Next $150 million of net assets           0.450
                Next $250 million of net assets           0.425
                Over $500 million of net assets           0.400

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended September 30, 2006, the Fund paid
$928,425 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has
adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the
Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The
Distributor's aggregate uncompensated expenses under the plan at September 30,
2006 for Class B and Class C shares were $162,245 and $8,222,722, respectively.
Fees incurred by the Fund under the plans are detailed in the Statement of
Operations.

                  95 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                               CLASS A          CLASS B        CLASS C
                              CLASS A       CONTINGENT       CONTINGENT     CONTINGENT
                            FRONT-END         DEFERRED         DEFERRED       DEFERRED
                        SALES CHARGES    SALES CHARGES    SALES CHARGES  SALES CHARGES
                          RETAINED BY      RETAINED BY      RETAINED BY    RETAINED BY
YEAR ENDED                DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR    DISTRIBUTOR
--------------------------------------------------------------------------------------
September 30, 2006           $674,404          $65,155         $216,619       $197,169
--------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of September 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of
Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund has entered into a Revolving Credit and Security Agreement (the
"Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the
Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.3315% as of September 30, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

      All amounts discussed in the following paragraph relate specifically to borrowings under the Agreement.

                  96 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

      For the year ended September 30, 2006, the average daily loan balance was
$51,931,233 at an average daily interest rate of 4.66%. The Fund had borrowings outstanding of $36,800,000 at September 30, 2006 at an interest rate of 5.3315%.
The Fund had gross borrowings and gross loan repayments of $638,500,000 and
$666,100,000, respectively, during the year ended September 30, 2006. The maximum amount of borrowings outstanding at any month-end during the year ended
September 30, 2006 was $85,100,000. The Fund paid $224,687 in fees and
$2,438,104 in interest during the year ended September 30, 2006.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized.
FIN 48 is effective for fiscal years beginning after December 15, 2006. As of
September 30, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

      In September 2006, the Financial Accounting Standards Board issued
Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE
MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after
November 15, 2007 and interim periods within those fiscal years. As of September
30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the
Oppenheimer funds including the Fund) in the U.S. District Court for the
Southern District of New York on January 10, 2005 and was amended on March 4,
2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment
Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

                  97 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. LITIGATION Continued

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

     The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

--------------------------------------------------------------------------------
9. RESTATEMENT

Subsequent to the issuance of the September 30, 2006 financial statements, the
Manager determined that transfers of certain municipal bond securities by the
Fund to trusts in connection with its investment in inverse floating rate securities during the fiscal years ended September 30, 2002 through 2006, do not qualify as sales under Statement of Financial Accounting Standards No. 140,
ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS
OF LIABILITIES, and should have been accounted for as secured borrowings.
Accordingly, the Fund has restated its September 30, 2006 Statement of
Investments, its September 30, 2006 Statement of Assets and Liabilities, its
fiscal 2006 Statement of Operations, its fiscal 2005 and fiscal 2006 Statements of Changes in Net Assets and its fiscal 2002 through fiscal 2006 Financial
Highlights. In connection with the restatement, the Fund also included a
Statement of Cash Flows for its fiscal year ended September 30, 2006.

      The restatement has no effect on the Fund's previously reported net assets, net asset values per share or total return.

STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2006

                                                        PREVIOUSLY REPORTED            RESTATED
------------------------------------------------------------------------------------------------
ASSETS
   Investments, at value                                     $1,955,158,540     $ 2,094,134,240
   Cost of investments                                        1,881,346,322       2,017,474,093*
   Total assets                                               2,000,767,089       2,139,742,789
LIABILITIES
   Payable for short-term floating rate notes issued                    N/A         138,975,700
   Total liabilities                                             80,176,802         219,152,502
NET ASSETS
   Accumulated net realized loss on investments                    (842,732)         (3,690,661)*
   Net unrealized appreciation on investments                    73,812,218          76,660,147*

*The restated amounts include a decrease to Accumulated net realized loss on investments, an increase to Cost of investments and a decrease to Net unrealized appreciation on investments in the amount of $61,719 related to reversals of gains previously realized in the Fund's fiscal years prior to 2005.

                  98 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF OPERATIONS FOR THE YEAR ENDED SEPTEMBER 30, 2006

                                               PREVIOUSLY REPORTED          RESTATED
-------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest                                    $        93,371,315      $ 97,842,472
   Total investment income                              93,372,564        97,843,721
EXPENSES
   Interest expense and fees on short-term
   floating rate notes issued                                  N/A         4,471,157
   Total expenses                                       20,855,033        25,326,190
   Net expenses                                         20,854,174        25,325,331
REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain on investments                      7,590,263         4,278,876
   Net change in unrealized appreciation on
   investments                                          (1,165,638)        2,145,749

STATEMENTS OF CHANGES IN NET ASSETS FOR THE YEARS ENDING
SEPTEMBER 30, 2006 AND 2005

OPERATIONS 2006                                PREVIOUSLY REPORTED          RESTATED
-------------------------------------------------------------------------------------
   Net realized gain                           $         7,590,263      $  4,278,876
   Net change in unrealized appreciation                (1,165,638)        2,145,749

OPERATIONS 2005                                PREVIOUSLY REPORTED          RESTATED
-------------------------------------------------------------------------------------
   Net realized gain                           $         2,044,764      $  2,446,503
   Net change in unrealized appreciation                45,618,880        45,217,141

FINANCIAL HIGHLIGHTS FOR THE YEARS ENDING SEPTEMBER 30,
2006, 2005, 2004, 2003 AND 2002

                      INTEREST AND                         EXPENSES AFTER
                           FEES ON                           PAYMENTS AND
                        SHORT-TERM                            WAIVERS AND   PORTFOLIO
RATIOS TO AVERAGE    FLOATING RATE          TOTAL            REDUCTION TO    TURNOVER
NET ASSETS:           NOTES ISSUED       EXPENSES      CUSTODIAN EXPENSES        RATE
--------------------------------------------------------------------------------------
CLASS A
2006 Previously
     Reported                  N/A           0.89%                   0.89%         27%
2006 Restated                 0.25%          1.14%                   1.14%         19%
2005 Previously
     Reported                  N/A           0.93%                   0.92%         29%
2005 Restated                 0.16%          1.09%                   1.08%         20%
2004 Previously
     Reported                  N/A           0.96%                   0.96%         33%
2004 Restated                 0.11%          1.07%                   1.07%         23%
2003 Previously
     Reported                  N/A           1.00%                   1.00%         78%
2003 Restated                 0.11%          1.11%                   1.11%         60%
2002 Previously
     Reported                  N/A           0.92%                   0.89%        100%
2002 Restated                 0.05%          0.97%                   0.94%         97%

                  99 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. RESTATEMENT Continued

FINANCIAL HIGHLIGHTS FOR THE YEARS ENDING SEPTEMBER 30,
2006, 2005, 2004, 2003 AND 2002 Continued

                      INTEREST AND                    EXPENSES AFTER
                           FEES ON                      PAYMENTS AND
                        SHORT-TERM                       WAIVERS AND   PORTFOLIO
RATIOS TO AVERAGE    FLOATING RATE       TOTAL          REDUCTION TO    TURNOVER
NET ASSETS:           NOTES ISSUED    EXPENSES    CUSTODIAN EXPENSES        RATE
---------------------------------------------------------------------------------
CLASS B
2006 Previously
     Reported                  N/A        1.67%                 1.67%         27%
2006 Restated                 0.25%       1.92%                 1.92%         19%
2005 Previously
     Reported                  N/A        1.69%                 1.69%         29%
2005 Restated                 0.16%       1.85%                 1.85%         20%
2004 Previously
     Reported                  N/A        1.72%                 1.72%         33%
2004 Restated                 0.11%       1.83%                 1.83%         23%
2003 Previously
     Reported                  N/A        1.77%                 1.77%         78%
2003 Restated                 0.11%       1.88%                 1.88%         60%
2002 Previously
     Reported                  N/A        1.68%                 1.65%        100%
2002 Restated                 0.05%       1.73%                 1.70%         97%

---------------------------------------------------------------------------------

CLASS C
2006 Previously
     Reported                  N/A        1.64%                 1.64%         27%
2006 Restated                 0.25%       1.89%                 1.89%         19%
2005 Previously
     Reported                  N/A        1.66%                 1.66%         29%
2005 Restated                 0.16%       1.82%                 1.82%         20%
2004 Previously
     Reported                  N/A        1.69%                 1.69%         33%
2004 Restated                 0.11%       1.80%                 1.80%         23%
2003 Previously
     Reported                  N/A        1.75%                 1.75%         78%
2003 Restated                 0.11%       1.86%                 1.86%         60%
2002 Previously
     Reported                  N/A        1.68%                 1.65%        100%
2002 Restated                 0.05%       1.73%                 1.70%         97%

While the Statements of Assets and Liabilities as of September 30, 2005, 2004,
2003 and 2002 (not included herein) have not been reissued to give effect to the restatement, the principal effects of the restatement would be to increase investments at value and to add a liability for short-term floating rate notes issued by corresponding amounts at each year end, with no resulting effect on previously reported Fund net assets. While the Statements of Operations for the years ended September 30, 2005, 2004, 2003 and 2002 (not included herein) have not been reissued to give effect to the restatement, the principal effects of the restatement would be to increase interest income and interest expense and fees by corresponding amounts each year, with no effect on the previously reported net increase in net assets resulting from operations.

                  100 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                     A-7

                                     A-1
                                  Appendix A

                      MUNICIPAL BOND RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below for municipal securities.
Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")
Municipal Ratings are opinions of the investment quality of issuers and issues in the U.S. municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and
administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

MUNICIPAL LONG-TERM RATING DEFINITIONS

Aaa:  Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa:  Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A:  Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa:  Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Ba:  Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B:  Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Caa:  Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca:  Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C:  Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

MIG/VMIG RATINGS: U.S. SHORT-TERM RATINGS
In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.
In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: Denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

SG:  Denotes speculative-grade credit quality. Debt instruments in this category may lack margins of protection.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated `AAA' has the highest rating assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated `AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated `A' are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated `BBB' exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated `BB' are less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated `B' are more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated `CCC' are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated `CC' are currently highly vulnerable to nonpayment.

C: The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated `D' are in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Notes. A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o.....Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
      be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
      it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.
Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CCC: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.
Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                  B-11
                   B-1
               Appendix B

     OppenheimerFunds Special Sales Charge Arrangements and Waivers

     In certain  cases,  the initial  sales  charge that applies to purchases of
Class A shares(1) of the  Oppenheimer  funds or the  contingent  deferred  sales charge  that may apply to Class A, Class B or Class C shares  may be  waived.(2)
That is because of the economies of sales efforts  realized by  OppenheimerFunds
Distributor,  Inc.,  (referred to in this document as the "Distributor"),  or by dealers  or other  financial  institutions  that offer  those  shares to certain classes of investors. Not all waivers apply to all funds.

     For  the  purposes  of  some  of the  waivers  described  below  and in the
Prospectus and SAI of the applicable  Oppenheimer  funds,  the term  "Retirement
Plan" refers to the following types of plans:

     1) plans qualified under Sections 401(a) or 401(k) of the Internal  Revenue
Code,

     2) non-qualified deferred compensation plans,

     3) employee benefit plans(3)

     4) Group Retirement Plans(4)

     5) 403(b)(7) custodial plan accounts

     6) Individual  Retirement  Accounts ("IRAs"),  including  traditional IRAs,
Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

     The interpretation of these provisions as to the applicability of a special arrangement  or waiver in a  particular  case is in the sole  discretion  of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent")  of  the  particular   Oppenheimer   fund.  These  waivers  and  special
arrangements  may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds,  Inc. (referred to in this document as the
"Manager").

     Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

 I. Applicability of Class A Contingent
     Deferred Sales Charges in Certain
                   Cases
-----------------------------------------

     Purchases  of Class A Shares of  Oppenheimer  Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales
Charge (unless a waiver applies).

     There is no initial  sales  charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent  deferred  sales charge if redeemed  within 18 months (24 months in the case of Oppenheimer  Rochester National  Municipals and
Rochester  Fund  Municipals)  of the  beginning of the  calendar  month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix  applies to the  redemption).  Additionally,  on shares  purchased under these  waivers that are subject to the Class A contingent  deferred  sales charge,  the  Distributor  will pay the applicable  concession  described in the
Prospectus  under "Class A Contingent  Deferred  Sales  Charge."(5)  This waiver provision applies to:

     |_| Purchases of Class A shares aggregating $1 million or more.

     |_| Purchases of Class A shares by a Retirement  Plan that was permitted to purchase  such shares at net asset value but  subject to a  contingent  deferred sales  charge  prior to March 1, 2001.  That  included  plans (other than IRA or
403(b)(7)  Custodial  Plans) that: 1) bought shares costing $500,000 or more, 2)
had at the time of purchase 100 or more eligible  employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.

     |_|  Purchases  by  an  OppenheimerFunds-sponsored  Rollover  IRA,  if  the purchases are made:

     1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or

     2) by a direct rollover of a distribution from a qualified  Retirement Plan if the  administrator  of that  Plan  has  made  special  arrangements  with the
Distributor for those purchases.

     |_|  Purchases of Class A shares by  Retirement  Plans that have any of the following record-keeping arrangements:

     1) The record  keeping is  performed by Merrill  Lynch Pierce  Fenner &
Smith,  Inc.  ("Merrill  Lynch") on a daily  valuation  basis for the Retirement
Plan. On the date the plan sponsor signs the  record-keeping  service  agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a)  mutual  funds,  other than  those  advised  or managed by Merrill  Lynch
Investment  Management,  L.P. ("MLIM"),  that are made available under a Service
Agreement  between Merrill Lynch and the mutual fund's principal  underwriter or distributor,  and (b) funds  advised or managed by MLIM (the funds  described in
(a) and (b) are referred to as "Applicable Investments").

     2) The record  keeping  for the  Retirement  Plan is  performed  on a daily valuation  basis by a record keeper whose services are provided under a contract or arrangement  between the Retirement  Plan and Merrill Lynch.  On the date the plan sponsor signs the record keeping service  agreement with Merrill Lynch, the
Plan must have $5 million or more of its assets  (excluding  assets  invested in money market funds) invested in Applicable Investments.

     3) The record  keeping  for a  Retirement  Plan is handled  under a service agreement  with  Merrill  Lynch  and on the  date the plan  sponsor  signs  that agreement,  the Plan has 500 or more eligible  employees  (as  determined by the
Merrill Lynch plan conversion manager).

 II. Waivers of Class A Sales Charges of
             Oppenheimer Funds
-----------------------------------------

     A. Waivers of Initial and  Contingent  Deferred  Sales  Charges for Certain
Purchasers.

     Class A shares purchased by the following  investors are not subject to any
Class A sales charges (and no  concessions  are paid by the  Distributor on such purchases):

     |_| The Manager or its affiliates.

     |_| Present or former  officers,  directors,  trustees and  employees  (and their  "immediate  families") of the Fund, the Manager and its  affiliates,  and retirement plans  established by them for their  employees.  The term "immediate family" refers to one's spouse, children, grandchildren,  grandparents, parents, parents-in-law,  brothers and sisters,  sons- and daughters-in-law,  a sibling's spouse, a spouse's siblings,  aunts,  uncles,  nieces and nephews;  relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

     |_| Registered  management  investment  companies,  or separate accounts of insurance  companies having an agreement with the Manager or the Distributor for that purpose.

     |_| Dealers or brokers that have a sales agreement with the Distributor, if they purchase  shares for their own accounts or for  retirement  plans for their employees.

     |_| Employees and registered representatives (and their spouses) of dealers or brokers  described  above or  financial  institutions  that have entered into sales  arrangements  with such dealers or brokers (and which are  identified  as such to the Distributor) or with the Distributor.  The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).

     |_| Dealers,  brokers,  banks or registered  investment  advisors that have entered into an agreement with the Distributor  providing  specifically  for the use of shares of the Fund in particular  investment  products made  available to their clients.  Those clients may be charged a transaction  fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.

     |_|  Investment  advisors and  financial  planners who have entered into an agreement  for this  purpose  with the  Distributor  and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.

     |_| "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

     |_| Clients of investment advisors or financial planners (that have entered into an  agreement  for this purpose  with the  Distributor)  who buy shares for their own accounts may also  purchase  shares  without  sales charge but only if their  accounts are linked to a master  account of their  investment  advisor or financial  planner on the books and  records of the broker,  agent or  financial intermediary  with which the  Distributor  has made such special  arrangements .
Each of these  investors may be charged a fee by the broker,  agent or financial intermediary for purchasing shares.

     |_| Directors,  trustees, officers or full-time employees of OpCap Advisors or its  affiliates,  their  relatives or any trust,  pension,  profit sharing or other benefit plan which beneficially owns shares for those persons.

     |_|  Accounts  for which  Oppenheimer  Capital  (or its  successor)  is the investment  advisor (the  Distributor  must be advised of this  arrangement) and persons  who are  directors  or  trustees  of the  company or trust which is the beneficial owner of such accounts.

     |_| A unit investment trust that has entered into an appropriate  agreement with the Distributor.

     |_| Dealers,  brokers,  banks, or registered  investment advisers that have entered  into an  agreement  with the  Distributor  to sell  shares  to  defined
contribution   employee  retirement  plans  for  which  the  dealer,  broker  or investment adviser provides administration services.

     |_|  Retirement  Plans and deferred  compensation  plans and trusts used to fund those plans  (including,  for example,  plans  qualified  or created  under sections  401(a),  401(k),  403(b) or 457 of the Internal Revenue Code), in each case if those  purchases  are made  through a broker,  agent or other  financial intermediary  that has made special  arrangements with the Distributor for those purchases.

     |_| A  TRAC-2000  401(k)  plan  (sponsored  by the  former  Quest for Value
Advisors)  whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the  termination of the Class B and Class C TRAC-2000 program on November 24, 1995.

     |_| A qualified  Retirement  Plan that had agreed with the former Quest for
Value Advisors to purchase  shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through  DCXchange,  a sub-transfer agency mutual fund clearinghouse,  if that arrangement was consummated and share purchases commenced by December 31, 1996.

     |_|  Effective  October  1, 2005,  taxable  accounts  established  with the proceeds of Required Minimum Distributions from Retirement Plans.

     B. Waivers of the Class A Initial and Contingent  Deferred Sales Charges in
Certain Transactions.

     1. Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

     |_|  Shares  issued  in plans of  reorganization,  such as  mergers,  asset acquisitions and exchange offers, to which the Fund is a party.

     |_|  Shares   purchased   by  the   reinvestment   of  dividends  or  other
distributions  reinvested  from  the  Fund or  other  Oppenheimer  funds or unit investment  trusts for which  reinvestment  arrangements have been made with the
Distributor.

     |_|  Shares  purchased  by  certain  Retirement  Plans  that  are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by recordkeepers.

     |_|  Shares   purchased  by  the  reinvestment  of  loan  repayments  by  a participant  in a Retirement  Plan for which the Manager or an affiliate acts as sponsor.

     |_| Shares purchased in amounts of less than $5.00.

     2. Class A shares issued and purchased in the  following  transactions  are not subject to sales charges (a dealer concession at the annual rate of 0.25% is paid by the  Distributor  on  purchases  made  within the first 6 months of plan establishment):

     |_| Retirement Plans that have $5 million or more in plan assets.

     |_|  Retirement  Plans with a single plan  sponsor  that have $5 million or more in aggregate assets invested in Oppenheimer funds.

     C.  Waivers of the Class A  Contingent  Deferred  Sales  Charge for Certain
Redemptions.

     The Class A contingent  deferred sales charge is also waived if shares that would otherwise be subject to the contingent  deferred sales charge are redeemed in the following cases:

     |_| To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.

     |_|  Involuntary  redemptions  of shares by operation of law or involuntary redemptions of small accounts  (please refer to  "Shareholder  Account Rules and
Policies," in the applicable fund Prospectus).

     |_| For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:

     1) Following  the death or disability  (as defined in the Internal  Revenue
Code) of the  participant  or  beneficiary.  The death or disability  must occur after the participant's account was established.

     2) To return excess contributions.

     3) To return contributions made due to a mistake of fact.

     4) Hardship withdrawals, as defined in the plan.(6)

     5) Under a Qualified  Domestic  Relations Order, as defined in the Internal
Revenue  Code,  or, in the case of an IRA,  a divorce  or  separation  agreement described in Section 71(b) of the Internal Revenue Code.

     6) To meet the minimum  distribution  requirements of the Internal  Revenue
Code.

     7) To make "substantially  equal periodic payments" as described in Section
72(t) of the Internal Revenue Code.

     8) For loans to participants or beneficiaries.

     9) Separation from service.(7)

     10)  Participant-directed  redemptions to purchase  shares of a mutual fund
(other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.

     11) Plan  termination  or  "in-service  distributions,"  if the  redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

     |_| For distributions  from 401(k) plans sponsored by  broker-dealers  that have entered into a special agreement with the Distributor allowing this waiver.

     |_| For  distributions  from retirement plans that have $10 million or more in plan  assets  and  that  have  entered  into a  special  agreement  with  the
Distributor.

     |_| For distributions  from retirement plans which are part of a retirement plan product or platform  offered by certain  banks,  broker-dealers,  financial advisors,  insurance  companies  or record  keepers  which have  entered  into a special agreement with the Distributor.

     |_| At the sole  discretion of the  Distributor,  the  contingent  deferred sales  charge  may  be  waived  for  redemptions  of  shares  requested  by  the
shareholder  of  record  within  60  days  following  the   termination  by  the
Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.

 III. Waivers of Class B, Class C and Class
       N Sales Charges of Oppenheimer Funds
--------------------------------------------

     The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares  purchased in certain types of  transactions or redeemed in certain circumstances described below.

     A. Waivers for Redemptions in Certain Cases.

     The Class B, Class C and Class N contingent  deferred sales charges will be waived for redemptions of shares in the following cases:

     |_| Shares redeemed  involuntarily,  as described in  "Shareholder  Account
Rules and Policies," in the applicable Prospectus.

     |_|  Redemptions  from accounts other than  Retirement  Plans following the death or disability of the last surviving  shareholder.  The death or disability must have occurred  after the account was  established,  and for  disability you must provide  evidence of a  determination  of disability by the Social Security
Administration.

     |_|  The  contingent  deferred  sales  charges  are  generally  not  waived following the death or  disability of a grantor or trustee for a trust  account.
The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable  living trust for which the  trustee is also the sole  beneficiary.  The death or  disability  must have occurred after the account was established,  and for disability you must provide evidence of a  determination  of disability (as defined in the Internal  Revenue
Code).

     |_|  Distributions  from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

     |_| At the sole  discretion of the  Distributor,  the  contingent  deferred sales  charge  may  be  waived  for  redemptions  of  shares  requested  by  the
shareholder  of  record  within  60  days  following  the   termination  by  the
Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.

     |_|  Redemptions  of Class B shares held by Retirement  Plans whose records are  maintained on a daily  valuation  basis by Merrill Lynch or an  independent record keeper under a contract with Merrill Lynch.

     |_| Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial  institutions  that have entered into a special arrangement with the Distributor for this purpose.

     |_|  Redemptions of Class C shares of an Oppenheimer  fund in amounts of $1 million or more requested in writing by a Retirement  Plan sponsor and submitted more than 12 months  after  the  Retirement  Plan's  first  purchase  of Class C shares,  if the  redemption  proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

     |_| Distributions(8)  from Retirement Plans or other employee benefit plans for any of the following purposes:

     1) Following  the death or disability  (as defined in the Internal  Revenue
Code) of the  participant  or  beneficiary.  The death or disability  must occur after the participant's account was established in an Oppenheimer fund.

     2) To return excess contributions made to a participant's account.

     3) To return contributions made due to a mistake of fact.

     4) To make hardship withdrawals, as defined in the plan.(9)

     5) To make  distributions  required  under a Qualified  Domestic  Relations
Order or, in the case of an IRA, a divorce or separation  agreement described in
Section 71(b) of the Internal Revenue Code.

     6) To meet the minimum  distribution  requirements of the Internal  Revenue
Code.

     7) To make "substantially  equal periodic payments" as described in Section
72(t) of the Internal Revenue Code.

     8) For loans to participants or beneficiaries.(10)

     9) On account of the participant's separation from service.(11)

     10)  Participant-directed  redemptions to purchase  shares of a mutual fund
(other  than a fund  managed by the  Manager  or a  subsidiary  of the  Manager)
offered  as an  investment  option  in a  Retirement  Plan if the  plan has made special arrangements with the Distributor.

     11)  Distributions  made on account of a plan  termination or  "in-service"
distributions,  if the  redemption  proceeds  are  rolled  over  directly  to an
OppenheimerFunds-sponsored IRA.

     12) For  distributions  from a  participant's  account  under an  Automatic
Withdrawal  Plan  after  the  participant  reaches  age 59  1/2,  as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.

     13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement  Plan,  if the  aggregate  value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.

     14) For distributions  from 401(k) plans sponsored by  broker-dealers  that have entered  into a special  arrangement  with the  Distributor  allowing  this waiver.

     |_|  Redemptions  of Class B shares  or Class C shares  under an  Automatic
Withdrawal  Plan from an account  other than a Retirement  Plan if the aggregate value  of the  redeemed  shares  does  not  exceed  10% of the  account's  value annually.

     B. Waivers for Shares Sold or Issued in Certain Transactions.

     The contingent  deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

     |_| Shares sold to the Manager or its affiliates.

     |_| Shares sold to registered  management  investment companies or separate accounts of  insurance  companies  having an  agreement  with the Manager or the
Distributor for that purpose.

     |_| Shares issued in plans of reorganization to which the Fund is a party.

     |_| Shares  sold to  present or former  officers,  directors,  trustees  or employees (and their  "immediate  families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates  and  retirement  plans  established by them for their employees.

IV. Special Sales Charge Arrangements for
     Shareholders of Certain Oppenheimer
    Funds Who Were Shareholders of Former
            Quest for Value Funds
------------------------------------------

     The initial and  contingent  deferred  sales  charge  rates and waivers for
Class A, Class B and Class C shares  described in the  Prospectus  or SAI of the
Oppenheimer  funds are modified as described  below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible,  those persons must have been  shareholders on November 24, 1995, when  OppenheimerFunds,  Inc.
became the investment advisor to those former Quest for Value Funds. Those funds include:

   Oppenheimer Quest Value Fund, Inc.
   Oppenheimer Small- & Mid- Cap Value
   Fund
   Oppenheimer Quest Balanced Fund
   Oppenheimer Quest International Value
   Fund, Inc.
   Oppenheimer Quest Opportunity Value
   Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November
24, 1995:

   Quest for Value U.S. Government Income
   Fund
   Quest for Value New York Tax-Exempt Fund
   Quest for Value Investment Quality
   Income Fund
   Quest for Value National Tax-Exempt
   Fund
   Quest for Value Global Income Fund
   Quest for Value California Tax-Exempt
   Fund

     All of the funds  listed  above are  referred  to in this  Appendix  as the
"Former Quest for Value Funds." The waivers of initial and  contingent  deferred sales charges  described in this Appendix apply to shares of an Oppenheimer fund that are either:

     |_|  acquired by such  shareholder  pursuant to an exchange of shares of an
Oppenheimer fund that was one of the Former Quest for Value Funds, or

     |_|  purchased  by such  shareholder  by  exchange  of  shares  of  another
Oppenheimer fund that were acquired  pursuant to the merger of any of the Former
Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

     A. Reductions or Waivers of Class A Sales Charges.

     Reduced  Class A Initial  Sales Charge  Rates for Certain  Former Quest for
Value Funds Shareholders.

     Purchases by Groups and  Associations.  The following  table sets forth the initial  sales  charge  rates  for  Class  A  shares  purchased  by  members  of
"Associations" formed for any purpose other than the purchase of securities. The rates in the  table  apply if that  Association  purchased  shares of any of the
Former Quest for Value Funds or received a proposal to purchase such shares from
OCC Distributors prior to November 24, 1995.

Number of Eligible      Initial Sales Charge    Initial Sales Charge    Concession
Employees or Members    as a % of Offering      as a % of Net Amount    as a % of
                        Price                   Invested                Offering Price
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and SAI.
Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the
Distributor.

      Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

      Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

      Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

      Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

     V. Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

      Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

      Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)    as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

     VI. Special Reduced Sales Charge for Former Shareholders of Advance
                                America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

   VII. Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
o     the Manager and its affiliates,
o     present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's SAI) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
o     registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
o     dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
o     employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
        Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
o     dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
        Fund in specific investment products made available to their clients,
        and
o     dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
        Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer Limited Term Municipal Fund

Internet Website:
      www.oppenheimerfunds.com

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP(225.5677)

Custodian Bank
      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Registered Public Accounting Firm
      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado 80202

Counsel to the Funds
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

Counsel to the Independent Trustees
      Bell, Boyd & Lloyd LLC
      70 West Madison Street, Suite 3100
      Chicago, Illinois 60602

1234
PX0860.1206

(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this SAI refers to those Trustees who are not
"interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
(1) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(2) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
(3) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(4) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(5) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
Retirement Plan that pays for the purchase with the redemption proceeds of
Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(6) This provision does not apply to IRAs.
(7) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(8) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(9) This provision does not apply to IRAs.
(10) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(11) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                                 OPPENHEIMER MUNICIPAL FUND

                                         FORM N-1A

                                           PART C

                                     OTHER INFORMATION

Item 23. Exhibits

(a)   (i) Amended and Restated  Declaration  of Trust dated June 7, 2002:  Previously  filed with  Registrant's  Post-Effective  Amendment No. 25, 11/20/02,  and incorporated  herein by reference.

      (ii)  Amendment #2 to the Amended and Restated  Declaration  of Trust dated January 8,
2003:  Previously filed with  Registrant's  Post-Effective  Amendment No. 27, 11/24/04,  and
incorporated herein by reference.

      (iii)  Amendment #1 to the Amended and Restated  Declaration of Trust dated  September
30, 2002: Previously filed with Registrant's  Post-Effective Amendment No. 27, 11/24/04, and
incorporated herein by reference.

(b)   By-Laws as amended and restated as of  10/24/00:  Previously  filed with  Registrant's
Post-Effective Amendment No. 23, 11/20/01, and incorporated herein by reference.

      (i)  Specimen  Class  A  Share   Certificate:   Previously  filed  with   Registrant's
Post-Effective Amendment No. 23, 11/20/01, and incorporated herein by reference.

      (ii)  Specimen  Class  B  Share   Certificate:   Previously  filed  with  Registrant's
Post-Effective Amendment No. 23, 11/20/01, and incorporated herein by reference.

      (iii)  Specimen  Class  C  Share  Certificate:   Previously  filed  with  Registrant's
Post-Effective Amendment No. 23, 11/20/01, and incorporated herein by reference.

(c)    Not applicable.

(d)   Amended and Restated Investment  Advisory Agreement dated January 1, 2005:  Previously filed with Registrant's  Post-Effective Amendment No. 29, January 27, 2006, and incorporated herein by reference.

(e)   (i) General  Distributor's  Agreement  dated October 13, 1992:  Previously  filed with
Registrant's   Post-Effective   Amendment   No.  9,  1/29/93,   refiled  with   Registrant's
Post-Effective  Amendment  No.  12  (1/30/95)  pursuant  to Item 102 of  Regulation  S-T and incorporated herein by reference.

      (ii) Form of Dealer Agreement of OppenheimerFunds Distributor,  Inc.: Previously filed with  Post-Effective  Amendment No. 45 to the  Registration  Statement of  Oppenheimer  High
Yield Fund (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

      (iii) Form of Broker  Agreement  of  OppenheimerFunds  Distributor,  Inc.:  Previously
filed with  Post-Effective  Amendment No. 45 to the  Registration  Statement of  Oppenheimer
High Yield Fund (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

      (iv) Form of Agency Agreement of OppenheimerFunds Distributor,  Inc.: Previously filed with  Post-Effective  Amendment No. 45 to the  Registration  Statement of  Oppenheimer  High
Yield Fund (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

      (v)  Form  of  Trust  Company  Fund/SERV   Purchase   Agreement  of   OppenheimerFunds
Distributor,   Inc.:   Previously  filed  with  Post-Effective   Amendment  No.  45  to  the
Registration  Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (vi) Form of Trust Company Agency  Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration  Statement of
Oppenheimer  High  Yield Fund (Reg.  No.  2-62076),  10/26/01,  and  incorporated  herein by reference.

(f)   Form of Deferred  Compensation Plan for Disinterested  Trustees/Directors:  Previously
filed with  Post-Effective  Amendment No. 40 to the  Registration  Statement of  Oppenheimer
High Yield Fund (Reg. No. 2-62076), (10/27/98), and incorporated herein by reference

(g)   (i) Global Custodial  Services  Agreement dated July 15, 2003 as amended September 13,
2006, between Registrant and Citibank,  N.A.: Previously filed with Post-Effective Amendment
No. 27 to the  Registration  Statement of  Oppenheimer  California  Municipal Fund (Reg. No.
33-23566), 9/26/06, and incorporated herein by reference.

      (ii) Amended and Restated  Foreign  Custody  Manager  Agreement dated May 31, 2001, as amended  July 15,  2003:  Previously  filed with the  Pre-Effective  Amendment  No. 1 to the
Registration  Statement  of  Oppenheimer   International  Large-Cap  Core  Trust  (Reg.  No.
333-106014), 8/5/03, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion  and  Consent  of  Counsel  dated  October  29,  1986:  Previously  filed with
Registrant's  Post-Effective  Amendment  No.  9  (1/29/93)  and  refiled  with  Registrant's
Post-Effective  Amendment  No.  12  (1/30/95)  pursuant  to Item 102 of  Regulation  S-T and incorporated herein by reference.

(j)   Independent Registered Public Accounting Firm's Consent: Filed herewith.

(k)   Not applicable.

(l)   Not applicable

(m)   (i) Amended and Restated  Service Plan and  Agreement for Class A shares dated October
28, 2005: Filed herewith.

      (ii) Amended and Restated  Distribution  and Service  Plan and  Agreement  for Class B
shares dated October 28, 2005: Filed herewith.

      (iii)  Amended and Restated  Distribution  and Service Plan and  Agreement for Class C
shares dated October 28, 2005: Filed herewith.

(n)   Oppenheimer  Funds  Multiple  Class Plan under Rule 18f-3  updated  through  10/24/06:
Previously  filed with  Post-Effective  Amendment  No. 62 to the  Registration  Statement of
Oppenheimer  Capital Income Fund (Reg. No. 2-33043),  11/21/06,  and incorporated  herein by reference.

(o)   Powers of Attorney  dated December 13, 2004 for all  Trustees/Directors  and Officers:
Previously  filed with  Post-Effective  Amendment  No. 44 to the  Registration  Statement of
Oppenheimer Variable Account Funds, (Reg. No. 2-93177),  2/25/05, and incorporated herein by reference.

(p)   Amended  and  Restated  Code of Ethics of the  Oppenheimer  Funds dated March 31, 2006
under  Rule  17j-1  of  the  Investment   Company  Act  of  1940:   Previously   filed  with
Post-Effective  Amendment No. 13 to the  Registration  Statement of Oppenheimer  MidCap Fund
(Reg. No. 333-31533), 4/7/06, and incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control with the Fund

None.

Item 25. Indemnification

Reference is made to the  provisions of Article Seven of  Registrant's  Amended and Restated
Declaration  of  Trust  filed  as  Exhibit  23(a)  to  this  Registration   Statement,   and
incorporated herein by reference.

Insofar as indemnification  for liabilities  arising under the Securities Act of 1933 may be permitted  to trustees,  officers  and  controlling  persons of  Registrant  pursuant to the foregoing  provisions or otherwise,  Registrant  has been advised that in the opinion of the
Securities  and  Exchange  Commission  such  indemnification  is  against  public  policy as expressed in the Securities Act of 1933 and is, therefore,  unenforceable. In the event that a claim for  indemnification  against such liabilities (other than the payment by Registrant of expenses  incurred or paid by a trustee,  officer or controlling  person of Registrant in the  successful  defense of any action,  suit or  proceeding)  is asserted by such  trustee, officer or controlling  person,  Registrant  will,  unless in the opinion of its counsel the matter  has  been  settled  by  controlling  precedent,  submit  to a court  of  appropriate jurisdiction  the question  whether such  indemnification  by it is against public policy as expressed in the  Securities Act of 1933 and will be governed by the final  adjudication  of such issue.

Item 26. Business and Other Connections of the Investment Adviser

(a)   OppenheimerFunds,  Inc. is the investment  adviser of the  Registrant;  it and certain subsidiaries  and  affiliates  act in the  same  capacity  to  other  investment  companies, including  without  limitation  those  described  in Parts A and B hereof and listed in Item
26(b) below.

(b)   There is set forth below  information as to any other business,  profession,  vocation
or   employment   of  a   substantial   nature  in  which  each   officer  and  director  of
OppenheimerFunds,  Inc.  is,  or at any time  during  the past two  fiscal  years  has been, engaged for his/her own account or in the capacity of director,  officer,  employee, partner or trustee.

---------------------------------------------------------------------------------
Name  and   Current   Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy L. Abbuhl,             Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Agan,                   Senior Vice  President of  Shareholder  Financial
Senior Vice President          Services,  Inc., and Shareholders  Services Inc.;
                               Vice  President of  OppenheimerFunds  Distributor
                               Inc.,  Centennial  Asset  Management  Corporation
                               and OFI Private Investments Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carl Algermissen,              Formerly  Associate  Counsel and Legal Compliance
Vice President & Associate     Officer at Great  West-Life  & Annuity  Insurance
Counsel                        Co. (February 2004-October 2004.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Amato,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Beck Apostolopoulos,    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante,             Secretary  (since  December 2001) of:  Centennial
Vice President & Secretary     Asset  Management  Corporation,  OppenheimerFunds
                               Distributor,  Inc.,  HarbourView Asset Management
                               Corporation  (since June 2003),  Oppenheimer Real
                               Asset  Management,  Inc.,  Shareholder  Financial
                               Services,   Inc.,  Shareholder  Services,   Inc.,
                               Trinity Investment Management  Corporation (since
                               January 2005),  OppenheimerFunds  Legacy Program,
                               OFI Private  Investments,  Inc. (since June 2003)
                               and  OFI  Institutional  Asset  Management,  Inc.
                               (since June  2003).  Assistant  Secretary  of OFI
                               Trust Company (since December 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hany S. Ayad,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Baker,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James F. Bailey,               Senior Vice  President of  Shareholder  Services,
Senior Vice President          Inc. (since March 2006).  Formerly Vice President
                               at T. Rowe Price  Group  (September  2000-January
                               2006).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Baldwin,               President and Director of  Shareholder  Financial
Executive Vice President       Services,  Inc. and  Shareholder  Services,  Inc.
                               Formerly   Managing  Director  at  Deutsche  Bank
                               (March 2001 - March 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Banta,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joanne Bardell,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Adam Bass,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Baum,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeff Baumgartner,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marc Baylin,                   Formerly  Portfolio  Manager at J.P. Morgan (June
Vice President                 2002-August 2005.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Todd Becerra,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lalit K. Behal                 Assistant    Secretary   of   HarbourView   Asset
Assistant Vice President       Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert,             Vice President of  OppenheimerFunds  Distributor,
Senior Vice President          Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gerald B. Bellamy,             Assistant  Vice  President  (Sales Manager of the
Assistant Vice President       International   Division)  of  OFI  Institutional

                               Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik S. Berg,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Bertucci                None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rajeev Bhaman,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Billings,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Binning,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop,              Treasurer     (since     October     2003)     of
Vice President                 OppenheimerFunds     Distributor,     Inc.    and
                               Centennial Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Beth Bleimehl,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John R. Blomfield,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa I. Bloomberg,             None
Vice President & Associate
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Veronika Boesch,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad Boll,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antulio N. Bomfim,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Borre Massick,        None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lori E. Bostrom,               Formerly Vice President and Corporate  Counsel at
Vice President & Senior        Prudential   Financial   Inc.   (October  2002  -
Counsel                        November 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Bourgeois,                Assistant    Vice    President   of   Shareholder
Assistant Vice President       Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Boydell,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Garrett C. Broadrup            Formerly  an  Associate  at Davis  Polk & Wardell
Assistant Vice President &     (October 2002-October 2006)
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Bromberg,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joan Brunelle,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristine Bryan-Levin,          Formerly  Senior Vice President at Brown Brothers
Vice President                 Harriman (November 2002 - May 2005)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stephanie Bullington,          Formerly  Fund  Accounting   Manager  at  Madison
Assistant Vice President       Capital  Management  Company  (July  2005-October
                               2005) and Fund Accounting  Officer at Butterfield
                               Fund Services  (Bermuda)  Limited (a wholly owned
                               subsidiary of the Bank of NT  Butterfield & Sons)
                               (September 2003-June 2005)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Burke,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Burns,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Geoffrey Caan,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick Campbell,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine Carroll,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debra Casey,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maria Castro,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Chaffee,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Chibnik,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick Sheng Chu,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brett Clark,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
H.C. Digby Clements,           None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter V. Cocuzza,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gerald James Concepcion,       Formerly  (until  November 2004) an RIA Marketing
Assistant Vice President       Associate of OppenheimerFunds, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Corbett,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Cornwell,                Senior Vice  President of  Shareholder  Financial
Senior Vice President          Services,  Inc. and Shareholder  Services,  Inc.:
                               Vice President of  OppenheimerFunds  Distributor,
                               Inc.,  Centennial  Asset  Management  Corporation
                               and OppenheimerFunds Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cheryl Corrigan,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Belinda J. Cosper,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott Cottier,                 None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Coulston,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie C. Cusker,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George Curry,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Dachille,                Formerly   Fixed  Income   Director  at  National
Vice President                 Railroad   Retirement   Investment   Trust   (May
                               2003-May 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Damian,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Demarco,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig P. Dinsell,              None
Executive Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Randall C. Dishmon,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gavin Dobson,                  Formerly  President at Britannic Asset Management
Vice President                 International (September 2001-May 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rebecca K. Dolan               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven D. Dombrower,           Senior    Vice    President    of   OFI   Private
Vice President                 Investments,     Inc.;    Vice    President    of
                               OppenheimerFunds Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Doyle,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce C. Dunbar,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Dvorak,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Edmiston,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

A. Taylor Edwards,             Formerly  Associate  at  Dechert  LLP  (September
Assistant Vice President &     2000-December 2005).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Venkat Eleswarapu,             Formerly  Associat  Professor of Finance at Texas
Vice President                 Tech  University  (July  2005-December  2005) and
                               Assistant   Professor   of  Finance  at  Southern
                               Methodist University (January 1999-May 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel R. Engstrom,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Robert Erven             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Evans,               None
Senior Vice President &
Director of International
Equities

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward N. Everett,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathy Faber,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Falicia,                 Assistant   Secretary   (as  of  July   2004)  of
Assistant Vice President       HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Matthew Farkas,                Formerly  Associate  at  Epstein  Becker & Grenn,
Assistant Vice President &     P.C. (September 2000-March 2006).
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristie Feinberg,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Emmanuel Ferreira,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding,            Vice President of  OppenheimerFunds  Distributor,
Senior Vice President;         Inc.;  Director of ICI Mutual Insurance  Company;
Chairman of the Rochester      Governor of St. John's  College;  Chairman of the
Division                       Board of  Directors  of  International  Museum of
                               Photography at George Eastman House.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradley G. Finkle,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Foxhoven,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barbara Fraser,                Formerly  Attorney  in  Private  Practice  (April
Vice President & Associate     2000 - November 2005).
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Frengillo,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dominic Freud,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan Gagliardo,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hazem Gamal,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Seth Gelman,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Gerlach,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Subrata Ghose,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles W. Gilbert,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kurt Gibson,                   Formerly  Manager at  Barclays  Capital  (January
Assistant Vice President       2002 - April 2006).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillip S. Gillespie,          None
Senior Vice President &
Assistant Secretary

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan C. Gilston,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jacqueline Girvin-Harkins,     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Glazerman,             None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Benjamin J. Gord,              Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                               Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Leyla Greengard,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert B. Grill,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carol Guttzeit,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Haley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marilyn Hall,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Haney,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Hauenstein,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert W. Hawkins,             Formerly an  Associate  at Shearman  and Sterling
Assistant Vice President and   LLP (July 2004-August 2005).
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas B. Hayes,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Heathwood,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Heidi Heikenfeld,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Annika Helgerson,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward Henderson,              Formerly  Director of  Corporate  Purchasing  and
Assistant Vice President       Ris Management at StarTek Inc.  (January 2003-May
                               2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Hermann,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dennis Hess,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph Higgins,                Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dorothy F. Hirshman,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Hoelscher,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Hourihan,                Assistant  Secretary of OFI  Institutional  Asset
Vice President & Associate     Management,  Inc.  (since April  2006).  Formerly
Counsel                        Vice    President    and   Senior    Counsel   at
                               Massachusetts  Financial  Service  Company  (June
                               2004-March 2006).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Huebl,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Margaret Hui,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dana Hunter                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Huttlin,                  Senior   Vice   President    (Director   of   the
Vice President                 International  Division)  (since January 2004) of
                               OFI   Institutional   Asset   Management,   Inc.;
                               Director  (since  June 2003) of  OppenheimerFunds
                               (Asia) Limited
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James G. Hyland,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kelly Bridget Ireland,         None.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives,              Vice   President  and   Assistant   Secretary  of
Vice President, Senior         OppenheimerFunds     Distributor,     Inc.    and
Counsel & Assistant Secretary  Shareholder  Services,  Inc.; Assistant Secretary

                               of  Centennial  Asset   Management   Corporation,
                               OppenheimerFunds  Legacy Program and  Shareholder
                               Financial Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Jaume,                 Senior  Vice  President  of   HarbourView   Asset
Vice President                 Management   Corporation  and  OFI  Institutional
                               Asset  Management,  Inc.;  Director  of OFI Trust
                               Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank V. Jennings,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Jennings,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Johnson,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Kadehjian,                Formerly Vice President,  Compensation Manager at
Assistant Vice President       The  Bank  of New  York  (November  1996-November
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Kandilis,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Amee Kantesaria,               Formerly  Counsel at  Massachusetts  Mutual  Life
Assistant Vice President       Insurance Company (May 2005-December 2006).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rezo Kanovich,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas W. Keffer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh,                 Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Kiernan,                  Formerly  Vice  President  and Senior  Compliance
Assistant Vice President &     Officer,  Guardian  Trust  Company,  FSB  at  The
Marketing Compliance Manager   Guardian  Life   Insurance   Company  of  America
                               (since February 1998-November 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Audrey Kiszla,                 Formerly   Vice   President   at  First   Horizon
Vice President                 Merchant  Services   (December   2005-May  2006);
                               Director at Janus (January 1998-August 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Klassen,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin S. Korn,                None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Kramer,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Kunz,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gloria LaFond,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Lamentino,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Lange,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc. and OFI Private Investments Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey P. Lagarce,            President of OFI Institutional  Asset Management,
Senior Vice President          Inc. as of January 2005.  Formerly Executive Vice
                               President-Head  of Fidelity  Tax-Exempt  Services
                               Business   at   Fidelity    Investments   (August
                               1996-January 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Latino,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristina Lawrence,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gayle Leavitt,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher M. Leavy,          None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Lee,                     Formerly Vice  President at Delaware  Investments
Vice President                 (October 2000-February 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Randy Legg,                    None
Vice President & Assistant
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Leitzinger,              Senior Vice  President of  Shareholder  Services,
Senior Vice President          Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Justin Leverenz,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael S. Levine,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Levitt,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gang Li,                       None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shanquan Li,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie A. Libby,                Senior Vice President of OFI Private  Investments
Senior Vice President          Inc.  Formerly  Executive  Vice President & Chief
                               Operating Officer at Fred Alger Management,  Inc.
                               (July 1996 - February 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Lifshey,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mitchell J. Lindauer,          None
Vice President & Assistant
General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bill Linden,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa B. Lischin,            Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Lolli,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel G. Loughran             None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patricia Lovett,               Vice   President   of    Shareholder    Financial
Vice President                 Services,  Inc.  and  Senior  Vice  President  of
                               Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Misha Lozovik,                 Formerly Senior Director at Clinical  Development
Vice President                 Capital     LLC/Care    Capital    LLC    (August
                               2002-October 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Lucaccini,              Formerly  Director and High Yield  Analyst at UBS
Assistant Vice President       Global Asset  Management  (November  2001 - April

                               2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dongyan Ma,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Macchia,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark H. Madden,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry Mandzij,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angelo G. Manioudakis          Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation and of OFI  Institutional
                               Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carolyn Maxson,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William T. Mazzafro,           Formerly    self-employed    as   a    consultant
Assistant Vice President       securities (January 2004- December 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Trudi McKenna,                 Formerly  Leadership  Development  Supervisor  at
Assistant Vie President        JetBlue Airways (July 2003-October 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jay Mewhirter,                 Formerly  Director of Application  Development at
Vice President                 AMVESCAP (September 1999-March 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elizabeth McCormack,           Vice   President  and   Assistant   Secretary  of
Vice President                 HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph McDonnell,              Formerly  Senior Vice  President  at Lehman Bros.
Vice President                 (April 1995-March 2006).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph McGovern,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles L. McKenzie,           Chairman of the Board, Director,  Chief Executive
Senior Vice President          Officer  and  President  of  OFI  Trust  Company;

                               Chairman,    Chief   Executive   Officer,   Cheif
                               Investment    Officer   and   Director   of   OFI
                               Institutional     Asset    Management,     Inc.;,
                               President,  Senior Managing Director and Director
                               of  HarbourView  Asset  Management   Corporation;
                               Chairman,    President;   Director   of   Trinity
                               Investment   Management   Corporation   and  Vice
                               President of Oppenheimer  Real Asset  Management,
                               Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William McNamara                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Medev,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucienne Mercogliano,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew J. Mika,                None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jan Miller,                    Formerly a Supervisor at Janus (May  2004-October
Assistant Vice President       2004.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Heather Minks                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rejeev Mohammed,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nikolaos D. Monoyios,          None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Mulachy,                  None
Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy,                President and Management  Director of Oppenheimer
Chairman, President, Chief     Acquisition  Corp.;  President  and  Director  of
Executive Officer & Director   Oppenheimer   Real   Asset   Management,    Inc.;

                               Chairman  and Director of  Shareholder  Services,
                               Inc. and Shareholder  Financial  Services,  Inc.;
                               Director   of   Centennial    Asset    Management
                               Corporation,  OppenheimerFunds Distributor, Inc.,
                               OFI   Institutional   Asset   Management,   Inc.,
                               Trinity   Investment   Management    Corporation,
                               Tremont Group Holdings,  Inc.,  HarbourView Asset
                               Management    Corporation    and   OFI    Private
                               Investments,  Inc.;  Executive  Vice President of
                               Massachusetts   Mutual  Life  Insurance  Company;
                               Director  of  DLB  Acquisition   Corporation;   a
                               member  of  the  Investment  Company  Institute's
                               Board of Governors.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Meaghan Murphy,                Formerly  Marketing  Professional,  RFP Writer at
Assistant Vice President       JP Morgan  Fleming Asset  Management  (May 2002 -
                               October 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Suzanne Murphy,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas J. Murray,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Nadler,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Newman,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Nichols,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James B. O'Connell,            Formerly   a   Senior    Designer    Manager   of
Assistant Vice President       OppenheimerFunds,  Inc.  (April  2002 -  December
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew O'Donnell,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tony Oh,                       Formerly  Director of SEC  Reporting  at Teletech
Assistant Vice President       Holdings (July 2004-April 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John O'Hare,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John J. Okray,                 Formerly   Vice   President,    Head   of   Trust
Vice President                 Operations at Lehman Brothers (June  2004-October
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lerae A. Palumbo,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Anthony Parish,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Patton,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David P. Pellegrino,           None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allison C. Pells,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert H. Pemble,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lori L. Penna,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Petersen,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marmeline Petion-Midy,         None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Pfeffer,                 Senior  Vice  President  of   HarbourView   Asset
Senior Vice President & Chief  Management Corporation since February 2004.
Financial Officer

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Sanjeev Phansalkar,            Formerly  Consultant  at The  Solomon-Page  Group
Assistant Vice President       (October 2004-September 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Phillips,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott Phillips,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gary Pilc,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Piper,                    Assistant    Vice    President   of   Shareholder
Assistant Vice President       Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeaneen Pisarra,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nicolas Pisciotti,             Formerly  Assistant  Vice President at ING (April
Assistant Vice President       2002 - May 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Poiesz,                  None
Senior Vice President, Head
of Growth Equity Investments

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Sergei Polevikov,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Semyon Polyak,                 Formerly Vice President and Co-Portfolio  Manager
Vice President                 at Pioneer Investments (June 1998-August 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey Portnoy,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Preuss,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ellen Puckett,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jane C. Putnam,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Quarles,                  Formerly a  Principal  at AIM  Management  Group,
Assistant Vice President       Inc. (October 1997-October 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael E. Quinn,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie S. Radtke,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Norma J. Rapini,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Corry E. Read,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marc Reinganum,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Reiter,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric Richter,                  Vice  President of HarbourView  Asset  Management
Vice President                 Corporation.   Formerly   Investment  Officer  at
                               Alaska   Permanent   Fund   Corporation    (April
                               2005-February  2006);  Vice  President  at Loomis
                               Sayles & Co. (July 1997-April 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claire Ring,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Grace Roberts,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Robertson,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Robis,                  Formerly  a  Proprietary  Trader  at J.P.  Morgan
Assistant Vice President       Chase & Co. (May 2004-May 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antoinette Rodriguez,          None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacey Roode,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey S. Rosen,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacy Roth,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James H. Ruff,                 President   &   Director   of    OppenheimerFunds
Executive Vice President       Distributor,    Inc.   and    Centennial    Asset

                               Management Corporation;  Executive Vice President
                               of OFI Private Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Adrienne Ruffle,               Formerly an Associate  with Sidley Austin Brown &
Assistant Vice President and   Wood LLP (September 2002-February 2005).
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kim Russomanno,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gerald Rutledge,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie Anne Ryan,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Timothy Ryan,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rohit Sah,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Valerie Sanders,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rudi W. Schadt,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen P. Schoenfeld,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick Schneider,             Formerly Human Resources  Manager at ADT Security
Assistant Vice President       Services (December 2001-July 2006).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mary Beth Schellhorn,          Formerly  Human  Resources  Generalist  at  Misys
Assistant Vice President       Banking Systems (November 2000-June 2006).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott A. Schwegel,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allan P. Sedmak                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer L. Sexton,            Senior    Vice    President    of   OFI   Private
Vice President                 Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Asutosh Shah,                  Formerly   Vice   President   at  Merrill   Lynch
Vice President                 Investment   Managers   (February   2002-February
                               2006).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kamal Shah,                    Formerly Senior Vice President  Chief  Technology
Vice President                 Officer  at  Tremont  Capital  Management  (March
                               1998-July 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nava Sharma,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David C. Sitgreaves,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward James Sivigny           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Enrique H. Smith,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis Sortino,                 None
Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith J. Spencer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marco Antonio Spinar,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brett Stein                    Formerly  Vice  President  of Client  Services at
                               XAware, Inc. (October 2002-August 2006).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Stein,              None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur P. Steinmetz,           Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Stevens,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Benjamin Stewart               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John P. Stoma,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Amy Sullivan,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Deborah A. Sullivan,           Secretary of OFI Trust Company.
Vice President & Assistant
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Swaney,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Szilagyi,             Director of Financial  Reporting  and  Compliance
Assistant Vice President       at First Data Corporation (April 2003-June 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew Tartaglia,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Toner,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Melinda Trujillo,              Formerly  Senior Manager at CoBank,  ACB (January
Assistant Vice President       2004-April 2006).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Leonid Tsvayg,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith Tucker,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cameron Ullyat,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angela Uttaro,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark S. Vandehey,              Vice  President and Chief  Compliance  Officer of
Senior Vice President & Chief  OppenheimerFunds  Distributor,  Inc.,  Centennial
Compliance Officer             Asset  Management   Corporation  and  Shareholder
                               Services,   Inc.;  Chief  Compliance  Officer  of
                               HarbourView  Asset Management  Corporation,  Real
                               Asset  Management,  Inc.,  Shareholder  Financial
                               Services,  Inc.,  Trinity  Investment  Management
                               Corporation,   OppenheimerFunds  Legacy  Program,
                               OFI Private Investments,  Inc., OFI Trust Company
                               and OFI Institutional Asset Management, Inc

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maureen Van Norstrand,         None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nancy Vann,                    Formerly  Assistant  General  Counsel  at Reserve
Vice President & Assistant     Management  Company,   Inc.  (April  to  December

Counsel                        2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rene Vecka,                    None
Assistant Vice President,
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermette,              Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elaine Villas-Obusan,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip F. Vottiero,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Walsh,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry A. Webman,               Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher D. Weiler,         None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Adam Weiner,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barry D. Weiss,                Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and of Centennial  Asset  Management
                               Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Lynn Weiss,            None
Vice President & Associate
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christine Wells,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph J. Welsh,               Vice  President of HarbourView  Asset  Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Diederick Wermolder,           Director of  OppenheimerFunds  International Ltd.
Senior Vice President          and  OppenheimerFunds  plc  and  OppenheimerFunds
                               (Asia) Limited;  Senior Vice President  (Managing
                               Director of the  International  Division)  of OFI
                               Institutional Asset Management, Inc..
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine M. White,            Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor,   Inc.;   member  of  the   American
                               Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William L. Wilby,              None
Senior Vice President &
Senior Investment Officer,
Director of Equities

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Troy Willis,                   None
Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna M. Winn,                 President,  Chief Executive  Officer and Director
Senior Vice President          of OFI Private  Investments,  Inc.;  Director and
                               President  of  OppenheimerFunds  Legacy  Program;
                               Senior   Vice   President   of   OppenheimerFunds
                               Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian W. Wixted,               Treasurer   of   HarbourView   Asset   Management
Senior Vice President and      Corporation;    OppenheimerFunds    International
Treasurer                      Ltd.,  Oppenheimer Real Asset  Management,  Inc.,
                               Shareholder    Services,     Inc.,    Shareholder
                               Financial    Services,    Inc.,    OFI    Private
                               Investments,   Inc.,  OFI   Institutional   Asset
                               Management,   Inc.,   OppenheimerFunds   plc  and
                               OppenheimerFunds  Legacy  Program;  Treasurer and
                               Chief  Financial  Officer  of OFI Trust  Company;
                               Assistant  Treasurer of  Oppenheimer  Acquisition
                               Corp.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carol E. Wolf,                 Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation  and of Centennial  Asset
                               Management  Corporation;  serves  on the Board of
                               the Colorado Ballet.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Meredith Wolff,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Oliver Wolff,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kurt Wolfgruber,               Director  of  Tremont   Group   Holdings,   Inc.,
Executive Vice President,      HarbourView Asset Management  Corporation and OFI
Chief Investment Officer and   Institutional Asset Management,  Inc. (since June
Director                       2003).   Management   Director   of   Oppenheimer
                               Acquisition Corp. (since December 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Caleb C. Wong,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward C. Yoensky,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Geoff Youell,                  Formerly  Principal  Consultant  at  XAware  Inc.
Assistant Vice President       (January 2004-June 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucy Zachman,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack                 General  Counsel of Centennial  Asset  Management
Executive Vice President and   Corporation;  General  Counsel  and  Director  of
General Counsel                OppenheimerFunds    Distributor,    Senior   Vice
                               President  and  General  Counsel  of  HarbourView
                               Asset    Management     Corporation    and    OFI
                               Institutional  Asset  Management,   Inc.;  Senior
                               Vice  President,  General Counsel and Director of
                               Shareholder     Financial     Services,     Inc.,
                               Shareholder    Services,    Inc.,   OFI   Private
                               Investments,   Inc.   and  OFI   Trust   Company;
                               Director    and     Assistant     Secretary    of
                               OppenheimerFunds     International    Ltd.    And
                               OppenheimerFunds  plc; Vice President,  Secretary
                               and General  Counsel of  Oppenheimer  Acquisition
                               Corp.;   Director  of   Oppenheimer   Real  Asset
                               Management,   Inc.  and  OppenheimerFunds  (Asia)
                               Limited);   Vice  President  of  OppenheimerFunds
                               Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neal A. Zamore,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Anna Zatulovskaya,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Zavanelli,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alex Zhou,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald Zibelli,                Formerly  Managing  Director and Small Cap Growth
Vice President                 Team Leader at Merrill Lynch.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur J. Zimmer,              Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.

Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund

Oppenheimer International Value Fund (a series of Oppenheimer International Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Aggressive Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer Principal
     Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):

     Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA

   Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA

Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above,  Shareholder  Financial  Services,  Inc.,
Shareholder  Services,  Inc.,   OppenheimerFunds   Services,   Centennial  Asset  Management
Corporation,  Oppenheimer Real Asset Management, Inc. and OppenheimerFunds Legacy Program is
6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of  OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,  HarbourView
Asset Management Corporation,  Oppenheimer Acquisition Corp., OFI Private Investments, Inc.,
OFI  Institutional  Asset  Management,  Inc.  and  Oppenheimer  Trust  Company  is Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

The address of Tremont Group Holdings,  Inc. is 555 Theodore Fremd Avenue, Suite 206-C, Rye,
New York 10580.

The  address of  OppenheimerFunds  International  Ltd. is Bloc C, Irish Life  Center,  Lower
Abbey Street, Dublin 1, Ireland.

The  address  of Trinity  Investment  Management  Corporation  is 301 North  Spring  Street,
Bellefonte, Pennsylvania 16823.

The address of  OppenheimerFunds  (Asia)  Limited is Central Tower,  28 Queen's Road,  Suite
1601, Central, Hong Kong.

Item 27. Principal Underwriter

(a)   OppenheimerFunds  Distributor,  Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered  open-end  investment  companies for which  OppenheimerFunds,  Inc. is the  investment  adviser,  as described in Part A and B of this  Registration  Statement and listed in Item 26(b) above (except  Panorama  Series Fund,
Inc.) and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:
---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Abbhul(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Anthony Allocco (2)             Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(2)            Secretary                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Barker                    Vice President            None
1723 W. N.elson St.

Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher Barlow (2)          Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert(1)            Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rocco Benedetto(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rick Bettridge                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop(1)             Treasurer                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David A. Borrelli               Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey R. Botwinick            Vice President            None
4431 Twin Pines Drive
Manlius, NY 13104

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Sarah Bourgraf(1)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Brennan(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick Campbell(1)             Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Chonofsky                Vice President            None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angelanto Ciaglia (2)           Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Clayton(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Colby (2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rodney Constable (1)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Cornwell(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neev Crane                      Vice President            None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey D. Damia                Vice President            None
21 Woodhill Road
Chatham, NY 12037

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Fredrick Davis                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Dombrower                Vice President            None
13 Greenbrush Court
Greenlawn, NY 11740

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ryan C. Drier                   Vice President            None
2240 Breton  Road SE

Grand Rapids, MI 49525
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cliff H. Dunteman               Vice President            None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hillary Eigen(2)                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Fahey                 Senior Vice President     None
9511 Silent Hills Lane
Lone Tree, CO 80124

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Deanna Farrugia(1)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Fereday                   Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph Fernandez                Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark J. Ferro                   Senior Vice President     None
104 Beach 221st Street
Breezy Point NY 11697

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradley Finkle(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric P. Fishel                  Vice President            None
725 Boston Post Rd., #12
Sudbury, MA 01776
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick W. Flynn                Senior Vice President     None
14083 East Fair Avenue
Englewood CO 80111

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John ("J") Fortuna(2)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jayme D. Fowler                 Vice President            None
3818   Cedar    Springs   Road,
#101-349
Dallas TX 75219

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Fuermann                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Gottesman               Vice President            None
255 Westchester Way
Birmingham, MI 48009

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raquel Granahan(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kahle Greenfield(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric Grossjung                  Vice President            None
4002 N. 194th Street
Elkhorn, NE 68022

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James E. Gunther                Vice President            None
603 Withers Circle
Wilmington, DE 19810

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin J. Healy(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Hennessey                 Vice President            None
8634 Forest Run Lane
Orlando, FL 32836
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elyse R. Jurman Herman          Vice President            None
5486 NW 42 Avenue
Boca Raton, FL 33496
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy G. Hetson(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Amy Huber(1)                    Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian F. Husch                  Vice President            None
37 Hollow Road
Stonybrook NY 11790

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith Hylind                    Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives(1)             Vice      President     & Assistant Secretary
                                Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shonda Rae Jaquez(2)            Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nivan Jaleeli                   Vice President            None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric K. Johnson                 Vice President            None
8588 Colonial Drive
Lone Tree, CO 80124

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Klein                   Senior Vice President     None
4820 Fremont Avenue South
Minneapolis, MN 55419
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Knott(1)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brent A. Krantz                 Senior Vice President     None
61500 Tam McArthur Loop
Bend, OR 97702
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric Kristenson (2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David T. Kuzia                  Vice President            None
10258 S. Dowling Way
Highlands Ranch CO 80126

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul R. LeMire                  Assistant Vice President  None
7 Cormorant Drive
Middletown, NJ 07748
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric J. Liberman                Vice President            None
27 Tappan Ave., Unit West
Sleepy Hollow NY 10591

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Loncar                   Vice President            None
1401  North Taft  Street,  Apt.
726
Arlington VA 22201

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Lyman                     Vice President            None
7425 Eggshell Drive
N. Las Vegas, NV 89084

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter Maddox (2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Malik                   Vice President            None
546 Idylberry Road
San Rafael, CA 94903
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Todd A. Marion                  Vice President            None
24 Midland Avenue
Cold Springs Harbor NY 11724

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John C. McDonough               Vice President            None
533 Valley Road
New Canaan, CT 06840

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent C. McGowan                 Vice President            None
9510 190th Place SW
Edmonds, WA 98020
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian F. Medina                 Vice President            None
3009 Irving Street
Denver CO 80211

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Matthew L. Michaelson           Vice President            None
1250 W. Grace, #3R
Chicago IL 60613

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Noah Miller (1)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clint Modler(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Moser                    Vice President            None
9650 East Aspen Hill Circle
Lone Tree CO 80124

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David W. Mountford              Vice President            None
7820 Banyan Terrace
Tamarac, FL 33321
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gzim Muja                       Vice President            None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy(2)               Director                  President & Trustee

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John S. Napier                  Vice President            None
17 Hillcrest Ave.
Darien, CT 06820
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Nelkin (2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradford G. Norford             Vice President            None
5095 Lahinch Ct.
Westerville, OH 43082

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Park(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Perkes                 Vice President            None
6 Lawton Ct.
Frisco, TX 75034
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles K. Pettit(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine M. Puleo-Carter(2)       Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael A. Raso                 Vice President            None
3 Vine Place
Larchmont NY 10538

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard E. Rath                 Vice President            None
46 Mt. Vernon Ave.

Alexandria, VA 22301
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William J. Raynor (5)           Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nicole Robbins(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ian M. Roche                    Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew Rutig                   Vice President            None
199 North Street
Ridgefield, CT 06877
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Saunders                   Vice President            None
2251 Chantilly Ave.
Winter Park, FL 32789

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Schmitt(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Schmitt                  Vice President            None
40 Rockcrest Rd.
Manhasset NY 11030

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Schories                Vice President            None
3 Hill Street
Hazlet NJ 07730

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles F. Scully               Vice President            None
125 Cypress View Way
Apex, NC 27502
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Sexton (2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Sheluck(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debbie A. Simon                 Vice President            None
55 E. Erie St., #4404
Chicago, IL 60611
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryant Smith(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas Bruce Smith             Vice President            None
3635 NW Sierra Drive
Camas, WA 98607

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher M. Spencer          Vice President            None
2353 W 118th Terrace
Leawood KS 66211

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John A. Spensley                Vice President            None
375 Mallard Court

Carmel, IN 46032
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alfred St. John(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan Stein                     Vice President            None
8 Longwood Rd.
Voorhees, NJ 08043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wayne Strauss(3)                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George T. Sweeney               Senior Vice President     None
5 Smokehouse Lane
Hummelstown, PA 17036
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William K. Tai                  Vice President            None
12701 Prairie Drive
Urbandale IA 50323

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Temple (2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barrie L. Tiedemann             Vice President            None
1774 Sheridan Dr.
Ann Arbor MI 48104

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey(1)             Vice President and Chief  Vice President and
                                Compliance Officer        Chief Compliance
                                                          Officer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermete(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cynthia Walloga(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Lediard Ward            Vice President            None
1400  Cottonwood  Valley Circle
N.
Irving, TX 75038
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa Ward(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chris G. Werner(                Vice President            None
98 Crown Point Place
Castle Rocl CO 80108

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ryan Wilde (1)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie Wimer (2)                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter Winters                   Vice President            None
911 N. Organce Ave. Pat. 514
Orlando FL 32801

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick Wisneski (1)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Meredith Wolff(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Zachman (2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack(2)               General     Counsel     & Vice    President    &
                                Director                  Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Walter Zinych                   Vice President            None
630 North  Franklin  St.,  Apt.
718
Chicago IL 60610

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Zito                     Vice President            None

---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008
(3)350 Linden Oaks, Rochester, NY 14623

(4)555 Theodore Fremd Avenue, Rye, NY 10580
(5)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston MA 02210

(c)   Not applicable.

Item 28. Location of Accounts and Records

The accounts,  books and other documents required to be maintained by Registrant pursuant to
Section 31(a) of the Investment Company Act of 1940 and rules promulgated  thereunder are in the  possession  of  OppenheimerFunds,  Inc.  at its  offices  at  6803  South  Tucson  Way,
Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                         SIGNATURES

Pursuant to the  requirements  of the Securities Act of 1933 and the Investment  Company Act
of 1940, the Registrant  certifies that it meets all of the requirements  for  effectiveness of this Registration  Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this  Registration  Statement to be signed on its behalf by the undersigned, duly  authorized,  in the City of New York and State of New York on the 26th day of  January
2007.

                              OPPENHEIMER MUNICIPAL FUND

                              By:  /s/ John V. Murphy*
                              ---------------------------------------------
                              John V. Murphy, President,
                              Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                   Title                       Date

/s/ William L. Armstrong*

-----------------------      Chairman of the Board       January 26, 2007
William L. Armstrong         of Trustees

/s/ John V. Murphy*          President, Principal        January 26, 2007
------------------------     Executive Officer & Trustee
John V. Murphy

/s/ Brian W. Wixted*         Treasurer, Principal        January 26, 2007
-------------------------    Financial &
Brian W. Wixted              Accounting Officer

/s/ Robert G. Avis*          Trustee                     January 26, 2007

----------------------
Robert G. Avis

/s/ George Bowen*            Trustee                     January 26, 2007

----------------------
George Bowen

/s/ Edward Cameron*          Trustee                     January 26, 2007

------------------------
Edward Cameron

Jon S. Fossel*               Trustee                     January 26, 2007

--------------------
Jon S. Fossel

/s/ Sam Freedman*            Trustee                     January 26, 2007

----------------------
Sam Freedman

/s/ Beverly L. Hamilton

------------------------------                           Trustee  January 26, 2007
Beverly L. Hamilton

/s/ Robert J. Malone*

--------------------------   Trustee                     January 26, 2007
Robert J. Malone

/s/ F. William Marshall, Jr.*                            Trustee  January 26, 2007

--------------------------------
F. William Marshall, Jr.

*By: /s/ Kathleen T. Ives

-----------------------------------------

Kathleen T. Ives, Attorney-in-Fact

                                 OPPENHEIMER MUNICIPAL FUND

                            Registration Statement No. 33-08054

                              Post-Effective Amendment No. 30

                                       EXHIBIT INDEX

Exhibit No.       Description

23. (j)           Independent Registered Public Accounting Firm's Consent

23. (m)     (i) Amended and Restated Service Plan and Agreement for Class A shares

            (ii) Amended and Restated  Distribution and Service Plan and Agreement for Class
            B shares

            (iii)  Amended and  Restated  Distribution  and Service Plan and  Agreement  for
            Class C shares